UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: April 30
Date of reporting period: July 31, 2004

Item 1. Schedule of Investments

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Thrivent Mutual Funds

Technology Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Technology Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (90.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
       4,900   Nextel Communications, Inc.(b)                                                                    $111,524
      19,650   Sprint Corporation (FON Group)                                                                     367,062
      11,300   Verizon Communications, Inc.                                                                       435,502
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      914,088
=========================================================================================================================

Consumer Discretionary (4.6%)
-------------------------------------------------------------------------------------------------------------------------
       3,100   Amazon.com, Inc.(b)                                                                                120,652
       3,300   Best Buy Company, Inc.                                                                             158,928
       1,000   E.W. Scripps Company                                                                               102,420
      14,700   eBay, Inc.                                                                                       1,151,451
       2,300   Pixar, Inc.(b,c)                                                                                   156,952
       3,300   Viacom, Inc.                                                                                       110,847
       7,200   Walt Disney Company                                                                                166,248
      12,000   XM Satellite Radio Holdings, Inc.(b,c)                                                             316,680
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     2,284,178
=========================================================================================================================

Health Care (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       3,000   Amgen, Inc.(b)                                                                                     170,640
       2,400   Bausch & Lomb, Inc.                                                                                147,816
       7,500   Baxter International, Inc.                                                                         225,525
       4,900   Boston Scientific Corporation                                                                      187,474
       2,800   Charles River Laboratories International, Inc.(b)                                                  126,196
       1,800   Invitrogen Corporation(b)                                                                           94,464
      11,500   Pfizer, Inc.                                                                                       367,540
       5,200   Telik, Inc.(b,c)                                                                                   102,752
      13,800   Vertex Pharmaceuticals, Inc.(b,c)                                                                  127,374
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                1,549,781
=========================================================================================================================

Industrials (1.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,500   American Power Conversion   Corporation                                                             83,050
       5,700   Monster Worldwide, Inc.(b)                                                                         125,913
       6,700   Northrop Grumman Corporation                                                                       352,420
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                  561,383
=========================================================================================================================

Information Technology (79.5%)
-------------------------------------------------------------------------------------------------------------------------
      12,400   Accenture, Ltd.(b)                                                                                 305,412
       3,700   Adobe Systems, Inc.                                                                                156,066
       3,700   ADTRAN, Inc.                                                                                        98,827
       4,400   Affiliated Computer Services, Inc.(b)                                                              228,360
      17,500   Agilent Technologies, Inc.(b)                                                                      416,675
       9,000   Akamai Technologies, Inc.(b,c)                                                                     134,370
      14,000   Altera Corporation(b)                                                                              291,480
       6,300   Amphenol Corporation                                                                               198,009
      18,700   Analog Devices, Inc.                                                                               742,390
       6,100   Andrew Corporation(b)                                                                               66,185
      34,100   Apple Computer, Inc.(b)                                                                          1,102,794
      49,400   Applied Materials, Inc.(b)                                                                         838,318
      10,800   ASML Holding NV ADR(b)                                                                             153,468
      22,600   ATI Technologies, Inc.(b)                                                                          363,860
       9,025   AU Optronics Corporation(c)                                                                        106,044
       6,400   Autodesk, Inc.                                                                                     257,280
      14,300   Avaya, Inc.(b)                                                                                     209,495
       2,800   Avid Technology, Inc.(b)                                                                           130,872
      37,800   BEA Systems, Inc.(b)                                                                               245,322
      23,400   BMC Software, Inc.(b)                                                                              366,912
      12,300   Broadcom Corporation(b)                                                                            434,928
      17,800   Cadence Design Systems, Inc.(b)                                                                    239,766
       5,600   CDW Corporation                                                                                    360,080
      16,800   Check Point Software Technologies, Ltd.(b)                                                         334,152
       6,300   CheckFree Corporation(b)                                                                           189,252
     107,000   Cisco Systems, Inc.(b)                                                                           2,232,020
       7,200   Cognos, Inc.(b)                                                                                    242,496
      17,900   Computer Associates International, Inc.                                                            451,796
       7,200   Computer Sciences Corporation(b)                                                                   340,200
      21,300   Comverse Technology, Inc.(b)                                                                       363,378
      14,300   Corning, Inc.(b)                                                                                   176,748
      16,100   Cypress Semiconductor Corporation(b,c)                                                             182,574
      69,900   Dell, Inc.(b)                                                                                    2,479,353
       4,100   DST Systems, Inc.(b)                                                                               186,796
       6,900   Electronic Arts, Inc.                                                                              345,897
      76,600   EMC Corporation(b)                                                                                 840,302
      18,600   First Data Corporation                                                                             829,746
      26,200   Flextronics International, Ltd.(b)                                                                 329,334
       5,300   FormFactor, Inc.(b)                                                                                106,424
      24,300   Hewlett-Packard Company                                                                            489,645
      19,900   Integrated Device Technology, Inc.(b)                                                              227,457
      71,400   Intel Corporation                                                                                1,740,732
      17,000   International Business Machines Corporation                                                      1,480,190
      13,000   Intersil Corporation                                                                               238,810
       8,900   Jabil Circuit, Inc.(b)                                                                             193,575
      53,200   JDS Uniphase Corporation(b)                                                                        183,540
      21,000   Juniper Networks, Inc.(b,c)                                                                        482,160
      14,300   KLA-Tencor Corporation(b)                                                                          589,303
       7,900   Lam Research Corporation(b)                                                                        188,415
       6,700   Lexmark International, Inc.(b)                                                                     592,950
      14,000   Linear Technology Corporation                                                                      547,400
     133,400   Lucent Technologies, Inc.(b,c)                                                                     406,870
       4,200   Macromedia, Inc.(b)                                                                                 84,840
      13,800   Marvell Technology Group, Ltd.                                                                     320,436
      11,300   Maxim Integrated Products, Inc.                                                                    543,530
      11,000   McAfee, Inc.(b)                                                                                    197,780
       6,700   Microchip Technology, Inc.                                                                         194,099
      12,900   Micron Technology, Inc.(b)                                                                         174,537
     107,300   Microsoft Corporation                                                                            3,053,757
      46,600   Motorola, Inc.                                                                                     742,338
      14,800   National Semiconductor Corporation                                                                 253,820
      16,500   NETGEAR, Inc.(b,c)                                                                                 188,265
      10,400   Network Appliance, Inc.(b)                                                                         200,824
      21,600   Nokia Corporation ADR                                                                              250,992
      48,800   Nortel Networks Corporation(b)                                                                     178,608
       5,000   NVIDIA Corporation(b)                                                                               77,000
      52,200   ON Semiconductor Corporation(b)                                                                    208,800
      81,200   Oracle Corporation(b)                                                                              853,412
      47,700   Parametric Technology Corporation(b)                                                               216,558
      20,200   PMC-Sierra, Inc.(b)                                                                                239,976
      18,000   QUALCOMM, Inc.                                                                                   1,243,440
      11,600   SAP AG                                                                                             464,116
      14,200   Siebel Systems, Inc.(b)                                                                            114,452
      25,600   Skyworks Solutions, Inc.(b,c)                                                                      214,528
      14,300   STMicroelectronics NV(c)                                                                           266,838
       5,400   Symantec Corporation                                                                               252,504
       8,700   Symbol Technologies, Inc.                                                                          113,883
      33,941   Taiwan Semiconductor Manufacturing Company, Ltd. ADR                                               241,660
      18,700   Telefonaktiebolaget LM Ericsson(b,c)                                                               499,477
       9,400   Teradyne, Inc.(b)                                                                                  160,740
      40,500   Texas Instruments, Inc.                                                                            863,865
      27,900   VeriSign, Inc.(b)                                                                                  488,529
       4,400   VERITAS Software Corporation(b)                                                                     83,864
       6,000   Vishay Intertechnology, Inc.(b)                                                                     93,000
      14,100   Western Digital Corporation(b)                                                                      98,841
      62,400   Wind River Systems, Inc.(b)                                                                        611,520
       7,500   Xerox Corporation(b)                                                                               103,950
      12,200   Xilinx, Inc.(b)                                                                                    359,046
      30,500   Yahoo!, Inc.                                                                                       939,400
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    39,631,653
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $52,069,069)                                                           44,941,083
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (5.1%)           Interest Rate(d)    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,549,572   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A        $2,549,572
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $2,549,572)                                    2,549,572
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (4.7%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $700,000   Amsterdam Funding Corporation                                    1.412%        8/27/2004          $699,260
   1,661,693   Thrivent Money Market Fund                                       0.956               N/A         1,661,693
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,360,953
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $56,979,594)                                                           $49,851,608
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

Glossary of Terms:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Partner Small Cap Value Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Partner Small Cap Value Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (82.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (13.6%)
-------------------------------------------------------------------------------------------------------------------------
      44,000   Aaron Rents, Inc.                                                                               $1,413,280
      18,800   CSS Industries, Inc.(b)                                                                            597,088
      31,100   Fred's, Inc.                                                                                       561,355
      26,400   Hancock Fabrics, Inc.                                                                              304,656
      44,800   Haverty Furniture Companies, Inc.                                                                  832,832
      27,900   Journal Register Company(b,c)                                                                      541,260
      36,600   RARE Hospitality International, Inc.                                                             1,032,486
      55,300   Ruby Tuesday, Inc.                                                                               1,597,617
      38,600   Saga Communications, Inc.(b,c)                                                                     687,080
      20,750   SCP Pool Corporation(c)                                                                            855,522
      11,400   Sinclair Broadcast Group, Inc.                                                                     112,974
      13,100   Stanley Furniture Company, Inc.(b)                                                                 548,890
      60,500   Stein Mart, Inc.(b)                                                                              1,097,470
       8,300   Steven Madden, Ltd.(b,c)                                                                           156,040
       2,500   TBC Corporation(b)                                                                                  59,825
      56,000   Unifi, Inc.(b)                                                                                     160,160
      25,600   WCI Communities, Inc.(b,c)                                                                         551,168
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    11,109,703
=========================================================================================================================

Consumer Staples (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      38,100   Casey's General Stores, Inc.(c)                                                                    616,458
      22,200   Wild Oats Markets, Inc.(b)                                                                         279,720
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             896,178
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
      10,800   Carbo Ceramics, Inc.                                                                               764,964
      34,100   Encore Acquisition Company(b,c)                                                                  1,004,927
      26,800   Forest Oil Corporation(b)                                                                          758,172
      13,700   Lone Star Technologies, Inc.(b)                                                                    456,484
      51,900   Magnum Hunter Resources, Inc.(b)                                                                   556,368
      29,100   TETRA Technologies, Inc.                                                                           766,785
      39,900   TODCO(b,c)                                                                                         629,622
      19,200   W-H Energy Services, Inc.(b,c)                                                                     385,920
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     5,323,242
=========================================================================================================================

Financials (18.7%)
-------------------------------------------------------------------------------------------------------------------------
      26,300   Allied Capital Corporation(b,c)                                                                    648,295
      12,000   American Capital Strategies, Ltd.                                                                  350,760
      20,000   Bedford Property Investors, Inc.(c)                                                                559,800
      17,100   Brown & Brown, Inc.                                                                                727,092
      38,000   East West Bancorp, Inc.                                                                          1,281,360
      32,700   First Financial Fund, Inc.                                                                         597,102
      25,700   First Republic Bank(c)                                                                           1,112,810
      15,500   Glenborough Realty Trust, Inc.                                                                     283,340
      39,100   Innkeepers USA Trust                                                                               410,159
       2,800   iShares Russell 2000 Value(b,c)                                                                    458,696
      24,600   Kilroy Realty Corporation                                                                          870,840
      23,900   LaSalle Hotel Properties                                                                           615,186
       2,500   Markel Corporation(b)                                                                              706,250
      33,400   Max Re Capital, Ltd.                                                                               598,528
      16,600   Midland Company, The(b,c)                                                                          473,930
      32,600   Net Bank, Inc.(b)                                                                                  350,124
      32,300   ProAssurance Corporation(b)                                                                      1,023,587
      21,300   Scottish Re Group, Ltd.                                                                            434,520
      29,600   Silicon Valley Bancshares(b,c)                                                                   1,083,656
      19,000   Sun Communities, Inc.                                                                              714,590
      34,500   Texas Regional Bancshares, Inc.(b,c)                                                             1,534,905
      17,600   Washington Real Estate Investment Trust                                                            491,744
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                15,327,274
=========================================================================================================================

Health Care (5.5%)
-------------------------------------------------------------------------------------------------------------------------
       6,100   Analogic Corporation(c)                                                                            253,394
      11,000   Arrow International, Inc.(c)                                                                       304,920
      30,000   Bone Care International, Inc.(b,c)                                                                 752,700
      43,600   Diversa Corporation(b,c)                                                                           391,092
      38,300   Exelixis, Inc.(b,c)                                                                                303,336
      54,400   Lexicon Genetics, Inc.(b)                                                                          329,664
      35,300   Matthews International Corporation(b)                                                            1,210,084
      38,000   Owens & Minor, Inc.                                                                                975,460
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                4,520,650
=========================================================================================================================

Industrials (17.9%)
-------------------------------------------------------------------------------------------------------------------------
      10,700   Ameron International Corporation(b)                                                                374,500
      25,400   C&D Technologies, Inc.(c)                                                                          398,780
      45,900   Casella Waste Systems, Inc.(b)                                                                     559,980
      23,400   Dollar Thrifty Automotive Group(b,c)                                                               563,706
      16,600   EDO Corporation(c)                                                                                 393,088
      20,000   ElkCorp(c)                                                                                         436,600
      28,000   Franklin Electric Company, Inc.(b,c)                                                             1,060,640
      20,400   FTI Consulting, Inc.(b,c)                                                                          352,104
      18,700   G & K Services, Inc.                                                                               720,324
      15,600   Genesee and Wyoming, Inc.                                                                          361,920
       6,900   Genlyte Group, Inc.(b)                                                                             429,870
      23,350   IDEX Corporation                                                                                   749,302
      37,400   Insituform Technologies, Inc.(b)                                                                   672,078
      46,700   JLG Industries, Inc.(c)                                                                            653,800
      20,800   Kirby Corporation(b)                                                                               802,880
      37,900   Landstar System, Inc.                                                                            1,887,799
      17,800   McGrath Rentcorp(b)                                                                                577,610
      22,200   Nordson Corporation                                                                                929,514
      38,900   RemedyTemp, Inc.(b)                                                                                330,650
      22,800   Thomas Industries, Inc.                                                                            706,800
      15,600   UTI Worldwide, Inc.                                                                                803,244
      16,500   Waste Connections, Inc.                                                                            476,190
       6,600   Woodward Governor Company                                                                          405,042
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               14,646,421
=========================================================================================================================

Information Technology (7.8%)
-------------------------------------------------------------------------------------------------------------------------
      17,500   ATMI, Inc.(b,c)                                                                                    356,300
      32,000   Belden CDT, Inc.(b)                                                                                622,400
      31,700   Exar Corporation(b)                                                                                426,999
      20,200   Littelfuse, Inc.(b)                                                                                783,760
      46,200   Merix Corporation(b,c)                                                                             474,012
      22,300   Methode Electronics, Inc.                                                                          290,569
      70,000   MPS Group, Inc.(b)                                                                                 628,600
      40,300   Mykrolis Corporation(b,c)                                                                          403,000
      31,500   Netegrity, Inc.(b,c)                                                                               206,010
      46,500   Packeteer, Inc.(b,c)                                                                               436,170
      29,600   Progress Software Corporation(b)                                                                   610,648
      26,500   SPSS, Inc.(b)                                                                                      392,200
      19,500   Websense, Inc.(b)                                                                                  744,705
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     6,375,373
=========================================================================================================================

Materials (8.8%)
-------------------------------------------------------------------------------------------------------------------------
      29,200   Airgas, Inc.                                                                                       635,100
      19,000   AptarGroup, Inc.                                                                                   803,890
      21,900   Arch Chemicals, Inc.(c)                                                                            623,712
      18,500   Carpenter Technology Corporation(c)                                                                795,500
       9,600   Chesapeake Corporation(c)                                                                          222,816
      16,200   Deltic Timber Corporation(c)                                                                       557,442
      16,450   Florida Rock Industries, Inc.                                                                      706,198
      23,500   Gibraltar Steel Corporation(b,c)                                                                   757,875
      12,100   MacDermid, Inc.                                                                                    354,046
      27,300   Meridian Gold, Inc.(b,c)                                                                           361,998
       7,300   Minerals Technologies, Inc.(c)                                                                     407,851
      22,300   Myers Industries, Inc.                                                                             292,130
      44,000   Wausau-Mosinee Paper Corporation                                                                   683,760
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  7,202,318
=========================================================================================================================

Utilities (2.5%)
-------------------------------------------------------------------------------------------------------------------------
      19,700   Black Hills Corporation(c)                                                                         544,114
      21,800   Cleco Corporation(c)                                                                               376,050
      25,300   El Paso Electric Company(b)                                                                        380,765
      12,400   Otter Tail Power Company(b,c)                                                                      308,016
      16,400   Vectren Corporation                                                                                405,900
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,014,845
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $65,146,008)                                                           67,416,004
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (14.5%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  11,844,301   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $11,844,301
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $11,844,301)                                  11,844,301
=========================================================================================================================
      Shares   Short-Term Investments (3.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,525,392   Thrivent Money Market Fund                                       0.956%              N/A        $2,525,392
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,525,392
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $79,515,701)                                                           $81,785,697
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Small Cap Stock Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Small Cap Stock Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (79.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (14.0%)
-------------------------------------------------------------------------------------------------------------------------
      85,100   ADVO, Inc.                                                                                      $2,637,249
      65,000   Aeropostale, Inc.                                                                                1,981,200
      34,900   American Eagle Outfitters, Inc.(b)                                                               1,143,673
      57,050   AnnTaylor Stores Corporation                                                                     1,531,222
      93,850   Applebee's International, Inc.                                                                   2,500,164
      72,000   Arctic Cat, Inc.(c)                                                                              1,953,360
      52,800   Autoliv, Inc.                                                                                    2,222,352
      77,900   Boyd Gaming Corporation                                                                          2,047,991
      71,900   Charlotte Russe Holding, Inc.(b)                                                                 1,476,826
     103,300   Cooper Tire & Rubber Company                                                                     2,422,385
      40,500   Entercom Communications Corporation(b)                                                           1,557,225
      60,900   Ethan Allen Interiors, Inc.(c)                                                                   2,262,435
      93,500   Gander Mountain Company(b,c)                                                                     2,005,575
      31,000   Gentex Corporation                                                                               1,109,800
      11,500   Guess ?, Inc.(b)                                                                                   186,300
     174,900   Interface, Inc.(b)                                                                               1,455,168
      60,300   International Speedway Corporation                                                               3,138,012
      56,000   Lee Enterprises, Inc.(c)                                                                         2,606,800
     188,900   Lions Gate Entertainment Corporation(b,c)                                                        1,446,974
      22,322   M.D.C. Holdings, Inc.                                                                            1,498,922
      85,500   Marine Products Corporation(c)                                                                   1,406,475
      73,700   MarineMax, Inc.(b)                                                                               1,812,283
      39,600   Outback Steakhouse, Inc.                                                                         1,608,156
      45,300   P.F. Chang's China Bistro, Inc.(b,c)                                                             2,012,679
      70,200   Pep Boys -- Manny, Moe & Jack                                                                    1,453,140
      57,300   PETCO Animal Supplies, Inc.(b)                                                                   1,711,551
      67,000   Quiksilver, Inc.(b)                                                                              1,444,520
     167,700   Radio One, Inc.(b)                                                                               2,590,965
      80,000   Red Robin Gourmet Burgers, Inc.(b,c)                                                             2,728,000
      49,100   Regis Corporation                                                                                2,020,956
      55,250   SCP Pool Corporation(c)                                                                          2,277,958
      56,000   Select Comfort Corporation(b)                                                                    1,144,080
      60,000   Shuffle Master, Inc.(c)                                                                          1,919,400
      34,100   Toll Brothers, Inc.(b,c)                                                                         1,355,134
      87,900   West Marine, Inc.(b,c)                                                                           1,816,014
      66,000   Winnebago Industries, Inc.(c)                                                                    2,432,100
      76,500   Wolverine World Wide, Inc.(c)                                                                    1,788,570
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    68,705,614
=========================================================================================================================

Consumer Staples (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     127,900   Casey's General Stores, Inc.(c)                                                                  2,069,422
      49,000   Church & Dwight Company, Inc.                                                                    2,164,820
      52,500   Dean Foods Company(b)                                                                            1,941,450
      60,600   Elizabeth Arden, Inc.(b,c)                                                                       1,192,002
      34,400   McCormick & Company, Inc.                                                                        1,230,488
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           8,598,182
=========================================================================================================================

Energy (5.6%)
-------------------------------------------------------------------------------------------------------------------------
      77,000   Cimarex Energy Company(b)                                                                        2,504,810
     179,800   Energy Partners, Ltd.(b,c)                                                                       2,812,072
      49,500   Evergreen Resources, Inc.                                                                        2,025,540
      50,400   FMC Technologies, Inc.(b)                                                                        1,512,000
     187,800   Key Energy Services, Inc.(b)                                                                     1,893,024
     100,900   Maverick Tube Corporation(b)                                                                     2,909,956
      41,200   Newfield Exploration Company(b)                                                                  2,433,684
      75,400   Patina Oil & Gas Corporation                                                                     2,223,546
     160,000   Patterson-UTI Energy, Inc.(c)                                                                    2,916,800
      44,500   Precision Drilling Corporation(b)                                                                2,212,985
      43,200   Teekay Shipping Corporation                                                                      1,718,496
      50,800   Ultra Petroleum Corporation(b)                                                                   2,279,396
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    27,442,309
=========================================================================================================================

Financials (15.1%)
-------------------------------------------------------------------------------------------------------------------------
      35,750   Affiliated Managers Group, Inc.(c)                                                               1,641,282
      26,600   Alexandria Real Estate Equities, Inc.                                                            1,598,394
      42,100   AMB Property Corporation                                                                         1,479,394
      43,900   American Capital Strategies, Ltd.                                                                1,283,197
     144,700   Argonaut Group, Inc.(b,c)                                                                        2,714,572
      51,011   BOK Financial Corporation(b)                                                                     2,092,981
      42,000   Commercial Capital Bancorp, Inc.(b)                                                                922,740
      57,000   Corus Bankshares, Inc.                                                                           2,288,550
      34,500   Developers Diversified Realty Corporation                                                        1,237,860
      45,600   Eastgroup Properties, Inc.                                                                       1,478,808
      56,550   First BanCorp                                                                                    2,400,548
      66,500   First Midwest Bancorp, Inc.(c)                                                                   2,245,705
      92,100   HCC Insurance Holdings, Inc.                                                                     2,790,630
     111,900   HRPT Properties Trust                                                                            1,126,833
      86,600   Investors Financial Services Corporation(c)                                                      3,955,888
      39,500   MAF Bancorp, Inc.                                                                                1,585,925
      66,800   Main Street Banks, Inc.(c)                                                                       1,828,316
      35,800   MB Financial, Inc.                                                                               1,304,552
      64,844   Mercantile Bank Corporation                                                                      2,234,524
      27,200   Mills Corporation                                                                                1,240,320
      21,200   New Century Financial Corporation                                                                  997,460
      33,600   Piper Jaffray Companies(b,c)                                                                     1,369,200
      90,000   Platinum Underwriters Holdings, Ltd.                                                             2,504,700
      77,800   PrivateBancorp, Inc.(c)                                                                          2,178,400
     114,900   Providian Financial Corporation(b)                                                               1,590,216
      49,800   Reinsurance Group of America                                                                     1,984,530
      81,200   RLI Corporation(c)                                                                               2,988,160
      60,000   S&P SmallCap 600 Index Fund I Shares(c)                                                          8,318,999
      35,000   SL Green Realty Corporation                                                                      1,718,500
      59,500   Southwest Bancorporation of Texas, Inc.                                                          1,210,825
     121,600   Sterling Bancshares, Inc.                                                                        1,585,664
      54,600   UCBH Holdings, Inc.(c)                                                                           2,134,314
      59,700   United Bankshares, Inc.(c)                                                                       1,881,744
       6,800   Vineyard National Bancorp Company(c)                                                               321,164
      66,352   Washington Federal, Inc.                                                                         1,662,118
     174,100   Winston Hotels, Inc.(c)                                                                          1,915,100
      42,700   Wintrust Financial Corporation                                                                   2,264,381
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                74,076,494
=========================================================================================================================

Health Care (9.5%)
-------------------------------------------------------------------------------------------------------------------------
      71,200   Advanced Medical Optics, Inc.(b,c)                                                               2,709,160
      49,200   Community Health Systems, Inc.(b)                                                                1,210,812
      50,100   Cooper Companies, Inc.(c)                                                                        2,978,445
     151,500   CuraGen Corporation(b,c)                                                                           805,980
     137,500   D & K Healthcare Resources, Inc.                                                                 1,375,000
      57,800   Dade Behring Holdings, Inc.(b)                                                                   2,872,082
     394,350   Encore Medical Corporation(b)                                                                    2,180,756
      55,600   Endo Pharmaceutical Holdings, Inc.(b)                                                            1,067,520
      19,100   Gen-Probe, Inc.                                                                                    714,722
     104,200   Intuitive Surgical, Inc.(b,c)                                                                    2,384,096
      40,200   Kos Pharmaceuticals, Inc.(b,c)                                                                   1,188,714
      60,800   LifePoint Hospitals, Inc.(b)                                                                     2,031,328
      40,500   Medicis Pharmaceutical Corporation                                                               1,448,685
      40,500   Millipore Corporation(b)                                                                         2,133,945
      55,900   NuVasive, Inc.(b)                                                                                  559,559
      91,800   Perrigo Company                                                                                  1,529,388
      85,400   Psychiatric Solutions, Inc.(b)                                                                   2,178,554
      67,550   Renal Care Group, Inc.                                                                           2,152,143
      45,900   ResMed, Inc.(b,c)                                                                                2,249,100
     360,800   Savient Pharmaceuticals, Inc.(b)                                                                   754,072
      38,900   Sierra Health Services, Inc.(b,c)                                                                1,719,380
      35,500   Techne Corporation(b)                                                                            1,412,900
      47,900   Telik, Inc.(b,c)                                                                                   946,504
      62,700   United Surgical Partners International, Inc.(b,c)                                                2,209,548
      52,000   Ventana Medical Systems, Inc.(b)                                                                 2,596,360
     113,600   Vertex Pharmaceuticals, Inc.(b,c)                                                                1,048,528
      11,750   WellCare Health Plans, Inc.(b)                                                                     230,300
      42,300   Wright Medical Group, Inc.(b)                                                                    1,168,749
      58,400   ZymoGenetics, Inc.(b,c)                                                                            947,248
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               46,803,578
=========================================================================================================================

Industrials (14.6%)
-------------------------------------------------------------------------------------------------------------------------
     139,700   Artesyn Technologies, Inc.(b,c)                                                                  1,042,162
      26,500   Briggs & Stratton Corporation                                                                    2,212,750
     107,450   Casella Waste Systems, Inc.(b,c)                                                                 1,310,890
      58,800   Consolidated Graphics, Inc.(b)                                                                   2,558,388
      78,300   Donaldson Company, Inc.                                                                          2,085,129
      66,100   Dycom Industries, Inc.(b)                                                                        1,780,734
     120,700   Federal Signal Corporation(c)                                                                    2,053,107
      58,500   G & K Services, Inc.                                                                             2,253,420
      63,600   Genesee and Wyoming, Inc.                                                                        1,475,520
      46,900   Genlyte Group, Inc.(b)                                                                           2,921,870
      63,937   Graco, Inc.                                                                                      2,012,737
      72,345   Heartland Express, Inc.                                                                          1,954,038
      28,600   Hughes Supply, Inc.                                                                              1,742,312
      92,250   IDEX Corporation                                                                                 2,960,302
      85,750   Intersections, Inc.(b,c)                                                                         1,253,665
      53,300   Jacobs Engineering Group, Inc.(b)                                                                2,130,934
     172,200   Jacuzzi Brands, Inc.(b)                                                                          1,329,384
     159,200   Kforce, Inc.(b,c)                                                                                1,400,960
      80,850   Knight Transportation, Inc.                                                                      1,601,638
      32,000   Landstar System, Inc.                                                                            1,593,920
      71,600   Lindsay Manufacturing Company(c)                                                                 1,727,708
      66,000   Manitowoc Company, Inc.                                                                          2,238,060
      71,400   Mercury Computer Systems, Inc.(b,c)                                                              1,700,034
      67,200   Monster Worldwide, Inc.(b)                                                                       1,484,448
     110,900   MSC Industrial Direct Company, Inc.                                                              3,471,170
      44,800   Oshkosh Truck Corporation                                                                        2,373,056
      45,000   Pacer International, Inc.(b)                                                                       710,325
      40,600   Precision Castparts Corporation                                                                  2,286,998
      88,000   Ritchie Bros. Auctioneers, Inc.                                                                  2,603,040
      40,300   Roper Industries, Inc.                                                                           2,256,800
     117,400   SkyWest, Inc.                                                                                    1,658,862
     127,350   Standard Parking Corporation(b)                                                                  1,616,072
      41,500   Tetra Tech, Inc.(b,c)                                                                              669,810
      30,400   Toro Company(c)                                                                                  1,991,200
      46,000   Trex Company, Inc.(b,c)                                                                          2,051,600
      50,900   United Defense Industries, Inc.(b)                                                               1,763,685
      71,950   Waste Connections, Inc.                                                                          2,076,477
      52,600   Watson Wyatt & Company Holdings                                                                  1,374,964
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               71,728,169
=========================================================================================================================

Information Technology (12.4%)
-------------------------------------------------------------------------------------------------------------------------
      94,600   Acxiom Corporation                                                                               2,081,200
      24,300   ADTRAN, Inc.                                                                                       649,053
      66,900   Akamai Technologies, Inc.(b,c)                                                                     998,817
      43,000   Arris Group, Inc.(b,c)                                                                             188,985
      38,300   Autodesk, Inc.                                                                                   1,539,660
      25,600   Avid Technology, Inc.(b)                                                                         1,196,544
      49,100   Avocent Corporation(b)                                                                           1,470,054
      65,700   Axcelis Technologies, Inc.(b)                                                                      612,981
      45,200   Cabot Microelectronics Corporation(b,c)                                                          1,604,148
      34,600   CACI International, Inc.(b)                                                                      1,422,406
      26,200   Cymer, Inc.(b,c)                                                                                   750,368
     153,400   Cypress Semiconductor Corporation(b,c)                                                           1,739,556
      42,500   Dionex Corporation(b,c)                                                                          2,005,575
     168,100   Entrust, Inc.(b)                                                                                   468,999
      72,500   Global Payments, Inc.(c)                                                                         3,309,625
     170,900   Ingram Micro, Inc.(b)                                                                            2,435,325
      73,600   Inter-Tel, Inc.                                                                                  1,596,384
      39,100   International Rectifier Corporation(b)                                                           1,532,720
      41,850   Kronos, Inc.                                                                                     1,838,052
      51,100   Littelfuse, Inc.(b)                                                                              1,982,680
      51,000   Macromedia, Inc.(b)                                                                              1,030,200
      35,900   Manhattan Associates, Inc.(b)                                                                      931,964
      47,900   McAfee, Inc.(b)                                                                                    861,242
     174,400   MPS Group, Inc.(b)                                                                               1,566,112
     124,800   MSC.Software Corporation(b,c)                                                                      919,776
     357,900   ON Semiconductor Corporation(b)                                                                  1,431,600
     153,200   Opsware, Inc.(b,c)                                                                                 943,712
     285,500   Parametric Technology Corporation(b)                                                             1,296,170
      51,900   Photronics, Inc.(b,c)                                                                              750,993
     105,200   Pinnacle Systems, Inc.(b)                                                                          415,540
      69,700   Plantronics, Inc.(b)                                                                             2,695,996
     253,000   Plexus Corporation(b,c)                                                                          2,836,130
     123,000   Powerwave Technologies, Inc.(b,c)                                                                  681,420
      53,200   RSA Security, Inc.(b)                                                                              990,584
     152,400   Skyworks Solutions, Inc.(b,c)                                                                    1,277,112
      53,400   Tech Data Corporation(b)                                                                         2,000,364
     225,900   Three-Five Systems, Inc.(b,c)                                                                      795,168
     101,700   TIBCO Software, Inc.(b)                                                                            719,019
      96,000   Tollgrade Communications, Inc.(b)                                                                  798,720
      34,700   Varian Semiconductor Equipment Associates, Inc.                                                  1,036,489
      25,300   Varian, Inc.(b)                                                                                    958,870
      44,600   VeriSign, Inc.(b)                                                                                  780,946
     123,400   Vishay Intertechnology, Inc.(b,c)                                                                1,912,700
     305,700   Vitesse Semiconductor Corporation(b)                                                               855,960
     283,600   Wind River Systems, Inc.(b,c)                                                                    2,779,280
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    60,689,199
=========================================================================================================================

Materials (4.7%)
-------------------------------------------------------------------------------------------------------------------------
      56,200   Century Aluminum Company(b)                                                                      1,323,510
      32,400   Florida Rock Industries, Inc.                                                                    1,390,932
      63,300   H.B. Fuller Company                                                                              1,692,009
      35,100   Lubrizol Corporation                                                                             1,215,513
      92,000   MacDermid, Inc.                                                                                  2,691,920
     100,200   NOVA Chemicals Corporation(c)                                                                    3,043,074
     116,300   Packaging Corporation of America                                                                 2,716,768
      36,900   Peabody Energy Corporation                                                                       2,073,042
      40,900   Quanex Corporation                                                                               1,860,950
      78,800   RPM International, Inc.                                                                          1,185,940
      59,900   Schweitzer-Mauduit International, Inc.                                                           1,692,175
      65,900   Steel Dynamics, Inc.(c)                                                                          2,158,225
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 23,044,058
=========================================================================================================================

Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------------
      76,546   Aqua America, Inc.(c)                                                                            1,488,820
      61,100   Energen Corporation                                                                              2,893,085
      53,400   Piedmont Natural Gas Company, Inc.(c)                                                            2,202,750
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  6,584,655
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $327,461,858)                                                        $387,672,258
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (16.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  79,207,419   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $79,207,419
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $79,207,419)                                  79,207,419
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (4.9%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  13,024,402   Thrivent Money Market Fund                                       0.956%              N/A       $13,024,402
  $2,575,000   Thunder Bay Funding, Inc.                                        1.340          8/2/2004         2,574,808
   8,275,000   Ventures Business Trust                                          1.330          8/2/2004         8,274,389
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                23,873,599
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $430,542,876)                                                         $490,753,276
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Small Cap Index Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Small Cap Index Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (81.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   Boston Communications Group, Inc.(b,c)                                                             $12,082
       1,500   Commonwealth Telephone Enterprises, Inc.(b,c)                                                       67,200
       3,900   General Communication, Inc.(b)                                                                      31,239
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      110,521
=========================================================================================================================

Consumer Discretionary (14.4%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   4Kids Entertainment, Inc.(b,c)                                                                      21,780
       2,250   Aaron Rents, Inc.(c)                                                                                72,270
       1,300   Action Performance Companies, Inc.(c)                                                               14,040
       1,400   Advanced Marketing Services, Inc.(c)                                                                15,862
       2,050   ADVO, Inc.                                                                                          63,530
       1,700   Applica, Inc.(b)                                                                                     8,755
       2,100   Arbitron, Inc.(b)                                                                                   72,303
       1,400   Arctic Cat, Inc.                                                                                    37,982
       2,000   Argosy Gaming Company(b)                                                                            65,260
       1,000   Ashworth, Inc.(b)                                                                                    8,650
       2,300   Aztar Corporation(b)                                                                                55,821
       2,300   Bally Total Fitness Holding Corporation(b,c)                                                        11,868
         900   Bassett Furniture Industries, Inc.                                                                  17,190
       1,200   Brown Shoe Company, Inc.                                                                            38,676
       1,000   Building Materials Holding Corporation                                                              20,025
       3,000   Burlington Coat Factory Warehouse Corporation                                                       54,420
       1,500   Cato Corporation                                                                                    31,305
       2,550   CEC Entertainment, Inc.                                                                             92,692
       4,800   Champion Enterprises, Inc.(b)                                                                       46,704
       1,800   Children's Place Retail Stores, Inc.(b)                                                             36,900
       2,500   Christopher & Banks Corporation                                                                     40,925
       1,200   Coachmen Industries, Inc.                                                                           18,660
       2,000   Concord Camera Corporation(b,c)                                                                      5,480
       1,500   Cost Plus, Inc.(b)                                                                                  50,190
       1,000   Department 56, Inc.(b)                                                                              15,420
       2,100   Dress Barn, Inc.(b)                                                                                 35,175
       1,600   Electronics Boutique Holdings Corporation(b,c)                                                      40,176
       1,100   Enesco Group, Inc.(b)                                                                                9,405
       2,500   Ethan Allen Interiors, Inc.                                                                         92,875
       2,170   Fedders Corporation(c)                                                                               8,745
       3,600   Fleetwood Enterprises, Inc.(b)                                                                      48,384
       4,800   Fossil, Inc.                                                                                       116,112
       2,600   Fred's, Inc.                                                                                        46,930
       1,400   Genesco, Inc.(b)                                                                                    30,044
       2,200   Goody's Family Clothing, Inc.(c)                                                                    19,184
       1,500   Group 1 Automotive, Inc.(b)                                                                         44,610
       1,600   Guitar Center, Inc.(b)                                                                              71,920
       2,000   Gymboree Corporation(b)                                                                             31,660
         600   Haggar Corporation                                                                                  11,550
       1,400   Hancock Fabrics, Inc.                                                                               16,156
       1,600   Haverty Furniture Companies, Inc.                                                                   29,744
       1,600   Hibbett Sporting Goods, Inc.                                                                        30,496
       3,175   Hot Topic, Inc.                                                                                     50,546
       1,600   IHOP Corporation(c)                                                                                 59,184
       1,400   Information Holdings, Inc.(b)                                                                       38,220
       3,250   Insight Enterprises, Inc.(b)                                                                        52,130
       3,500   Interface, Inc.(b)                                                                                  29,120
       1,800   Intermet Corporation                                                                                 6,678
       1,300   J. Jill Group, Inc.(b)                                                                              24,141
       2,500   Jack in the Box, Inc.(b)                                                                            79,750
       1,700   JAKKS Pacific, Inc.(b,c)                                                                            34,119
       1,510   Jo-Ann Stores, Inc.(b)                                                                              40,045
       2,400   K-Swiss, Inc.(c)                                                                                    43,200
       2,800   K2, Inc.(b)                                                                                         39,900
       1,800   Kellwood Company                                                                                    72,270
       1,900   Landry's Restaurants, Inc.                                                                          57,437
       3,500   Lay-Z-Boy, Inc.                                                                                     60,480
       1,100   Libbey, Inc.                                                                                        24,728
       3,000   Linens 'n Things, Inc.(b)                                                                           79,860
       1,600   Lone Star Steakhouse & Saloon, Inc.                                                                 38,784
       2,224   M.D.C. Holdings, Inc.                                                                              149,342
       2,100   Marcus Corporation                                                                                  36,939
       1,500   Meade Instruments Corporation(b)                                                                     5,085
       2,400   Men's Wearhouse, Inc.(b)                                                                            63,576
         900   Meritage Corporation(b)                                                                             55,710
       1,100   Midas, Inc.(b)                                                                                      19,635
       2,000   Monaco Coach Corporation                                                                            48,560
       2,300   Movie Gallery, Inc.(c)                                                                              39,997
       1,900   Multimedia Games, Inc.(c)                                                                           35,967
         600   National Presto Industries, Inc.                                                                    24,132
       2,200   Nautilus Group, Inc.(c)                                                                             40,744
         520   NVR, Inc.(b)                                                                                       242,299
       1,600   O'Charley's, Inc.(b)                                                                                28,128
         900   OshKosh B'Gosh, Inc.(c)                                                                             20,187
       1,100   Oxford Industries, Inc.                                                                             43,527
       1,700   P.F. Chang's China Bistro, Inc.(b,c)                                                                75,531
       2,000   Panera Bread Company(b,c)                                                                           73,780
       1,300   Papa John's International, Inc.(b,c)                                                                39,481
       4,100   Pep Boys -- Manny, Moe & Jack                                                                       84,870
       2,200   Phillips-Van Heusen Corporation                                                                     41,734
       2,400   Pinnacle Entertainment, Inc.(b)                                                                     27,096
       2,900   Polaris Industries, Inc.(c)                                                                        138,620
       3,100   Prime Hospitality Corporation(b)                                                                    28,458
       3,800   Quiksilver, Inc.(b)                                                                                 81,928
       2,300   RARE Hospitality International, Inc.                                                                64,883
       1,500   Russ Berrie and Company, Inc.                                                                       28,560
       2,200   Russell Corporation                                                                                 38,918
       2,800   Ryan's Restaurant Group, Inc.(b)                                                                    40,572
       2,350   SCP Pool Corporation                                                                                96,890
       2,400   Select Comfort Corporation(b,c)                                                                     49,032
       2,100   ShopKo Stores, Inc.(b,c)                                                                            32,655
       1,550   Shuffle Master, Inc.(c)                                                                             49,584
         700   Skyline Corporation                                                                                 26,180
       4,050   Sonic Corporation                                                                                   93,150
       1,500   Standard Motor Products, Inc.                                                                       21,450
       2,300   Standard Pacific Corporation                                                                       106,743
       2,000   Steak n Shake Company(b)                                                                            34,240
       2,800   Stein Mart, Inc.(b)                                                                                 50,792
       2,700   Stride Rite Corporation                                                                             28,080
       1,900   Sturm, Ruger & Company, Inc.(c)                                                                     19,779
       1,500   TBC Corporation(b)                                                                                  35,895
       1,100   Thomas Nelson, Inc.                                                                                 23,705
       2,300   Too, Inc.(b)                                                                                        34,454
       3,900   Tower Automotive, Inc.(b,c)                                                                         12,285
       2,600   Tractor Supply Company                                                                              94,276
       4,300   Triarc Companies, Inc.(c)                                                                           41,968
       1,100   Ultimate Electronics, Inc.(b,c)                                                                      3,762
       5,500   Urban Outfitters, Inc.(c)                                                                          163,570
       2,425   Wet Seal, Inc.(b,c)                                                                                 12,368
       2,300   Winnebago Industries, Inc.(c)                                                                       84,755
       2,000   WMS Industries, Inc.(b,c)                                                                           54,480
       2,700   Wolverine World Wide, Inc.                                                                          63,126
       3,500   Zale Corporation                                                                                    94,990
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     5,376,934
=========================================================================================================================

Consumer Staples (2.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   American Italian Pasta Company(c)                                                                   35,292
       3,400   Casey's General Stores, Inc.                                                                        55,012
       2,500   Corn Products International, Inc.                                                                  107,800
       2,600   Delta & Pine Land Company                                                                           58,370
       3,100   DIMON, Inc.                                                                                         16,740
       2,950   Flowers Foods, Inc.                                                                                 76,995
       2,600   Great Atlantic & Pacific Tea Company, Inc.(b,c)                                                     17,940
       2,500   Hain Celestial Group, Inc.(b,c)                                                                     41,325
         700   J & J Snack Foods Corporation(b)                                                                    25,711
       2,100   Lance, Inc.                                                                                         31,584
       2,500   Longs Drug Stores Corporation                                                                       52,500
       1,000   Nash Finch Company(c)                                                                               26,420
       1,100   Nature's Sunshine Products, Inc.(c)                                                                 16,368
       4,500   NBTY, Inc.(b)                                                                                       97,920
       3,100   Performance Food Group Company(b)                                                                   76,818
       2,000   Ralcorp Holdings, Inc.(b)                                                                           72,940
       2,300   Rayovac Corporation(b)                                                                              61,479
       1,300   Sanderson Farms, Inc.                                                                               62,699
       2,600   United Natural Foods, Inc.(c)                                                                       56,342
       1,300   WD-40 Company                                                                                       34,294
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           1,024,549
=========================================================================================================================

Energy (4.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,100   Atwood Oceanics, Inc.(b,c)                                                                          42,526
       2,200   Cabot Oil & Gas Corporation                                                                         96,734
       2,600   Cal Dive International, Inc.(b)                                                                     80,600
       1,100   Carbo Ceramics, Inc.                                                                                77,913
       2,800   Cimarex Energy Company(b)                                                                           91,084
       1,300   Dril-Quip, Inc.(b)                                                                                  24,505
       2,900   Evergreen Resources, Inc.                                                                          118,668
       1,800   Frontier Oil Corporation                                                                            38,610
       1,700   Hydril Company(b)                                                                                   60,605
       5,000   Input/Output, Inc.(b,c)                                                                             48,150
       1,900   Lone Star Technologies, Inc.(b)                                                                     63,308
       2,900   Maverick Tube Corporation(b)                                                                        83,636
       1,700   Oceaneering International, Inc.(b)                                                                  56,219
       1,500   Offshore Logistics, Inc.(b)                                                                         43,425
       4,812   Patina Oil & Gas Corporation                                                                       141,906
       1,900   Remington Oil and Gas Corporation(b)                                                                44,935
       1,400   SEACOR Holdings, Inc.(b)                                                                            59,220
       2,400   Southwestern Energy Company(b)                                                                      77,256
       2,300   Spinnaker Exploration Company(b)                                                                    82,271
       1,900   St. Mary Land & Exploration Company                                                                 65,189
       1,800   Stone Energy Corporation(b)                                                                         81,432
       1,900   Swift Energy Company(b)                                                                             43,111
       1,600   TETRA Technologies, Inc.                                                                            42,160
       3,100   Unit Corporation(b)                                                                                 99,975
       2,200   Veritas DGC, Inc.(b)                                                                                54,186
       4,400   Vintage Petroleum, Inc.                                                                             75,240
       2,000   W-H Energy Services, Inc.(b)                                                                        40,200
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,833,064
=========================================================================================================================

Financials (12.4%)
-------------------------------------------------------------------------------------------------------------------------
       1,700   Anchor BanCorp Wisconsin, Inc.                                                                      43,248
       4,000   Bankatlantic Bancorp, Inc.                                                                          72,960
       2,000   BankUnited Financial Corporation(b)                                                                 53,680
       1,900   Boston Private Financial Holdings, Inc.(c)                                                          44,099
       4,100   Brookline Bancorp, Inc.(c)                                                                          58,343
       2,500   Capital Automotive REIT                                                                             72,475
       1,900   Cash America International, Inc.                                                                    42,655
       2,600   Chittenden Corporation                                                                              88,322
       1,900   Colonial Properties Trust                                                                           72,200
       2,700   Commercial Federal Corporation                                                                      71,091
       3,600   Commercial Net Lease Realty, Inc.                                                                   61,200
       2,600   Community First Bankshares, Inc.                                                                    83,720
       2,100   Delphi Financial Group, Inc.                                                                        85,155
       2,650   Dime Community Bancshares                                                                           44,043
       1,900   Downey Financial Corporation                                                                       102,125
       3,400   East West Bancorp, Inc.                                                                            114,648
       1,600   Entertainment Properties Trust                                                                      56,576
       1,700   Essex Property Trust, Inc.                                                                         112,030
       1,200   Financial Federal Corporation(b)                                                                    38,592
       2,750   First BanCorp                                                                                      116,738
       3,200   First Midwest Bancorp, Inc.                                                                        108,064
       1,100   First Republic Bank(c)                                                                              47,630
       1,300   FirstFed Financial Corporation(b)                                                                   58,903
       4,100   Flagstar Bancorp, Inc.                                                                              80,647
       5,200   Fremont General Corporation(c)                                                                      97,656
       2,100   Gables Residential Trust(c)                                                                         69,405
       2,200   Glenborough Realty Trust, Inc.                                                                      40,216
       2,800   Gold Banc Corporation, Inc.(c)                                                                      43,540
       2,400   Hilb, Rogal and Hobbs Company(c)                                                                    80,616
       3,150   Hudson United Bancorp                                                                              107,888
       3,000   Investment Technology Group, Inc.(b)                                                                39,420
       1,900   Irwin Financial Corporation(c)                                                                      50,787
       2,000   Kilroy Realty Corporation                                                                           70,800
       1,200   LandAmerica Financial Group, Inc.                                                                   47,400
       3,400   Lexington Corporate Properties Trust(c)                                                             66,504
       2,300   MAF Bancorp, Inc.                                                                                   92,345
       2,250   New Century Financial Corporation(c)                                                               105,862
       1,500   Philadelphia Consolidated Holding Corporation(b)                                                    82,005
       1,300   Piper Jaffray Companies(b)                                                                          52,975
       2,100   Presidential Life Corporation                                                                       36,855
       1,400   PrivateBancorp, Inc.(c)                                                                             39,200
       2,000   ProAssurance Corporation(b)                                                                         63,380
       2,355   Provident Bankshares Corporation                                                                    70,391
       4,440   Republic Bancorp, Inc.                                                                              65,046
       1,800   Rewards Network, Inc.(b,c)                                                                          12,240
       1,900   Riggs National Corporation(c)                                                                       42,351
       1,700   RLI Corporation                                                                                     62,560
         800   SCPIE Holdings, Inc.(c)                                                                              7,744
       1,900   Selective Insurance Group, Inc.                                                                     68,419
       3,100   Shurgard Storage Centers, Inc.                                                                     114,700
       4,800   South Financial Group, Inc.                                                                        130,032
       4,600   Southwest Bancorporation of Texas, Inc.                                                             93,610
       1,100   Sovran Self Storage, Inc.                                                                           42,669
       3,150   Sterling Bancshares, Inc.                                                                           41,076
       1,680   Sterling Financial Corporation(b)                                                                   53,155
       1,200   Stewart Information Services Corporation                                                            42,540
       3,200   Susquehanna Bancshares, Inc.                                                                        74,464
       1,293   SWS Group, Inc.                                                                                     17,714
       5,133   TrustCo Bank Corporation NY(c)                                                                      64,881
       3,000   UCBH Holdings, Inc.                                                                                117,270
       3,100   UICI(b)                                                                                             74,152
       3,100   Umpqua Holdings Corporation                                                                         70,091
       3,000   United Bankshares, Inc.                                                                             94,560
       2,315   Waypoint Financial Corporation                                                                      63,547
       2,850   Whitney Holding Corporation                                                                        116,451
       1,500   Wintrust Financial Corporation(c)                                                                   79,545
       1,294   World Acceptance Corporation(b)                                                                     27,679
       1,300   Zenith National Insurance Corporation(c)                                                            55,731
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 4,618,616
=========================================================================================================================

Health Care (10.3%)
-------------------------------------------------------------------------------------------------------------------------
       3,275   Accredo Health, Inc.(b)                                                                            106,110
       2,000   Advanced Medical Optics, Inc.(b)                                                                    76,100
       3,500   Alpharma, Inc.                                                                                      57,540
       2,200   American Healthways, Inc.(c)                                                                        59,906
       2,200   American Medical Systems Holdings, Inc.(b)                                                          70,004
       1,600   AMERIGROUP Corporation(b)                                                                           76,736
       2,000   AmSurg Corporation                                                                                  47,500
         900   Analogic Corporation                                                                                37,386
       2,000   ArQule, Inc.(b,c)                                                                                    8,540
       1,400   ArthroCare Corporation(b,c)                                                                         37,282
       1,600   BioLase Technology, Inc.(b,c)                                                                       14,768
       1,000   Biosite Diagnostics, Inc.(b,c)                                                                      44,190
       1,100   Bradley Pharmaceuticals, Inc.(b,c)                                                                  25,894
       1,300   Centene Corporation(b,c)                                                                            50,700
       2,400   Cerner Corporation(b,c)                                                                            108,000
         800   Chemed Corporation                                                                                  37,440
       1,000   CIMA Labs, Inc.(b,c)                                                                                33,850
       2,000   CONMED Corporation(b)                                                                               44,320
       2,200   Cooper Companies, Inc.                                                                             130,790
       2,100   Cross Country Healthcare, Inc.(b,c)                                                                 31,332
       1,650   CryoLife, Inc.(b,c)                                                                                  7,920
       1,000   Curative Health Services, Inc.(b)                                                                    6,160
       1,600   Cyberonics, Inc.(b,c)                                                                               44,768
       1,000   Datascope Corporation                                                                               34,710
       2,800   Dendrite International, Inc.(b)                                                                     41,748
       1,900   Diagnostic Products Corporation                                                                     76,285
       2,112   Enzo Biochem, Inc.(b,c)                                                                             28,808
       1,700   Haemonetics Corporation(b)                                                                          51,000
       1,400   Hologic, Inc.(b)                                                                                    27,888
       4,500   Hooper Holmes, Inc.(c)                                                                              20,835
       1,100   ICU Medical, Inc.(b,c)                                                                              30,580
       2,300   IDEXX Laboratories, Inc.(b)                                                                        115,897
       1,950   Immucor, Inc.                                                                                       39,507
       1,900   Integra LifeSciences Holdings Corporation(b,c)                                                      60,030
       2,100   Invacare Corporation(c)                                                                             85,155
       1,100   LabOne, Inc.(b)                                                                                     32,461
       3,800   Medicis Pharmaceutical Corporation(c)                                                              135,926
       2,800   Mentor Corporation(c)                                                                               88,172
       1,800   Merit Medical Systems, Inc.(b)                                                                      30,384
       4,800   MGI Pharma, Inc.(c)                                                                                134,448
       2,400   NDCHealth Corporation                                                                               50,424
       1,600   Noven Pharmaceuticals, Inc.(b)                                                                      32,336
       2,450   Odyssey Healthcare, Inc.(c)                                                                         42,091
       3,400   Orthodontic Centers of America, Inc.(b,c)                                                           22,984
       1,300   Osteotech, Inc.(b)                                                                                   5,031
       2,600   Owens & Minor, Inc.                                                                                 66,742
       1,900   PAREXEL International Corporation(b)                                                                36,499
       1,600   Pediatrix Medical Group, Inc.(b)                                                                   101,184
       3,800   Pharmaceutical Product Development, Inc.(b)                                                        133,228
       1,800   PolyMedica Corporation(c)                                                                           54,828
       1,200   Possis Medical, Inc.(b)                                                                             34,320
       2,900   Priority Healthcare Corporation(b)                                                                  64,960
       3,300   Province Healthcare Company(b,c)                                                                    47,949
       3,800   Regeneron Pharmaceuticals, Inc.(b,c)                                                                32,528
       1,100   RehabCare Group, Inc.(b)                                                                            26,345
       2,300   ResMed, Inc.(b,c)                                                                                  112,700
       2,300   Respironics, Inc.(b)                                                                               128,156
       4,200   Savient Pharmaceuticals, Inc.(b)                                                                     8,778
       1,800   Sierra Health Services, Inc.(b,c)                                                                   79,560
       2,100   Sola International, Inc.(b)                                                                         34,146
       1,400   Sunrise Senior Living, Inc.(b,c)                                                                    49,420
       1,300   SurModics, Inc.(b,c)                                                                                31,096
       2,600   Sybron Dental Specialties, Inc.(b)                                                                  69,940
       2,800   Techne Corporation(b)                                                                              111,440
       2,100   Theragenics Corporation(b,c)                                                                         8,736
       1,900   United Surgical Partners International, Inc.(b)                                                     66,956
       5,900   US Oncology, Inc.(b)                                                                                87,733
       2,100   Viasys Healthcare, Inc.(b)                                                                          31,815
       1,000   Vital Signs, Inc.                                                                                   29,860
       1,400   Wilson Greatbatch Technologies, Inc.(b)                                                             30,660
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                3,823,515
=========================================================================================================================

Industrials (15.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,100   A.O. Smith Corporation                                                                              60,312
       2,200   AAR Corporation(b,c)                                                                                22,880
       3,300   ABM Industries, Inc.(c)                                                                             59,367
       2,900   Acuity Brands, Inc.                                                                                 69,165
       1,800   Administaff, Inc.(b)                                                                                23,940
       2,200   Albany International Corporation                                                                    65,824
         700   Angelica Corporation                                                                                16,849
       2,000   Apogee Enterprises, Inc.                                                                            21,040
       1,300   Applied Industrial Technologies, Inc.                                                               41,561
         700   Applied Signal Technology, Inc.                                                                     24,199
       1,700   Arkansas Best Corporation                                                                           59,449
       2,200   Armor Holdings, Inc.(b)                                                                             80,300
       2,600   Artesyn Technologies, Inc.(b,c)                                                                     19,396
       1,400   Astec Industries, Inc.(b)                                                                           23,842
       3,200   Atlantic Coast Airlines Holdings(b,c)                                                               11,744
       2,300   Baldor Electric Company                                                                             52,624
       1,700   Barnes Group, Inc.(c)                                                                               44,115
       2,500   Bowne & Company, Inc.                                                                               37,225
       1,600   Brady Corporation                                                                                   72,320
       1,500   Briggs & Stratton Corporation                                                                      125,250
       1,800   C&D Technologies, Inc.                                                                              28,260
       1,300   CDI Corporation                                                                                     37,076
       2,400   Central Parking Corporation(c)                                                                      38,232
       1,800   CLARCOR, Inc.                                                                                       79,200
       1,500   Coinstar, Inc.(b)                                                                                   30,525
         900   Consolidated Graphics, Inc.(b)                                                                      39,159
         700   CPI Corporation                                                                                      9,394
       1,800   Cubic Corporation(c)                                                                                36,450
       1,300   CUNO, Inc.(b,c)                                                                                     68,458
       1,400   Curtiss-Wright Corporation                                                                          75,250
       1,800   DRS Technologies, Inc.(b)                                                                           64,296
       1,500   EDO Corporation                                                                                     35,520
       3,000   EGL, Inc.(b,c)                                                                                      76,230
       1,400   ElkCorp                                                                                             30,562
       1,000   EMCOR Group, Inc.(b)                                                                                43,270
       1,725   Engineered Support Systems, Inc.                                                                    96,721
       1,400   Esterline Technologies Corporation(b,c)                                                             43,946
       1,400   Forward Air Corporation(b)                                                                          55,594
       2,500   Frontier Airlines, Inc.(b,c)                                                                        19,675
       1,400   G & K Services, Inc.                                                                                53,928
       1,400   Gardner Denver, Inc.(b)                                                                             37,492
       3,000   GenCorp, Inc.(c)                                                                                    35,430
       1,600   Gerber Scientific, Inc.(b)                                                                          10,368
       2,020   Griffon Corporation(b,c)                                                                            42,359
       3,401   Heartland Express, Inc.                                                                             91,861
       1,200   Heidrick & Struggles International, Inc.(b)                                                         31,752
       2,100   Hughes Supply, Inc.                                                                                127,932
       3,350   IDEX Corporation                                                                                   107,502
       1,200   Imagistics International, Inc.(b)                                                                   39,000
       1,800   Insituform Technologies, Inc.(b)                                                                    32,346
         900   Insurance Auto Auctions, Inc.(b)                                                                    13,662
       1,123   Intermagnetics General Corporation(b)                                                               43,191
       1,200   InVision Technologies, Inc.(b,c)                                                                    59,592
       1,500   Ionics, Inc.(b,c)                                                                                   40,560
       2,900   JLG Industries, Inc.(c)                                                                             40,600
       2,000   John H. Harland Company(c)                                                                          56,620
       1,600   Kaman Corporation                                                                                   19,904
       4,200   Kansas City Southern, Inc.(b,c)                                                                     61,404
       2,000   Kaydon Corporation(c)                                                                               58,260
       1,800   Kirby Corporation(b)                                                                                69,480
       3,750   Knight Transportation, Inc.                                                                         74,288
       2,800   Labor Ready, Inc.(b,c)                                                                              39,256
       2,000   Landstar System, Inc.(c)                                                                            99,620
         800   Lawson Products, Inc.                                                                               29,696
       4,000   Lennox International, Inc.(c)                                                                       70,480
         900   Lindsay Manufacturing Company                                                                       21,717
       1,200   Lydall, Inc.(b)                                                                                     11,700
       2,000   MagneTek, Inc.(b)                                                                                   13,120
       1,800   Manitowoc Company, Inc.                                                                             61,038
         800   MemberWorks, Inc.(b,c)                                                                              21,368
       1,500   Mercury Computer Systems, Inc.(b)                                                                   35,715
       2,200   Mesa Air Group, Inc.(b,c)                                                                           13,728
       3,400   Milacron, Inc.(b,c)                                                                                 12,240
       1,000   Mobile Mini, Inc.(b,c)                                                                              27,350
       1,750   Moog, Inc.                                                                                          63,648
       2,400   Mueller Industries, Inc.                                                                            91,488
       2,100   NCO Group, Inc.(b)                                                                                  52,437
       1,800   On Assignment, Inc.(b)                                                                               9,018
       2,400   Oshkosh Truck Corporation                                                                          127,128
       1,200   Pre-Paid Legal Services, Inc.(b,c)                                                                  27,780
       4,200   PRG-Schultz International, Inc.(b,c)                                                                21,378
       1,800   Regal-Beloit Corporation(c)                                                                         37,800
       2,200   Reliance Steel & Aluminum Company                                                                   87,604
       1,100   Robbins & Myers, Inc.                                                                               20,801
       2,500   Roper Industries, Inc.                                                                             140,000
       1,300   School Specialty, Inc.(b,c)                                                                         44,733
       4,300   Shaw Group, Inc.(b,c)                                                                               42,656
       1,700   Simpson Manufacturing Company, Inc.                                                                 95,217
       3,900   SkyWest, Inc.                                                                                       55,107
       1,200   SOURCECORP, Inc.(b)                                                                                 28,212
       4,100   Spherion Corporation(b)                                                                             35,465
       2,000   Standard Register Company                                                                           21,920
       1,000   Standex International Corporation                                                                   22,760
       2,000   Stewart & Stevenson Services, Inc.                                                                  31,500
       2,200   Teledyne Technologies, Inc.(b)                                                                      47,652
       3,800   Tetra Tech, Inc.(b)                                                                                 61,332
       1,300   Thomas Industries, Inc.                                                                             40,300
       6,100   Timken Company                                                                                     151,524
       1,600   Toro Company                                                                                       104,800
       2,600   Tredegar Corporation                                                                                42,848
       1,100   Triumph Group, Inc.(b)                                                                              36,278
       2,300   United Stationers, Inc.(b)                                                                          90,666
       1,300   Universal Forest Products, Inc.                                                                     39,481
       2,900   URS Corporation(b)                                                                                  70,035
       1,900   USF Corporation                                                                                     67,450
       1,700   Valmont Industries, Inc.(c)                                                                         37,111
       1,600   Viad Corporation                                                                                    38,256
       2,800   Vicor Corporation(b)                                                                                37,520
       1,100   Volt Information Sciences, Inc.(b)                                                                  32,945
       2,300   Wabash National Corporation(b)                                                                      66,424
       2,950   Waste Connections, Inc.                                                                             85,137
       1,800   Watsco, Inc.                                                                                        52,632
       2,300   Watson Wyatt & Company Holdings                                                                     60,122
       2,300   Watts Water Technologies, Inc.                                                                      58,190
       1,000   Wolverine Tube, Inc.(b)                                                                             12,700
         800   Woodward Governor Company                                                                           49,096
       3,294   Yellow Roadway Corporation(b)                                                                      143,322
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                5,926,252
=========================================================================================================================

Information Technology (12.6%)
-------------------------------------------------------------------------------------------------------------------------
       1,800   Actel Corporation(b)                                                                                27,036
       7,500   Adaptec, Inc.(b,c)                                                                                  56,175
       2,200   Advanced Energy Industries, Inc.(b)                                                                 21,692
       5,000   Aeroflex, Inc.(b)                                                                                   55,450
       2,300   Agilysys, Inc.(c)                                                                                   34,270
       2,500   Alliance Semiconductor Corporation(b)                                                               11,825
       2,500   Anixter International, Inc.(c)                                                                      83,700
       1,100   ANSYS, Inc.(b)                                                                                      52,184
       2,100   ATMI, Inc.(b,c)                                                                                     42,756
       1,500   Audiovox Corporation(b)                                                                             25,980
       2,100   Avid Technology, Inc.(b)                                                                            98,154
       6,800   Axcelis Technologies, Inc.(b)                                                                       63,444
       1,000   BEI Technologies, Inc.                                                                              24,010
         900   Bel Fuse, Inc.                                                                                      33,066
       3,225   Belden CDT, Inc.(b,c)                                                                               62,726
       1,900   Bell Microproducts, Inc.(b,c)                                                                       13,338
       2,800   Benchmark Electronics, Inc.                                                                         80,024
       1,200   Black Box Corporation                                                                               45,600
       3,000   Brooks Automation, Inc.(b)                                                                          43,230
       1,000   Brooktrout, Inc.(b)                                                                                  8,820
       2,900   C-COR.net Corporation(b)                                                                            23,548
       1,900   CACI International, Inc.(b)                                                                         78,109
       2,300   Captaris, Inc.(b)                                                                                   12,696
       1,700   Carreker Corporation(b)                                                                             16,048
         900   Catapult Communications Corporation(b)                                                              17,280
       2,500   Checkpoint Systems, Inc.(b)                                                                         43,025
       4,100   CIBER, Inc.(b)                                                                                      30,750
       3,100   Cognex Corporation                                                                                  93,248
       2,000   Coherent, Inc.(b)                                                                                   52,630
       1,600   Cohu, Inc.                                                                                          30,296
       1,300   Concord Communications, Inc.(b,c)                                                                   12,025
       2,400   CTS Corporation                                                                                     27,528
       2,500   Cymer, Inc.(b)                                                                                      71,600
       1,200   Daktronics, Inc.(b,c)                                                                               31,080
       1,500   Digi International, Inc.(b)                                                                         17,025
       2,400   Digital Insight Corporation(b)                                                                      35,592
       1,400   Dionex Corporation(b)                                                                               66,066
       2,000   DSP Group, Inc.(b)                                                                                  39,420
       1,400   DuPont Photomasks, Inc.(b,c)                                                                        22,876
       3,200   eFunds Corporation(b)                                                                               52,352
       1,900   Electro Scientific Industries, Inc.(b)                                                              48,925
       1,300   EPIQ Systems, Inc.(b,c)                                                                             19,370
       2,800   ESS Technology, Inc.(b,c)                                                                           19,180
       2,800   Exar Corporation(b)                                                                                 37,716
       2,100   FactSet Research Systems, Inc.(c)                                                                   90,615
       2,200   FEI Company(b,c)                                                                                    44,242
       2,600   FileNet Corporation(b)                                                                              49,400
       1,900   FindWhat.com(b,c)                                                                                   30,970
       2,300   FLIR Systems, Inc.(b)                                                                              146,349
       1,500   Global Imaging Systems, Inc.(b)                                                                     45,495
       2,540   Global Payments, Inc.(c)                                                                           115,951
       4,900   Harmonic, Inc.(b)                                                                                   31,899
       1,700   Helix Technology Corporation                                                                        24,548
       1,700   Hutchinson Technology, Inc.(b,c)                                                                    37,859
       2,600   Hyperion Solutions Corporation(b,c)                                                                106,652
       1,700   Inter-Tel, Inc.                                                                                     36,873
       3,300   Internet Security Systems, Inc.(b,c)                                                                50,556
       1,244   Intrado, Inc.(b,c)                                                                                  13,062
       1,400   Itron, Inc.(b,c)                                                                                    26,726
       1,500   J2 Global Communication, Inc.(c)                                                                    38,265
       2,100   JDA Software Group, Inc.(b)                                                                         22,365
       1,200   Keithley Instruments, Inc.                                                                          24,864
       4,900   Kopin Corporation(b,c)                                                                              18,767
       2,050   Kronos, Inc.                                                                                        90,036
       3,400   Kulicke and Soffa Industries, Inc.(b,c)                                                             26,554
       1,500   Littelfuse, Inc.(b)                                                                                 58,200
       2,000   Manhattan Associates, Inc.(b)                                                                       51,920
       2,200   ManTech International Corporation(b,c)                                                              31,460
       1,400   MapInfo Corporation(b)                                                                              14,476
       1,500   MAXIMUS, Inc.(b)                                                                                    47,955
       2,400   Methode Electronics, Inc.                                                                           31,272
       1,300   MICROS Systems, Inc.(b)                                                                             63,206
       4,000   Microsemi Corporation                                                                               49,000
       1,700   MRO Software, Inc.(b)                                                                               18,037
       2,700   Netegrity, Inc.(b,c)                                                                                17,658
       1,700   Network Equipment Technologies, Inc.(b,c)                                                           12,104
       2,300   NYFIX, Inc.(b,c)                                                                                    11,086
       1,400   Park Electrochemical Corporation                                                                    32,172
       2,800   Paxar Corporation(b)                                                                                53,984
       1,500   PC TEL, Inc.(b)                                                                                     15,135
       1,600   Pegasus Solutions, Inc.(b,c)                                                                        20,864
       1,900   Pericom Semiconductor Corporation(b)                                                                18,981
       1,800   Phoenix Technologies, Ltd.(b,c)                                                                     10,620
       1,100   Photon Dynamics, Inc.(b)                                                                            30,239
       2,200   Photronics, Inc.(b)                                                                                 31,834
       4,700   Pinnacle Systems, Inc.(b)                                                                           18,565
       1,100   Planar Systems, Inc.(b,c)                                                                           15,191
       2,100   Power Integrations, Inc.(b)                                                                         42,378
       2,400   Progress Software Corporation(b)                                                                    49,512
       1,200   QRS Corporation(b)                                                                                   8,124
       1,900   Radiant Systems, Inc.(b)                                                                             7,619
       1,300   RadiSys Corporation(b,c)                                                                            16,133
       1,100   Rogers Corporation(b)                                                                               54,395
       2,400   Roxio, Inc.(b,c)                                                                                    10,680
       1,200   Rudolph Technologies, Inc.(b)                                                                       19,200
       1,200   SBS Technologies, Inc.(b)                                                                           15,420
         800   ScanSource, Inc.(b)                                                                                 46,880
       1,200   SCM Microsystems, Inc.(b,c)                                                                          4,512
       3,000   SERENA Software, Inc.(b,c)                                                                          46,200
      10,200   Skyworks Solutions, Inc.(b,c)                                                                       85,476
       1,300   SPSS, Inc.(b,c)                                                                                     19,240
       1,300   Standard Microsystems Corporation(b)                                                                22,373
       1,000   StarTek, Inc.                                                                                       30,730
       1,000   Supertex, Inc.(b)                                                                                   16,740
       3,050   Symmetricom, Inc.(b,c)                                                                              25,010
       3,000   Take-Two Interactive Software, Inc.(b,c)                                                            93,960
       1,100   TALX Corporation                                                                                    24,332
       2,700   Technitrol, Inc.(b)                                                                                 49,950
       2,600   THQ, Inc.(b,c)                                                                                      49,530
       1,600   Three-Five Systems, Inc.(b,c)                                                                        5,632
       1,000   Tollgrade Communications, Inc.(b)                                                                    8,320
       3,450   Trimble Navigation, Ltd.                                                                            95,806
       1,600   Ultratech, Inc.(b,c)                                                                                19,936
       2,400   Varian Semiconductor Equipment Associates, Inc.                                                     71,688
       2,000   Veeco Instruments, Inc.(b,c)                                                                        45,500
       2,600   Verity, Inc.(b)                                                                                     28,938
       1,800   ViaSat, Inc.(b)                                                                                     32,616
       3,000   WebEx Communications, Inc.(b,c)                                                                     61,560
       1,500   Websense, Inc.(b)                                                                                   57,285
       1,500   X-Rite, Inc.                                                                                        22,410
       2,100   Zix Corporation(b,c)                                                                                12,306
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     4,708,263
=========================================================================================================================

Materials (5.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   A.M. Castle & Company(b,c)                                                                          12,804
       2,000   AMCOL International Corporation                                                                     40,220
       2,500   AptarGroup, Inc.                                                                                   105,775
       1,600   Arch Chemicals, Inc.                                                                                45,568
       1,300   Brush Engineered Materials, Inc.(b)                                                                 23,530
       2,600   Buckeye Technologies, Inc.(b,c)                                                                     27,924
       1,700   Cambrex Corporation                                                                                 37,485
       2,000   Caraustar Industries, Inc.(b)                                                                       27,900
       1,500   Carpenter Technology Corporation                                                                    64,500
       2,000   Century Aluminum Company(b)                                                                         47,100
       1,400   Chesapeake Corporation                                                                              32,494
         700   Cleveland-Cliffs, Inc.(b,c)                                                                         45,878
       1,900   Commercial Metals Company                                                                           65,797
       1,200   Commonwealth Industries, Inc.                                                                       11,856
         900   Deltic Timber Corporation                                                                           30,969
       2,924   Florida Rock Industries, Inc.                                                                      125,527
       2,200   Georgia Gulf Corporation                                                                            78,210
       2,000   H.B. Fuller Company                                                                                 53,460
       2,300   Headwaters, Inc.(b,c)                                                                               63,802
       1,200   IMCO Recycling, Inc.(b)                                                                             14,880
       2,000   MacDermid, Inc.                                                                                     58,520
       5,200   Massey Energy Company                                                                              143,780
       1,100   Material Sciences Corporation(b)                                                                    13,255
       2,180   Myers Industries, Inc.                                                                              28,558
       1,900   OM Group, Inc.(b)                                                                                   60,838
       2,800   OMNOVA Solutions, Inc.(b,c)                                                                         17,472
         700   Penford Corporation                                                                                 12,278
       6,200   PolyOne Corporation(b)                                                                              44,826
       1,200   Pope & Talbot, Inc.                                                                                 23,544
         800   Quaker Chemical Corporation                                                                         19,920
       1,100   Quanex Corporation                                                                                  50,050
       2,500   Rock-Tenn Company                                                                                   35,425
       1,500   RTI International Metals, Inc.(b)                                                                   22,485
       1,700   Ryerson Tull, Inc.                                                                                  26,078
       2,100   Schulman (A.), Inc.                                                                                 43,722
       1,100   Schweitzer-Mauduit International, Inc.                                                              31,075
       3,300   Steel Dynamics, Inc.(c)                                                                            108,075
       1,000   Steel Technologies, Inc.                                                                            23,110
       1,400   Texas Industries, Inc.                                                                              59,962
       3,600   Wausau-Mosinee Paper Corporation                                                                    55,944
       2,300   Wellman, Inc.(c)                                                                                    16,192
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,850,788
=========================================================================================================================

Utilities (3.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   American States Water Company                                                                       27,660
       4,200   Atmos Energy Corporation(c)                                                                        105,714
       3,300   Avista Corporation(d)                                                                               57,585
         900   Cascade Natural Gas Corporation(c)                                                                  18,081
         900   Central Vermont Public Service Corporation                                                          17,487
       1,200   CH Energy Group, Inc.                                                                               52,800
       3,300   Cleco Corporation(c)                                                                                56,925
       3,300   El Paso Electric Company(b)                                                                         49,665
       2,500   Energen Corporation                                                                                118,375
         500   Green Mountain Power Corporation                                                                    12,820
       1,500   Laclede Group, Inc.                                                                                 40,365
       2,000   New Jersey Resources Corporation                                                                    81,300
       2,000   Northwest Natural Gas Company(c)                                                                    58,760
       1,200   NUI Corporation(c)                                                                                  15,924
       2,700   Piedmont Natural Gas Company, Inc.                                                                 111,375
       5,203   Southern Union Company(b,c)                                                                        103,592
       2,400   Southwest Gas Corporation                                                                           56,808
       3,500   UGI Corporation                                                                                    113,365
       1,100   UIL Holdings Corporation                                                                            50,578
       2,400   UniSource Energy Corporation(c)                                                                     59,256
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,208,435
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $24,672,828)                                                           30,480,937
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (15.9%)            Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,880,279   State Street Navigator Securities Lending Prime Portfolio(d)     1.280%              N/A        $5,880,279
     $21,476   U.S. Treasury Bills                                              1.575         12/9/2004            21,357
         765   U.S. Treasury Bonds                                              9.375         2/15/2006               879
         804   U.S. Treasury Bonds                                             13.250         5/15/2014             1,164
       6,084   U.S. Treasury Bonds                                             11.250         2/15/2015             9,781
         648   U.S. Treasury Bonds                                             10.625         8/15/2015             1,013
       3,533   U.S. Treasury Bonds                                              9.250         2/15/2016             5,103
       1,278   U.S. Treasury Bonds                                              7.500        11/15/2016             1,614
         432   U.S. Treasury Bonds                                              8.875         8/15/2017               616
         285   U.S. Treasury Bonds                                              9.000        11/15/2018               407
       1,217   U.S. Treasury Bonds                                              8.125         8/15/2019             1,658
         461   U.S. Treasury Bonds                                              8.750         8/15/2020               665
         324   U.S. Treasury Bonds                                              7.125         2/15/2023               408
       8,813   U.S. Treasury Bonds                                              6.375         8/15/2027            10,340
       1,550   U.S. Treasury Bonds                                              5.500         8/15/2028             1,632
         828   U.S. Treasury Bonds                                              6.125         8/15/2029               947
       1,227   U.S. Treasury Notes                                              6.750         5/15/2005             1,290
         490   U.S. Treasury Notes                                              4.875         2/15/2012               522
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $5,939,675)                                    5,939,675
=========================================================================================================================
      Shares   Short-Term Investments (2.2%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     829,980   Thrivent Money Market Fund(e)                                    0.956%              N/A          $829,980
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   829,980
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $31,442,483)                                                           $37,250,592
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At July 31, 2004, $42,000 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition,
    3,300 shares of Avista Corporation common stock valued at $57,585 and
    $829,980 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Futures       16           September 2004        Long        $882,720           $889,902       $7,182

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Mid Cap Growth Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (81.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (1.5%)
-------------------------------------------------------------------------------------------------------------------------
      25,400   American Tower Corporation(b,c)                                                                   $367,284
      30,600   Crown Castle International Corporation(b)                                                          432,072
      51,200   Nextel Communications, Inc.(b)                                                                   1,165,312
     130,100   Nextel Partners, Inc.(b,c)                                                                       2,090,707
      34,700   NII Holdings, Inc.(c)                                                                            1,319,294
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    5,374,669
=========================================================================================================================

Consumer Discretionary (16.5%)
-------------------------------------------------------------------------------------------------------------------------
      13,300   Abercrombie & Fitch Company                                                                        490,504
      21,800   Advance Auto Parts, Inc.                                                                           809,216
      12,700   Aeropostale, Inc.                                                                                  387,096
      30,400   Applebee's International, Inc.(c)                                                                  809,856
      34,500   Autoliv, Inc.                                                                                    1,452,105
      10,960   Bed Bath & Beyond, Inc.(b)                                                                         387,874
      21,000   BorgWarner, Inc.                                                                                   990,990
      34,200   Brinker International, Inc.(b)                                                                   1,224,702
      12,000   Brunswick Corporation                                                                              468,360
      43,700   Charlotte Russe Holding, Inc.(b,c)                                                                 897,598
     222,100   Charter Communications, Inc.(b,c)                                                                  686,289
      24,400   Cheesecake Factory, Inc.(b,c)                                                                    1,019,188
      41,650   Chico's FAS, Inc.(b)                                                                             1,743,886
      22,500   Citadel Broadcasting Company(b,c)                                                                  317,025
      54,600   Coach, Inc.                                                                                      2,336,334
      18,900   Cox Radio, Inc.(b,c)                                                                               327,537
      15,700   D.R. Horton, Inc.                                                                                  433,791
      23,380   Dollar Tree Stores, Inc.(b)                                                                        629,156
       5,900   E.W. Scripps Company(c)                                                                            604,278
       7,000   eBay, Inc.                                                                                         548,310
      15,700   Entercom Communications Corporation(b)                                                             603,665
      21,500   Foot Locker, Inc.                                                                                  483,750
      29,000   Gentex Corporation(c)                                                                            1,038,200
      20,400   Getty Images, Inc.(b)                                                                            1,114,248
      21,700   GTECH Holdings Corporation                                                                         919,429
      14,800   Harman International Industries, Inc.                                                            1,268,804
       7,000   Harrah's Entertainment, Inc.                                                                       325,430
      69,700   Hilton Hotels Corporation                                                                        1,242,751
      12,836   IAC/InterActiveCorp(b,c)                                                                           350,423
      35,300   International Game Technology                                                                    1,141,602
      11,600   Kmart Holding Corporation(b,c)                                                                     898,188
      18,000   Lamar Advertising Company(b)                                                                       723,780
       7,700   Lennar Corporation(c)                                                                              328,636
      47,000   Limited Brands, Inc.                                                                               960,680
      14,200   Linens 'n Things, Inc.(b)                                                                          378,004
      86,550   Marvel Enterprises, Inc.(c)                                                                      1,129,478
      13,100   Michaels Stores, Inc.                                                                              707,793
       4,800   Mohawk Industries, Inc.(b,c)                                                                       352,992
      10,500   Nordstrom, Inc.                                                                                    460,950
       7,000   NTL, Inc.(b)                                                                                       364,840
       8,200   Outback Steakhouse, Inc.(c)                                                                        333,002
       9,500   P.F. Chang's China Bistro, Inc.(b,c)                                                               422,085
      14,305   Pacific Sunwear of California, Inc.(c)                                                             291,822
      39,100   PETCO Animal Supplies, Inc.(b)                                                                   1,167,917
      76,200   PETsMART, Inc.                                                                                   2,362,962
      14,100   Pixar, Inc.(b)                                                                                     962,184
       7,400   Pulte Homes, Inc.                                                                                  404,262
      81,700   Radio One, Inc.(b)                                                                               1,242,657
      30,500   Ross Stores, Inc.                                                                                  706,075
      51,500   Royal Caribbean Cruises, Ltd.(c)                                                                 2,201,625
      14,225   Sonic Corporation(c)                                                                               327,175
      84,700   Staples, Inc.                                                                                    2,446,136
      26,000   Starbucks Corporation(b)                                                                         1,220,960
      17,500   Starwood Hotels & Resorts Worldwide, Inc.                                                          787,500
      28,900   Station Casinos, Inc.(c)                                                                         1,248,480
      26,900   Tempur-Pedic International(b,c)                                                                    338,133
      15,300   Tiffany & Company                                                                                  546,975
       9,200   Timberland Company(b)                                                                              533,968
      20,800   TJX Companies, Inc.                                                                                488,176
      34,835   Univision Communications, Inc.(b)                                                                1,009,170
      20,100   Urban Outfitters, Inc.                                                                             597,774
      49,100   Warnaco Group, Inc.(b,c)                                                                           927,990
      11,900   Weight Watchers International, Inc.(b,c)                                                           461,006
      33,100   Wendy's International, Inc.                                                                      1,183,987
      22,200   Westwood One, Inc.(b)                                                                              528,360
      39,600   Williams-Sonoma, Inc.(b)                                                                         1,286,604
      12,300   Wynn Resorts, Ltd.(b,c)                                                                            440,094
      62,500   XM Satellite Radio Holdings, Inc.(b,c)                                                           1,649,375
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    57,474,192
=========================================================================================================================

Consumer Staples (1.2%)
-------------------------------------------------------------------------------------------------------------------------
      10,900   Coca-Cola Bottling Company Consolidated(c)                                                         617,921
      13,800   Constellation Brands, Inc.(b)                                                                      522,744
      12,300   Dean Foods Company(b)                                                                              454,854
      13,400   Estee Lauder Companies                                                                             588,260
      12,900   NBTY, Inc.(b)                                                                                      280,704
      27,800   Ralcorp Holdings, Inc.(b)                                                                        1,013,866
      10,650   Whole Foods Market, Inc.                                                                           876,708
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           4,355,057
=========================================================================================================================

Energy (5.4%)
-------------------------------------------------------------------------------------------------------------------------
      12,420   Apache Corporation                                                                                 577,903
      42,420   BJ Services Company(b)                                                                           2,106,577
      30,100   Chesapeake Energy Corporation(c)                                                                   462,035
      23,300   Cooper Cameron Corporation(b,c)                                                                  1,190,397
      40,600   ENSCO International, Inc.                                                                        1,222,466
      17,200   EOG Resources, Inc.                                                                              1,093,060
       6,300   Murphy Oil Corporation                                                                             487,242
      33,700   Nabors Industries, Ltd.(b)                                                                       1,567,050
      19,000   National-Oilwell, Inc.(b)                                                                          635,550
      23,000   Newfield Exploration Company(b)                                                                  1,358,610
      24,300   Noble Corporation(b)                                                                               940,896
      51,500   Patterson-UTI Energy, Inc.                                                                         938,845
      22,020   Smith International, Inc.(b)                                                                     1,283,326
      18,400   Southwestern Energy Company(b)                                                                     592,296
      26,700   St. Mary Land & Exploration Company(c)                                                             916,077
      12,800   Ultra Petroleum Corporation(b,c)                                                                   574,336
       6,700   Weatherford International, Ltd.(b)                                                                 313,426
      80,400   Williams Companies, Inc.                                                                           976,860
      53,482   XTO Energy, Inc.                                                                                 1,599,112
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    18,836,064
=========================================================================================================================

Financials (7.0%)
-------------------------------------------------------------------------------------------------------------------------
      11,799   Affiliated Managers Group, Inc.(c)                                                                 541,692
       8,950   Ambac Financial Group, Inc.                                                                        636,434
      88,900   Ameritrade Holding Corporation(b,c)                                                                985,901
      60,850   Apollo Investment Corporation(b)                                                                   829,386
      11,700   Bear Stearns Companies, Inc.(c)                                                                    976,014
      27,200   CapitalSource, Inc.(b,c)                                                                           588,064
       5,300   Chicago Mercantile Exchange(c)                                                                     665,150
      29,800   CIT Group, Inc.                                                                                  1,035,848
       6,100   Countrywide Financial Corporation                                                                  439,810
      60,700   E*TRADE Group, Inc.(b)                                                                             671,949
      30,400   East West Bancorp, Inc.                                                                          1,025,088
      10,100   Eaton Vance Corporation(c)                                                                         383,194
       4,500   Everest Re Group, Ltd.                                                                             330,660
      27,900   Fidelity National Financial, Inc.                                                                1,011,375
      23,375   First Financial Bankshares, Inc.(c)                                                                935,468
      21,000   First Horizon National Corporation                                                                 910,350
      49,300   Investors Financial Services Corporation(c)                                                      2,252,024
      17,500   Legg Mason, Inc.                                                                                 1,374,450
      24,600   MB Financial, Inc.(c)                                                                              896,424
      19,800   Moody's Corporation                                                                              1,348,380
      48,800   Ohio Casualty Corporation(b,c)                                                                     912,560
      28,100   Providian Financial Corporation(b)                                                                 388,904
      12,100   SEI Investments Company                                                                            371,107
      25,800   Silicon Valley Bancshares(b)                                                                       944,538
      60,200   Sovereign Bancorp, Inc.                                                                          1,310,554
      14,900   T. Rowe Price Group, Inc.                                                                          688,678
      20,800   TCF Financial Corporation                                                                        1,256,320
      14,700   Willis Group Holdings, Ltd.                                                                        511,560
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                24,221,882
=========================================================================================================================

Health Care (16.1%)
-------------------------------------------------------------------------------------------------------------------------
       9,500   Aetna, Inc.                                                                                        815,100
      58,200   Alkermes, Inc.(b,c)                                                                                627,978
      11,000   Allergan, Inc.                                                                                     832,040
      18,900   AMERIGROUP Corporation(b,c)                                                                        906,444
      27,100   Amylin Pharmaceuticals, Inc.(b,c)                                                                  558,260
       7,603   Anthem, Inc.(b,c)                                                                                  627,019
      19,950   Barr Pharmaceuticals, Inc.                                                                         685,282
      20,970   Biogen Idec, Inc.(b)                                                                             1,258,200
      24,357   Biomet, Inc.                                                                                     1,071,464
      19,200   Biosite Diagnostics, Inc.(b,c)                                                                     848,448
      56,200   Bruker BioSciences Corporation(b)                                                                  228,734
      22,800   C.R. Bard, Inc.                                                                                  1,258,560
     107,100   Caliper Life Sciences, Inc.(b,c)                                                                   632,961
      79,294   Caremark Rx, Inc.(b)                                                                             2,418,467
      18,000   Celgene Corporation(b)                                                                             959,940
       8,700   Cephalon, Inc.(b,c)                                                                                439,524
      10,600   Charles River Laboratories International, Inc.(b,c)                                                477,742
      12,600   Chiron Corporation(b)                                                                              577,458
      64,000   Community Health Systems, Inc.(b)                                                                1,575,040
      39,900   Connetics Corporation(b,c)                                                                       1,098,447
      19,450   Coventry Health Care, Inc.                                                                         994,090
      40,400   Cytyc Corporation(b,c)                                                                             976,468
      21,350   DaVita, Inc.                                                                                       648,400
      29,500   Dentsply International, Inc.                                                                     1,434,585
      42,900   Eclipsys Corporation(b,c)                                                                          643,929
      67,500   Elan Corporation plc ADR(b,c)                                                                    1,387,125
      13,000   Endo Pharmaceutical Holdings, Inc.(b)                                                              249,600
      10,900   Eon Labs, Inc.(b,c)                                                                                317,408
       6,300   Express Scripts, Inc.(b)                                                                           413,280
      29,300   Fisher Scientific International, Inc.(b,c)                                                       1,705,260
      14,400   Gen-Probe, Inc.                                                                                    538,848
      30,200   Genzyme Corporation(b)                                                                           1,548,656
      39,000   Gilead Sciences, Inc.(b)                                                                         2,520,960
      18,350   Health Management Associates, Inc.(c)                                                              368,101
       9,500   Henry Schein, Inc.(b)                                                                              637,450
      12,500   Inamed Corporation                                                                                 677,250
      21,200   Invitrogen Corporation(b,c)                                                                      1,112,576
      57,700   IVAX Corporation(b)                                                                              1,376,145
      17,000   Kinetic Concepts, Inc.(b)                                                                          763,640
      40,900   Kyphon, Inc.(b,c)                                                                                1,105,527
      10,700   Laboratory Corporation of America Holdings(b)                                                      419,012
      45,400   Lexicon Genetics, Inc.(b)                                                                          275,124
      15,300   Manor Care, Inc.                                                                                   478,125
      19,900   McKesson Corporation                                                                               640,183
      30,500   Medicis Pharmaceutical Corporation                                                               1,090,985
      17,700   MedImmune, Inc.(b)                                                                                 407,808
       6,800   Millipore Corporation(b)                                                                           358,292
      24,500   Mylan Laboratories, Inc.                                                                           363,090
      10,800   Neurocrine Biosciences, Inc.(b,c)                                                                  502,956
      28,800   Omnicare, Inc.                                                                                     814,176
      19,400   PacifiCare Health Systems, Inc.(c)                                                                 593,058
       8,400   Patterson Companies, Inc.(b,c)                                                                     616,728
      29,500   Pharmaceutical Product Development, Inc.(b,c)                                                    1,034,270
      19,800   Protein Design Labs, Inc.(b,c)                                                                     320,760
       5,100   Quest Diagnostics, Inc.                                                                            418,608
       8,500   ResMed, Inc.(b,c)                                                                                  416,500
      19,600   Sepracor, Inc.(b,c)                                                                                901,012
      16,400   St. Jude Medical, Inc.(b)                                                                        1,117,332
      29,800   Techne Corporation(b,c)                                                                          1,186,040
      45,400   Tercica, Inc.(b,c)                                                                                 408,600
      11,700   Teva Pharmaceutical Industries, Ltd.(c)                                                            346,320
      15,300   Thermo Electron Corporation(b)                                                                     393,516
      40,400   Triad Hospitals, Inc.(b)                                                                         1,376,024
      17,700   Varian Medical Systems, Inc.(b)                                                                  1,221,477
      13,200   Waters Corporation(b)                                                                              579,216
     113,500   WebMD Corporation(b,c)                                                                             923,890
      17,900   Zimmer Holdings, Inc.(b)                                                                         1,365,949
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               55,885,457
=========================================================================================================================

Industrials (7.9%)
-------------------------------------------------------------------------------------------------------------------------
       6,850   Alliant Techsystems, Inc.(b)                                                                       431,276
      22,000   Allied Waste Industries, Inc.(b)                                                                   203,280
      16,900   American Standard Companies, Inc.                                                                  640,341
       8,200   Apollo Group, Inc.                                                                                 685,110
       4,700   Apollo Group, Inc. (University of Phoenix Online)(b,c)                                             404,999
      32,800   C.H. Robinson Worldwide, Inc.(c)                                                                 1,434,344
      30,200   Career Education Corporation(c)                                                                  1,021,062
      20,000   ChoicePoint, Inc.(b)                                                                               840,000
      30,500   Cintas Corporation                                                                               1,279,780
      24,100   Corinthian Colleges, Inc.(c)                                                                       451,152
      21,400   Corporate Executive Board Company                                                                1,213,380
      15,800   Danaher Corporation                                                                                800,270
       8,900   Dun & Bradstreet Corporation(b)                                                                    499,646
      34,700   Dycom Industries, Inc.(b)                                                                          934,818
      16,500   Education Management Corporation                                                                   458,040
      25,120   Expeditors International of Washington, Inc.                                                     1,165,819
      29,700   Fastenal Company(c)                                                                              1,852,686
      42,500   Flowserve Corporation(b)                                                                         1,017,875
      16,700   Hughes Supply, Inc.                                                                              1,017,364
      11,500   ITT Educational Services, Inc.(b)                                                                  366,275
       7,400   ITT Industries, Inc.                                                                               591,630
      24,700   J.B. Hunt Transport Services, Inc.(c)                                                              948,727
       8,800   Jacobs Engineering Group, Inc.(b,c)                                                                351,824
      14,200   JetBlue Airways Corporation(c)                                                                     338,102
      13,500   L-3 Communications Holdings, Inc.(c)                                                               825,525
      24,300   Manpower, Inc.                                                                                   1,058,265
      35,300   Monster Worldwide, Inc.(b)                                                                         779,777
      27,100   MSC Industrial Direct Company, Inc.(c)                                                             848,230
      32,800   Norfolk Southern Corporation                                                                       875,432
      57,500   Robert Half International, Inc.                                                                  1,599,650
      17,800   Rockwell Automation, Inc.                                                                          665,898
      18,100   Stericycle, Inc.(b,c)                                                                              886,900
      27,700   United Defense Industries, Inc.(b)                                                                 959,805
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               27,447,282
=========================================================================================================================

Information Technology (23.7%)
-------------------------------------------------------------------------------------------------------------------------
      23,400   Adobe Systems, Inc.(c)                                                                             987,012
      23,800   ADTRAN, Inc.                                                                                       635,698
      31,900   Advent Software, Inc.(b)                                                                           505,934
      33,600   Affiliated Computer Services, Inc.(b)                                                            1,743,840
      14,900   Agilent Technologies, Inc.(b)                                                                      354,769
      76,500   Akamai Technologies, Inc.(b,c)                                                                   1,142,145
      29,300   Alliance Data Systems Corporation(b)                                                             1,163,503
      82,800   Altera Corporation(b)                                                                            1,723,896
      38,800   Amdocs, Ltd.(b)                                                                                    841,960
      20,700   Amphenol Corporation                                                                               650,601
      73,300   Andrew Corporation(b)                                                                              795,305
      18,300   Ask Jeeves, Inc.(b,c)                                                                              532,164
      78,800   ASML Holding NV ADR(b)                                                                           1,119,748
      12,700   Autodesk, Inc.                                                                                     510,540
      60,900   Avaya, Inc.(b)                                                                                     892,185
      40,500   Avici Systems, Inc.(b,c)                                                                           391,230
      11,600   Avocent Corporation(b)                                                                             347,304
      80,900   Axcelis Technologies, Inc.(b)                                                                      754,797
     113,400   Borland Software Corporation(b,c)                                                                  937,818
      55,500   Broadcom Corporation(b)                                                                          1,962,480
      19,100   CDW Corporation                                                                                  1,228,130
      51,200   Check Point Software Technologies, Ltd.(b)                                                       1,018,368
      19,100   CheckFree Corporation(b,c)                                                                         573,764
      43,700   Citrix Systems, Inc.(b)                                                                            769,994
      36,376   Cognizant Technology Solutions Corporation(c)                                                    1,002,159
      20,500   Cognos, Inc.(b)                                                                                    690,440
     105,100   Comverse Technology, Inc.(b)                                                                     1,793,006
     130,800   Corning, Inc.(b)                                                                                 1,616,688
      44,300   Cree, Inc.(b,c)                                                                                    991,434
      12,400   Cymer, Inc.(b)                                                                                     355,136
     101,800   Cypress Semiconductor Corporation(b,c)                                                           1,154,412
      36,500   DST Systems, Inc.(b)                                                                             1,662,940
      22,800   Electronic Arts, Inc.                                                                            1,142,964
      20,450   Fair Isaac Corporation(c)                                                                          584,461
      26,500   Fairchild Semiconductor International, Inc.(b,c)                                                   389,285
      34,950   Fiserv, Inc.(b)                                                                                  1,197,387
      41,600   Flextronics International, Ltd.(b)                                                                 522,912
       9,800   FLIR Systems, Inc.(b,c)                                                                            623,574
      10,800   Global Payments, Inc.(c)                                                                           493,020
       8,700   Harris Corporation                                                                                 413,076
      30,700   Hyperion Solutions Corporation(b)                                                                1,259,314
      24,700   Integrated Circuit Systems, Inc.(b)                                                                590,824
      11,100   International Rectifier Corporation(b,c)                                                           435,120
      45,200   Intersil Corporation(c)                                                                            830,324
      18,600   Intuit, Inc.(b)                                                                                    696,384
      13,350   Iron Mountain, Inc.                                                                                430,804
      38,000   Jabil Circuit, Inc.(b)                                                                             826,500
     241,000   JDS Uniphase Corporation(b)                                                                        831,450
     106,436   Juniper Networks, Inc.(b,c)                                                                      2,443,771
      18,080   KLA-Tencor Corporation(b)                                                                          745,077
      14,450   Kronos, Inc.                                                                                       634,644
      38,900   Lam Research Corporation(b)                                                                        927,765
      11,500   Lexmark International, Inc.(b)                                                                   1,017,750
      20,900   Linear Technology Corporation                                                                      817,190
      82,000   Marvell Technology Group, Ltd.                                                                   1,904,040
      23,660   Maxim Integrated Products, Inc.                                                                  1,138,046
      32,200   McAfee, Inc.(b)                                                                                    578,956
      49,900   Mercury Interactive Corporation(b)                                                               1,824,344
      60,610   Microchip Technology, Inc.                                                                       1,755,872
      57,800   National Semiconductor Corporation                                                                 991,270
      75,152   NetIQ Corporation(b)                                                                               716,199
      43,900   Network Appliance, Inc.(b)                                                                         847,709
      29,030   Novellus Systems, Inc.(b)                                                                          783,810
      20,400   NVIDIA Corporation(b)                                                                              314,160
     135,800   ON Semiconductor Corporation(b)                                                                    543,200
      44,200   OSI Systems, Inc.(b,c)                                                                             823,446
      18,900   PalmOne, Inc.(b,c)                                                                                 760,158
      21,600   PeopleSoft, Inc.(b)                                                                                389,232
      22,300   PerkinElmer, Inc.                                                                                  392,034
      40,100   PMC-Sierra, Inc.(b)                                                                                476,388
      34,400   Polycom, Inc.(b)                                                                                   663,232
      17,500   QLogic Corporation(b,c)                                                                            427,875
      44,100   Red Hat, Inc.(b,c)                                                                                 754,992
       9,300   Research in Motion, Ltd.                                                                           573,531
      39,100   Sabre Holdings Corporation                                                                         998,223
      22,400   SanDisk Corporation(c)                                                                             544,768
      18,200   Semtech Corporation(b)                                                                             361,270
      53,700   Siebel Systems, Inc.(b)                                                                            432,822
       8,900   Silicon Laboratories, Inc.(b)                                                                      314,081
      12,900   Sina Corporation(b)                                                                                365,715
     124,300   Skyworks Solutions, Inc.(b,c)                                                                    1,041,634
      22,660   SunGard Data Systems, Inc.(b)                                                                      528,205
      54,700   Symantec Corporation                                                                             2,557,769
      24,500   Symbol Technologies, Inc.                                                                          320,705
      18,400   Synopsys, Inc.                                                                                     465,336
      51,100   Tekelec, Inc.(b)                                                                                   992,873
      43,400   Tektronix, Inc.                                                                                  1,319,360
      23,000   Teradyne, Inc.(b)                                                                                  393,300
      12,000   UTStarcom, Inc.(b,c)                                                                               219,120
      27,000   Varian, Inc.(b)                                                                                  1,023,300
      78,200   VeriSign, Inc.(b)                                                                                1,369,282
      28,800   VERITAS Software Corporation(b)                                                                    548,928
      18,000   Vishay Intertechnology, Inc.(b,c)                                                                  279,000
      15,000   Websense, Inc.(b)                                                                                  572,850
      44,500   Wind River Systems, Inc.(b,c)                                                                      436,100
      14,440   Xilinx, Inc.(b)                                                                                    424,969
      15,700   Yahoo!, Inc.                                                                                       483,560
      13,300   Zebra Technologies Corporation                                                                   1,098,979
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    82,453,639
=========================================================================================================================

Materials (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      47,200   Allegheny Technologies, Inc.                                                                       946,360
      93,900   Crown Holdings, Inc.(b)                                                                            952,146
      41,000   Ecolab, Inc.                                                                                     1,250,500
      12,300   Freeport-McMoRan Copper & Gold, Inc.                                                               428,655
      51,000   Millennium Chemicals, Inc.(b)                                                                      900,150
      53,400   Packaging Corporation of America                                                                 1,247,424
      12,900   Peabody Energy Corporation                                                                         724,722
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  6,449,957
=========================================================================================================================

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      19,800   Equitable Resources, Inc.                                                                        1,015,344
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,015,344
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $274,710,906)                                                         283,513,543
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income(d)                                Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
         $57   TIMCO Aviation Services, Inc.(f)                                 8.000%         1/2/2007                $6
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $58)                                                                  6
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (16.0%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  55,493,139   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $55,493,139
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $55,493,139)                                  55,493,139
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (2.5%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,500,000   New Center Asset Trust                                           1.320%         8/2/2004        $5,499,597
   3,297,205   Thrivent Money Market Fund                                       0.956               N/A         3,297,205
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 8,796,802
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $339,000,905)                                                         $347,803,490
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Mid
    Cap Growth Fund.

(e) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Security is fair valued.

Glossary of Terms:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Mid Cap Stock Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (83.1%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.9%)
-------------------------------------------------------------------------------------------------------------------------
     575,800   Cincinnati Bell, Inc.(b)                                                                        $2,326,232
     115,400   NII Holdings, Inc.(c)                                                                            4,387,508
      89,700   Western Wireless Corporation(b)                                                                  2,367,183
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    9,080,923
=========================================================================================================================

Consumer Discretionary (11.2%)
-------------------------------------------------------------------------------------------------------------------------
     166,500   ADVO, Inc.(c)                                                                                    5,159,835
     134,050   AnnTaylor Stores Corporation                                                                     3,597,902
     192,100   Applebee's International, Inc.                                                                   5,117,544
     148,800   Autoliv, Inc.                                                                                    6,262,992
      79,900   Best Buy Company, Inc.                                                                           3,847,984
     138,000   BorgWarner, Inc.                                                                                 6,512,220
     147,300   Boyd Gaming Corporation                                                                          3,872,517
     147,800   D.R. Horton, Inc.                                                                                4,083,714
     210,400   Dollar General Corporation                                                                       4,060,720
      24,600   E.W. Scripps Company                                                                             2,519,532
     268,300   Hilton Hotels Corporation                                                                        4,783,789
      40,400   International Speedway Corporation                                                               2,102,416
      67,100   Jones Apparel Group, Inc.                                                                        2,506,185
      73,500   Lear Corporation                                                                                 4,052,055
     240,300   Mattel, Inc.                                                                                     4,210,056
      74,000   MGM Mirage, Inc.(b)                                                                              3,267,100
     120,900   Michaels Stores, Inc.                                                                            6,532,227
     180,500   Pep Boys - Manny, Moe & Jack(c)                                                                  3,736,350
     134,600   PETsMART, Inc.                                                                                   4,173,946
     136,200   Polo Ralph Lauren Corporation                                                                    4,489,152
      91,500   Pulte Homes, Inc.                                                                                4,998,645
     123,500   Quiksilver, Inc.(b,c)                                                                            2,662,660
      74,900   Regis Corporation                                                                                3,082,884
     148,300   Staples, Inc.                                                                                    4,282,904
     129,000   Warnaco Group, Inc.(b)                                                                           2,438,100
       5,600   Washington Post Company                                                                          4,860,240
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   107,213,669
=========================================================================================================================

Consumer Staples (3.8%)
-------------------------------------------------------------------------------------------------------------------------
     274,650   Dean Foods Company(b)                                                                           10,156,557
     137,500   Flowers Foods, Inc.(c)                                                                           3,588,750
     235,400   Hershey Foods Corporation                                                                       11,402,776
     569,400   Tyson Foods, Inc.                                                                               10,852,764
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          36,000,847
=========================================================================================================================

Energy (8.7%)
-------------------------------------------------------------------------------------------------------------------------
      86,400   BJ Services Company(b)                                                                           4,290,624
     237,600   Chesapeake Energy Corporation                                                                    3,647,160
     197,500   ENSCO International, Inc.                                                                        5,946,725
     214,925   Nabors Industries, Ltd.(b)                                                                       9,994,012
     138,300   Newfield Exploration Company(b)                                                                  8,169,381
     116,400   Noble Corporation(b)                                                                             4,507,008
     452,100   Patterson-UTI Energy, Inc.                                                                       8,241,783
     116,800   Pioneer Natural Resources Company                                                                4,210,640
      96,700   Precision Drilling Corporation(b,c)                                                              4,808,891
     186,000   Pride International, Inc.(b)                                                                     3,348,000
      39,300   Smith International, Inc.(b)                                                                     2,290,404
     135,900   Teekay Shipping Corporation(c)                                                                   5,406,102
     224,300   Ultra Petroleum Corporation(b,c)                                                                10,064,341
     113,900   Weatherford International, Ltd.(b,c)                                                             5,328,242
     262,100   Williams Companies, Inc.(c)                                                                      3,184,515
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    83,437,828
=========================================================================================================================

Financials (16.8%)
-------------------------------------------------------------------------------------------------------------------------
     180,900   A.G. Edwards, Inc.(c)                                                                            5,879,250
      88,150   Affiliated Managers Group, Inc.(c)                                                               4,046,966
      83,700   American Capital Strategies, Ltd.                                                                2,446,551
      91,700   CIT Group, Inc.                                                                                  3,187,492
     120,700   City National Corporation                                                                        7,785,150
     108,200   Colonial BancGroup, Inc.(c)                                                                      2,087,178
     173,449   Countrywide Financial Corporation                                                               12,505,675
     186,300   Doral Financial Corporation                                                                      7,312,275
      69,100   Everest Re Group, Ltd.                                                                           5,077,468
     174,882   Fidelity National Financial, Inc.                                                                6,339,472
      48,200   First Horizon National Corporation                                                               2,089,470
     207,000   General Growth Properties, Inc.                                                                  6,226,560
      69,100   Hartford Financial Services Group, Inc.                                                          4,498,410
     369,800   HCC Insurance Holdings, Inc.(c)                                                                 11,204,940
     110,700   Investors Financial Services Corporation(c)                                                      5,056,776
     355,200   Knight Trading Group, Inc.(b,c)                                                                  3,022,752
      46,100   M&T Bank Corporation                                                                             4,297,903
      44,700   Mercantile Bankshares Corporation                                                                2,029,827
     133,600   New York Community Bancorp, Inc.(c)                                                              2,570,464
     194,600   North Fork Bancorporation, Inc.(c)                                                               7,599,130
     279,500   Ohio Casualty Corporation(b,c)                                                                   5,226,650
      78,400   Pan Pacific Retail Properties, Inc.                                                              3,967,040
     131,800   PartnerRe, Ltd.                                                                                  6,894,458
      82,300   Piper Jaffray Companies(b,c)                                                                     3,353,725
      52,600   PMI Group, Inc.                                                                                  2,168,698
     155,800   ProLogis Trust                                                                                   5,303,432
     365,500   Providian Financial Corporation(b)                                                               5,058,520
      71,900   Silicon Valley Bancshares(b,c)                                                                   2,632,259
     212,900   Sovereign Bancorp, Inc.(c)                                                                       4,634,833
      49,100   TCF Financial Corporation                                                                        2,965,640
      96,400   Wintrust Financial Corporation(c)                                                                5,112,092
     120,600   XL Capital, Ltd.                                                                                 8,524,008
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               161,105,064
=========================================================================================================================

Health Care (8.1%)
-------------------------------------------------------------------------------------------------------------------------
     151,600   Advanced Medical Optics, Inc.(b,c)                                                               5,768,380
      41,600   Bausch & Lomb, Inc.                                                                              2,562,144
     146,200   C.R. Bard, Inc.                                                                                  8,070,240
      67,300   Charles River Laboratories International, Inc.(b)                                                3,033,211
     127,000   Dade Behring Holdings, Inc.(b,c)                                                                 6,310,630
     113,400   Dentsply International, Inc.                                                                     5,514,642
      65,100   Gilead Sciences, Inc.(b)                                                                         4,208,064
     240,200   Humana, Inc.(b)                                                                                  4,350,022
      53,500   Invitrogen Corporation(b)                                                                        2,807,680
     240,075   IVAX Corporation(b)                                                                              5,725,789
     104,100   Kindred Healthcare, Inc.(c)                                                                      2,524,425
      56,900   Kinetic Concepts, Inc.(b)                                                                        2,555,948
     128,900   PacifiCare Health Systems, Inc.                                                                  3,940,473
      55,900   Quest Diagnostics, Inc.                                                                          4,588,272
      79,200   ResMed, Inc.(b,c)                                                                                3,880,800
      50,700   Sepracor, Inc.(b,c)                                                                              2,330,679
     159,300   Telik, Inc.(b,c)                                                                                 3,147,768
      64,300   United Surgical Partners International, Inc.(b,c)                                                2,265,932
     128,500   Valeant Pharmaceuticals International(c)                                                         2,250,035
     218,800   Vertex Pharmaceuticals, Inc.(b,c)                                                                2,019,524
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               77,854,658
=========================================================================================================================

Industrials (9.8%)
-------------------------------------------------------------------------------------------------------------------------
     173,300   Acuity Brands, Inc.(c)                                                                           4,133,205
     395,000   Allied Waste Industries, Inc.(b,c)                                                               3,649,800
     126,100   Burlington Northern Santa Fe Corporation                                                         4,474,028
     111,600   Canadian National Railway Company                                                                5,025,348
     263,700   Donaldson Company, Inc.                                                                          7,022,331
      66,800   Eaton Corporation                                                                                4,317,952
      70,000   Fastenal Company(c)                                                                              4,366,600
     198,000   IDEX Corporation                                                                                 6,353,820
     103,100   Jacobs Engineering Group, Inc.(b)                                                                4,121,938
     224,300   Manitowoc Company, Inc.                                                                          7,606,013
      83,800   Manpower, Inc.                                                                                   3,649,490
     112,900   Oshkosh Truck Corporation                                                                        5,980,313
      77,300   Precision Castparts Corporation                                                                  4,354,309
      67,100   Reliance Steel & Aluminum Company(c)                                                             2,671,922
      92,300   Roper Industries, Inc.                                                                           5,168,800
      96,800   UTI Worldwide, Inc.(c)                                                                           4,984,232
     273,600   Waste Management, Inc.                                                                           7,699,104
     222,500   Werner Enterprises, Inc.(c)                                                                      4,434,425
     106,400   Yellow Roadway Corporation(b,c)                                                                  4,629,464
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               94,643,094
=========================================================================================================================

Information Technology (14.0%)
-------------------------------------------------------------------------------------------------------------------------
     219,700   Acxiom Corporation(c)                                                                            4,833,400
      69,400   Affiliated Computer Services, Inc.(b)                                                            3,601,860
     168,700   Amphenol Corporation                                                                             5,302,241
     103,300   Analog Devices, Inc.                                                                             4,101,010
     164,300   Apple Computer, Inc.(b)                                                                          5,313,462
      67,300   Autodesk, Inc.                                                                                   2,705,460
     272,100   BEA Systems, Inc.(b)                                                                             1,765,929
     182,700   BMC Software, Inc.(b)                                                                            2,864,736
     143,400   Cabot Microelectronics Corporation(b,c)                                                          5,089,266
      71,500   CDW Corporation                                                                                  4,597,450
     206,800   Check Point Software Technologies, Ltd.(b)                                                       4,113,252
      78,600   CheckFree Corporation(b,c)                                                                       2,361,144
     121,300   Cognos, Inc.(b,c)                                                                                4,085,384
      96,100   Computer Associates International, Inc.                                                          2,425,564
      77,100   Computer Sciences Corporation(b)                                                                 3,642,975
     195,500   Comverse Technology, Inc.(b)                                                                     3,335,230
     163,300   Convergys Corporation(b)                                                                         2,162,092
      47,700   Diebold, Inc.                                                                                    2,198,970
     105,800   DST Systems, Inc.(b,c)                                                                           4,820,248
      56,900   Electronic Arts, Inc.                                                                            2,852,397
      61,300   Harris Corporation                                                                               2,910,524
     160,000   Intersil Corporation                                                                             2,939,200
     126,900   Lam Research Corporation(b,c)                                                                    3,026,565
      54,500   Lexmark International, Inc.(b)                                                                   4,823,250
     127,700   Macromedia, Inc.(b)                                                                              2,579,540
     204,200   McAfee, Inc.(b)                                                                                  3,671,516
      75,700   Microchip Technology, Inc.                                                                       2,193,029
     105,300   NVIDIA Corporation(b)                                                                            1,621,620
     987,100   ON Semiconductor Corporation(b,c)                                                                3,948,400
     766,100   Parametric Technology Corporation(b)                                                             3,478,094
     216,500   PMC-Sierra, Inc.(b)                                                                              2,572,020
     138,100   SanDisk Corporation                                                                              3,358,592
     398,300   Skyworks Solutions, Inc.(b,c)                                                                    3,337,754
     370,000   Symbol Technologies, Inc.                                                                        4,843,300
     230,600   VeriSign, Inc.(b)                                                                                4,037,806
     202,800   Vishay Intertechnology, Inc.(b)                                                                  3,143,400
     686,100   Vitesse Semiconductor Corporation(b,c)                                                           1,921,080
     601,000   Wind River Systems, Inc.(b)                                                                      5,889,800
      74,400   Xilinx, Inc.(b)                                                                                  2,189,592
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   134,657,152
=========================================================================================================================

Materials (5.9%)
-------------------------------------------------------------------------------------------------------------------------
     204,500   Airgas, Inc.                                                                                     4,447,875
      50,900   Ball Corporation                                                                                 3,673,962
     108,400   Century Aluminum Company(b)                                                                      2,552,820
     175,900   CONSOL Energy, Inc.(c)                                                                           6,304,256
     416,100   Domtar, Inc.(c)                                                                                  5,405,139
     139,800   Georgia-Pacific Corporation                                                                      4,697,280
     135,700   Jefferson Smurfit Corporation(b)                                                                 2,525,377
      67,900   Lubrizol Corporation                                                                             2,351,377
      91,500   Newmont Mining Corporation                                                                       3,703,005
     289,600   Packaging Corporation of America                                                                 6,765,056
     178,000   Pactiv Corporation(b)                                                                            4,197,240
     105,900   Peabody Energy Corporation                                                                       5,949,462
      58,100   Phelps Dodge Corporation(b)                                                                      4,528,314
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 57,101,163
=========================================================================================================================

Utilities (3.9%)
-------------------------------------------------------------------------------------------------------------------------
     151,800   AGL Resources, Inc.                                                                              4,485,690
     106,800   MDU Resources Group, Inc.                                                                        2,611,260
     125,700   PPL Corporation                                                                                  5,826,195
     116,100   Questar Corporation                                                                              4,757,778
     161,700   SCANA Corporation                                                                                5,921,454
      79,000   Sempra Energy                                                                                    2,824,250
     228,200   Southern Union Company(b,c)                                                                      4,543,462
     206,200   Wisconsin Energy Corporation                                                                     6,629,330
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 37,599,419
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $725,762,423)                                                         798,693,817
=========================================================================================================================
   Principal
      Amount   Collateral Held for Securities Loaned (13.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $827,712   BNP Paribas Letter of Credit                                     0.150%       10/21/2004          $827,712
 125,192,951   State Street Navigator Securities Lending Prime Portfolio        1.280               N/A       125,192,951
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $126,020,663)                                126,020,663
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.8%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $16,000,000   Aquinas Funding                                                  1.330%         8/2/2004       $15,998,818
   5,000,000   Northern Illinois Gas Company                                    1.260          8/2/2004         4,999,650
  10,821,230   Thrivent Money Market Fund                                       0.956               N/A        10,821,230
   5,000,000   UnitedHealth Group, Inc.                                         1.350          8/6/2004         4,998,875
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                36,818,573
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $888,601,659)                                                         $961,533,053
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Mid Cap Index Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Mid Cap Index Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (83.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      11,110   Cincinnati Bell, Inc.(b)                                                                           $44,884
       2,610   Telephone and Data Systems, Inc.                                                                   198,099
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      242,983
=========================================================================================================================

Consumer Discretionary (15.8%)
-------------------------------------------------------------------------------------------------------------------------
       3,300   99 Cents Only Stores(b,c)                                                                           47,289
       4,270   Abercrombie & Fitch Company                                                                        157,478
       2,500   Aeropostale, Inc.                                                                                   76,200
       3,200   American Eagle Outfitters, Inc.(b)                                                                 104,864
       3,100   American Greetings Corporation(b,c)                                                                 72,292
       3,100   AnnTaylor Stores Corporation                                                                        83,204
       3,850   Applebee's International, Inc.                                                                     102,564
       3,117   ArvinMeritor, Inc.(c)                                                                               61,935
         980   Bandag, Inc.(c)                                                                                     43,757
       3,060   Barnes & Noble, Inc.(b)                                                                            105,203
       5,210   Belo Corporation                                                                                   121,810
       1,910   Blyth, Inc.                                                                                         66,506
       1,710   Bob Evans Farms, Inc.(c)                                                                            45,520
       3,560   Borders Group, Inc.                                                                                 81,417
       2,540   BorgWarner, Inc.                                                                                   119,863
       4,000   Boyd Gaming Corporation(c)                                                                         105,160
       4,375   Brinker International, Inc.(b)                                                                     156,669
      13,980   Caesars Entertainment, Inc.(b)                                                                     205,925
       3,350   Callaway Golf Company                                                                               36,850
       4,700   CarMax, Inc.(b,c)                                                                                   97,760
       2,500   Catalina Marketing Corporation(b,c)                                                                 49,925
       2,300   CBRL Group, Inc.(c)                                                                                 76,406
       2,300   Cheesecake Factory, Inc.(b,c)                                                                       96,071
       4,000   Chico's FAS, Inc.(b)                                                                               167,480
       4,460   Claire's Stores, Inc.                                                                              102,803
       8,600   Coach, Inc.                                                                                        367,994
      10,575   D.R. Horton, Inc.                                                                                  292,187
       5,170   Dollar Tree Stores, Inc.(b)                                                                        139,125
       2,600   Emmis Communications Corporation(b,c)                                                               51,272
       2,300   Entercom Communications Corporation(b)                                                              88,435
       6,200   Foot Locker, Inc.                                                                                  139,500
       2,620   Furniture Brands International, Inc.(c)                                                             60,208
       3,500   Gentex Corporation                                                                                 125,300
       2,700   GTECH Holdings Corporation                                                                         114,399
       3,000   Harman International Industries, Inc.                                                              257,190
       4,020   Harte-Hanks, Inc.                                                                                   97,123
       2,700   Hovnanian Enterprises, Inc.(c)                                                                      83,781
       2,350   International Speedway Corporation                                                                 122,294
       2,800   Krispy Kreme Doughnuts, Inc.(b,c)                                                                   44,072
       3,060   Lear Corporation                                                                                   168,698
       2,170   Lee Enterprises, Inc.                                                                              101,014
       7,100   Lennar Corporation                                                                                 303,028
       3,070   Mandalay Resort Group                                                                              207,225
       1,110   Media General, Inc.                                                                                 66,334
       3,100   Michaels Stores, Inc.                                                                              167,493
       1,750   Modine Manufacturing Company(c)                                                                     51,905
       2,960   Mohawk Industries, Inc.(b)                                                                         217,678
       2,210   Neiman Marcus Group, Inc.(c)                                                                       120,556
       2,500   O'Reilly Automotive, Inc.(b)                                                                       101,225
       3,360   Outback Steakhouse, Inc.                                                                           136,450
       3,500   Pacific Sunwear of California, Inc.                                                                 71,400
       3,170   Payless ShoeSource, Inc.(b,c)                                                                       41,020
       6,600   PETsMART, Inc.                                                                                     204,666
       4,000   Pier 1 Imports, Inc.                                                                                71,720
       4,590   Reader's Digest Association, Inc.                                                                   65,545
       2,100   Regis Corporation                                                                                   86,436
       3,600   Rent-A-Center, Inc.                                                                                105,624
       6,800   Ross Stores, Inc.(c)                                                                               157,420
       3,100   Ruby Tuesday, Inc.(c)                                                                               89,559
       1,100   Ryland Group, Inc.                                                                                  85,162
       6,510   Saks, Inc.                                                                                          84,956
       1,880   Scholastic Corporation(b)                                                                           51,719
       4,270   Six Flags, Inc.(b)                                                                                  20,154
       1,320   Superior Industries International, Inc.(c)                                                          43,151
       2,600   Thor Industries, Inc.                                                                               81,406
       1,500   Timberland Company(b)                                                                               87,060
       3,300   Toll Brothers, Inc.(b,c)                                                                           131,142
       2,700   Tupperware Corporation(c)                                                                           46,359
       2,460   Valassis Communications, Inc.(b)                                                                    71,930
         430   Washington Post Company(c)                                                                         373,191
       4,450   Westwood One, Inc.(b)                                                                              105,910
       5,260   Williams-Sonoma, Inc.(b)                                                                           170,897
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     8,255,864
=========================================================================================================================

Consumer Staples (4.0%)
-------------------------------------------------------------------------------------------------------------------------
       3,120   BJ's Wholesale Club, Inc.(b)                                                                        72,727
       2,020   Church & Dwight Company, Inc.                                                                       89,244
       4,800   Constellation Brands, Inc.(b)                                                                      181,824
       7,113   Dean Foods Company(b)                                                                              263,039
       3,750   Energizer Holdings, Inc.(b)                                                                        142,875
       6,300   Hormel Foods Corporation                                                                           186,984
       2,160   Interstate Bakeries Corporation(c)                                                                  21,233
       2,688   J.M. Smucker Company                                                                               112,385
       1,730   Lancaster Colony Corporation                                                                        69,684
       6,260   PepsiAmericas, Inc.                                                                                117,500
       2,190   Ruddick Corporation                                                                                 42,836
       5,000   Smithfield Foods, Inc.(b,c)                                                                        141,700
       2,510   Toostie Roll Industries, Inc.                                                                       73,543
      16,022   Tyson Foods, Inc.                                                                                  305,379
       1,340   Universal Corporation                                                                               64,628
       2,800   Whole Foods Market, Inc.                                                                           230,496
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           2,116,077
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       2,500   Cooper Cameron Corporation(b)                                                                      127,725
       6,970   ENSCO International, Inc.                                                                          209,867
       3,100   FMC Technologies, Inc.(b)                                                                           93,000
       2,700   Forest Oil Corporation(b)                                                                           76,383
       5,520   Grant Prideco, Inc.(b)                                                                             104,273
       3,590   Hanover Compressor Company(b)                                                                       42,147
       2,420   Helmerich & Payne, Inc.                                                                             61,274
       4,160   Murphy Oil Corporation                                                                             321,734
       3,900   National-Oilwell, Inc.(b)                                                                          130,455
       2,500   Newfield Exploration Company(b)                                                                    147,675
       2,670   Noble Energy, Inc.                                                                                 147,678
       1,790   Overseas Shipholding Group, Inc.                                                                    80,389
       7,600   Patterson-UTI Energy, Inc.                                                                         138,548
       5,450   Pioneer Natural Resources Company                                                                  196,472
       3,500   Plains Exploration & Production Company(b)                                                          72,975
       2,900   Pogo Producing Company                                                                             128,702
       6,200   Pride International, Inc.(b)                                                                       111,600
       4,760   Smith International, Inc.(b)                                                                       277,413
       2,810   Tidewater, Inc.                                                                                     85,284
       4,380   Varco International, Inc.(b,c)                                                                     105,865
       6,020   Weatherford International, Ltd.(b)                                                                 281,616
       3,300   Western Gas Resources, Inc.                                                                        111,177
      11,800   XTO Energy, Inc.                                                                                   352,820
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,405,072
=========================================================================================================================

Financials (15.9%)
-------------------------------------------------------------------------------------------------------------------------
       3,560   A.G. Edwards, Inc.                                                                                 115,700
       2,360   Allmerica Financial Corporation(b)                                                                  70,352
       3,800   AMB Property Corporation                                                                           133,532
       3,400   American Financial Group, Inc.(c)                                                                  100,946
       7,200   AmeriCredit Corporation(b,c)                                                                       137,520
       1,900   AmerUs Group Company(c)                                                                             73,150
       4,100   Arthur J. Gallagher & Company                                                                      126,977
       5,078   Associated Banc-Corp                                                                               152,899
       3,580   Astoria Financial Corporation                                                                      122,293
       2,570   Bank of Hawaii Corporation                                                                         115,470
       7,850   Banknorth Group, Inc.                                                                              250,494
       3,100   Brown & Brown, Inc.(c)                                                                             131,812
       2,300   City National Corporation                                                                          148,350
       5,900   Colonial BancGroup, Inc.                                                                           113,811
       3,500   Commerce Bancorp, Inc.(c)                                                                          176,190
       5,520   Compass Bancshares, Inc.                                                                           243,377
       2,400   Cullen/Frost Bankers, Inc.                                                                         103,248
       3,200   Eaton Vance Corporation                                                                            121,408
       2,490   Everest Re Group, Ltd.                                                                             182,965
       7,827   Fidelity National Financial, Inc.                                                                  283,729
       4,000   First American Corporation                                                                         107,440
       3,950   FirstMerit Corporation(c)                                                                          102,463
       2,300   GATX Corporation                                                                                    58,604
       2,400   Greater Bay Bancorp(c)                                                                              63,240
       5,955   GreenPoint Financial Corporation                                                                   241,952
       3,000   HCC Insurance Holdings, Inc.                                                                        90,900
       7,160   Hibernia Corporation                                                                               181,148
       2,500   Highwoods Properties, Inc.                                                                          58,000
       2,050   Horace Mann Educators Corporation                                                                   34,358
       3,100   Hospitality Properties Trust                                                                       123,628
       3,800   Independence Community Bank Corporation                                                            141,892
       2,800   IndyMac Bancorp, Inc.                                                                               93,016
       3,000   Investors Financial Services Corporation(c)                                                        137,040
       2,600   Jefferies Group, Inc.                                                                               81,484
       2,800   LaBranche & Company, Inc.(c)                                                                        22,932
       3,030   Legg Mason, Inc.                                                                                   237,976
       3,200   Leucadia National Corporation(c)                                                                   164,768
       3,900   Liberty Property Trust                                                                             149,760
       2,800   Mack-Cali Realty Corporation                                                                       114,520
       3,680   Mercantile Bankshares Corporation                                                                  167,109
       4,100   MoneyGram International, Inc.(b)                                                                    76,670
       9,320   National Commerce Financial Corporation                                                            302,900
       4,600   New Plan Excel Realty Trust, Inc.(c)                                                               109,250
      12,010   New York Community Bancorp, Inc.(c)                                                                231,072
       2,910   Ohio Casualty Corporation(b,c)                                                                      54,417
       8,265   Old Republic International Corporation                                                             192,492
       4,340   PMI Group, Inc.                                                                                    178,938
       3,250   Protective Life Corporation                                                                        117,812
       4,200   Radian Group, Inc.                                                                                 193,284
       3,450   Raymond James Financial, Inc.(c)                                                                    80,626
       2,352   Rayonier, Inc. REIT                                                                                103,441
       4,700   SEI Investments Company                                                                            144,149
       1,700   Silicon Valley Bancshares(b)                                                                        62,237
       1,400   StanCorp Financial Group, Inc.                                                                      98,420
       3,290   TCF Financial Corporation                                                                          198,716
       5,900   United Dominion Realty Trust, Inc.                                                                 114,401
       3,190   Unitrin, Inc.                                                                                      132,864
       3,800   W.R. Berkley Corporation                                                                           155,572
       3,800   Waddell & Reed Financial, Inc.                                                                      73,796
       3,679   Washington Federal, Inc.                                                                            92,159
       2,550   Webster Financial Corporation                                                                      119,646
       1,510   Westamerica Bancorporation                                                                          76,602
       3,140   Wilmington Trust Corporation                                                                       109,586
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 8,295,503
=========================================================================================================================

Health Care (8.2%)
-------------------------------------------------------------------------------------------------------------------------
       4,090   Apogent Technologies, Inc.(b)                                                                      132,925
       2,340   Apria Healthcare Group, Inc.(b)                                                                     68,679
       4,725   Barr Pharmaceuticals, Inc.                                                                         162,304
       2,800   Beckman Coulter, Inc.                                                                              154,476
       2,500   Cephalon, Inc.(b,c)                                                                                126,300
       2,100   Charles River Laboratories International, Inc.(b)                                                   94,647
       4,500   Community Health Systems, Inc.(b)                                                                  110,745
       2,790   Covance, Inc.(b)                                                                                   102,365
       4,000   Coventry Health Care, Inc.                                                                         204,440
       5,000   Cytyc Corporation(b)                                                                               120,850
       3,660   Dentsply International, Inc.                                                                       177,986
       2,690   Edwards Lifesciences Corporation(b)                                                                 94,607
       4,120   First Health Group Corporation(b)                                                                   57,762
       5,140   Health Net, Inc.(b)                                                                                124,028
       2,000   Henry Schein, Inc.(b)                                                                              134,200
       2,830   Hillenbrand Industries, Inc.                                                                       160,716
       1,600   Inamed Corporation                                                                                  86,688
       9,025   IVAX Corporation(b)                                                                                215,246
       1,700   LifePoint Hospitals, Inc.(b)                                                                        56,797
       4,500   Lincare Holdings, Inc.(b)                                                                          143,730
      13,938   Millennium Pharmaceuticals, Inc.(b)                                                                154,991
       4,680   Omnicare, Inc.                                                                                     132,304
       3,900   PacifiCare Health Systems, Inc.(c)                                                                 119,223
       1,500   Par Pharmaceutical Companies, Inc.(b,c)                                                             56,460
       3,100   Patterson Companies, Inc.(b,c)                                                                     227,602
       3,220   Perrigo Company                                                                                     53,645
       4,300   Protein Design Labs, Inc.(b)                                                                        69,660
       3,000   Renal Care Group, Inc.                                                                              95,580
       3,820   Sepracor, Inc.(b,c)                                                                                175,605
       3,070   STERIS Corporation(b)                                                                               63,119
       3,400   Triad Hospitals, Inc.(b)                                                                           115,804
       2,600   Universal Health Services, Inc.                                                                    118,326
       3,770   Valeant Pharmaceuticals International(c)                                                            66,013
       3,100   Varian Medical Systems, Inc.(b)                                                                    213,931
       3,600   Vertex Pharmaceuticals, Inc.(b,c)                                                                   33,228
       2,220   VISX, Inc.(b)                                                                                       47,530
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                4,272,512
=========================================================================================================================

Industrials (10.9%)
-------------------------------------------------------------------------------------------------------------------------
       4,110   AGCO Corporation(b)                                                                                 85,981
       3,900   AirTran Holdings, Inc.(b,c)                                                                         43,485
       1,420   Alaska Air Group, Inc.(b,c)                                                                         29,579
       2,050   Alexander & Baldwin, Inc.                                                                           67,404
       4,030   ALLETE, Inc.                                                                                       111,712
       1,700   Alliant Techsystems, Inc.(b)                                                                       107,032
       3,040   AMETEK, Inc.                                                                                        93,754
       1,210   Banta Corporation                                                                                   48,049
       2,540   Brink's Company                                                                                     82,169
       3,820   C.H. Robinson Worldwide, Inc.                                                                      167,049
       4,600   Career Education Corporation                                                                       155,526
       1,560   Carlisle Companies, Inc.                                                                            99,044
       4,033   ChoicePoint, Inc.(b)                                                                               169,386
       2,410   CNF, Inc.                                                                                           99,437
       4,100   Copart, Inc.(b)                                                                                     91,225
       4,100   Corinthian Colleges, Inc.(c)                                                                        76,752
       3,190   DeVry, Inc.(b,c)                                                                                    74,168
       3,880   Donaldson Company, Inc.                                                                            103,324
       3,200   Dun & Bradstreet Corporation(b)                                                                    179,648
       2,200   Dycom Industries, Inc.(b)                                                                           59,268
       3,300   Education Management Corporation                                                                    91,608
       4,800   Expeditors International of Washington, Inc.                                                       222,768
       3,440   Fastenal Company(c)                                                                                214,587
       2,280   Federal Signal Corporation(c)                                                                       38,783
       2,620   Flowserve Corporation(b)                                                                            62,749
       3,250   Graco, Inc.                                                                                        102,310
       2,045   Granite Construction, Inc.(c)                                                                       36,381
       1,940   Harsco Corporation                                                                                  87,067
       3,270   Herman Miller, Inc.                                                                                 87,636
       2,610   HNI Corporation                                                                                    105,574
       2,730   Hubbell, Inc.                                                                                      123,396
       2,000   ITT Educational Services, Inc.(b,c)                                                                 63,700
       3,600   J.B. Hunt Transport Services, Inc.                                                                 138,276
       2,540   Jacobs Engineering Group, Inc.(b)                                                                  101,549
       4,600   JetBlue Airways Corporation(c)                                                                     109,526
       1,700   Kelly Services, Inc.                                                                                46,121
       1,760   Kennametal, Inc.                                                                                    77,440
       1,700   Korn/Ferry International(b,c)                                                                       30,311
       4,760   L-3 Communications Holdings, Inc.                                                                  291,074
       2,000   Laureate Education, Inc.(b)                                                                         70,600
       4,040   Manpower, Inc.                                                                                     175,942
       1,780   Nordson Corporation(c)                                                                              74,529
       4,520   Pentair, Inc.                                                                                      141,566
       2,920   Precision Castparts Corporation                                                                    164,484
       5,290   Quanta Services, Inc.(b,c)                                                                          33,221
       7,000   Republic Services, Inc.                                                                            200,200
       2,175   Rollins, Inc.(c)                                                                                    50,351
         590   Sequa Corporation(b,c)                                                                              30,798
       2,800   Sotheby's Holdings, Inc.(b,c)                                                                       44,744
       3,440   SPX Corporation                                                                                    140,868
       2,000   Stericycle, Inc.(b)                                                                                 98,000
       3,630   Swift Transportation Company, Inc.(b,c)                                                             72,509
         960   Tecumseh Products Company                                                                           39,197
       1,920   Teleflex, Inc.                                                                                      85,344
       2,130   Trinity Industries, Inc.(c)                                                                         64,049
       3,500   United Rentals, Inc.(b,c)                                                                           69,440
       3,700   Werner Enterprises, Inc.                                                                            73,741
       2,020   York International Corporation                                                                      71,872
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                5,676,303
=========================================================================================================================

Information Technology (12.3%)
-------------------------------------------------------------------------------------------------------------------------
      17,800   3Com Corporation(b)                                                                                 87,754
       6,300   Activision, Inc.                                                                                    92,295
       3,930   Acxiom Corporation                                                                                  86,460
       3,560   ADTRAN, Inc.                                                                                        95,088
       4,000   Advanced Fibre Communications, Inc.(b)                                                              67,040
       1,700   Advent Software, Inc.(b)                                                                            26,962
       3,600   Alliance Data Systems Corporation(b)                                                               142,956
       5,220   Arrow Electronics, Inc.(b)                                                                         123,505
       2,695   Ascential Software Corporation(b)                                                                   33,095
      21,660   Atmel Corporation(b)                                                                                92,705
       5,440   Avnet, Inc.(b)                                                                                     105,645
       2,160   Avocent Corporation(b)                                                                              64,670
       5,500   BISYS Group, Inc.(b,c)                                                                              75,075
       1,315   Cabot Microelectronics Corporation(b,c)                                                             46,669
      12,480   Cadence Design Systems, Inc.(b)                                                                    168,106
       3,740   CDW Corporation                                                                                    240,482
       6,700   Ceridian Corporation(b)                                                                            120,600
       2,900   Certegy, Inc.                                                                                      109,939
       3,790   CheckFree Corporation(b)                                                                           113,852
       5,900   Cognizant Technology Solutions Corporation                                                         162,545
       2,730   CommScope, Inc.(b,c)                                                                                56,238
       4,400   Credence Systems Corporation(b,c)                                                                   39,424
       3,300   Cree, Inc.(b,c)                                                                                     73,854
       2,340   CSG Systems International, Inc.(b)                                                                  38,376
       5,610   Cypress Semiconductor Corporation(b,c)                                                              63,617
       3,300   Diebold, Inc.                                                                                      152,130
       3,860   DST Systems, Inc.(b)                                                                               175,862
       3,150   Fair Isaac Corporation(c)                                                                           90,027
       5,400   Fairchild Semiconductor International, Inc.(b)                                                      79,326
       6,000   Gartner Group, Inc.(b,c)                                                                            75,300
       2,990   Harris Corporation                                                                                 141,965
       1,800   Imation Corporation(c)                                                                              59,670
       3,300   Integrated Circuit Systems, Inc.(b)                                                                 78,936
       4,790   Integrated Device Technology, Inc.(b)                                                               54,750
       3,000   International Rectifier Corporation(b)                                                             117,600
       6,600   Intersil Corporation                                                                               121,242
       4,100   Jack Henry & Associates, Inc.                                                                       78,925
       3,000   Keane, Inc.(b)                                                                                      44,310
       4,000   KEMET Corporation(b)                                                                                40,360
       6,100   Lam Research Corporation(b)                                                                        145,485
       5,200   Lattice Semiconductor Corporation(b)                                                                25,480
       2,900   LTX Corporation(b,c)                                                                                23,577
       3,120   Macromedia, Inc.(b)                                                                                 63,024
       2,200   Macrovision Corporation(b)                                                                          47,608
       7,480   McAfee, Inc.(b)                                                                                    134,490
       5,300   McDATA Corporation(b,c)                                                                             27,295
       3,240   Mentor Graphics Corporation(b)                                                                      38,232
       4,210   Micrel, Inc.(b,c)                                                                                   43,237
       9,435   Microchip Technology, Inc.                                                                         273,332
       4,820   MPS Group, Inc.(b)                                                                                  43,284
       3,550   National Instruments Corporation(c)                                                                103,128
       2,000   Newport Corporation(b)                                                                              28,680
       2,100   Plantronics, Inc.(b)                                                                                81,228
       2,100   Plexus Corporation(b,c)                                                                             23,541
       4,500   Polycom, Inc.(b)                                                                                    86,760
       4,720   Powerwave Technologies, Inc.(b,c)                                                                   26,149
       8,260   Quantum Corporation(b)                                                                              20,154
       2,600   Retek, Inc.(b)                                                                                      10,556
       2,950   Reynolds and Reynolds Company                                                                       65,195
       8,500   RF Micro Devices, Inc.(b,c)                                                                         50,320
       2,800   RSA Security, Inc.(b,c)                                                                             52,136
       7,300   SanDisk Corporation(c)                                                                             177,536
       3,360   Semtech Corporation(b)                                                                              66,696
       2,300   Silicon Laboratories, Inc.(b,c)                                                                     81,167
       5,050   Storage Technology Corporation(b)                                                                  125,998
       4,360   Sybase, Inc.(b)                                                                                     63,525
       7,080   Synopsys, Inc.                                                                                     179,053
       2,640   Tech Data Corporation(b)                                                                            98,894
       3,830   Titan Corporation(b,c)                                                                              45,845
       1,680   Transaction Systems Architects, Inc.(b)                                                             28,728
       6,279   TriQuint Semiconductor, Inc.(b)                                                                     25,430
       5,200   UTStarcom, Inc.(b,c)                                                                                94,952
       1,600   Varian, Inc.(b)                                                                                     60,640
       7,270   Vishay Intertechnology, Inc.(b)                                                                    112,685
       3,700   Wind River Systems, Inc.(b)                                                                         36,260
       2,100   Zebra Technologies Corporation                                                                     173,523
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     6,421,178
=========================================================================================================================

Materials (3.9%)
-------------------------------------------------------------------------------------------------------------------------
       3,490   Airgas, Inc.                                                                                        75,908
       1,990   Albemarle Corporation                                                                               61,292
       2,400   Arch Coal, Inc.                                                                                     81,048
       2,640   Bowater, Inc.                                                                                       98,472
       2,770   Cabot Corporation                                                                                  105,482
       5,270   Crompton Corporation                                                                                31,462
       1,950   Cytec Industries, Inc.                                                                              90,870
       1,990   Ferro Corporation                                                                                   39,621
       1,700   FMC Corporation(b)                                                                                  74,715
       2,160   Glatfelter Company(c)                                                                               28,793
       5,270   IMC Global, Inc.                                                                                    71,936
       2,440   Longview Fibre Company                                                                              31,500
       2,460   Lubrizol Corporation                                                                                85,190
       8,100   Lyondell Chemical Company(c)                                                                       147,258
       2,300   Martin Marietta Materials, Inc.                                                                    100,625
         970   Minerals Technologies, Inc.                                                                         54,194
       3,280   Olin Corporation(c)                                                                                 56,678
       4,900   Packaging Corporation of America                                                                   114,464
       2,900   Peabody Energy Corporation                                                                         162,922
       1,500   Potlatch Corporation(c)                                                                             60,135
       5,390   RPM International, Inc.                                                                             81,120
       1,500   Scotts Company(b)                                                                                   91,500
       2,220   Sensient Technologies Corporation(c)                                                                45,821
       4,540   Sonoco Products Company                                                                            117,631
       2,460   Valspar Corporation                                                                                120,540
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,029,177
=========================================================================================================================

Utilities (5.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,060   AGL Resources, Inc.(d)                                                                              90,423
       5,170   Alliant Energy Corporation                                                                         133,955
       4,275   Aqua America, Inc.(c)                                                                               83,149
       8,890   Aquila, Inc.(b)                                                                                     29,159
       1,680   Black Hills Corporation(c)                                                                          46,402
       5,720   Dayton Power and Light, Inc.                                                                       114,114
       3,570   Duquesne Light Holdings, Inc.(c)                                                                    67,723
       6,750   Energy East Corporation                                                                            164,430
       2,900   Equitable Resources, Inc.                                                                          148,712
       3,430   Great Plains Energy, Inc.                                                                           98,407
       3,740   Hawaiian Electric Industries, Inc.(c)                                                               95,482
       1,920   IDACORP, Inc.(c)                                                                                    52,800
       5,350   MDU Resources Group, Inc.                                                                          130,808
       3,760   National Fuel Gas Company                                                                           96,030
       5,860   Northeast Utilities Service Company                                                                109,582
       2,470   NSTAR                                                                                              115,596
       4,060   OGE Energy Corporation                                                                             101,053
       4,700   ONEOK, Inc.                                                                                         98,700
       7,855   Pepco Holdings, Inc.                                                                               141,390
       2,960   PNM Resources, Inc.(c)                                                                              61,686
       4,620   Puget Energy, Inc.                                                                                  99,792
       3,880   Questar Corporation                                                                                159,002
       5,090   SCANA Corporation(d)                                                                               186,396
       5,270   Sierra Pacific Resources(b,c)                                                                       43,319
       3,520   Vectren Corporation                                                                                 87,120
       3,900   Westar Energy, Inc.                                                                                 78,663
       2,390   WGL Holdings, Inc.                                                                                  65,582
       5,320   Wisconsin Energy Corporation                                                                       171,038
       1,800   WPS Resources Corporation                                                                           82,602
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,953,115
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $38,267,580)                                                           43,667,784
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (13.5%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   7,031,629   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A        $7,031,629
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $7,031,629)                                    7,031,629
=========================================================================================================================
      Shares   Short-Term Investments (2.8%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,452,442   Thrivent Money Market Fund(e)                                    0.956%              N/A        $1,452,442
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,452,442
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $46,751,651)                                                           $52,151,855
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At July 31, 2004, $70,000 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition,
    3,060 shares of AGL Resources, Inc. common stock valued at $90,423,
    5,090 shares of SCANA Corporation common stock valued at $186,396 and
    $1,452,442 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 400 Mini Futures            29           September 2004        Long      $1,679,390          $1,689,553     $10,163

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Mid Cap Index Fund-I

Schedule of Investments

As of July 31, 2004
 (unaudited)

Mid Cap Index Fund-I
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (90.1%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
       4,060   Cincinnati Bell, Inc.(b)                                                                           $16,402
         935   Telephone and Data Systems, Inc.                                                                    70,966
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                       87,368
=========================================================================================================================

Consumer Discretionary (17.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,166   99 Cents Only Stores(b)                                                                             16,709
       1,575   Abercrombie & Fitch Company                                                                         58,086
         900   Aeropostale, Inc.                                                                                   27,432
       1,157   American Eagle Outfitters, Inc.(b)                                                                  37,915
       1,200   American Greetings Corporation(b)                                                                   27,984
       1,200   AnnTaylor Stores Corporation                                                                        32,208
       1,300   Applebee's International, Inc.                                                                      34,632
       1,086   ArvinMeritor, Inc.                                                                                  21,579
         380   Bandag, Inc.                                                                                        16,967
       1,095   Barnes & Noble, Inc.(b)                                                                             37,646
       2,015   Belo Corporation                                                                                    47,111
         715   Blyth, Inc.                                                                                         24,896
         620   Bob Evans Farms, Inc.                                                                               16,504
       1,365   Borders Group, Inc.                                                                                 31,218
         940   BorgWarner, Inc.                                                                                    44,359
       1,500   Boyd Gaming Corporation                                                                             39,435
       1,690   Brinker International, Inc.(b)                                                                      60,519
       5,120   Caesars Entertainment, Inc.(b)                                                                      75,418
       1,350   Callaway Golf Company                                                                               14,850
       1,700   CarMax, Inc.(b,c)                                                                                   35,360
         800   Catalina Marketing Corporation(b,c)                                                                 15,976
         880   CBRL Group, Inc.                                                                                    29,234
         900   Cheesecake Factory, Inc.(b)                                                                         37,593
       1,500   Chico's FAS, Inc.(b)                                                                                62,805
       1,580   Claire's Stores, Inc.                                                                               36,419
       3,100   Coach, Inc.                                                                                        132,649
       3,850   D.R. Horton, Inc.                                                                                  106,376
       1,902   Dollar Tree Stores, Inc.(b)                                                                         51,183
       1,000   Emmis Communications Corporation(b)                                                                 19,720
         800   Entercom Communications Corporation(b)                                                              30,760
       2,300   Foot Locker, Inc.                                                                                   51,750
       1,000   Furniture Brands International, Inc.                                                                22,980
       1,300   Gentex Corporation                                                                                  46,540
         960   GTECH Holdings Corporation                                                                          40,675
       1,100   Harman International Industries, Inc.                                                               94,303
       1,535   Harte-Hanks, Inc.                                                                                   37,086
       1,000   Hovnanian Enterprises, Inc.(c)                                                                      31,030
         855   International Speedway Corporation                                                                  44,494
       1,000   Krispy Kreme Doughnuts, Inc.(b,c)                                                                   15,740
       1,075   Lear Corporation                                                                                    59,265
         760   Lee Enterprises, Inc.                                                                               35,378
       2,600   Lennar Corporation                                                                                 110,968
       1,075   Mandalay Resort Group                                                                               72,562
         435   Media General, Inc.                                                                                 25,996
       1,100   Michaels Stores, Inc.                                                                               59,433
         640   Modine Manufacturing Company                                                                        18,982
       1,120   Mohawk Industries, Inc.(b)                                                                          82,365
         825   Neiman Marcus Group, Inc.                                                                           45,004
         900   O'Reilly Automotive, Inc.(b)                                                                        36,441
       1,345   Outback Steakhouse, Inc.                                                                            54,620
       1,200   Pacific Sunwear of California, Inc.                                                                 24,480
       1,225   Payless ShoeSource, Inc.(b)                                                                         15,852
       2,400   PETsMART, Inc.                                                                                      74,424
       1,500   Pier 1 Imports, Inc.                                                                                26,895
       1,715   Reader's Digest Association, Inc.                                                                   24,490
         800   Regis Corporation                                                                                   32,928
       1,300   Rent-A-Center, Inc.                                                                                 38,142
       2,520   Ross Stores, Inc.                                                                                   58,338
       1,200   Ruby Tuesday, Inc.                                                                                  34,668
         500   Ryland Group, Inc.                                                                                  38,710
       2,335   Saks, Inc.                                                                                          30,472
         710   Scholastic Corporation(b)                                                                           19,532
       1,670   Six Flags, Inc.(b)                                                                                   7,882
         520   Superior Industries International, Inc.(c)                                                          16,999
       1,000   Thor Industries, Inc.                                                                               31,310
         500   Timberland Company(b)                                                                               29,020
       1,200   Toll Brothers, Inc.(b,c)                                                                            47,688
       1,000   Tupperware Corporation                                                                              17,170
         975   Valassis Communications, Inc.(b)                                                                    28,509
         160   Washington Post Company                                                                            138,853
       1,660   Westwood One, Inc.(b)                                                                               39,508
       1,970   Williams-Sonoma, Inc.(b)                                                                            64,005
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     3,049,030
=========================================================================================================================

Consumer Staples (4.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,130   BJ's Wholesale Club, Inc.(b)                                                                        26,340
         710   Church & Dwight Company, Inc.                                                                       31,368
       1,800   Constellation Brands, Inc.(b)                                                                       68,184
       2,557   Dean Foods Company(b)                                                                               94,558
       1,300   Energizer Holdings, Inc.(b)                                                                         49,530
       2,325   Hormel Foods Corporation                                                                            69,006
         770   Interstate Bakeries Corporation(c)                                                                   7,569
         895   J.M. Smucker Company                                                                                37,420
         645   Lancaster Colony Corporation                                                                        25,981
       2,310   PepsiAmericas, Inc.                                                                                 43,359
         980   Ruddick Corporation                                                                                 19,169
       1,800   Smithfield Foods, Inc.(b)                                                                           51,012
         954   Toostie Roll Industries, Inc.                                                                       27,952
       5,892   Tyson Foods, Inc.                                                                                  112,302
         450   Universal Corporation                                                                               21,704
       1,000   Whole Foods Market, Inc.                                                                            82,320
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             767,774
=========================================================================================================================

Energy (7.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Cooper Cameron Corporation(b)                                                                       51,090
       2,580   ENSCO International, Inc.                                                                           77,684
       1,200   FMC Technologies, Inc.(b)                                                                           36,000
       1,000   Forest Oil Corporation(b)                                                                           28,290
       2,130   Grant Prideco, Inc.(b)                                                                              40,236
       1,310   Hanover Compressor Company(b,c)                                                                     15,379
         925   Helmerich & Payne, Inc.                                                                             23,421
       1,470   Murphy Oil Corporation                                                                             113,690
       1,500   National-Oilwell, Inc.(b)                                                                           50,175
         900   Newfield Exploration Company(b)                                                                     53,163
         990   Noble Energy, Inc.                                                                                  54,757
         670   Overseas Shipholding Group, Inc.                                                                    30,090
       2,800   Patterson-UTI Energy, Inc.                                                                          51,044
       1,960   Pioneer Natural Resources Company                                                                   70,658
       1,300   Plains Exploration & Production Company(b)                                                          27,105
       1,000   Pogo Producing Company                                                                              44,380
       2,300   Pride International, Inc.(b)                                                                        41,400
       1,750   Smith International, Inc.(b)                                                                       101,990
       1,080   Tidewater, Inc.                                                                                     32,778
       1,555   Varco International, Inc.(b)                                                                        37,584
       2,230   Weatherford International, Ltd.(b)                                                                 104,319
       1,400   Western Gas Resources, Inc.                                                                         47,166
       4,300   XTO Energy, Inc.                                                                                   128,570
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,260,969
=========================================================================================================================

Financials (17.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,375   A.G. Edwards, Inc.                                                                                  44,688
         865   Allmerica Financial Corporation(b)                                                                  25,786
       1,400   AMB Property Corporation                                                                            49,196
       1,300   American Financial Group, Inc.(c)                                                                   38,597
       2,600   AmeriCredit Corporation(b)                                                                          49,660
         700   AmerUs Group Company(c)                                                                             26,950
       1,500   Arthur J. Gallagher & Company                                                                       46,455
       1,944   Associated Banc-Corp                                                                                58,534
       1,230   Astoria Financial Corporation                                                                       42,017
         985   Bank of Hawaii Corporation                                                                          44,256
       2,900   Banknorth Group, Inc.                                                                               92,539
       1,100   Brown & Brown, Inc.                                                                                 46,772
         910   City National Corporation                                                                           58,695
       2,200   Colonial BancGroup, Inc.                                                                            42,438
       1,300   Commerce Bancorp, Inc.(c)                                                                           65,442
       2,075   Compass Bancshares, Inc.                                                                            91,487
         900   Cullen/Frost Bankers, Inc.                                                                          38,718
       1,200   Eaton Vance Corporation                                                                             45,528
         905   Everest Re Group, Ltd.                                                                              66,499
       2,918   Fidelity National Financial, Inc.                                                                  105,778
       1,500   First American Corporation                                                                          40,290
       1,470   FirstMerit Corporation(c)                                                                           38,132
         925   GATX Corporation                                                                                    23,569
         900   Greater Bay Bancorp(c)                                                                              23,715
       2,187   GreenPoint Financial Corporation                                                                    88,858
       1,100   HCC Insurance Holdings, Inc.                                                                        33,330
       2,675   Hibernia Corporation                                                                                67,678
       1,000   Highwoods Properties, Inc.                                                                          23,200
         730   Horace Mann Educators Corporation                                                                   12,235
       1,200   Hospitality Properties Trust                                                                        47,856
       1,400   Independence Community Bank Corporation                                                             52,276
       1,000   IndyMac Bancorp, Inc.                                                                               33,220
       1,100   Investors Financial Services Corporation(c)                                                         50,248
       1,000   Jefferies Group, Inc.                                                                               31,340
       1,100   LaBranche & Company, Inc.(c)                                                                         9,009
       1,095   Legg Mason, Inc.                                                                                    86,001
       1,100   Leucadia National Corporation(c)                                                                    56,639
       1,500   Liberty Property Trust                                                                              57,600
       1,100   Mack-Cali Realty Corporation                                                                        44,990
       1,390   Mercantile Bankshares Corporation                                                                   63,120
       1,600   MoneyGram International, Inc.(b)                                                                    29,920
       3,444   National Commerce Financial Corporation                                                            111,930
       1,700   New Plan Excel Realty Trust, Inc.                                                                   40,375
       4,500   New York Community Bancorp, Inc.(c)                                                                 86,580
       1,115   Ohio Casualty Corporation(b,c)                                                                      20,850
       2,977   Old Republic International Corporation                                                              69,334
       1,570   PMI Group, Inc.                                                                                     64,731
       1,255   Protective Life Corporation                                                                         45,494
       1,500   Radian Group, Inc.                                                                                  69,030
       1,300   Raymond James Financial, Inc.                                                                       30,381
         922   Rayonier, Inc. REIT                                                                                 40,550
       1,700   SEI Investments Company                                                                             52,139
         600   Silicon Valley Bancshares(b)                                                                        21,966
         600   StanCorp Financial Group, Inc.                                                                      42,180
       1,210   TCF Financial Corporation                                                                           73,084
       2,200   United Dominion Realty Trust, Inc.                                                                  42,658
       1,215   Unitrin, Inc.                                                                                       50,605
       1,400   W.R. Berkley Corporation                                                                            57,316
       1,400   Waddell & Reed Financial, Inc.                                                                      27,188
       1,230   Washington Federal, Inc.                                                                            30,812
         970   Webster Financial Corporation                                                                       45,512
         625   Westamerica Bancorporation                                                                          31,706
       1,170   Wilmington Trust Corporation                                                                        40,833
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 3,088,515
=========================================================================================================================

Health Care (8.6%)
-------------------------------------------------------------------------------------------------------------------------
       1,495   Apogent Technologies, Inc.(b)                                                                       48,588
         745   Apria Healthcare Group, Inc.(b)                                                                     21,866
       1,675   Barr Pharmaceuticals, Inc.                                                                          57,536
       1,010   Beckman Coulter, Inc.                                                                               55,722
         900   Cephalon, Inc.(b)                                                                                   45,468
         800   Charles River Laboratories International, Inc.(b)                                                   36,056
       1,600   Community Health Systems, Inc.(b)                                                                   39,376
         970   Covance, Inc.(b)                                                                                    35,589
       1,500   Coventry Health Care, Inc.                                                                          76,665
       1,800   Cytyc Corporation(b)                                                                                43,506
       1,332   Dentsply International, Inc.                                                                        64,775
       1,000   Edwards Lifesciences Corporation(b,c)                                                               35,170
       1,550   First Health Group Corporation(b)                                                                   21,731
       1,850   Health Net, Inc.(b)                                                                                 44,640
         700   Henry Schein, Inc.(b)                                                                               46,970
       1,030   Hillenbrand Industries, Inc.                                                                        58,494
         600   Inamed Corporation                                                                                  32,508
       3,300   IVAX Corporation(b)                                                                                 78,705
         700   LifePoint Hospitals, Inc.(b)                                                                        23,387
       1,630   Lincare Holdings, Inc.(b)                                                                           52,062
       5,122   Millennium Pharmaceuticals, Inc.(b)                                                                 56,957
       1,685   Omnicare, Inc.                                                                                      47,635
       1,450   PacifiCare Health Systems, Inc.(c)                                                                  44,326
         500   Par Pharmaceutical Companies, Inc.(b)                                                               18,820
       1,100   Patterson Companies, Inc.(b)                                                                        80,762
       1,130   Perrigo Company                                                                                     18,826
       1,500   Protein Design Labs, Inc.(b)                                                                        24,300
       1,100   Renal Care Group, Inc.                                                                              35,046
       1,370   Sepracor, Inc.(b,c)                                                                                 62,979
       1,180   STERIS Corporation(b)                                                                               24,261
       1,200   Triad Hospitals, Inc.(b)                                                                            40,872
         900   Universal Health Services, Inc.                                                                     40,959
       1,370   Valeant Pharmaceuticals International(c)                                                            23,989
       1,100   Varian Medical Systems, Inc.(b)                                                                     75,911
       1,400   Vertex Pharmaceuticals, Inc.(b,c)                                                                   12,922
         750   VISX, Inc.(b)                                                                                       16,058
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                1,543,437
=========================================================================================================================

Industrials (11.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,510   AGCO Corporation(b)                                                                                 31,589
       1,500   AirTran Holdings, Inc.(b)                                                                           16,725
         535   Alaska Air Group, Inc.(b,c)                                                                         11,144
         750   Alexander & Baldwin, Inc.                                                                           24,660
       1,530   ALLETE, Inc.                                                                                        42,412
         600   Alliant Techsystems, Inc.(b)                                                                        37,776
       1,220   AMETEK, Inc.                                                                                        37,625
         610   Banta Corporation                                                                                   24,223
         905   Brink's Company                                                                                     29,277
       1,510   C.H. Robinson Worldwide, Inc.                                                                       66,032
       1,700   Career Education Corporation                                                                        57,477
         565   Carlisle Companies, Inc.                                                                            35,872
       1,400   ChoicePoint, Inc.(b)                                                                                58,800
         915   CNF, Inc.                                                                                           37,753
       1,500   Copart, Inc.(b)                                                                                     33,375
       1,500   Corinthian Colleges, Inc.                                                                           28,080
       1,095   DeVry, Inc.(b)                                                                                      25,459
       1,490   Donaldson Company, Inc.                                                                             39,679
       1,200   Dun & Bradstreet Corporation(b)                                                                     67,368
         900   Dycom Industries, Inc.(b)                                                                           24,246
       1,200   Education Management Corporation                                                                    33,312
       1,700   Expeditors International of Washington, Inc.(c)                                                     78,897
       1,270   Fastenal Company                                                                                    79,223
         895   Federal Signal Corporation(c)                                                                       15,224
       1,000   Flowserve Corporation(b)                                                                            23,950
       1,200   Graco, Inc.                                                                                         37,776
         730   Granite Construction, Inc.(c)                                                                       12,987
         730   Harsco Corporation                                                                                  32,762
       1,180   Herman Miller, Inc.                                                                                 31,624
       1,015   HNI Corporation                                                                                     41,057
       1,055   Hubbell, Inc.                                                                                       47,686
         700   ITT Educational Services, Inc.(b)                                                                   22,295
       1,280   J.B. Hunt Transport Services, Inc.                                                                  49,165
       1,020   Jacobs Engineering Group, Inc.(b)                                                                   40,780
       1,700   JetBlue Airways Corporation(c)                                                                      40,477
         690   Kelly Services, Inc.                                                                                18,720
         665   Kennametal, Inc.                                                                                    29,260
         700   Korn/Ferry International(b)                                                                         12,481
       1,750   L-3 Communications Holdings, Inc.(c)                                                               107,012
         700   Laureate Education, Inc.(b)                                                                         24,710
       1,450   Manpower, Inc.                                                                                      63,148
         660   Nordson Corporation                                                                                 27,634
       1,630   Pentair, Inc.                                                                                       51,052
       1,000   Precision Castparts Corporation                                                                     56,330
       2,000   Quanta Services, Inc.(b)                                                                            12,560
       2,600   Republic Services, Inc.                                                                             74,360
         860   Rollins, Inc.                                                                                       19,909
         175   Sequa Corporation(b)                                                                                 9,135
       1,105   Sotheby's Holdings, Inc.(b)                                                                         17,658
       1,240   SPX Corporation                                                                                     50,778
         800   Stericycle, Inc.(b)                                                                                 39,200
       1,350   Swift Transportation Company, Inc.(b)                                                               26,966
         385   Tecumseh Products Company                                                                           15,720
         735   Teleflex, Inc.                                                                                      32,671
         820   Trinity Industries, Inc.(c)                                                                         24,657
       1,300   United Rentals, Inc.(b)                                                                             25,792
       1,375   Werner Enterprises, Inc.                                                                            27,404
         720   York International Corporation                                                                      25,618
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                2,109,562
=========================================================================================================================

Information Technology (13.2%)
-------------------------------------------------------------------------------------------------------------------------
       6,500   3Com Corporation(b)                                                                                 32,045
       2,250   Activision, Inc.                                                                                    32,962
       1,445   Acxiom Corporation                                                                                  31,790
       1,290   ADTRAN, Inc.                                                                                        34,456
       1,400   Advanced Fibre Communications, Inc.(b)                                                              23,464
         700   Advent Software, Inc.(b)                                                                            11,102
       1,400   Alliance Data Systems Corporation(b)                                                                55,594
       1,925   Arrow Electronics, Inc.(b)                                                                          45,546
       1,078   Ascential Software Corporation(b)                                                                   13,238
       7,990   Atmel Corporation(b)                                                                                34,197
       1,960   Avnet, Inc.(b)                                                                                      38,063
         900   Avocent Corporation(b)                                                                              26,946
       2,000   BISYS Group, Inc.(b,c)                                                                              27,300
         517   Cabot Microelectronics Corporation(b,c)                                                             18,348
       4,580   Cadence Design Systems, Inc.(b)                                                                     61,693
       1,350   CDW Corporation                                                                                     86,805
       2,500   Ceridian Corporation(b)                                                                             45,000
       1,000   Certegy, Inc.                                                                                       37,910
       1,370   CheckFree Corporation(b)                                                                            41,155
       2,000   Cognizant Technology Solutions Corporation                                                          55,100
       1,100   CommScope, Inc.(b)                                                                                  22,660
       1,600   Credence Systems Corporation(b,c)                                                                   14,336
       1,200   Cree, Inc.(b,c)                                                                                     26,856
         945   CSG Systems International, Inc.(b)                                                                  15,498
       2,040   Cypress Semiconductor Corporation(b,c)                                                              23,134
       1,190   Diebold, Inc.                                                                                       54,859
       1,390   DST Systems, Inc.(b)                                                                                63,328
       1,100   Fair Isaac Corporation                                                                              31,438
       2,000   Fairchild Semiconductor International, Inc.(b)                                                      29,380
       2,200   Gartner Group, Inc.(b,c)                                                                            27,610
       1,095   Harris Corporation                                                                                  51,991
         600   Imation Corporation                                                                                 19,890
       1,300   Integrated Circuit Systems, Inc.(b)                                                                 31,096
       1,805   Integrated Device Technology, Inc.(b)                                                               20,631
       1,100   International Rectifier Corporation(b)                                                              43,120
       2,400   Intersil Corporation                                                                                44,088
       1,600   Jack Henry & Associates, Inc.                                                                       30,800
       1,115   Keane, Inc.(b)                                                                                      16,469
       1,500   KEMET Corporation(b)                                                                                15,135
       2,200   Lam Research Corporation(b)                                                                         52,470
       2,100   Lattice Semiconductor Corporation(b)                                                                10,290
       1,100   LTX Corporation(b)                                                                                   8,943
       1,100   Macromedia, Inc.(b)                                                                                 22,220
         800   Macrovision Corporation(b)                                                                          17,312
       2,695   McAfee, Inc.(b)                                                                                     48,456
       1,900   McDATA Corporation(b,c)                                                                              9,785
       1,250   Mentor Graphics Corporation(b)                                                                      14,750
       1,600   Micrel, Inc.(b)                                                                                     16,432
       3,460   Microchip Technology, Inc.                                                                         100,236
       1,825   MPS Group, Inc.(b)                                                                                  16,388
       1,350   National Instruments Corporation(c)                                                                 39,218
         700   Newport Corporation(b)                                                                              10,038
         800   Plantronics, Inc.(b)                                                                                30,944
         800   Plexus Corporation(b)                                                                                8,968
       1,590   Polycom, Inc.(b)                                                                                    30,655
       1,800   Powerwave Technologies, Inc.(b,c)                                                                    9,972
       3,080   Quantum Corporation(b)                                                                               7,515
       1,100   Retek, Inc.(b)                                                                                       4,466
       1,155   Reynolds and Reynolds Company                                                                       25,526
       3,100   RF Micro Devices, Inc.(b,c)                                                                         18,352
       1,100   RSA Security, Inc.(b)                                                                               20,482
       2,700   SanDisk Corporation(c)                                                                              65,664
       1,300   Semtech Corporation(b)                                                                              25,805
         800   Silicon Laboratories, Inc.(b)                                                                       28,232
       1,860   Storage Technology Corporation(b)                                                                   46,407
       1,700   Sybase, Inc.(b)                                                                                     24,769
       2,600   Synopsys, Inc.                                                                                      65,754
         945   Tech Data Corporation(b)                                                                            35,400
       1,400   Titan Corporation(b)                                                                                16,758
         685   Transaction Systems Architects, Inc.(b)                                                             11,714
       2,315   TriQuint Semiconductor, Inc.(b)                                                                      9,376
       1,900   UTStarcom, Inc.(b,c)                                                                                34,694
         600   Varian, Inc.(b)                                                                                     22,740
       2,695   Vishay Intertechnology, Inc.(b)                                                                     41,772
       1,400   Wind River Systems, Inc.(b)                                                                         13,720
         800   Zebra Technologies Corporation                                                                      66,104
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     2,367,360
=========================================================================================================================

Materials (4.2%)
-------------------------------------------------------------------------------------------------------------------------
       1,295   Airgas, Inc.                                                                                        28,166
         780   Albemarle Corporation                                                                               24,024
         900   Arch Coal, Inc.                                                                                     30,393
         945   Bowater, Inc.                                                                                       35,248
       1,075   Cabot Corporation                                                                                   40,936
       1,920   Crompton Corporation                                                                                11,462
         665   Cytec Industries, Inc.                                                                              30,989
         790   Ferro Corporation                                                                                   15,729
         600   FMC Corporation(b)                                                                                  26,370
         940   Glatfelter Company                                                                                  12,530
       1,880   IMC Global, Inc.                                                                                    25,662
       1,020   Longview Fibre Company                                                                              13,168
         970   Lubrizol Corporation                                                                                33,591
       2,910   Lyondell Chemical Company(c)                                                                        52,904
         905   Martin Marietta Materials, Inc.                                                                     39,594
         370   Minerals Technologies, Inc.                                                                         20,672
       1,185   Olin Corporation(c)                                                                                 20,477
       1,800   Packaging Corporation of America                                                                    42,048
       1,000   Peabody Energy Corporation                                                                          56,180
         500   Potlatch Corporation                                                                                20,045
       2,015   RPM International, Inc.                                                                             30,326
         600   Scotts Company(b)                                                                                   36,600
         810   Sensient Technologies Corporation                                                                   16,718
       1,675   Sonoco Products Company                                                                             43,399
         900   Valspar Corporation                                                                                 44,100
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    751,331
=========================================================================================================================

Utilities (6.2%)
-------------------------------------------------------------------------------------------------------------------------
       1,185   AGL Resources, Inc.(d)                                                                              35,017
       1,875   Alliant Energy Corporation                                                                          48,581
       1,625   Aqua America, Inc.                                                                                  31,606
       3,295   Aquila, Inc.(b)                                                                                     10,808
         570   Black Hills Corporation                                                                             15,743
       2,145   Dayton Power and Light, Inc.                                                                        42,793
       1,350   Duquesne Light Holdings, Inc.                                                                       25,610
       2,465   Energy East Corporation                                                                             60,047
       1,100   Equitable Resources, Inc.                                                                           56,408
       1,230   Great Plains Energy, Inc.                                                                           35,289
       1,370   Hawaiian Electric Industries, Inc.(c)                                                               34,976
         725   IDACORP, Inc.(c)                                                                                    19,938
       2,000   MDU Resources Group, Inc.                                                                           48,900
       1,470   National Fuel Gas Company                                                                           37,544
       2,225   Northeast Utilities Service Company                                                                 41,608
         915   NSTAR                                                                                               42,822
       1,565   OGE Energy Corporation                                                                              38,953
       1,800   ONEOK, Inc.                                                                                         37,800
       2,832   Pepco Holdings, Inc.                                                                                50,976
       1,095   PNM Resources, Inc.                                                                                 22,820
       1,725   Puget Energy, Inc.                                                                                  37,260
       1,505   Questar Corporation                                                                                 61,675
       1,890   SCANA Corporation                                                                                   69,212
       2,070   Sierra Pacific Resources(b,c)                                                                       17,015
       1,340   Vectren Corporation                                                                                 33,165
       1,500   Westar Energy, Inc.                                                                                 30,255
         880   WGL Holdings, Inc.                                                                                  24,147
       1,910   Wisconsin Energy Corporation                                                                        61,406
         700   WPS Resources Corporation                                                                           32,123
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,104,497
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $12,619,346)                                                           16,129,843
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (7.9%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $107,244   BNP Paribas Letter of Credit                                     0.150%       10/21/2004          $107,244
   1,305,939   State Street Navigator Securities Lending Prime Portfolio        1.280               N/A         1,305,939
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $1,413,183)                                    1,413,183
=========================================================================================================================
      Shares   Short-Term Investments (2.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     365,752   Thrivent Money Market Fund(e)                                    0.956%              N/A          $365,752
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   365,752
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $14,398,281)                                                           $17,908,778
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At July 31, 2004, $16,800 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition,
    1,185 shares of AGL Resources, Inc. common stock valued at $35,017 and
    $365,752 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
 S&P 400 Mini Futures            7           September 2004        Long       $405,370            $408,621       $3,251

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Partner International Stock Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Partner International Stock Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (90.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Australia (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     105,031   BHP Billiton, Ltd.(b)                                                                             $966,388
     334,500   Lend Lease Corporation, Ltd.(b)                                                                  2,432,714
      79,090   News Corporation, Ltd.(b)                                                                          629,729
-------------------------------------------------------------------------------------------------------------------------
               Total Australia                                                                                  4,028,831
=========================================================================================================================

Belgium (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       8,870   Fortis(b)                                                                                          190,778
      13,300   Fortis (Amsterdam Exchange)(b)                                                                     289,562
       5,200   UCB SA(b,c)                                                                                        238,806
-------------------------------------------------------------------------------------------------------------------------
               Total Belgium                                                                                      719,146
=========================================================================================================================

Brazil (1.4%)
-------------------------------------------------------------------------------------------------------------------------
      99,100   Petroleo Brasileiro ADR                                                                          2,802,548
      23,490   Petroleo Brasileiro SA(d)                                                                          602,518
      42,200   Tele Norte Leste Participacoes SA(c)                                                               551,132
-------------------------------------------------------------------------------------------------------------------------
               Total Brazil                                                                                     3,956,198
=========================================================================================================================

Canada (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     360,600   Abitibi Consolidated, Inc.                                                                       2,360,587
       8,900   Research in Motion, Ltd.                                                                           548,863
      34,700   Royal Bank of Canada                                                                             1,605,756
-------------------------------------------------------------------------------------------------------------------------
               Total Canada                                                                                     4,515,206
=========================================================================================================================

Denmark (0.2%)
-------------------------------------------------------------------------------------------------------------------------
       9,872   Novo Nordisk A/S(b)                                                                                503,269
-------------------------------------------------------------------------------------------------------------------------
               Total Denmark                                                                                      503,269
=========================================================================================================================

Finland (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     102,081   Nokia Oyj(b)                                                                                     1,181,330
     218,600   Stora Enso Oyj(b)                                                                                3,043,951
-------------------------------------------------------------------------------------------------------------------------
               Total Finland                                                                                    4,225,281
=========================================================================================================================

France (10.4%)
-------------------------------------------------------------------------------------------------------------------------
      67,400   Accor SA(b)                                                                                      2,864,338
      15,163   Aventis SA                                                                                       1,177,478
     172,256   Axa(b)                                                                                           3,540,601
      24,514   Banque Nationale de Paris(b,c)                                                                   1,428,680
      56,600   Carrefour SA(b)                                                                                  2,702,388
      17,344   Compagnie de Saint-Gobain(b,c)                                                                     848,966
      49,448   Credit Agricole SA(b,c)                                                                          1,167,928
      51,900   France Telecom SA(b)                                                                             1,284,434
       8,400   Groupe Danone(b,c)                                                                                 693,238
       5,230   Hermes International(b,c)                                                                        1,009,852
       6,427   L'Oreal SA(b)                                                                                      461,114
       2,018   Lafarge SA(b,c)                                                                                    173,043
      13,900   LVMH Moet Hennessy Louis Vuitton SA(b,c)                                                           949,593
      24,504   Sanofi-Synthelabo SA(b,c,d)                                                                      1,620,253
      15,299   Schneider Electric SA(b,c)                                                                         973,953
       8,169   Societe Generale(b,c)                                                                              671,229
      35,850   Societe Television Francaise 1(b,c)                                                              1,022,951
      22,978   Sodexho Alliance SA(b,c)                                                                           626,882
      19,300   Thomson Multimedia SA(b,c)                                                                         360,226
      15,518   Total SA(b,c)                                                                                    3,019,447
      46,100   Valeo SA(b)                                                                                      1,873,988
      10,106   Vivendi Universal SA(b,d)                                                                          252,668
-------------------------------------------------------------------------------------------------------------------------
               Total France                                                                                    28,723,250
=========================================================================================================================

Germany (3.9%)
-------------------------------------------------------------------------------------------------------------------------
      18,300   Adidas-Salomon AG(b)                                                                             2,180,179
       3,544   Allianz AG(b)                                                                                      343,115
       8,328   Bayer AG(b)                                                                                        223,874
       8,870   Bayerische Hypo-und Vereinsbank AG(b)                                                              143,776
       7,607   Deutsche Bank AG(b)                                                                                530,495
       5,657   E.ON AG(b)                                                                                         404,276
      22,989   Hypo Real Estate Holding AG(b,d)                                                                   715,748
      65,800   Metro AG(b)                                                                                      3,028,883
       4,561   Rhoen-Klinikum AG(b,c)                                                                             233,127
       4,060   SAP AG(b)                                                                                          651,979
      32,355   Siemens AG(b)                                                                                    2,281,982
-------------------------------------------------------------------------------------------------------------------------
               Total Germany                                                                                   10,737,434
=========================================================================================================================

Hong Kong (1.5%)
-------------------------------------------------------------------------------------------------------------------------
      70,000   Cheung Kong Holdings, Ltd.(b)                                                                      518,037
   1,066,000   China Telecom Corporation(b)                                                                       354,887
     172,000   Li & Fung, Ltd.(b)                                                                                 237,742
      74,000   Sun Hung Kai Properties, Ltd.(b)                                                                   625,588
     342,000   Swire Pacific, Ltd.(b)                                                                           2,278,227
-------------------------------------------------------------------------------------------------------------------------
               Total Hong Kong                                                                                  4,014,481
=========================================================================================================================

Israel (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      11,535   Check Point Software Technologies, Ltd.(b,d)                                                       229,431
-------------------------------------------------------------------------------------------------------------------------
               Total Israel                                                                                       229,431
=========================================================================================================================

Italy (4.3%)
-------------------------------------------------------------------------------------------------------------------------
      70,350   Alleanza Assicurazioni SPA(b,c)                                                                    753,302
      90,498   Banca Intesa SPA(b,c)                                                                              335,275
      20,000   Banco Popolare di Verona e Novara Scrl(b,c)                                                        333,588
      89,389   Eni SPA(b,c)                                                                                     1,836,812
      29,419   Mediaset SPA(b,c)                                                                                  313,578
      45,625   Mediolanum SPA(b,c)                                                                                279,243
     160,400   Riunione Adriatica di Sicurta SPA(b)                                                             2,891,352
     233,500   Saipem SPA(b)                                                                                    2,222,551
     154,266   Telecom Italia Mobile SPA(b,c)                                                                     820,511
      42,534   Telecom Italia SPA(b)                                                                              126,122
     240,005   Telecom Italia SPA(b)                                                                              515,262
     276,693   UniCredito Italiano SPA(b,c)                                                                     1,325,035
-------------------------------------------------------------------------------------------------------------------------
               Total Italy                                                                                     11,752,631
=========================================================================================================================

Japan (18.2%)
-------------------------------------------------------------------------------------------------------------------------
     145,000   Bridgestone Corporation(b,d)                                                                     2,607,800
      33,400   Canon, Inc.(b,d)                                                                                 1,627,875
       9,800   Credit Saison Company, Ltd.(b,d)                                                                   295,400
      60,000   Dai Nippon Printing Company, Ltd.(b,d)                                                             847,759
     151,500   Daiichi Pharmaceutical Company, Ltd.(b,d)                                                        2,775,907
      19,000   Daikin Industries, Ltd.(b,d)                                                                       467,539
      20,700   Daito Trust Construction Company, Ltd.(b,d)                                                        770,658
      98,000   Daiwa Securities Group, Inc.(b)                                                                    640,713
      20,800   Denso Corporation(b,d)                                                                             508,506
      14,500   Fanuc, Ltd.(b)                                                                                     831,934
      21,200   Fujisawa Pharmaceutical Company, Ltd.(b,d)                                                         513,065
       4,900   Funai Electric Company, Ltd.(b,d)                                                                  684,930
     490,000   Hitachi, Ltd.(b)                                                                                 2,992,071
       6,000   Hoya Corporation(b)                                                                                615,078
      29,700   JSR Corporation(b,d)                                                                               490,633
         230   KDDI Corporation(b,d)                                                                            1,171,055
       2,000   Keyence Corporation(b,d)                                                                           422,980
      40,000   Kirin Brewery Company, Ltd.(b,d)                                                                   390,640
      43,900   Kyocera Corporation(b)                                                                           3,382,825
      31,300   MARUI Company, Ltd.(b,d)                                                                           377,293
      10,500   Matsui Securities Company, Ltd.(b,c)                                                               287,250
     116,000   Mitsubishi Corporation(b,d)                                                                      1,114,124
      24,000   Mitsubishi Estate Company, Ltd.(b,d)                                                               271,992
     118,000   Mitsui Fudosan Company, Ltd.(b,d)                                                                1,308,071
      42,000   Mitsui Trust Holdings, Inc.(b,d)                                                                   293,460
     110,000   NEC Corporation(b,d)                                                                               686,668
       2,900   Nidec Corporation(b,d)                                                                             269,307
      80,900   Nissan Motor Company, Ltd.(b,d)                                                                    866,396
     107,000   Nomura Holdings, Inc.(b,d)                                                                       1,464,869
      56,000   OJI Paper Company, Ltd.(b,d)                                                                       358,527
       3,100   ORIX Corporation(b,d)                                                                              332,732
       5,900   Rohm Company, Ltd.(b,d)                                                                            630,402
      32,500   Secom Company, Ltd.(b,d)                                                                         1,309,818
      32,100   Seven-Eleven Japan Company, Ltd.(b,d)                                                              982,080
      23,050   Shin-Etsu Chemical Company, Ltd.(b,d)                                                              779,795
       3,200   SMC Corporation(b,d)                                                                               313,407
      13,500   Softbank Corporation(b,c)                                                                          474,148
     137,000   Sompo Japan Insurance, Inc.(b,d)                                                                 1,349,387
     400,000   Sumitomo Metal Industries, Ltd.(b,d)                                                               430,100
         211   Sumitomo Mitsui Financial Group, Inc.(b,c,d)                                                     1,269,310
     614,000   Sumitomo Trust and Banking Company, Ltd.(b,d)                                                    3,580,615
      31,000   Suzuki Motor Corporation(b,d)                                                                      550,325
      76,700   Takeda Pharmaceutical Company, Ltd.(b,d)                                                         3,584,077
       5,500   Takefuji Corporation(b)                                                                            393,548
      96,000   Teijin, Ltd.(b,d)                                                                                  333,185
      30,100   Toyota Motor Corporation(b)                                                                      1,200,263
       8,500   Trend Micro, Inc.(b)                                                                               347,234
         226   UFJ Holdings, Inc.(b,c,d)                                                                          905,538
      20,000   Uniden Corporation(b,d)                                                                            410,458
       3,110   USS Company, Ltd.(b,d)                                                                             251,051
      22,600   Yamanouchi Pharmaceutical Company, Ltd.(b,d)                                                       773,766
      27,000   Yamato Transport Company, Ltd.(b,d)                                                                429,482
-------------------------------------------------------------------------------------------------------------------------
               Total Japan                                                                                     49,966,046
=========================================================================================================================

Korea (1.2%)
-------------------------------------------------------------------------------------------------------------------------
      11,780   Kookmin Bank(b)                                                                                    323,872
     170,000   Korea Electric Power Corporation ADR                                                             1,575,900
       2,450   Samsung Electronics Company, Ltd.(b)                                                               873,905
       3,080   SK Telecom Company, Ltd.(b)                                                                        424,142
       4,900   SK Telecom Company, Ltd. ADR(c)                                                                     86,534
-------------------------------------------------------------------------------------------------------------------------
               Total Korea                                                                                      3,284,353
=========================================================================================================================

Malaysia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     200,800   Narra Industries Bhd(d)                                                                            242,017
-------------------------------------------------------------------------------------------------------------------------
               Total Malaysia                                                                                     242,017
=========================================================================================================================

Mexico (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      17,600   America Movil SA de CV ADR(d)                                                                      628,848
     184,000   Grupo Modelo SA                                                                                    455,406
      10,500   Grupo Televisia SA ADR                                                                             493,500
      85,100   Telefonos de Mexico SA de CV ADR                                                                 2,627,888
     295,611   Wal-Mart de Mexico SA de CV                                                                        900,249
-------------------------------------------------------------------------------------------------------------------------
               Total Mexico                                                                                     5,105,891
=========================================================================================================================

Netherlands (4.4%)
-------------------------------------------------------------------------------------------------------------------------
     149,400   ABN Amro Holding NV(b,d)                                                                         3,128,065
       1,328   Akzo Nobel NV(b)                                                                                    43,895
      40,270   ASML Holding NV(b,d)                                                                               572,895
     190,760   ING Groep NV(b)                                                                                  4,420,942
     106,500   Koninklijke (Royal) KPN NV(b,c)                                                                    788,864
      42,654   Koninklijke (Royal) Philips Electronics NV(b)                                                    1,035,019
      26,434   Koninklijke Numico NV(b)                                                                           823,171
      18,580   Reed Elsevier NV(b,c)                                                                              237,346
       7,950   Royal Dutch Petroleum Company(b,c)                                                                 399,661
      20,540   STMicroelectronics(b,c)                                                                            382,502
      23,664   Wolters Kluwer NV(b)                                                                               397,305
-------------------------------------------------------------------------------------------------------------------------
               Total Netherlands                                                                               12,229,665
=========================================================================================================================

Norway (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      15,000   Orkla ASA(b)                                                                                       360,852
-------------------------------------------------------------------------------------------------------------------------
               Total Norway                                                                                       360,852
=========================================================================================================================

Portugal (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     296,100   Portugal Telecom SGPS SA(b)                                                                      3,038,465
-------------------------------------------------------------------------------------------------------------------------
               Total Portugal                                                                                   3,038,465
=========================================================================================================================

Russia (0.5%)
-------------------------------------------------------------------------------------------------------------------------
       2,680   LUKOIL Holdings GDR(d)                                                                             292,120
       1,400   LUKOIL Holdings, Sponsored ADR                                                                     152,600
       9,200   Mining and Metallurgical Company Norilsk Nickel                                                    463,680
       4,600   VimpelCom(d)                                                                                       402,270
       6,828   YUKOS Oil Company ADR(c,d)                                                                          99,689
-------------------------------------------------------------------------------------------------------------------------
               Total Russia                                                                                     1,410,359
=========================================================================================================================

Singapore (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     363,000   Keppel Corporation(b,d)                                                                          1,539,944
     490,472   United Overseas Bank, Ltd.(b,d)                                                                  3,903,967
-------------------------------------------------------------------------------------------------------------------------
               Total Singapore                                                                                  5,443,911
=========================================================================================================================

Spain (5.6%)
-------------------------------------------------------------------------------------------------------------------------
     323,837   Banco Bilbao Vizcaya Argentaria SA(b,c)                                                          4,298,229
      87,892   Banco Santander Central Hispano SA(b,c,d)                                                          834,053
      32,472   Endesa SA(b,c)                                                                                     592,483
      23,950   Gas Natural SDG SA(b,c)                                                                            552,756
      17,800   Gestevision Telecinco SA(d)                                                                        281,380
     171,900   Iberdrola SA(b)                                                                                  3,514,720
      27,500   Industria de Diseno Textil SA(b)                                                                   630,126
     163,676   Repsol YPF SA(b,c)                                                                               3,483,209
      66,867   Telefonica SA(b,d)                                                                                 974,909
       7,850   Telefonica SA ADR(b,d)                                                                             342,810
-------------------------------------------------------------------------------------------------------------------------
               Total Spain                                                                                     15,504,675
=========================================================================================================================

Sweden (3.2%)
-------------------------------------------------------------------------------------------------------------------------
      74,500   Atlas Copco AB(b)                                                                                2,667,676
     159,618   Electrolux AB(b)                                                                                 2,788,784
      34,390   Hennes & Mauritz AB(b,c)                                                                           884,523
       2,440   Sandvik AB(b)                                                                                       83,763
     117,289   Securitas AB(b)                                                                                  1,321,331
      15,900   Tele2 AB(b,c)                                                                                      632,654
     157,521   Telefonaktiebolaget LM Ericsson(b)                                                                 420,700
-------------------------------------------------------------------------------------------------------------------------
               Total Sweden                                                                                     8,799,431
=========================================================================================================================

Switzerland (7.2%)
-------------------------------------------------------------------------------------------------------------------------
      34,370   Adecco SA(b)                                                                                     1,597,743
      40,820   Credit Suisse Group(b)                                                                           1,311,131
       5,300   Givaudan SA(b)                                                                                   3,026,360
      56,700   Holcim, Ltd.(b)                                                                                  2,963,685
      19,689   Nestle SA(b)                                                                                     5,013,194
       7,700   Roche Holding AG(b)                                                                                759,347
      24,000   Swatch Group AG(b)                                                                               3,045,477
      29,130   UBS AG(b)                                                                                        1,949,297
-------------------------------------------------------------------------------------------------------------------------
               Total Switzerland                                                                               19,666,234
=========================================================================================================================

Taiwan (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     153,890   Chinatrust Financial Holdings Company, Ltd.(b)                                                     157,115
     394,507   Taiwan Semiconductor Manufacturing Company, Ltd.(b)                                                500,388
      11,815   Taiwan Semiconductor Manufacturing Company, Ltd. ADR(b,d)                                           84,123
-------------------------------------------------------------------------------------------------------------------------
               Total Taiwan                                                                                       741,626
=========================================================================================================================

United Kingdom (18.1%)
-------------------------------------------------------------------------------------------------------------------------
      12,403   Abbey National plc(b,d)                                                                            127,754
      39,089   AstraZeneca plc(b,d)                                                                             1,743,487
       9,512   Autonomy Corporation plc(b,d)                                                                       28,854
      56,549   British Sky Broadcasting Group plc(b)                                                              622,039
      20,262   Cadbury Schweppes plc(b,d)                                                                         165,622
      37,800   Capita Group plc(b,d)                                                                              210,378
       7,228   Carnival plc(b,d)                                                                                  353,662
     151,200   Centricia plc(b)                                                                                   649,893
     304,550   Compass Group plc(b)                                                                             1,769,480
      67,782   Diageo plc(b)                                                                                      840,465
      58,310   DS Smith plc(d)                                                                                    168,600
      89,480   Electrocomponents plc(b)                                                                           533,365
     334,147   GlaxoSmithKline plc(b,d)                                                                         6,779,010
     337,200   Hanson plc(b,d)                                                                                  2,342,311
     307,699   Hays plc(b)                                                                                        682,097
      29,000   Hilton Group plc(b,d)                                                                              137,380
      55,658   Kesa Electricals plc(b)                                                                            284,606
     345,391   Kingfisher plc(b)                                                                                1,783,735
     352,700   Lloyds TSB Group plc(b,d)                                                                        2,638,932
     504,900   Marks and Spencer Group plc(b)                                                                   3,183,285
     163,500   MFI Furniture Group plc(b,d)                                                                       392,055
     270,000   Pearson plc(b,d)                                                                                 3,030,344
     154,024   Reed Elsevier plc(b)                                                                             1,363,948
      26,844   Rio Tinto plc(b,d)                                                                                 697,397
     206,087   Royal Bank of Scotland Group plc(b,d)                                                            5,788,950
     270,676   Shell Transport & Trading Company plc(b,d)                                                       1,953,012
      27,500   Standard Chartered plc(b)                                                                          454,703
     184,930   Tesco plc(b)                                                                                       855,406
     124,892   Tomkins plc(b)                                                                                     573,290
     102,187   Unilever plc(b)                                                                                    904,166
      55,288   United Busines Media plc(b,d)                                                                      496,788
   3,036,498   Vodafone Group plc(b)                                                                            6,569,968
     157,600   William Morrison Supermarkets plc(b)                                                               517,910
     132,480   WPP Group plc(b)                                                                                 1,229,132
-------------------------------------------------------------------------------------------------------------------------
               Total United Kingdom                                                                            49,872,024
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $250,611,769)                                                         249,070,707
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (6.7%)             Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  18,304,584   State Street Navigator Securities Lending Prime Portfolio        1.280%(e)           N/A       $18,304,584
      17,562   U.S. Treasury Bonds                                             12.000         8/15/2013            24,172
      54,689   U.S. Treasury Bonds                                              8.125         8/15/2019            74,503
      25,089   U.S. Treasury Bonds                                              8.500         2/15/2020            35,328
       9,303   U.S. Treasury Bonds                                              8.000        11/15/2021            12,494
         536   U.S. Treasury Bonds                                              6.250         8/15/2023               616
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $18,451,697)                                  18,451,697
=========================================================================================================================
   Principal
      Amount   Short-Term Investments (2.7%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $7,505,000   Windmill Funding Corporation                                     1.320%         8/2/2004        $7,504,450
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 7,504,450
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $276,567,916)                                                         $275,026,854
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Security is fair valued.

(c) All or a portion of the security is on loan.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

Glossary of Terms:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

GDR -- Global Depository Receipts, which are certificates for shares of an underlying foreigh security's shares held by an issuing depository bank from more than one country.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Growth Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Large Cap Growth Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (96.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (0.8%)
-------------------------------------------------------------------------------------------------------------------------
      20,250   Nextel Communications, Inc.(b)                                                                    $460,890
       8,150   Sprint Corporation (FON Group)                                                                     152,242
       3,850   Verizon Communications, Inc.                                                                       148,379
       4,450   Vodafone Group plc ADR                                                                              96,698
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      858,209
=========================================================================================================================

Consumer Discretionary (14.3%)
-------------------------------------------------------------------------------------------------------------------------
       3,550   Amazon.com, Inc.(b)                                                                                138,166
       3,125   AnnTaylor Stores Corporation                                                                        83,875
       2,050   Applebee's International, Inc.                                                                      54,612
      12,200   Bed Bath & Beyond, Inc.(b)                                                                         431,758
       8,525   Best Buy Company, Inc.                                                                             410,564
      11,900   Carnival Corporation                                                                               554,659
       8,200   Clear Channel Communications, Inc.                                                                 292,740
       6,200   Coach, Inc.                                                                                        265,298
      18,485   Comcast Corporation(b)                                                                             495,398
      17,550   eBay, Inc.                                                                                       1,374,692
       6,350   EchoStar Communications Corporation(b)                                                             176,022
       7,200   Fox Entertainment Group, Inc.(b)                                                                   194,616
       4,550   Fred's, Inc.                                                                                        82,128
       1,850   Gannett Company, Inc.                                                                              153,809
      11,850   Gap, Inc.                                                                                          268,995
       6,050   Harley-Davidson, Inc.                                                                              362,214
      15,520   Home Depot, Inc.                                                                                   523,334
      14,700   IAC/InterActiveCorp(b,c)                                                                           401,310
      13,750   International Game Technology                                                                      444,675
      13,500   Kohl's Corporation(b)                                                                              617,760
      17,900   Lowe's Companies, Inc.                                                                             872,088
       8,650   McDonald's Corporation                                                                             237,875
       7,300   NIKE, Inc.                                                                                         530,783
       3,750   Omnicom Group, Inc.                                                                                270,075
       2,950   Pixar, Inc.(b)                                                                                     201,308
       5,400   Pulte Homes, Inc.                                                                                  295,002
      20,200   Staples, Inc.                                                                                      583,376
       9,700   Starbucks Corporation(b)                                                                           455,512
       8,000   Starwood Hotels & Resorts Worldwide, Inc.                                                          360,000
      15,550   Target Corporation                                                                                 677,980
       3,450   Tiffany & Company                                                                                  123,338
      32,840   Time Warner, Inc.(b)                                                                               546,786
       4,650   TJX Companies, Inc.                                                                                109,136
       2,400   Toll Brothers, Inc.(b)                                                                              95,376
      14,550   Univision Communications, Inc.(b)                                                                  421,514
      23,133   Viacom, Inc.                                                                                       777,037
      16,100   Walt Disney Company                                                                                371,749
       4,300   Wendy's International, Inc.                                                                        153,811
       3,950   XM Satellite Radio Holdings, Inc.(b)                                                               104,240
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    14,513,611
=========================================================================================================================

Consumer Staples (7.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,550   Altria Group, Inc.                                                                                 168,980
       8,700   Avon Products, Inc.                                                                                374,187
      15,650   Coca-Cola Company                                                                                  686,409
       8,800   Colgate-Palmolive Company                                                                          468,160
       7,300   Costco Wholesale Corporation                                                                       296,818
      12,390   Gillette Company                                                                                   482,962
      21,050   PepsiCo, Inc.                                                                                    1,052,500
      29,850   Procter & Gamble Company                                                                         1,556,678
       9,550   SYSCO Corporation                                                                                  328,998
      33,100   Wal-Mart Stores, Inc.                                                                            1,754,631
      17,290   Walgreen Company                                                                                   629,356
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           7,799,679
=========================================================================================================================

Energy (3.2%)
-------------------------------------------------------------------------------------------------------------------------
       3,988   Apache Corporation                                                                                 185,562
       6,300   Baker Hughes, Inc.                                                                                 253,890
       8,650   BJ Services Company(b)                                                                             429,559
       7,500   Burlington Resources, Inc.                                                                         286,275
       9,100   Chesapeake Energy Corporation                                                                      139,685
       1,750   ENSCO International, Inc.                                                                           52,692
       7,870   Exxon Mobil Corporation                                                                            364,381
       2,900   Halliburton Company                                                                                 92,075
       3,000   Nabors Industries, Ltd.(b)                                                                         139,500
       2,150   Occidental Petroleum Corporation                                                                   105,930
       9,630   Schlumberger, Ltd.                                                                                 619,402
       5,005   Smith International, Inc.(b)                                                                       291,691
       2,900   Transocean, Inc.(b)                                                                                 82,360
       6,200   XTO Energy, Inc.                                                                                   185,380
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,228,382
=========================================================================================================================

Financials (10.5%)
-------------------------------------------------------------------------------------------------------------------------
       2,500   ACE, Ltd.                                                                                          101,475
       4,150   Allstate Corporation                                                                               195,382
      15,950   American Express Company                                                                           801,488
      21,000   American International Group, Inc.                                                               1,483,650
       5,737   Bank of America Corporation                                                                        487,702
       1,650   Bear Stearns Companies, Inc.                                                                       137,643
       4,200   Capital One Financial Corporation                                                                  291,144
      13,200   Charles Schwab Corporation                                                                         115,896
      34,946   Citigroup, Inc.                                                                                  1,540,769
       3,925   Countrywide Financial Corporation                                                                  282,992
       2,350   Federal Home Loan Mortgage Corporation                                                             151,128
      14,965   Federal National Mortgage Corporation                                                            1,061,916
       2,400   Golden West Financial Corporation                                                                  256,584
       8,850   Goldman Sachs Group, Inc.                                                                          780,482
       2,150   IndyMac Bancorp, Inc.                                                                               71,423
       4,745   J.P. Morgan Chase & Company                                                                        177,131
       1,300   Legg Mason, Inc.                                                                                   102,102
       2,180   Lehman Brothers Holdings, Inc.                                                                     152,818
      14,650   MBNA Corporation                                                                                   361,708
       7,750   Merrill Lynch & Company, Inc.                                                                      385,330
       7,400   Morgan Stanley and Company                                                                         365,042
      10,750   Providian Financial Corporation(b)                                                                 148,780
      14,300   SLM Corporation                                                                                    542,256
       9,500   U.S. Bancorp                                                                                       268,850
       6,450   Wells Fargo & Company                                                                              370,294
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                10,633,985
=========================================================================================================================

Health Care (19.6%)
-------------------------------------------------------------------------------------------------------------------------
      11,310   Abbott Laboratories                                                                                445,048
       2,500   Allergan, Inc.                                                                                     189,100
      30,950   Amgen, Inc.(b)                                                                                   1,760,436
       2,100   Anthem, Inc.(b)                                                                                    173,187
       6,150   Biogen Idec, Inc.(b)                                                                               369,000
      23,550   Boston Scientific Corporation                                                                      901,023
       3,850   Cardinal Health, Inc.                                                                              171,325
      15,079   Caremark Rx, Inc.(b)                                                                               459,910
       4,950   Chiron Corporation(b)                                                                              226,858
       6,300   Community Health Systems, Inc.(b)                                                                  155,043
       3,750   Dentsply International, Inc.                                                                       182,362
      12,600   Eli Lilly and Company                                                                              802,872
       8,840   Forest Laboratories, Inc.(b)                                                                       444,564
      20,700   Genentech, Inc.                                                                                  1,007,676
       8,000   Genzyme Corporation(b)                                                                             410,240
      10,350   Gilead Sciences, Inc.(b)                                                                           669,024
      12,000   Guidant Corporation                                                                                663,840
       4,900   HCA, Inc.                                                                                          189,385
       2,000   Henry Schein, Inc.(b)                                                                              134,200
       6,700   IVAX Corporation(b)                                                                                159,795
      29,858   Johnson & Johnson                                                                                1,650,252
      27,730   Medtronic, Inc.                                                                                  1,377,349
       8,700   Merck & Company, Inc.                                                                              394,545
       2,100   Neurocrine Biosciences, Inc.(b)                                                                     97,797
      89,205   Pfizer, Inc.                                                                                     2,850,992
       2,100   Quest Diagnostics, Inc.                                                                            172,368
       6,600   St. Jude Medical, Inc.(b)                                                                          449,658
       4,300   Stryker Corporation                                                                                205,024
      24,400   Teva Pharmaceutical Industries, Ltd.                                                               722,240
      19,650   UnitedHealth Group, Inc.                                                                         1,235,985
       1,750   WellChoice, Inc.(b)                                                                                 64,050
       1,950   WellPoint Health Networks, Inc.(b)                                                                 197,145
       7,910   Wyeth Corporation                                                                                  280,014
       8,750   Zimmer Holdings, Inc.(b)                                                                           667,712
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               19,880,019
=========================================================================================================================

Industrials (9.7%)
-------------------------------------------------------------------------------------------------------------------------
       9,000   3M Company                                                                                         741,240
       3,450   Apollo Group, Inc. (University of Phoenix Online)                                                  288,248
       1,800   Career Education Corporation                                                                        60,858
       3,050   Caterpillar, Inc.                                                                                  224,144
      19,300   Cendant Corporation                                                                                441,584
       7,650   Danaher Corporation                                                                                387,472
       1,950   Deere & Company                                                                                    122,480
       1,000   Fastenal Company                                                                                    62,380
       4,100   FedEx Corporation                                                                                  335,708
       1,650   General Dynamics Corporation                                                                       163,053
      96,470   General Electric Company                                                                         3,207,628
       1,950   Illinois Tool Works, Inc.                                                                          176,514
       2,800   Ingersoll-Rand Company                                                                             192,332
       4,250   L-3 Communications Holdings, Inc.                                                                  259,888
       2,450   Lockheed Martin Corporation                                                                        129,826
       3,450   Manpower, Inc.                                                                                     150,248
       5,100   Masco Corporation                                                                                  154,224
       8,050   Northwest Airlines Corporation(b,c)                                                                 69,472
       5,250   Rockwell Automation, Inc.                                                                          196,402
      10,000   Southwest Airlines Company                                                                         144,700
      28,200   Tyco International, Ltd.                                                                           874,200
       9,950   United Parcel Service, Inc.                                                                        716,002
       6,540   United Technologies Corporation                                                                    611,490
       4,300   Waste Management, Inc.                                                                             121,002
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                9,831,095
=========================================================================================================================

Information Technology (28.6%)
-------------------------------------------------------------------------------------------------------------------------
      16,000   Accenture, Ltd.(b)                                                                                 394,080
      34,450   ADC Telecommunications, Inc.(b)                                                                     82,680
       4,150   Adobe Systems, Inc.                                                                                175,047
       2,700   Affiliated Computer Services, Inc.(b)                                                              140,130
      11,050   Agilent Technologies, Inc.(b)                                                                      263,100
      10,150   Altera Corporation(b)                                                                              211,323
      14,460   Analog Devices, Inc.                                                                               574,062
       6,950   Andrew Corporation(b)                                                                               75,408
       6,950   Apple Computer, Inc.(b)                                                                            224,763
      43,150   Applied Materials, Inc.(b)                                                                         732,256
      15,500   BEA Systems, Inc.(b)                                                                               100,595
       4,600   Broadcom Corporation(b)                                                                            162,656
     132,650   Cisco Systems, Inc.(b)                                                                           2,767,079
       4,400   Cognos, Inc.(b)                                                                                    148,192
       4,250   Computer Sciences Corporation(b)                                                                   200,812
       7,650   Comverse Technology, Inc.(b)                                                                       130,509
      35,100   Corning, Inc.(b)                                                                                   433,836
       9,700   Cypress Semiconductor Corporation(b,c)                                                             109,998
      64,950   Dell, Inc.(b)                                                                                    2,303,776
      14,620   Electronic Arts, Inc.                                                                              732,901
      66,180   EMC Corporation(b)                                                                                 725,995
      15,750   First Data Corporation                                                                             702,608
       2,812   Fiserv, Inc.(b)                                                                                     96,339
      12,600   Flextronics International, Ltd.(b)                                                                 158,382
       9,990   Hewlett-Packard Company                                                                            201,298
      90,300   Intel Corporation                                                                                2,201,514
       7,340   International Business Machines Corporation                                                        639,094
      15,100   Juniper Networks, Inc.(b,c)                                                                        346,696
       3,950   KLA-Tencor Corporation(b)                                                                          162,780
       2,550   Lexmark International, Inc.(b)                                                                     225,675
      12,000   Linear Technology Corporation                                                                      469,200
      27,500   Lucent Technologies, Inc.(b,c)                                                                      83,875
       6,950   Marvell Technology Group, Ltd.                                                                     161,379
      10,650   Maxim Integrated Products, Inc.                                                                    512,265
       4,100   McAfee, Inc.(b)                                                                                     73,718
       4,750   Mercury Interactive Corporation(b)                                                                 173,660
       6,150   Microchip Technology, Inc.                                                                         178,166
     131,450   Microsoft Corporation                                                                            3,741,065
      25,450   Motorola, Inc.                                                                                     405,418
       7,650   Nasdaq (100) Trust(c)                                                                              266,679
       4,450   Network Appliance, Inc.(b)                                                                          85,930
       9,615   Nokia Corporation ADR                                                                              111,726
      14,050   Nortel Networks Corporation(b)                                                                      51,423
      16,200   Novell, Inc.(b)                                                                                    110,808
      37,395   Oracle Corporation(b)                                                                              393,021
      13,000   Paychex, Inc.                                                                                      399,230
       7,350   PerkinElmer, Inc.                                                                                  129,213
      19,000   QUALCOMM, Inc.                                                                                   1,312,520
       6,300   Research in Motion, Ltd.                                                                           388,521
       3,900   Sabre Holdings Corporation                                                                          99,567
      10,900   SAP AG                                                                                             436,109
      17,050   Siebel Systems, Inc.(b)                                                                            137,423
      28,250   Sun Microsystems, Inc.(b)                                                                          111,588
      12,800   Symantec Corporation                                                                               598,528
       6,300   Telefonaktiebolaget LM Ericsson(b,c)                                                               168,273
      30,250   Texas Instruments, Inc.                                                                            645,232
      15,850   TIBCO Software, Inc.(b)                                                                            112,060
      14,950   VeriSign, Inc.(b)                                                                                  261,774
      16,700   VERITAS Software Corporation(b)                                                                    318,302
       9,720   Xilinx, Inc.(b)                                                                                    286,060
      40,550   Yahoo!, Inc.                                                                                     1,248,940
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    28,895,257
=========================================================================================================================

Materials (1.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,400   Ecolab, Inc.                                                                                       164,700
       4,750   International Steel Group, Inc.(b)                                                                 155,468
       1,900   Massey Energy Company                                                                               52,535
       3,250   Newmont Mining Corporation                                                                         131,528
         950   Peabody Energy Corporation                                                                          53,371
       2,150   Phelps Dodge Corporation(b)                                                                        167,571
       7,600   Praxair, Inc.                                                                                      299,820
       1,600   Weyerhaeuser Company                                                                                99,200
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,124,193
=========================================================================================================================

Miscellaneous (0.7%)
-------------------------------------------------------------------------------------------------------------------------
       6,500   S&P 400 Mid-Cap Depository Receipts                                                                688,220
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                                688,220
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $96,116,101)                                                           97,452,650
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (0.8%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     792,812   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A          $792,812
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $792,812)                                        792,812
=========================================================================================================================
      Shares   Short-Term Investments (2.9%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,952,604   Thrivent Money Market Fund                                       0.956%              N/A        $2,952,604
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,952,604
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $99,861,517)                                                          $101,198,066
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

Glossary of Terms:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Value Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Large Cap Value Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (97.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (3.7%)
-------------------------------------------------------------------------------------------------------------------------
      77,200   BellSouth Corporation                                                                           $2,091,348
      28,100   Nextel Communications, Inc.(b)                                                                     639,556
     129,887   SBC Communications, Inc.                                                                         3,291,337
     105,064   Verizon Communications, Inc.                                                                     4,049,167
      74,100   Vodafone Group plc ADR                                                                           1,610,193
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   11,681,601
=========================================================================================================================

Consumer Discretionary (9.2%)
-------------------------------------------------------------------------------------------------------------------------
      18,800   Best Buy Company, Inc.                                                                             905,408
      21,100   Carnival Corporation                                                                               983,471
      53,400   Comcast Corporation(b)                                                                           1,463,160
      94,800   Gap, Inc.                                                                                        2,151,960
      54,400   J.C. Penney Company, Inc.                                                                        2,176,000
      33,600   Johnson Controls, Inc.                                                                           1,896,720
     182,700   Liberty Media Corporation(b)                                                                     1,549,296
     110,700   McDonald's Corporation                                                                           3,044,250
      20,400   McGraw-Hill Companies, Inc.                                                                      1,531,224
      64,900   Sherwin-Williams Company                                                                         2,620,662
      35,520   Target Corporation                                                                               1,548,672
     370,700   Time Warner, Inc.(b)                                                                             6,172,155
      20,000   Viacom, Inc.                                                                                       671,800
     119,200   Walt Disney Company                                                                              2,752,328
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    29,467,106
=========================================================================================================================

Consumer Staples (7.6%)
-------------------------------------------------------------------------------------------------------------------------
      67,100   Altria Group, Inc.                                                                               3,193,960
      89,200   Archer-Daniels-Midland Company                                                                   1,376,356
      84,300   Costco Wholesale Corporation                                                                     3,427,638
      75,930   CVS Corporation                                                                                  3,179,189
      37,900   Kellogg Company                                                                                  1,578,914
      73,010   Kimberly-Clark Corporation                                                                       4,677,751
      16,500   PepsiCo, Inc.                                                                                      825,000
      49,700   Procter & Gamble Company                                                                         2,591,855
      25,200   R.J. Reynolds Tobacco Holdings(c)                                                                1,813,140
      55,200   SUPERVALU, Inc.                                                                                  1,576,512
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          24,240,315
=========================================================================================================================

Energy (10.9%)
-------------------------------------------------------------------------------------------------------------------------
      54,100   Anadarko Petroleum Corporation                                                                   3,234,639
      53,650   Apache Corporation                                                                               2,496,334
      22,700   BJ Services Company(b)                                                                           1,127,282
      49,900   BP plc                                                                                           2,812,364
      30,200   Burlington Resources, Inc.                                                                       1,152,734
      48,557   ChevronTexaco Corporation                                                                        4,644,477
      96,156   ConocoPhillips Company                                                                           7,574,208
     181,500   Exxon Mobil Corporation                                                                          8,403,450
      20,500   Precision Drilling Corporation(b)                                                                1,019,465
      87,300   Transocean, Inc.(b)                                                                              2,479,320
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    34,944,273
=========================================================================================================================

Financials (27.3%)
-------------------------------------------------------------------------------------------------------------------------
      42,300   A.G. Edwards, Inc.                                                                               1,374,750
      67,000   Allstate Corporation                                                                             3,154,360
      31,100   American Express Company                                                                         1,562,775
      78,100   American International Group, Inc.                                                               5,517,765
      51,800   Associated Banc-Corp                                                                             1,559,698
     138,990   Bank of America Corporation                                                                     11,815,542
      23,000   Capital One Financial Corporation                                                                1,594,360
      22,500   Chubb Corporation                                                                                1,547,550
      44,000   CIT Group, Inc.                                                                                  1,529,440
     230,032   Citigroup, Inc.                                                                                 10,142,111
      28,100   Equity Office Properties Trust                                                                     729,195
      45,940   Federal Home Loan Mortgage Corporation                                                           2,954,401
      45,110   Federal National Mortgage Corporation                                                            3,201,006
      24,200   Goldman Sachs Group, Inc.                                                                        2,134,198
      48,280   Hartford Financial Services Group, Inc.                                                          3,143,028
     199,000   J.P. Morgan Chase & Company                                                                      7,428,670
      49,500   Merrill Lynch & Company, Inc.                                                                    2,461,140
      45,100   MetLife, Inc.                                                                                    1,608,717
      50,200   Morgan Stanley and Company                                                                       2,476,366
      35,800   PMI Group, Inc.                                                                                  1,476,034
     110,300   Providian Financial Corporation(b,c)                                                             1,526,552
      42,600   Prudential Financial, Inc.                                                                       1,983,456
      20,200   Simon Property Group, Inc.                                                                       1,042,522
      68,600   SouthTrust Corporation                                                                           2,660,994
      53,100   State Street Corporation                                                                         2,273,211
      86,800   U.S. Bancorp                                                                                     2,456,440
      33,000   Wachovia Corporation                                                                             1,462,230
      66,900   Wells Fargo & Company                                                                            3,840,729
      40,900   Zions Bancorporation                                                                             2,474,450
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                87,131,690
=========================================================================================================================

Health Care (7.6%)
-------------------------------------------------------------------------------------------------------------------------
      43,900   Abbott Laboratories                                                                              1,727,465
      39,300   Aetna, Inc.                                                                                      3,371,940
      22,300   Anthem, Inc.(b,c)                                                                                1,839,081
      59,300   Bristol-Myers Squibb Company                                                                     1,357,970
      10,700   CIGNA Corporation                                                                                  663,507
      89,660   Johnson & Johnson                                                                                4,955,508
      54,008   Medco Health Solutions, Inc.(b)                                                                  1,636,442
     106,900   Merck & Company, Inc.                                                                            4,847,915
     125,700   Pfizer, Inc.                                                                                     4,017,372
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               24,417,200
=========================================================================================================================

Industrials (12.1%)
-------------------------------------------------------------------------------------------------------------------------
      63,600   AMR Corporation(b,c)                                                                               536,148
      20,000   Boeing Company                                                                                   1,015,000
      37,100   Burlington Northern Santa Fe Corporation                                                         1,316,308
      52,400   Canadian National Railway Company                                                                2,359,572
      21,500   Caterpillar, Inc.                                                                                1,580,035
      22,900   Dover Corporation                                                                                  908,672
      64,100   Emerson Electric Company                                                                         3,890,870
      25,200   FedEx Corporation                                                                                2,063,376
       9,700   General Dynamics Corporation                                                                       958,554
      93,200   General Electric Company                                                                         3,098,900
      59,158   Honeywell International, Inc.                                                                    2,224,932
      17,800   Lockheed Martin Corporation                                                                        943,222
      50,900   Masco Corporation                                                                                1,539,216
      29,200   Northrop Grumman Corporation                                                                     1,535,920
      36,140   Pitney Bowes, Inc.                                                                               1,525,108
      22,000   Raytheon Company                                                                                   738,100
      62,000   Republic Services, Inc.                                                                          1,773,200
      25,300   Textron, Inc.                                                                                    1,550,890
     203,100   Tyco International, Ltd.                                                                         6,296,100
      30,600   United Technologies Corporation                                                                  2,861,100
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               38,715,223
=========================================================================================================================

Information Technology (10.0%)
-------------------------------------------------------------------------------------------------------------------------
      60,900   Agilent Technologies, Inc.(b)                                                                    1,450,029
      54,720   Applied Materials, Inc.(b)                                                                         928,598
      92,200   BMC Software, Inc.(b)                                                                            1,445,696
      75,100   Cisco Systems, Inc.(b)                                                                           1,566,586
      44,700   Computer Sciences Corporation(b)                                                                 2,112,075
      52,420   First Data Corporation                                                                           2,338,456
      47,300   Harris Corporation(c)                                                                            2,245,804
     252,800   Hewlett-Packard Company                                                                          5,093,920
     110,500   Integrated Device Technology, Inc.(b)                                                            1,263,015
      78,800   Intel Corporation                                                                                1,921,144
      69,550   International Business Machines Corporation                                                      6,055,718
      80,500   Microsoft Corporation                                                                            2,291,030
     108,100   Motorola, Inc.                                                                                   1,722,033
      31,700   NCR Corporation(b)                                                                               1,471,831
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    31,905,935
=========================================================================================================================

Materials (6.3%)
-------------------------------------------------------------------------------------------------------------------------
      19,500   Alcan, Inc.                                                                                        772,590
      61,150   Alcoa, Inc.                                                                                      1,958,634
      34,900   BASF AG                                                                                          1,859,123
      77,900   Dow Chemical Company                                                                             3,107,431
      42,500   E.I. du Pont de Nemours and Company                                                              1,821,975
      46,000   Georgia-Pacific Corporation                                                                      1,545,600
      45,040   International Paper Company                                                                      1,947,079
      84,700   MeadWestvaco Corporation                                                                         2,529,142
      46,700   Praxair, Inc.                                                                                    1,842,315
      47,100   Weyerhaeuser Company                                                                             2,920,200
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 20,304,089
=========================================================================================================================

Utilities (2.8%)
-------------------------------------------------------------------------------------------------------------------------
      46,470   Dominion Resources, Inc.                                                                         2,948,986
      25,500   Entergy Corporation                                                                              1,466,250
      77,200   Exelon Corporation                                                                               2,694,280
      46,000   FirstEnergy Corporation                                                                          1,798,600
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  8,908,116
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $280,898,168)                                                         311,715,548
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (1.9%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,958,400   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A        $5,958,400
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $5,958,400)                                    5,958,400
=========================================================================================================================
      Shares   Short-Term Investments (0.6%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,847,116   Thrivent Money Market Fund                                       0.956%              N/A        $1,847,116
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,847,116
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $288,703,684)                                                         $319,521,064
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

Glossary of Terms:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Stock Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Large Cap Stock Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (94.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     780,900   Nextel Communications, Inc.(b)                                                                 $17,773,284
   1,779,571   SBC Communications, Inc.                                                                        45,094,329
     890,900   Verizon Communications, Inc.                                                                    34,335,286
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   97,202,899
=========================================================================================================================

Consumer Discretionary (14.4%)
-------------------------------------------------------------------------------------------------------------------------
     296,900   AnnTaylor Stores Corporation                                                                     7,968,796
     249,400   Black & Decker Corporation(c)                                                                   17,435,554
     533,900   Brunswick Corporation                                                                           20,838,117
     392,700   Carnival Corporation                                                                            18,303,747
     352,100   Clear Channel Communications, Inc.                                                              12,569,970
   1,579,000   Comcast Corporation(b)                                                                          42,317,200
   1,453,400   Cox Communications, Inc.(b,c)                                                                   40,084,772
     466,700   D.R. Horton, Inc.                                                                               12,894,921
     322,600   eBay, Inc.                                                                                      25,269,258
     720,000   Fortune Brands, Inc.                                                                            51,969,600
     284,000   Gap, Inc.                                                                                        6,446,800
     487,800   Harley-Davidson, Inc.(c)                                                                        29,204,586
     656,300   Home Depot, Inc.                                                                                22,130,436
     237,900   Lowe's Companies, Inc.                                                                          11,590,488
     995,900   McDonald's Corporation                                                                          27,387,250
     398,600   MGM Mirage, Inc.(b)                                                                             17,598,190
     598,700   Nordstrom, Inc.(c)                                                                              26,282,930
     273,500   Omnicom Group, Inc.                                                                             19,697,470
     285,700   Pulte Homes, Inc.                                                                               15,607,791
     393,640   Starwood Hotels & Resorts Worldwide, Inc.                                                       17,713,800
   1,199,400   Target Corporation                                                                              52,293,840
   1,461,400   Time Warner, Inc.(b)                                                                            24,332,310
     863,100   Walt Disney Company                                                                             19,928,979
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   539,866,805
=========================================================================================================================

Consumer Staples (7.8%)
-------------------------------------------------------------------------------------------------------------------------
     316,650   Alberto-Culver Company                                                                          14,762,223
     842,100   Altria Group, Inc.                                                                              40,083,960
   1,273,400   Archer-Daniels-Midland Company                                                                  19,648,562
     330,900   Coca-Cola Company                                                                               14,513,274
     423,600   Kimberly-Clark Corporation                                                                      27,140,052
     409,000   PepsiCo, Inc.                                                                                   20,450,000
     945,600   Procter & Gamble Company                                                                        49,313,040
     847,100   Tyson Foods, Inc.                                                                               16,145,726
     281,900   Unilever NV(c)                                                                                  17,288,927
   1,020,500   Wal-Mart Stores, Inc.                                                                           54,096,705
     533,600   Walgreen Company                                                                                19,423,040
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                         292,865,509
=========================================================================================================================

Energy (6.7%)
-------------------------------------------------------------------------------------------------------------------------
     321,300   BJ Services Company(b)                                                                          15,955,758
     398,400   Burlington Resources, Inc.                                                                      15,206,928
     304,800   ChevronTexaco Corporation                                                                       29,154,120
     227,300   ConocoPhillips Company                                                                          17,904,421
     297,100   EOG Resources, Inc.                                                                             18,880,705
   2,336,746   Exxon Mobil Corporation                                                                        108,191,340
     309,500   Nabors Industries, Ltd.(b,c)                                                                    14,391,750
     374,200   Noble Corporation(b)                                                                            14,489,024
     259,500   Schlumberger, Ltd.                                                                              16,691,040
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                   250,865,086
=========================================================================================================================

Financials (18.5%)
-------------------------------------------------------------------------------------------------------------------------
     659,100   AFLAC, Inc.                                                                                     26,126,724
   1,187,500   American Express Company                                                                        59,671,875
   1,246,852   American International Group, Inc.                                                              88,090,094
     768,441   Bank of America Corporation                                                                     65,325,169
     182,300   Bear Stearns Companies, Inc.(c)                                                                 15,207,466
     438,200   Cincinnati Financial Corporation                                                                17,475,416
   2,324,848   Citigroup, Inc.                                                                                102,502,548
     303,799   Countrywide Financial Corporation                                                               21,903,908
     108,500   Doral Financial Corporation(c)                                                                   4,258,625
     332,800   Federal National Mortgage Corporation                                                           23,615,488
     411,800   Goldman Sachs Group, Inc.                                                                       36,316,642
   1,827,084   J.P. Morgan Chase & Company                                                                     68,205,046
     513,600   KeyCorp                                                                                         15,500,448
     710,839   MBNA Corporation                                                                                17,550,615
     459,100   Merrill Lynch & Company, Inc.                                                                   22,826,452
     447,600   MetLife, Inc.                                                                                   15,965,892
     716,550   Morgan Stanley and Company                                                                      35,347,412
     275,600   Progressive Corporation                                                                         21,116,472
     666,900   Wells Fargo & Company                                                                           38,286,729
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               695,293,021
=========================================================================================================================

Health Care (12.7%)
-------------------------------------------------------------------------------------------------------------------------
     350,800   Abbott Laboratories                                                                             13,803,980
     895,400   Amgen, Inc.(b)                                                                                  50,930,352
     596,500   Boston Scientific Corporation                                                                   22,822,090
     383,000   C.R. Bard, Inc.(c)                                                                              21,141,600
     284,600   Dentsply International, Inc.                                                                    13,840,098
     265,500   Eli Lilly and Company                                                                           16,917,660
     282,000   Forest Laboratories, Inc.(b)                                                                    14,181,780
   1,189,900   Johnson & Johnson                                                                               65,765,773
     438,500   Medtronic, Inc.                                                                                 21,780,295
     481,700   Merck & Company, Inc.                                                                           21,845,095
   3,356,575   Pfizer, Inc.                                                                                   107,276,137
     550,400   Teva Pharmaceutical Industries, Ltd.(c)                                                         16,291,840
     350,700   UnitedHealth Group, Inc.                                                                        22,059,030
     318,000   WellPoint Health Networks, Inc.(b)                                                              32,149,800
     487,500   Wyeth Corporation                                                                               17,257,500
     270,300   Zimmer Holdings, Inc.(b)                                                                        20,626,593
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              478,689,623
=========================================================================================================================

Industrials (12.3%)
-------------------------------------------------------------------------------------------------------------------------
     839,100   3M Company                                                                                      69,108,276
     279,000   Caterpillar, Inc.                                                                               20,503,710
   1,038,900   Cendant Corporation                                                                             23,770,032
     349,600   Danaher Corporation(c)                                                                          17,707,240
     509,600   Eaton Corporation                                                                               32,940,544
     335,600   General Dynamics Corporation                                                                    33,163,992
   2,261,900   General Electric Company                                                                        75,208,175
     206,100   Illinois Tool Works, Inc.                                                                       18,656,172
     311,200   Ingersoll-Rand Company                                                                          21,376,328
     710,600   Masco Corporation                                                                               21,488,544
     926,200   Norfolk Southern Corporation                                                                    24,720,278
     296,400   PACCAR, Inc.                                                                                    17,772,144
     325,800   Parker-Hannifin Corporation                                                                     18,694,404
   1,327,800   Tyco International, Ltd.(c)                                                                     41,161,800
     283,200   United Technologies Corporation                                                                 26,479,200
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                              462,750,839
=========================================================================================================================

Information Technology (16.1%)
-------------------------------------------------------------------------------------------------------------------------
     375,700   Adobe Systems, Inc.                                                                             15,847,026
     827,300   Applied Materials, Inc.(b)                                                                      14,039,281
     511,000   Arrow Electronics, Inc.(b,c)                                                                    12,090,260
   3,135,600   Cisco Systems, Inc.(b)                                                                          65,408,616
   1,157,500   Dell, Inc.(b)                                                                                   41,056,525
   1,669,200   EMC Corporation(b)                                                                              18,311,124
     709,192   First Data Corporation                                                                          31,637,055
   2,670,700   Intel Corporation                                                                               65,111,666
     663,300   International Business Machines Corporation                                                     57,753,531
     204,100   Lexmark International, Inc.(b)                                                                  18,062,850
   4,583,800   Microsoft Corporation                                                                          130,454,947
   1,455,400   Motorola, Inc.                                                                                  23,184,522
   2,247,100   Oracle Corporation(b)                                                                           23,617,021
     351,800   QUALCOMM, Inc.                                                                                  24,302,344
   1,397,500   Texas Instruments, Inc.                                                                         29,808,675
   1,208,800   Xerox Corporation(b,c)                                                                          16,753,968
     518,300   Xilinx, Inc.(b)                                                                                 15,253,569
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   602,692,980
=========================================================================================================================

Materials (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     631,300   Dow Chemical Company                                                                            25,182,557
     417,500   Eastman Chemical Company(c)                                                                     18,653,900
     470,000   Praxair, Inc.                                                                                   18,541,500
     228,400   Temple-Inland, Inc.                                                                             15,588,300
     342,100   Weyerhaeuser Company                                                                            21,210,200
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 99,176,457
=========================================================================================================================

Utilities (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     319,600   Entergy Corporation                                                                             18,377,000
     572,000   TXU Corporation                                                                                 22,685,520
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 41,062,520
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $3,078,696,897)                                                     3,560,465,739
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (2.9%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 108,392,854   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A      $108,392,854
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $108,392,854)                                108,392,854
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (2.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $22,225,000   Abbott Laboratories                                              1.320%         8/2/2004       $22,223,370
  12,500,000   Harley-Davidson Funding Corporation                              1.281          8/9/2004        12,496,000
  11,429,000   Jupiter Securitization Corporation                               1.361         8/18/2004        11,421,228
  10,000,000   Kitty Hawk Funding Corporation                                   1.290          8/2/2004         9,999,283
   5,000,000   Starfish Global Funding, LLC                                     1.280          8/3/2004         4,999,467
  10,825,805   Thrivent Money Market Fund                                       0.956               N/A        10,825,805
   4,678,000   Thunder Bay Funding, Inc.                                        1.340          8/2/2004         4,677,652
  10,000,000   UnitedHealth Group, Inc.                                         1.350          8/6/2004         9,997,750
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                86,640,555
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $3,273,730,306)                                                     $3,755,499,148
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Index Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Large Cap Index Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (94.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (3.4%)
-------------------------------------------------------------------------------------------------------------------------
       2,200   ALLTEL Corporation                                                                                $114,400
       4,860   AT&T Corporation                                                                                    73,386
      17,845   AT&T Wireless Services, Inc.(b)                                                                    257,682
      11,800   BellSouth Corporation                                                                              319,662
       1,000   CenturyTel, Inc.                                                                                    30,990
       1,800   Citizens Communications Company(b,c)                                                                25,920
       7,200   Nextel Communications, Inc.(b)                                                                     163,872
      11,500   Qwest Communications International, Inc.(b)                                                         44,735
      21,600   SBC Communications, Inc.                                                                           547,344
       9,100   Sprint Corporation (FON Group)                                                                     169,988
      18,200   Verizon Communications, Inc.                                                                       701,428
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    2,449,407
=========================================================================================================================

Consumer Discretionary (10.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,800   Autonation, Inc.(b)                                                                                 29,016
         400   AutoZone, Inc.(b)                                                                                   30,880
       1,800   Bed Bath & Beyond, Inc.(b)                                                                          63,702
       2,050   Best Buy Company, Inc.                                                                              98,728
       1,100   Big Lots, Inc.(b)                                                                                   13,464
         600   Black & Decker Corporation                                                                          41,946
       1,100   Boise Cascade Corporation                                                                           35,475
         800   Brunswick Corporation                                                                               31,224
       4,000   Carnival Corporation                                                                               186,440
         700   Centex Corporation                                                                                  29,694
       1,500   Circuit City Stores, Inc.                                                                           21,150
       3,800   Clear Channel Communications, Inc.                                                                 135,660
      14,587   Comcast Corporation(b)                                                                             399,684
         900   Cooper Tire & Rubber Company                                                                        21,105
       1,000   Dana Corporation                                                                                    19,290
       1,200   Darden Restaurants, Inc.                                                                            25,596
       3,600   Delphi Corporation                                                                                  34,236
         800   Dillard's, Inc.                                                                                     18,232
       1,900   Dollar General Corporation                                                                          36,670
         900   Dow Jones & Company, Inc.                                                                           38,142
       1,700   Eastman Kodak Company                                                                               45,033
       4,300   eBay, Inc.                                                                                         336,819
       1,100   Family Dollar Stores, Inc.                                                                          30,646
       1,000   Federated Department Stores, Inc.                                                                   47,920
      11,600   Ford Motor Company                                                                                 170,752
         900   Fortune Brands, Inc.                                                                                64,962
       1,600   Gannett Company, Inc.                                                                              133,024
       5,800   Gap, Inc.                                                                                          131,660
       3,400   General Motors Corporation                                                                         146,676
       1,400   Genuine Parts Company                                                                               52,822
       1,300   Goodyear Tire & Rubber Company(b,c)                                                                 14,235
       1,800   Harley-Davidson, Inc.                                                                              107,766
       1,000   Harrah's Entertainment, Inc.                                                                        46,490
       1,200   Hasbro, Inc.                                                                                        21,804
       2,300   Hilton Hotels Corporation                                                                           41,009
      14,700   Home Depot, Inc.                                                                                   495,684
       2,200   International Game Technology                                                                       71,148
       2,500   Interpublic Group of Companies, Inc.(b,c)                                                           31,975
       1,700   J.C. Penney Company, Inc.                                                                           68,000
       1,200   Johnson Controls, Inc.                                                                              67,740
       1,000   Jones Apparel Group, Inc.                                                                           37,350
         500   KB Home                                                                                             32,025
         800   Knight-Ridder, Inc.                                                                                 52,632
       2,100   Kohl's Corporation(b)                                                                               96,096
       1,300   Leggett & Platt, Inc.                                                                               35,165
       2,800   Limited Brands, Inc.                                                                                57,232
       1,000   Liz Claiborne, Inc.                                                                                 36,190
       5,100   Lowe's Companies, Inc.                                                                             248,472
       1,300   Marriott International, Inc.                                                                        63,440
       2,600   Mattel, Inc.                                                                                        45,552
       1,700   May Department Stores Company                                                                       45,101
         800   Maytag Corporation                                                                                  16,400
       8,000   McDonald's Corporation                                                                             220,000
       1,300   McGraw-Hill Companies, Inc.                                                                         97,578
         900   Meredith Corporation                                                                                47,592
       1,200   New York Times Company                                                                              49,920
       1,800   Newell Rubbermaid, Inc.                                                                             38,880
       1,600   NIKE, Inc.                                                                                         116,336
         800   Nordstrom, Inc.                                                                                     35,120
       1,900   Office Depot, Inc.(b)                                                                               31,160
       1,100   Omnicom Group, Inc.                                                                                 79,222
         700   Pulte Homes, Inc.                                                                                   38,241
       1,100   RadioShack Corporation                                                                              30,745
         700   Reebok International, Ltd.                                                                          23,842
       1,200   Sears, Roebuck and Company                                                                          44,016
       1,200   Sherwin-Williams Company                                                                            48,456
         800   Snap-On, Inc.                                                                                       25,688
         900   Stanley Works                                                                                       38,160
       3,000   Staples, Inc.                                                                                       86,640
       2,500   Starbucks Corporation(b)                                                                           117,400
       1,300   Starwood Hotels & Resorts Worldwide, Inc.                                                           58,500
       5,900   Target Corporation                                                                                 257,240
         800   Tiffany & Company                                                                                   28,600
      30,050   Time Warner, Inc.(b)                                                                               500,332
       3,000   TJX Companies, Inc.                                                                                 70,410
       1,200   Toys 'R' Us, Inc.(b)                                                                                19,752
       1,900   Tribune Company                                                                                     80,655
       1,900   Univision Communications, Inc.(b)                                                                   55,043
       1,000   VF Corporation                                                                                      50,010
      11,300   Viacom, Inc.                                                                                       379,567
       1,200   Visteon Corporation                                                                                 12,336
      13,300   Walt Disney Company                                                                                307,097
       1,100   Wendy's International, Inc.                                                                         39,347
         700   Whirlpool Corporation                                                                               43,708
       1,800   Yum! Brands, Inc.                                                                                   69,102
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     7,342,849
=========================================================================================================================

Consumer Staples (10.3%)
-------------------------------------------------------------------------------------------------------------------------
         600   Adolph Coors Company(c)                                                                             41,256
         950   Alberto-Culver Company                                                                              44,289
       2,200   Albertson's, Inc.(c)                                                                                53,658
      13,500   Altria Group, Inc.                                                                                 642,600
       5,000   Anheuser-Busch Companies, Inc.                                                                     259,500
       3,796   Archer-Daniels-Midland Company                                                                      58,572
       3,000   Avon Products, Inc.                                                                                129,030
       1,300   Brown-Forman Corporation(c)                                                                         60,463
       2,400   Campbell Soup Company                                                                               61,416
       1,600   Clorox Company                                                                                      79,632
      15,900   Coca-Cola Company                                                                                  697,374
       2,800   Coca-Cola Enterprises, Inc.                                                                         57,120
       3,200   Colgate-Palmolive Company                                                                          170,240
       3,100   ConAgra Foods, Inc.                                                                                 80,600
       2,800   Costco Wholesale Corporation                                                                       113,848
       2,400   CVS Corporation                                                                                    100,488
       2,200   General Mills, Inc.                                                                                 98,780
       6,400   Gillette Company                                                                                   249,472
       2,300   H.J. Heinz Company                                                                                  84,847
       1,800   Hershey Foods Corporation                                                                           87,192
       2,400   Kellogg Company                                                                                     99,984
       3,000   Kimberly-Clark Corporation                                                                         192,210
       4,500   Kroger Company(b)                                                                                   71,100
       1,400   McCormick & Company, Inc.                                                                           50,078
       1,600   Pepsi Bottling Group, Inc.                                                                          44,560
      11,090   PepsiCo, Inc.                                                                                      554,500
      16,900   Procter & Gamble Company                                                                           881,335
         900   R.J. Reynolds Tobacco Holdings(c)                                                                   64,755
       2,700   Safeway, Inc.(b)                                                                                    57,051
       4,700   Sara Lee Corporation                                                                               103,212
       1,300   SUPERVALU, Inc.                                                                                     37,128
       3,900   SYSCO Corporation                                                                                  134,355
         900   UST, Inc.                                                                                           34,155
      28,300   Wal-Mart Stores, Inc.                                                                            1,500,183
       6,600   Walgreen Company                                                                                   240,240
       1,600   William Wrigley Jr. Company                                                                         96,640
       1,100   Winn-Dixie Stores, Inc.(c)                                                                           6,952
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           7,338,815
=========================================================================================================================

Energy (6.6%)
-------------------------------------------------------------------------------------------------------------------------
         500   Amerada Hess Corporation                                                                            41,675
       1,445   Anadarko Petroleum Corporation                                                                      86,397
       1,922   Apache Corporation                                                                                  89,431
         800   Ashland, Inc.                                                                                       41,816
       2,200   Baker Hughes, Inc.                                                                                  88,660
       1,200   BJ Services Company(b)                                                                              59,592
       2,400   Burlington Resources, Inc.                                                                          91,608
       6,978   ChevronTexaco Corporation                                                                          667,446
       4,348   ConocoPhillips Company                                                                             342,492
       1,400   Devon Energy Corporation                                                                            97,286
       3,792   El Paso Corporation                                                                                 29,919
         700   EOG Resources, Inc.                                                                                 44,485
      43,100   Exxon Mobil Corporation                                                                          1,995,530
       2,600   Halliburton Company                                                                                 82,550
         900   Kerr-McGee Corporation                                                                              47,250
       1,300   Kinder Morgan, Inc.                                                                                 78,013
       2,000   Marathon Oil Corporation                                                                            75,340
       1,200   Nabors Industries, Ltd.(b)                                                                          55,800
       1,400   Noble Corporation(b)                                                                                54,208
       2,300   Occidental Petroleum Corporation                                                                   113,321
       1,100   Rowan Companies, Inc.(b)                                                                            26,862
       3,700   Schlumberger, Ltd.                                                                                 237,984
         600   Sunoco, Inc.                                                                                        40,902
       1,900   Transocean, Inc.(b)                                                                                 53,960
       1,600   Unocal Corporation                                                                                  62,016
         800   Valero Energy Corporation                                                                           59,936
       3,200   Williams Companies, Inc.                                                                            38,880
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     4,703,359
=========================================================================================================================

Financials (19.4%)
-------------------------------------------------------------------------------------------------------------------------
       1,700   ACE, Ltd.                                                                                           69,003
       3,100   AFLAC, Inc.                                                                                        122,884
       4,300   Allstate Corporation                                                                               202,444
         750   Ambac Financial Group, Inc.                                                                         53,332
       8,400   American Express Company                                                                           422,100
      17,244   American International Group, Inc.                                                               1,218,289
       2,700   AmSouth Bancorporation                                                                              66,231
       1,900   Aon Corporation                                                                                     50,236
       1,000   Apartment Investment & Management Company                                                           31,970
      13,347   Bank of America Corporation                                                                      1,134,628
       4,700   Bank of New York Company, Inc.                                                                     135,031
       3,300   BB&T Corporation                                                                                   127,809
         800   Bear Stearns Companies, Inc.                                                                        66,736
       1,500   Capital One Financial Corporation                                                                  103,980
       8,600   Charles Schwab Corporation                                                                          75,508
       1,276   Charter One Financial, Inc.                                                                         56,667
       1,300   Chubb Corporation                                                                                   89,414
       1,445   Cincinnati Financial Corporation                                                                    57,627
      34,206   Citigroup, Inc.                                                                                  1,508,143
       1,500   Comerica, Inc.                                                                                      87,705
       1,750   Countrywide Financial Corporation                                                                  126,175
       2,300   E*TRADE Group, Inc.(b)                                                                              25,461
       2,600   Equity Office Properties Trust                                                                      67,470
       2,000   Equity Residential REIT                                                                             59,100
       4,400   Federal Home Loan Mortgage Corporation                                                             282,964
       6,300   Federal National Mortgage Corporation                                                              447,048
       1,200   Federated Investors, Inc.                                                                           33,732
       3,422   Fifth Third Bancorp                                                                                168,910
       1,200   First Horizon National Corporation                                                                  52,020
       1,500   Franklin Resources, Inc.                                                                            72,375
         900   Golden West Financial Corporation                                                                   96,219
       3,100   Goldman Sachs Group, Inc.                                                                          273,389
       1,800   Hartford Financial Services Group, Inc.                                                            117,180
       1,810   Huntington Bancshares, Inc.(c)                                                                      44,273
      23,558   J.P. Morgan Chase & Company                                                                        879,420
       2,000   Janus Capital Group, Inc.                                                                           26,520
       1,250   Jefferson-Pilot Corporation                                                                         60,225
       2,600   KeyCorp                                                                                             78,468
       1,700   Lehman Brothers Holdings, Inc.                                                                     119,170
       1,500   Lincoln National Corporation                                                                        65,550
       1,100   Loews Corporation                                                                                   62,293
         900   M&T Bank Corporation                                                                                83,907
       3,200   Marsh & McLennan Companies, Inc.                                                                   142,016
       1,700   Marshall & Ilsley Corporation                                                                       65,297
         800   MBIA, Inc.                                                                                          43,184
       8,300   MBNA Corporation                                                                                   204,927
       2,900   Mellon Financial Corporation                                                                        79,692
       6,200   Merrill Lynch & Company, Inc.                                                                      308,264
       4,700   MetLife, Inc.                                                                                      167,649
         500   MGIC Investment Corporation                                                                         35,500
         900   Moody's Corporation                                                                                 61,290
       7,200   Morgan Stanley and Company                                                                         355,176
       4,100   National City Corporation(c)                                                                       149,650
       1,500   North Fork Bancorporation, Inc.(c)                                                                  58,575
       1,600   Northern Trust Corporation                                                                          64,208
       1,400   Plum Creek Timber Company, Inc.                                                                     43,932
       1,700   PNC Financial Services Group, Inc.                                                                  86,020
       2,300   Principal Financial Group, Inc.                                                                     78,177
       1,300   Progressive Corporation                                                                             99,606
       1,400   ProLogis Trust                                                                                      47,656
       1,700   Providian Financial Corporation(b)                                                                  23,528
       3,200   Prudential Financial, Inc.                                                                         148,992
       2,901   Regions Financial Corporation                                                                       86,131
       1,100   SAFECO Corporation                                                                                  51,766
       1,500   Simon Property Group, Inc.                                                                          77,415
       2,600   SLM Corporation                                                                                     98,592
       1,900   SouthTrust Corporation                                                                              73,701
       2,200   Sovereign Bancorp, Inc.                                                                             47,894
       4,164   St. Paul Travelers Companies, Inc.                                                                 154,359
       2,000   State Street Corporation                                                                            85,620
       1,600   SunTrust Banks, Inc.                                                                               105,520
       2,200   Synovus Financial Corporation                                                                       56,034
       1,200   T. Rowe Price Group, Inc.                                                                           55,464
       1,100   Torchmark Corporation                                                                               57,508
      12,218   U.S. Bancorp                                                                                       345,769
       1,900   UnumProvident Corporation                                                                           30,305
       8,400   Wachovia Corporation                                                                               372,204
       5,600   Washington Mutual, Inc.                                                                            217,280
      11,000   Wells Fargo & Company                                                                              631,510
         900   XL Capital, Ltd.                                                                                    63,612
       1,100   Zions Bancorporation                                                                                66,550
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                13,862,179
=========================================================================================================================

Health Care (12.4%)
-------------------------------------------------------------------------------------------------------------------------
      10,200   Abbott Laboratories                                                                                401,370
         900   Aetna, Inc.                                                                                         77,220
         700   Allergan, Inc.                                                                                      52,948
         800   AmerisourceBergen Corporation                                                                       43,248
       8,236   Amgen, Inc.(b)                                                                                     468,464
         800   Anthem, Inc.(b)                                                                                     65,976
       1,500   Applera Corporation -- Applied Biosystems Group                                                     31,035
         700   Bausch & Lomb, Inc.                                                                                 43,113
       3,800   Baxter International, Inc.                                                                         114,266
       1,500   Becton, Dickinson and Company                                                                       70,845
       2,190   Biogen Idec, Inc.(b)                                                                               131,400
       1,475   Biomet, Inc.                                                                                        64,885
       5,400   Boston Scientific Corporation                                                                      206,604
      12,500   Bristol-Myers Squibb Company                                                                       286,250
         800   C.R. Bard, Inc.                                                                                     44,160
       2,700   Cardinal Health, Inc.                                                                              120,150
       2,900   Caremark Rx, Inc.(b)                                                                                88,450
       1,100   Chiron Corporation(b)                                                                               50,413
         800   CIGNA Corporation                                                                                   49,608
       7,400   Eli Lilly and Company                                                                              471,528
         600   Express Scripts, Inc.(b)                                                                            39,360
       2,400   Forest Laboratories, Inc.(b)                                                                       120,696
       1,300   Genzyme Corporation(b)                                                                              66,664
       1,300   Gilead Sciences, Inc.(b)                                                                            84,032
       2,000   Guidant Corporation                                                                                110,640
       3,000   HCA, Inc.                                                                                          115,950
       1,400   Health Management Associates, Inc.                                                                  28,084
         950   Hospira, Inc.(b)                                                                                    24,614
       1,000   Humana, Inc.(b)                                                                                     18,110
       1,400   IMS Health, Inc.                                                                                    33,936
      19,590   Johnson & Johnson                                                                                1,082,739
       1,433   King Pharmaceuticals, Inc.(b)                                                                       16,179
       1,000   Manor Care, Inc.                                                                                    31,250
       1,700   McKesson Corporation                                                                                54,689
       1,625   Medco Health Solutions, Inc.(b)                                                                     49,238
       1,500   MedImmune, Inc.(b)                                                                                  34,560
       7,900   Medtronic, Inc.                                                                                    392,393
      14,600   Merck & Company, Inc.                                                                              662,110
         700   Millipore Corporation(b)                                                                            36,883
       1,600   Mylan Laboratories, Inc.                                                                            23,712
      50,340   Pfizer, Inc.                                                                                     1,608,866
         600   Quest Diagnostics, Inc.                                                                             49,248
       9,500   Schering-Plough Corporation                                                                        184,870
       1,000   St. Jude Medical, Inc.(b)                                                                           68,130
       2,400   Stryker Corporation                                                                                114,432
       2,800   Tenet Healthcare Corporation(b)                                                                     31,304
       1,300   Thermo Electron Corporation(b)                                                                      33,436
       4,300   UnitedHealth Group, Inc.                                                                           270,470
         800   Waters Corporation(b)                                                                               35,104
         700   Watson Pharmaceuticals, Inc.(b)                                                                     17,647
         900   WellPoint Health Networks, Inc.(b)                                                                  90,990
       8,700   Wyeth Corporation                                                                                  307,980
       1,540   Zimmer Holdings, Inc.(b)                                                                           117,517
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                8,837,766
=========================================================================================================================

Industrials (10.9%)
-------------------------------------------------------------------------------------------------------------------------
       4,900   3M Company                                                                                         403,564
       2,000   Allied Waste Industries, Inc.(b)                                                                    18,480
       1,300   American Power Conversion Corporation                                                               19,630
       1,200   American Standard Companies, Inc.                                                                   45,468
       1,000   Apollo Group, Inc. (University of Phoenix Online)                                                   83,550
         900   Avery Dennison Corporation                                                                          54,513
       5,500   Boeing Company                                                                                     279,125
       2,500   Burlington Northern Santa Fe Corporation                                                            88,700
       2,100   Caterpillar, Inc.                                                                                  154,329
       6,400   Cendant Corporation                                                                                146,432
       1,000   Cintas Corporation                                                                                  41,960
         800   Cooper Industries, Ltd.                                                                             45,496
         800   Crane Company                                                                                       22,256
       1,600   CSX Corporation                                                                                     50,080
         500   Cummins, Inc.                                                                                       34,715
       1,800   Danaher Corporation                                                                                 91,170
       1,500   Deere & Company                                                                                     94,215
       1,300   Delta Air Lines, Inc.(b,c)                                                                           6,747
         700   Deluxe Corporation                                                                                  30,835
       1,400   Dover Corporation                                                                                   55,552
       1,000   Eaton Corporation                                                                                   64,640
       2,500   Emerson Electric Company                                                                           151,750
       1,300   Equifax, Inc.                                                                                       31,356
       1,800   FedEx Corporation                                                                                  147,384
         700   Fluor Corporation(c)                                                                                31,885
       1,200   General Dynamics Corporation                                                                       118,584
      69,600   General Electric Company                                                                         2,314,198
         900   Goodrich Corporation                                                                                29,097
       1,000   H&R Block, Inc.                                                                                     49,130
       5,500   Honeywell International, Inc.                                                                      206,855
       1,800   Illinois Tool Works, Inc.                                                                          162,936
       1,000   Ingersoll-Rand Company                                                                              68,690
         800   ITT Industries, Inc.                                                                                63,960
       2,700   Lockheed Martin Corporation                                                                        143,073
       2,600   Masco Corporation                                                                                   78,624
         900   Monster Worldwide, Inc.(b)                                                                          19,881
         600   Navistar International Corporation(b)                                                               21,570
       2,400   Norfolk Southern Corporation                                                                        64,056
       2,134   Northrop Grumman Corporation                                                                       112,248
       1,125   PACCAR, Inc.                                                                                        67,455
       1,300   Pall Corporation                                                                                    30,121
       1,000   Parker-Hannifin Corporation                                                                         57,380
       1,700   Pitney Bowes, Inc.                                                                                  71,740
       1,000   Power-One, Inc.(b)                                                                                   8,770
       1,700   R.R. Donnelley and Sons Company                                                                     53,958
       2,700   Raytheon Company                                                                                    90,585
       1,200   Robert Half International, Inc.                                                                     33,384
       1,100   Rockwell Automation, Inc.                                                                           41,151
       1,100   Rockwell Collins, Inc.                                                                              37,642
         800   Ryder System, Inc.                                                                                  34,320
       5,000   Southwest Airlines Company                                                                          72,350
         800   Textron, Inc.                                                                                       49,040
         800   Thomas & Betts Corporation                                                                          21,040
      13,138   Tyco International, Ltd.                                                                           407,278
       1,500   Union Pacific Corporation                                                                           84,510
       7,000   United Parcel Service, Inc.                                                                        503,720
       3,200   United Technologies Corporation                                                                    299,200
         900   W.W. Grainger, Inc.(c)                                                                              47,655
       3,600   Waste Management, Inc.                                                                             101,304
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                7,759,337
=========================================================================================================================

Information Technology (15.3%)
-------------------------------------------------------------------------------------------------------------------------
       5,300   ADC Telecommunications, Inc.(b,c)                                                                   12,720
       1,400   Adobe Systems, Inc.                                                                                 59,052
       2,100   Advanced Micro Devices, Inc.(b,c)                                                                   26,229
         800   Affiliated Computer Services, Inc.(b)                                                               41,520
       3,100   Agilent Technologies, Inc.(b)                                                                       73,811
       2,300   Altera Corporation(b)                                                                               47,886
       2,300   Analog Devices, Inc.                                                                                91,310
       1,300   Andrew Corporation(b)                                                                               14,105
       2,400   Apple Computer, Inc.(b)                                                                             77,616
      11,000   Applied Materials, Inc.(b)                                                                         186,670
       2,300   Applied Micro Circuits Corporation(b)                                                                8,280
         700   Autodesk, Inc.                                                                                      28,140
       3,800   Automatic Data Processing, Inc.                                                                    159,524
       2,725   Avaya, Inc.(b)                                                                                      39,921
       1,800   BMC Software, Inc.(b)                                                                               28,224
       2,000   Broadcom Corporation(b)                                                                             70,720
       3,600   CIENA Corporation(b)                                                                                10,152
      44,400   Cisco Systems, Inc.(b)                                                                             926,184
       1,200   Citrix Systems, Inc.(b)                                                                             21,144
       3,600   Computer Associates International, Inc.                                                             90,864
       1,100   Computer Sciences Corporation(b)                                                                    51,975
       2,400   Compuware Corporation(b)                                                                            11,856
       1,200   Comverse Technology, Inc.(b)                                                                        20,472
       1,400   Convergys Corporation(b)                                                                            18,536
       8,900   Corning, Inc.(b)                                                                                   110,004
      16,400   Dell, Inc.(b)                                                                                      581,708
       1,800   Electronic Arts, Inc.                                                                               90,234
       3,100   Electronic Data Systems Corporation                                                                 57,288
      15,800   EMC Corporation(b)                                                                                 173,326
       5,703   First Data Corporation                                                                             254,411
       1,150   Fiserv, Inc.(b)                                                                                     39,399
       2,700   Gateway, Inc.(b)                                                                                    12,150
      19,841   Hewlett-Packard Company                                                                            399,796
      42,600   Intel Corporation                                                                                1,038,588
      11,100   International Business Machines Corporation                                                        966,477
       1,100   Intuit, Inc.(b)                                                                                     41,184
       1,200   Jabil Circuit, Inc.(b)                                                                              26,100
       9,200   JDS Uniphase Corporation(b)                                                                         31,740
       1,200   KLA-Tencor Corporation(b)                                                                           49,452
         700   Lexmark International, Inc.(b)                                                                      61,950
       1,800   Linear Technology Corporation                                                                       70,380
       2,700   LSI Logic Corporation(b,c)                                                                          13,743
      28,100   Lucent Technologies, Inc.(b,c)                                                                      85,705
       2,000   Maxim Integrated Products, Inc.                                                                     96,200
         700   Mercury Interactive Corporation(b)                                                                  25,592
       3,800   Micron Technology, Inc.(b)                                                                          51,414
      70,900   Microsoft Corporation                                                                            2,017,814
       1,300   Molex, Inc.                                                                                         37,648
      15,400   Motorola, Inc.                                                                                     245,322
       2,200   National Semiconductor Corporation                                                                  37,730
         900   NCR Corporation(b)                                                                                  41,787
       2,100   Network Appliance, Inc.(b)                                                                          40,551
       2,300   Novell, Inc.(b)                                                                                     15,732
       1,000   Novellus Systems, Inc.(b)                                                                           27,000
       1,100   NVIDIA Corporation(b)                                                                               16,940
      34,000   Oracle Corporation(b)                                                                              357,340
       2,100   Parametric Technology Corporation(b)                                                                 9,534
       2,400   Paychex, Inc.                                                                                       73,704
       2,200   PeopleSoft, Inc.(b)                                                                                 39,644
       1,200   PerkinElmer, Inc.                                                                                   21,096
       1,500   PMC-Sierra, Inc.(b)                                                                                 17,820
         600   QLogic Corporation(b)                                                                               14,670
       5,300   QUALCOMM, Inc.                                                                                     366,124
       1,100   Sabre Holdings Corporation                                                                          28,083
       3,200   Sanmina-SCI Corporation(b)                                                                          23,488
       1,000   Scientific-Atlanta, Inc.                                                                            30,750
       3,000   Siebel Systems, Inc.(b)                                                                             24,180
       6,000   Solectron Corporation(b)                                                                            33,000
      21,500   Sun Microsystems, Inc.(b)                                                                           84,925
       1,700   SunGard Data Systems, Inc.(b)                                                                       39,627
       2,000   Symantec Corporation                                                                                93,520
       1,450   Symbol Technologies, Inc.                                                                           18,980
       1,000   Tektronix, Inc.                                                                                     30,400
       2,500   Tellabs, Inc.(b)                                                                                    22,275
       1,600   Teradyne, Inc.(b)                                                                                   27,360
      11,300   Texas Instruments, Inc.                                                                            241,029
       2,300   Unisys Corporation(b)                                                                               23,552
       2,700   VERITAS Software Corporation(b)                                                                     51,462
       4,900   Xerox Corporation(b)                                                                                67,914
       2,100   Xilinx, Inc.(b)                                                                                     61,803
       8,900   Yahoo!, Inc.                                                                                       274,120
-------------------------------------------------------------------------------------------------------------------------
               Total Information   Technology                                                                  10,950,676
=========================================================================================================================

Materials (2.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   Air Products and Chemicals, Inc.                                                                    72,450
       5,600   Alcoa, Inc.                                                                                        179,368
         500   Allegheny Technologies, Inc.(c)                                                                     10,025
         500   Ball Corporation                                                                                    36,090
       1,200   Bemis Company, Inc.                                                                                 31,776
       5,683   Dow Chemical Company                                                                               226,695
       6,100   E.I. du Pont de Nemours and Company                                                                261,507
         800   Eastman Chemical Company                                                                            35,744
       1,800   Ecolab, Inc.                                                                                        54,900
       1,200   Engelhard Corporation                                                                               35,280
       1,000   Freeport-McMoRan Copper & Gold, Inc.                                                                34,850
       1,452   Georgia-Pacific Corporation                                                                         48,787
         800   Great Lakes Chemical Corporation                                                                    19,184
       1,100   Hercules, Inc.(b)                                                                                   12,991
       1,000   International Flavors & Fragrances, Inc.                                                            36,540
       2,900   International Paper Company                                                                        125,367
         800   Louisiana-Pacific Corporation                                                                       18,944
       1,591   MeadWestvaco Corporation                                                                            47,507
       1,584   Monsanto Company                                                                                    57,436
       2,700   Newmont Mining Corporation                                                                         109,269
         400   Nucor Corporation                                                                                   33,460
       1,400   Pactiv Corporation(b)                                                                               33,012
         500   Phelps Dodge Corporation(b)                                                                         38,970
       1,200   PPG Industries, Inc.                                                                                70,740
       1,900   Praxair, Inc.                                                                                       74,955
       1,500   Rohm and Haas Company                                                                               58,800
         700   Sealed Air Corporation(b)                                                                           33,208
         900   Sigma-Aldrich Corporation                                                                           51,696
         700   Temple-Inland, Inc.                                                                                 47,775
         600   United States Steel Corporation                                                                     22,884
       1,100   Vulcan Materials Company                                                                            52,382
       1,500   Weyerhaeuser Company                                                                                93,000
       1,000   Worthington Industries, Inc.                                                                        20,480
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,086,072
=========================================================================================================================

Utilities (2.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,900   AES Corporation(b)                                                                                  37,635
       1,100   Allegheny Energy, Inc.(b,c)                                                                         16,324
       1,500   Ameren Corporation                                                                                  67,035
       2,300   American Electric Power Company, Inc.                                                               71,553
       2,500   Calpine Corporation(b,c)                                                                             9,650
       2,200   CenterPoint Energy, Inc.(c)                                                                         25,542
       1,600   Cinergy Corporation                                                                                 61,200
       1,400   CMS Energy Corporation(b,c)                                                                         12,642
       1,800   Consolidated Edison, Inc.                                                                           73,746
       1,400   Constellation Energy Group, Inc.                                                                    53,970
       1,900   Dominion Resources, Inc.                                                                           120,574
       1,400   DTE Energy Company                                                                                  56,238
       5,600   Duke Energy Corporation                                                                            120,400
       2,300   Dynegy, Inc.(c)                                                                                      9,660
       1,900   Edison International, Inc.                                                                          50,920
       1,500   Entergy Corporation                                                                                 86,250
       3,950   Exelon Corporation                                                                                 137,855
       1,900   FirstEnergy Corporation                                                                             74,290
       1,300   FPL Group, Inc.                                                                                     87,529
       1,500   KeySpan Corporation                                                                                 53,985
         700   Nicor, Inc.(c)                                                                                      23,177
       2,137   NiSource, Inc.                                                                                      44,236
       2,500   Pacific Gas & Electric Corporation(b)                                                               71,350
         700   Peoples Energy Corporation(c)                                                                       27,300
       1,000   Pinnacle West Capital Corporation                                                                   40,500
       1,300   PPL Corporation                                                                                     60,255
       1,727   Progress Energy, Inc.                                                                               72,776
       1,700   Public Service Enterprise Group, Inc.                                                               66,300
       1,800   Sempra Energy                                                                                       64,350
       4,400   Southern Company                                                                                   128,832
       1,600   TECO Energy, Inc.(c)                                                                                20,640
       1,800   TXU Corporation                                                                                     71,388
       2,655   Xcel Energy, Inc.                                                                                   45,400
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,963,502
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $71,205,359)                                                           67,293,962
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (1.0%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     737,625   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A          $737,625
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $737,625)                                        737,625
=========================================================================================================================
      Shares   Short-Term Investments (4.8%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,426,478   Thrivent Money Market Fund(e)                                    0.956%              N/A        $3,426,478
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 3,426,478
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $75,369,462)                                                           $71,458,065
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At July 31, 2004, $182,400 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition,
    $3,426,478 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Futures            35          September 2004         Long       $1,926,925         $1,930,714      $3,789

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Index Fund-I

Schedule of Investments

As of July 31, 2004
 (unaudited)

Large Cap Index Fund-I
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (96.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (3.5%)
-------------------------------------------------------------------------------------------------------------------------
         857   ALLTEL Corporation                                                                                 $44,564
       2,187   AT&T Corporation                                                                                    33,024
       7,460   AT&T Wireless Services, Inc.(b)                                                                    107,722
       5,054   BellSouth Corporation                                                                              136,913
         404   CenturyTel, Inc.                                                                                    12,520
         807   Citizens Communications Company(b,c)                                                                11,621
       2,978   Nextel Communications, Inc.(b)                                                                      67,779
       4,836   Qwest Communications International, Inc.(b)                                                         18,812
       9,098   SBC Communications, Inc.                                                                           230,543
       3,887   Sprint Corporation (FON Group)                                                                      72,609
       7,574   Verizon Communications, Inc.                                                                       291,902
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    1,028,009
=========================================================================================================================

Consumer Discretionary (10.5%)
-------------------------------------------------------------------------------------------------------------------------
         708   Autonation, Inc.(b)                                                                                 11,413
         152   AutoZone, Inc.(b)                                                                                   11,734
         757   Bed Bath & Beyond, Inc.(b)                                                                          26,790
         861   Best Buy Company, Inc.                                                                              41,466
         502   Big Lots, Inc.(b)                                                                                    6,144
         301   Black & Decker Corporation                                                                          21,043
         401   Boise Cascade Corporation                                                                           12,932
         302   Brunswick Corporation                                                                               11,787
       1,665   Carnival Corporation                                                                                77,606
         302   Centex Corporation                                                                                  12,811
         654   Circuit City Stores, Inc.                                                                            9,221
       1,615   Clear Channel Communications, Inc.                                                                  57,656
       6,116   Comcast Corporation(b)                                                                             167,578
         251   Cooper Tire & Rubber Company                                                                         5,886
         504   Dana Corporation                                                                                     9,722
         480   Darden Restaurants, Inc.                                                                            10,238
       1,515   Delphi Corporation                                                                                  14,408
         301   Dillard's, Inc.(c)                                                                                   6,860
         871   Dollar General Corporation                                                                          16,810
         400   Dow Jones & Company, Inc.                                                                           16,952
         758   Eastman Kodak Company                                                                               20,079
       1,716   eBay, Inc.                                                                                         134,414
         505   Family Dollar Stores, Inc.                                                                          14,069
         503   Federated Department Stores, Inc.                                                                   24,104
       4,954   Ford Motor Company                                                                                  72,923
         454   Fortune Brands, Inc.                                                                                32,770
         704   Gannett Company, Inc.                                                                               58,531
       2,474   Gap, Inc.                                                                                           56,160
       1,465   General Motors Corporation                                                                          63,200
         554   Genuine Parts Company                                                                               20,902
         603   Goodyear Tire & Rubber Company(b,c)                                                                  6,603
         808   Harley-Davidson, Inc.                                                                               48,375
         402   Harrah's Entertainment, Inc.                                                                        18,689
         604   Hasbro, Inc.                                                                                        10,975
         961   Hilton Hotels Corporation                                                                           17,135
       6,067   Home Depot, Inc.                                                                                   204,579
         908   International Game Technology                                                                       29,365
       1,060   Interpublic Group of Companies, Inc.(b)                                                             13,557
         756   J.C. Penney Company, Inc.                                                                           30,240
         504   Johnson Controls, Inc.                                                                              28,451
         354   Jones Apparel Group, Inc.                                                                           13,222
         200   KB Home                                                                                             12,810
         401   Knight-Ridder, Inc.                                                                                 26,382
         858   Kohl's Corporation(b)                                                                               39,262
         604   Leggett & Platt, Inc.                                                                               16,338
       1,264   Limited Brands, Inc.                                                                                25,836
         403   Liz Claiborne, Inc.                                                                                 14,585
       2,074   Lowe's Companies, Inc.                                                                             101,045
         555   Marriott International, Inc.                                                                        27,084
       1,162   Mattel, Inc.                                                                                        20,358
         756   May Department Stores Company                                                                       20,057
         250   Maytag Corporation                                                                                   5,125
       3,385   McDonald's Corporation                                                                              93,088
         604   McGraw-Hill Companies, Inc.                                                                         45,336
         200   Meredith Corporation                                                                                10,576
         454   New York Times Company                                                                              18,886
         756   Newell Rubbermaid, Inc.                                                                             16,330
         657   NIKE, Inc.                                                                                          47,770
         352   Nordstrom, Inc.                                                                                     15,453
         807   Office Depot, Inc.(b)                                                                               13,235
         503   Omnicom Group, Inc.                                                                                 36,226
         302   Pulte Homes, Inc.                                                                                   16,498
         503   RadioShack Corporation                                                                              14,059
         200   Reebok International, Ltd.                                                                           6,812
         658   Sears, Roebuck and Company                                                                          24,135
         553   Sherwin-Williams Company                                                                            22,330
         200   Snap-On, Inc.                                                                                        6,422
         401   Stanley Works                                                                                       17,002
       1,312   Staples, Inc.                                                                                       37,891
       1,010   Starbucks Corporation(b)                                                                            47,430
         506   Starwood Hotels & Resorts Worldwide, Inc.                                                           22,770
       2,428   Target Corporation                                                                                 105,861
         404   Tiffany & Company                                                                                   14,443
      12,486   Time Warner, Inc.(b)                                                                               207,892
       1,316   TJX Companies, Inc.                                                                                 30,887
         554   Toys 'R' Us, Inc.(b)                                                                                 9,119
         906   Tribune Company                                                                                     38,460
         806   Univision Communications, Inc.(b)                                                                   23,350
         402   VF Corporation                                                                                      20,104
       4,823   Viacom, Inc.                                                                                       162,005
         529   Visteon Corporation                                                                                  5,438
       5,611   Walt Disney Company                                                                                129,558
         402   Wendy's International, Inc.                                                                         14,380
         251   Whirlpool Corporation                                                                               15,672
         759   Yum! Brands, Inc.                                                                                   29,138
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     3,094,838
=========================================================================================================================

Consumer Staples (10.6%)
-------------------------------------------------------------------------------------------------------------------------
         250   Adolph Coors Company(c)                                                                             17,190
         301   Alberto-Culver Company                                                                              14,033
       1,059   Albertson's, Inc.                                                                                   25,829
       5,609   Altria Group, Inc.                                                                                 266,988
       2,225   Anheuser-Busch Companies, Inc.                                                                     115,478
       1,738   Archer-Daniels-Midland Company                                                                      26,817
       1,212   Avon Products, Inc.                                                                                 52,128
         500   Brown-Forman Corporation(c)                                                                         23,255
       1,160   Campbell Soup Company                                                                               29,684
         605   Clorox Company                                                                                      30,111
       6,723   Coca-Cola Company                                                                                  294,871
       1,211   Coca-Cola Enterprises, Inc.                                                                         24,704
       1,465   Colgate-Palmolive Company                                                                           77,938
       1,412   ConAgra Foods, Inc.                                                                                 36,712
       1,261   Costco Wholesale Corporation                                                                        51,272
       1,010   CVS Corporation                                                                                     42,289
         960   General Mills, Inc.                                                                                 43,104
       2,680   Gillette Company                                                                                   104,466
       1,059   H.J. Heinz Company                                                                                  39,067
         804   Hershey Foods Corporation                                                                           38,946
       1,060   Kellogg Company                                                                                     44,160
       1,364   Kimberly-Clark Corporation                                                                          87,391
       1,972   Kroger Company(b)                                                                                   31,158
         504   McCormick & Company, Inc.                                                                           18,028
         708   Pepsi Bottling Group, Inc.                                                                          19,718
       4,697   PepsiCo, Inc.                                                                                      234,850
       7,074   Procter & Gamble Company                                                                           368,909
         402   R.J. Reynolds Tobacco Holdings(c)                                                                   28,924
       1,161   Safeway, Inc.(b)                                                                                    24,532
       2,122   Sara Lee Corporation                                                                                46,599
         552   SUPERVALU, Inc.                                                                                     15,765
       1,768   SYSCO Corporation                                                                                   60,908
         503   UST, Inc.                                                                                           19,089
      11,882   Wal-Mart Stores, Inc.                                                                              629,865
       2,729   Walgreen Company                                                                                    99,336
         705   William Wrigley Jr. Company                                                                         42,582
         303   Winn-Dixie Stores, Inc.(c)                                                                           1,915
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           3,128,611
=========================================================================================================================

Energy (6.8%)
-------------------------------------------------------------------------------------------------------------------------
         251   Amerada Hess Corporation                                                                            20,921
         620   Anadarko Petroleum Corporation                                                                      37,070
         846   Apache Corporation                                                                                  39,364
         351   Ashland, Inc.                                                                                       18,347
       1,008   Baker Hughes, Inc.                                                                                  40,622
         455   BJ Services Company(b)                                                                              22,595
       1,010   Burlington Resources, Inc.                                                                          38,552
       2,886   ChevronTexaco Corporation                                                                          276,046
       1,862   ConocoPhillips Company                                                                             146,670
         656   Devon Energy Corporation                                                                            45,585
       1,675   El Paso Corporation                                                                                 13,216
         303   EOG Resources, Inc.                                                                                 19,256
      18,005   Exxon Mobil Corporation                                                                            833,632
       1,162   Halliburton Company                                                                                 36,894
         451   Kerr-McGee Corporation                                                                              23,678
         453   Kinder Morgan, Inc.                                                                                 27,185
         907   Marathon Oil Corporation                                                                            34,167
         453   Nabors Industries, Ltd.(b)                                                                          21,064
         504   Noble Corporation(b)                                                                                19,515
       1,061   Occidental Petroleum Corporation                                                                    52,275
         301   Rowan Companies, Inc.(b)                                                                             7,350
       1,615   Schlumberger, Ltd.                                                                                 103,877
         301   Sunoco, Inc.                                                                                        20,519
         857   Transocean, Inc.(b)                                                                                 24,339
         656   Unocal Corporation                                                                                  25,427
         300   Valero Energy Corporation                                                                           22,476
       1,363   Williams Companies, Inc.                                                                            16,560
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,987,202
=========================================================================================================================

Financials (19.9%)
-------------------------------------------------------------------------------------------------------------------------
         757   ACE, Ltd.                                                                                           30,727
       1,363   AFLAC, Inc.                                                                                         54,029
       1,870   Allstate Corporation                                                                                88,040
         303   Ambac Financial Group, Inc.                                                                         21,546
       3,488   American Express Company                                                                           175,272
       7,127   American International Group, Inc.                                                                 503,523
       1,159   AmSouth Bancorporation                                                                              28,430
         807   Aon Corporation                                                                                     21,337
         353   Apartment Investment & Management Company(c)                                                        11,285
       5,567   Bank of America Corporation                                                                        473,251
       2,072   Bank of New York Company, Inc.                                                                      59,529
       1,512   BB&T Corporation                                                                                    58,560
         352   Bear Stearns Companies, Inc.                                                                        29,364
         605   Capital One Financial Corporation                                                                   41,939
       3,687   Charles Schwab Corporation                                                                          32,372
         714   Charter One Financial, Inc.                                                                         31,709
         553   Chubb Corporation                                                                                   38,035
         529   Cincinnati Financial Corporation                                                                    21,097
      14,260   Citigroup, Inc.                                                                                    628,723
         553   Comerica, Inc.                                                                                      32,334
         703   Countrywide Financial Corporation                                                                   50,686
       1,000   E*TRADE Group, Inc.(b)                                                                              11,070
       1,112   Equity Office Properties Trust                                                                      28,856
         858   Equity Residential REIT                                                                             25,354
       1,819   Federal Home Loan Mortgage Corporation                                                             116,980
       2,628   Federal National Mortgage Corporation                                                              186,483
         303   Federated Investors, Inc.                                                                            8,517
       1,507   Fifth Third Bancorp                                                                                 74,386
         454   First Horizon National Corporation                                                                  19,681
         755   Franklin Resources, Inc.                                                                            36,429
         453   Golden West Financial Corporation                                                                   48,430
       1,313   Goldman Sachs Group, Inc.                                                                          115,793
         756   Hartford Financial Services Group, Inc.                                                             49,216
         826   Huntington Bancshares, Inc.(c)                                                                      20,204
       9,678   J.P. Morgan Chase & Company                                                                        361,280
         806   Janus Capital Group, Inc.                                                                           10,688
         430   Jefferson-Pilot Corporation                                                                         20,717
       1,210   KeyCorp                                                                                             36,518
         705   Lehman Brothers Holdings, Inc.                                                                      49,420
         653   Lincoln National Corporation                                                                        28,536
         454   Loews Corporation                                                                                   25,710
         400   M&T Bank Corporation                                                                                37,292
       1,366   Marsh & McLennan Companies, Inc.                                                                    60,623
         806   Marshall & Ilsley Corporation                                                                       30,958
         429   MBIA, Inc.                                                                                          23,157
       3,515   MBNA Corporation                                                                                    86,785
       1,161   Mellon Financial Corporation                                                                        31,904
       2,578   Merrill Lynch & Company, Inc.                                                                      128,178
       2,070   MetLife, Inc.                                                                                       73,837
         251   MGIC Investment Corporation                                                                         17,821
         353   Moody's Corporation                                                                                 24,039
       3,031   Morgan Stanley and Company                                                                         149,519
       1,816   National City Corporation                                                                           66,284
         505   North Fork Bancorporation, Inc.(c)                                                                  19,720
         804   Northern Trust Corporation                                                                          32,265
         556   Plum Creek Timber Company, Inc.                                                                     17,447
         755   PNC Financial Services Group, Inc.                                                                  38,203
       1,060   Principal Financial Group, Inc.                                                                     36,029
         506   Progressive Corporation                                                                             38,770
         700   ProLogis Trust                                                                                      23,828
         706   Providian Financial Corporation(b)                                                                   9,771
       1,467   Prudential Financial, Inc.                                                                          68,304
       1,523   Regions Financial Corporation                                                                       45,218
         402   SAFECO Corporation                                                                                  18,918
         555   Simon Property Group, Inc.                                                                          28,644
       1,162   SLM Corporation                                                                                     44,063
       1,060   SouthTrust Corporation                                                                              41,117
         900   Sovereign Bancorp, Inc.                                                                             19,593
       1,753   St. Paul Travelers Companies, Inc.                                                                  64,984
         908   State Street Corporation                                                                            38,871
         756   SunTrust Banks, Inc.(c)                                                                             49,858
       1,008   Synovus Financial Corporation                                                                       25,674
         351   T. Rowe Price Group, Inc.                                                                           16,223
         452   Torchmark Corporation                                                                               23,631
       5,269   U.S. Bancorp                                                                                       149,113
         857   UnumProvident Corporation                                                                           13,669
       3,537   Wachovia Corporation                                                                               156,724
       2,478   Washington Mutual, Inc.                                                                             96,146
       4,648   Wells Fargo & Company                                                                              266,842
         304   XL Capital, Ltd.                                                                                    21,487
         252   Zions Bancorporation                                                                                15,246
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 5,856,811
=========================================================================================================================

Health Care (12.6%)
-------------------------------------------------------------------------------------------------------------------------
       4,296   Abbott Laboratories                                                                                169,048
         353   Aetna, Inc.                                                                                         30,287
         303   Allergan, Inc.                                                                                      22,919
         302   AmerisourceBergen Corporation                                                                       16,326
       3,507   Amgen, Inc.(b)                                                                                     199,478
         305   Anthem, Inc.(b)                                                                                     25,153
         654   Applera Corporation -- Applied Biosystems Group                                                     13,531
         301   Bausch & Lomb, Inc.                                                                                 18,539
       1,669   Baxter International, Inc.                                                                          50,187
         606   Becton, Dickinson and Company                                                                       28,621
         905   Biogen Idec, Inc.(b)                                                                                54,300
         644   Biomet, Inc.                                                                                        28,330
       2,222   Boston Scientific Corporation                                                                       85,014
       5,356   Bristol-Myers Squibb Company                                                                       122,652
         302   C.R. Bard, Inc.                                                                                     16,670
       1,137   Cardinal Health, Inc.                                                                               50,596
       1,200   Caremark Rx, Inc.(b)                                                                                36,600
         504   Chiron Corporation(b)                                                                               23,098
         304   CIGNA Corporation                                                                                   18,851
       3,083   Eli Lilly and Company                                                                              196,449
         300   Express Scripts, Inc.(b)                                                                            19,680
       1,012   Forest Laboratories, Inc.(b)                                                                        50,893
         606   Genzyme Corporation(b)                                                                              31,076
         600   Gilead Sciences, Inc.(b)                                                                            38,784
         806   Guidant Corporation                                                                                 44,588
       1,363   HCA, Inc.                                                                                           52,680
         657   Health Management Associates, Inc.                                                                  13,179
         509   Hospira, Inc.(b)                                                                                    13,188
         454   Humana, Inc.(b)                                                                                      8,222
         654   IMS Health, Inc.                                                                                    15,853
       8,135   Johnson & Johnson                                                                                  449,621
         573   King Pharmaceuticals, Inc.(b)                                                                        6,469
         351   Manor Care, Inc.                                                                                    10,969
         756   McKesson Corporation                                                                                24,321
         741   Medco Health Solutions, Inc.(b)                                                                     22,452
         607   MedImmune, Inc.(b)                                                                                  13,985
       3,334   Medtronic, Inc.                                                                                    165,600
       6,117   Merck & Company, Inc.                                                                              277,406
         150   Millipore Corporation(b)                                                                             7,904
         800   Mylan Laboratories, Inc.                                                                            11,856
      20,981   Pfizer, Inc.                                                                                       670,553
         203   Quest Diagnostics, Inc.                                                                             16,662
       4,043   Schering-Plough Corporation                                                                         78,677
         456   St. Jude Medical, Inc.(b)                                                                           31,067
       1,008   Stryker Corporation                                                                                 48,061
       1,190   Tenet Healthcare Corporation(b)                                                                     13,304
         554   Thermo Electron Corporation(b)                                                                      14,249
       1,716   UnitedHealth Group, Inc.                                                                           107,936
         354   Waters Corporation(b)                                                                               15,534
         301   Watson Pharmaceuticals, Inc.(b)                                                                      7,588
         355   WellPoint Health Networks, Inc.(b)                                                                  35,890
       3,639   Wyeth Corporation                                                                                  128,821
         639   Zimmer Holdings, Inc.(b)                                                                            48,762
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                3,702,479
=========================================================================================================================

Industrials (11.2%)
-------------------------------------------------------------------------------------------------------------------------
       2,124   3M Company                                                                                         174,933
         854   Allied Waste Industries, Inc.(b)                                                                     7,891
         505   American Power Conversion Corporation                                                                7,626
         556   American Standard Companies, Inc.                                                                   21,067
         455   Apollo Group, Inc. (University of Phoenix Online)                                                   38,015
         402   Avery Dennison Corporation(c)                                                                       24,349
       2,274   Boeing Company                                                                                     115,406
         958   Burlington Northern Santa Fe Corporation                                                            33,990
         859   Caterpillar, Inc.                                                                                   63,128
       2,729   Cendant Corporation                                                                                 62,440
         405   Cintas Corporation                                                                                  16,994
         352   Cooper Industries, Ltd.                                                                             20,018
         200   Crane Company                                                                                        5,564
         654   CSX Corporation                                                                                     20,470
         150   Cummins, Inc.(c)                                                                                    10,414
         804   Danaher Corporation(c)                                                                              40,723
         655   Deere & Company                                                                                     41,141
         502   Delta Air Lines, Inc.(b,c)                                                                           2,605
         201   Deluxe Corporation                                                                                   8,854
         654   Dover Corporation                                                                                   25,951
         504   Eaton Corporation                                                                                   32,579
       1,161   Emerson Electric Company                                                                            70,473
         503   Equifax, Inc.                                                                                       12,132
         807   FedEx Corporation                                                                                   66,077
         302   Fluor Corporation(c)                                                                                13,756
         454   General Dynamics Corporation                                                                        44,864
      29,050   General Electric Company                                                                           965,909
         401   Goodrich Corporation                                                                                12,964
         455   H&R Block, Inc.                                                                                     22,354
       2,324   Honeywell International, Inc.                                                                       87,406
         807   Illinois Tool Works, Inc.                                                                           73,050
         404   Ingersoll-Rand Company                                                                              27,751
         352   ITT Industries, Inc.                                                                                28,142
       1,162   Lockheed Martin Corporation                                                                         61,574
       1,161   Masco Corporation                                                                                   35,109
         301   Monster Worldwide, Inc.(b)                                                                           6,649
         150   Navistar International Corporation(b)                                                                5,392
       1,110   Norfolk Southern Corporation                                                                        29,626
         946   Northrop Grumman Corporation                                                                        49,760
         443   PACCAR, Inc.                                                                                        26,562
         351   Pall Corporation                                                                                     8,133
         352   Parker-Hannifin Corporation                                                                         20,198
         755   Pitney Bowes, Inc.                                                                                  31,861
         251   Power-One, Inc.(b,c)                                                                                 2,201
         701   R.R. Donnelley and Sons Company                                                                     22,250
       1,159   Raytheon Company                                                                                    38,884
         605   Robert Half International, Inc.                                                                     16,831
         554   Rockwell Automation, Inc.                                                                           20,725
         554   Rockwell Collins, Inc.                                                                              18,958
         300   Ryder System, Inc.                                                                                  12,870
       2,095   Southwest Airlines Company                                                                          30,315
         302   Textron, Inc.                                                                                       18,513
         200   Thomas & Betts Corporation                                                                           5,260
       5,461   Tyco International, Ltd.                                                                           169,291
         656   Union Pacific Corporation                                                                           36,959
       3,084   United Parcel Service, Inc.                                                                        221,925
       1,411   United Technologies Corporation                                                                    131,928
         352   W.W. Grainger, Inc.(c)                                                                              18,638
       1,564   Waste Management, Inc.                                                                              44,011
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                3,283,459
=========================================================================================================================

Information Technology (15.7%)
-------------------------------------------------------------------------------------------------------------------------
       2,372   ADC Telecommunications, Inc.(b,c)                                                                    5,693
         655   Adobe Systems, Inc.                                                                                 27,628
         907   Advanced Micro Devices, Inc.(b,c)                                                                   11,328
         400   Affiliated Computer Services, Inc.(b)                                                               20,760
       1,251   Agilent Technologies, Inc.(b)                                                                       29,786
         959   Altera Corporation(b)                                                                               19,966
       1,010   Analog Devices, Inc.                                                                                40,097
         451   Andrew Corporation(b)                                                                                4,893
       1,010   Apple Computer, Inc.(b)                                                                             32,663
       4,602   Applied Materials, Inc.(b)                                                                          78,096
       1,058   Applied Micro Circuits Corporation(b)                                                                3,809
         302   Autodesk, Inc.                                                                                      12,140
       1,565   Automatic Data Processing, Inc.                                                                     65,699
       1,218   Avaya, Inc.(b)                                                                                      17,844
         707   BMC Software, Inc.(b)                                                                               11,086
         855   Broadcom Corporation(b)                                                                             30,233
       1,560   CIENA Corporation(b)                                                                                 4,399
      18,614   Cisco Systems, Inc.(b)                                                                             388,288
         503   Citrix Systems, Inc.(b)                                                                              8,863
       1,565   Computer Associates International, Inc.                                                             39,501
         504   Computer Sciences Corporation(b)                                                                    23,814
       1,159   Compuware Corporation(b)                                                                             5,725
         554   Comverse Technology, Inc.(b)                                                                         9,451
         504   Convergys Corporation(b)                                                                             6,673
       3,733   Corning, Inc.(b)                                                                                    46,140
       6,976   Dell, Inc.(b)                                                                                      247,439
         808   Electronic Arts, Inc.                                                                               40,505
       1,312   Electronic Data Systems Corporation                                                                 24,246
       6,715   EMC Corporation(b)                                                                                  73,664
       2,365   First Data Corporation                                                                             105,503
         480   Fiserv, Inc.(b)                                                                                     16,445
       1,057   Gateway, Inc.(b)                                                                                     4,756
       8,407   Hewlett-Packard Company                                                                            169,401
      17,849   Intel Corporation                                                                                  435,159
       4,648   International Business Machines Corporation                                                        404,701
         455   Intuit, Inc.(b)                                                                                     17,035
         605   Jabil Circuit, Inc.(b)                                                                              13,159
       3,941   JDS Uniphase Corporation(b)                                                                         13,596
         504   KLA-Tencor Corporation(b)                                                                           20,770
         351   Lexmark International, Inc.(b)                                                                      31,064
         857   Linear Technology Corporation                                                                       33,509
       1,208   LSI Logic Corporation(b)                                                                             6,149
      11,816   Lucent Technologies, Inc.(b,c)                                                                      36,039
         859   Maxim Integrated Products, Inc.                                                                     41,318
         301   Mercury Interactive Corporation(b)                                                                  11,005
       1,666   Micron Technology, Inc.(b)                                                                          22,541
      29,725   Microsoft Corporation                                                                              845,974
         467   Molex, Inc.                                                                                         13,524
       6,451   Motorola, Inc.                                                                                     102,764
         908   National Semiconductor Corporation                                                                  15,572
         351   NCR Corporation(b)                                                                                  16,297
         908   Network Appliance, Inc.(b)                                                                          17,533
       1,009   Novell, Inc.(b)                                                                                      6,902
         453   Novellus Systems, Inc.(b)                                                                           12,231
         455   NVIDIA Corporation(b)                                                                                7,007
      14,357   Oracle Corporation(b)                                                                              150,892
         806   Parametric Technology Corporation(b)                                                                 3,659
         985   Paychex, Inc.                                                                                       30,249
         907   PeopleSoft, Inc.(b)                                                                                 16,344
         552   PerkinElmer, Inc.                                                                                    9,704
         604   PMC-Sierra, Inc.(b)                                                                                  7,176
         351   QLogic Corporation(b)                                                                                8,582
       2,171   QUALCOMM, Inc.                                                                                     149,973
         489   Sabre Holdings Corporation                                                                          12,484
       1,413   Sanmina-SCI Corporation(b)                                                                          10,371
         453   Scientific-Atlanta, Inc.                                                                            13,930
       1,362   Siebel Systems, Inc.(b)                                                                             10,978
       2,672   Solectron Corporation(b)                                                                            14,696
       9,096   Sun Microsystems, Inc.(b)                                                                           35,929
         708   SunGard Data Systems, Inc.(b)                                                                       16,503
         810   Symantec Corporation                                                                                37,876
         630   Symbol Technologies, Inc.                                                                            8,247
         301   Tektronix, Inc.                                                                                      9,150
       1,160   Tellabs, Inc.(b)                                                                                    10,336
         554   Teradyne, Inc.(b)                                                                                    9,473
       4,698   Texas Instruments, Inc.                                                                            100,208
         857   Unisys Corporation(b)                                                                                8,776
       1,160   VERITAS Software Corporation(b)                                                                     22,110
       2,171   Xerox Corporation(b)                                                                                30,090
         906   Xilinx, Inc.(b)                                                                                     26,664
       3,628   Yahoo!, Inc.                                                                                       111,742
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     4,616,525
=========================================================================================================================

Materials (3.0%)
-------------------------------------------------------------------------------------------------------------------------
         556   Air Products and Chemicals, Inc.                                                                    28,773
       2,386   Alcoa, Inc.                                                                                         76,424
         251   Allegheny Technologies, Inc.                                                                         5,033
         201   Ball Corporation                                                                                    14,508
         302   Bemis Company, Inc.                                                                                  7,997
       2,518   Dow Chemical Company                                                                               100,443
       2,729   E.I. du Pont de Nemours and Company                                                                116,992
         301   Eastman Chemical Company                                                                            13,449
         704   Ecolab, Inc.                                                                                        21,472
         452   Engelhard Corporation                                                                               13,289
         503   Freeport-McMoRan Copper & Gold, Inc.                                                                17,530
         608   Georgia-Pacific Corporation                                                                         20,429
         151   Great Lakes Chemical Corporation                                                                     3,621
         352   Hercules, Inc.(b)                                                                                    4,157
         351   International Flavors & Fragrances, Inc.                                                            12,826
       1,319   International Paper Company                                                                         57,020
         351   Louisiana-Pacific Corporation                                                                        8,312
         696   MeadWestvaco Corporation                                                                            20,783
         723   Monsanto Company                                                                                    26,216
       1,160   Newmont Mining Corporation                                                                          46,945
         201   Nucor Corporation                                                                                   16,814
         554   Pactiv Corporation(b)                                                                               13,063
         201   Phelps Dodge Corporation(b)                                                                         15,666
         504   PPG Industries, Inc.                                                                                29,711
         808   Praxair, Inc.                                                                                       31,876
         606   Rohm and Haas Company                                                                               23,755
         201   Sealed Air Corporation(b)                                                                            9,535
         351   Sigma-Aldrich Corporation                                                                           20,161
         301   Temple-Inland, Inc.(c)                                                                              20,543
         251   United States Steel Corporation                                                                      9,573
         451   Vulcan Materials Company                                                                            21,477
         605   Weyerhaeuser Company                                                                                37,510
         401   Worthington Industries, Inc.                                                                         8,212
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    874,115
=========================================================================================================================

Utilities (2.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,664   AES Corporation(b)                                                                                  16,058
         352   Allegheny Energy, Inc.(b,c)                                                                          5,224
         703   Ameren Corporation                                                                                  31,417
       1,029   American Electric Power Company, Inc.                                                               32,012
       1,059   Calpine Corporation(b,c)                                                                             4,088
         906   CenterPoint Energy, Inc.(c)                                                                         10,519
         503   Cinergy Corporation                                                                                 19,240
         502   CMS Energy Corporation(b,c)                                                                          4,533
         757   Consolidated Edison, Inc.                                                                           31,014
         603   Constellation Energy Group, Inc.                                                                    23,246
         829   Dominion Resources, Inc.                                                                            52,608
         503   DTE Energy Company                                                                                  20,206
       2,424   Duke Energy Corporation                                                                             52,116
       1,009   Dynegy, Inc.(c)                                                                                      4,238
         858   Edison International, Inc.                                                                          22,994
         706   Entergy Corporation                                                                                 40,595
       1,764   Exelon Corporation                                                                                  61,564
         858   FirstEnergy Corporation                                                                             33,548
         553   FPL Group, Inc.                                                                                     37,233
         454   KeySpan Corporation                                                                                 16,339
         150   Nicor, Inc.(c)                                                                                       4,966
         775   NiSource, Inc.                                                                                      16,042
       1,060   Pacific Gas & Electric Corporation(b)                                                               30,252
         150   Peoples Energy Corporation(c)                                                                        5,850
         301   Pinnacle West Capital Corporation                                                                   12,190
         503   PPL Corporation                                                                                     23,314
         682   Progress Energy, Inc.                                                                               28,739
         706   Public Service Enterprise Group, Inc.                                                               27,534
         659   Sempra Energy                                                                                       23,559
       1,970   Southern Company                                                                                    57,682
         604   TECO Energy, Inc.                                                                                    7,792
         857   TXU Corporation                                                                                     33,989
       1,114   Xcel Energy, Inc.                                                                                   19,049
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    809,750
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $29,026,023)                                                           28,381,799
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (1.1%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     332,531   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A          $332,531
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $332,531)                                        332,531
=========================================================================================================================
      Shares   Short-Term Investments (2.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     684,964   Thrivent Money Market Fund(e)                                    0.956%              N/A          $684,964
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   684,964
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $30,043,518)                                                           $29,399,294
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At July 31, 2004, $35,200 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition,
    $684,964 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Futures             12           September 2004       Long       $660,660           $670,602       $9,942

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Balanced Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Balanced Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

      Shares   Common Stock (52.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Communications Services (1.6%)
-------------------------------------------------------------------------------------------------------------------------
      54,800   AT&T Wireless Services, Inc.(b)                                                                   $791,312
      25,900   BellSouth Corporation                                                                              701,631
       4,500   CenturyTel, Inc.                                                                                   139,455
       8,800   Citizens Communications Company(b,c)                                                               126,720
      37,200   Nextel Communications, Inc.(b)                                                                     846,672
      19,000   Nextel Partners, Inc.(b,c)                                                                         305,330
      10,400   NII Holdings, Inc.(c)                                                                              395,408
      44,899   SBC Communications, Inc.                                                                         1,137,741
      30,849   Sprint Corporation (FON Group)                                                                     576,259
      60,000   Verizon Communications, Inc.                                                                     2,312,400
      10,100   Vodafone Group plc ADR                                                                             219,473
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    7,552,401
=========================================================================================================================

Consumer Discretionary (6.3%)
-------------------------------------------------------------------------------------------------------------------------
       9,900   Abercrombie & Fitch Company                                                                        365,112
      31,600   ADVO, Inc.                                                                                         979,284
      17,950   Aeropostale, Inc.(c,d)                                                                             547,116
      15,200   AnnTaylor Stores Corporation                                                                       407,968
      60,300   Applebee's International, Inc.(c)                                                                1,606,392
      26,900   Autoliv, Inc.                                                                                    1,132,221
       8,000   Bed Bath & Beyond, Inc.(b)                                                                         283,120
      11,100   Best Buy Company, Inc.                                                                             534,576
      13,400   Boyd Gaming Corporation(c)                                                                         352,286
      13,900   Brunswick Corporation                                                                              542,517
      65,900   Carnival Corporation                                                                             3,071,599
      21,400   Charlotte Russe Holding, Inc.(b,c)                                                                 439,556
       3,500   Chico's FAS, Inc.(b)                                                                               146,545
       8,700   D.R. Horton, Inc.                                                                                  240,381
      13,900   E.W. Scripps Company                                                                             1,423,638
      13,400   eBay, Inc.                                                                                       1,049,622
      13,600   Fred's, Inc.(c)                                                                                    245,480
      28,600   Guess ?, Inc.(b,c)                                                                                 463,320
      60,700   Hilton Hotels Corporation                                                                        1,082,281
      39,300   Home Depot, Inc.                                                                                 1,325,196
       4,600   International Speedway Corporation                                                                 239,384
       9,100   J.C. Penney Company, Inc.                                                                          364,000
      10,400   Kohl's Corporation(b)                                                                              475,904
       5,100   Lennar Corporation(c)                                                                              217,668
      93,100   Lions Gate Entertainment Corporation(b,c)                                                          713,146
      24,100   Lowe's Companies, Inc.                                                                           1,174,152
       5,600   Michaels Stores, Inc.                                                                              302,568
      11,200   Nordstrom, Inc.                                                                                    491,680
      14,200   PETsMART, Inc.                                                                                     440,342
      19,200   Select Comfort Corporation(b,c)                                                                    392,256
      25,400   Staples, Inc.                                                                                      733,552
       3,400   Station Casinos, Inc.(c)                                                                           146,880
      30,800   Target Corporation                                                                               1,342,880
      89,500   Viacom, Inc.                                                                                     3,006,305
     120,200   Walt Disney Company                                                                              2,775,418
       5,600   West Marine, Inc.(b,c)                                                                             115,696
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    29,170,041
=========================================================================================================================

Consumer Staples (5.2%)
-------------------------------------------------------------------------------------------------------------------------
      43,900   Altria Group, Inc.                                                                               2,089,640
      19,000   Anheuser-Busch Companies, Inc.                                                                     986,100
      23,900   Archer-Daniels-Midland Company                                                                     368,777
      13,400   Avon Products, Inc.                                                                                576,334
      58,100   Coca-Cola Company                                                                                2,548,266
      11,300   Colgate-Palmolive Company                                                                          601,160
       4,800   Costco Wholesale Corporation                                                                       195,168
       8,300   CVS Corporation                                                                                    347,521
      27,800   Dean Foods Company(b)                                                                            1,028,044
       7,200   Elizabeth Arden, Inc.(b,c)                                                                         141,624
      22,800   General Mills, Inc.                                                                              1,023,720
      13,400   Gillette Company                                                                                   522,332
      12,600   Kellogg Company                                                                                    524,916
      10,700   Kimberly-Clark Corporation                                                                         685,549
      17,100   Kroger Company(b)                                                                                  270,180
       8,500   Pepsi Bottling Group, Inc.                                                                         236,725
      37,500   PepsiCo, Inc.                                                                                    1,875,000
      54,600   Procter & Gamble Company                                                                         2,847,390
       1,900   R.J. Reynolds Tobacco Holdings(c)                                                                  136,705
       9,100   Safeway, Inc.(b)                                                                                   192,283
      10,400   Sara Lee Corporation                                                                               228,384
       7,700   SUPERVALU, Inc.                                                                                    219,912
      14,700   SYSCO Corporation                                                                                  506,415
      99,600   Wal-Mart Stores, Inc.                                                                            5,279,796
      22,200   Walgreen Company                                                                                   808,080
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          24,240,021
=========================================================================================================================

Energy (3.7%)
-------------------------------------------------------------------------------------------------------------------------
      13,518   Apache Corporation                                                                                 628,993
      16,000   BJ Services Company(b)                                                                             794,560
      25,600   ChevronTexaco Corporation                                                                        2,448,640
      14,500   ConocoPhillips Company                                                                           1,142,165
      13,100   Cooper Cameron Corporation(b)                                                                      669,279
       8,600   EOG Resources, Inc.                                                                                546,530
     150,586   Exxon Mobil Corporation                                                                          6,972,136
      10,200   Nabors Industries, Ltd.(b)                                                                         474,300
       6,700   Newfield Exploration Company(b)                                                                    395,769
      17,800   Noble Corporation(b)                                                                               689,216
      23,000   Patterson-UTI Energy, Inc.                                                                         419,290
       5,900   Precision Drilling Corporation(b)                                                                  293,407
      12,600   Schlumberger, Ltd.                                                                                 810,432
       8,300   Smith International, Inc.(b)                                                                       483,724
      10,700   Weatherford International, Ltd.(b)                                                                 500,546
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    17,268,987
=========================================================================================================================

Financials (10.7%)
-------------------------------------------------------------------------------------------------------------------------
       5,650   Affiliated Managers Group, Inc.(c)                                                                 259,392
      17,100   Allstate Corporation                                                                               805,068
       1,600   AMB Property Corporation                                                                            56,224
      26,700   American Capital Strategies, Ltd.                                                                  780,441
       9,600   American Express Company                                                                           482,400
      34,562   American International Group, Inc.                                                               2,441,805
      70,900   Ameritrade Holding Corporation(b)                                                                  786,281
       1,900   Apartment Investment & Management Company                                                           60,743
      25,400   Apollo Investment Corporation(b,c)                                                                 346,202
      51,200   Bank of America Corporation                                                                      4,352,512
       9,100   Bank of New York Company, Inc.                                                                     261,443
         800   Capital Automotive REIT                                                                             23,192
      25,700   CIT Group, Inc.                                                                                    893,332
     118,845   Citigroup, Inc.                                                                                  5,239,876
      10,700   City National Corporation                                                                          690,150
         500   Colonial Properties Trust(c)                                                                        19,000
       8,700   Commercial Capital Bancorp, Inc.(b,c)                                                              191,139
       1,000   Commercial Net Lease Realty, Inc.(c)                                                                17,000
      17,999   Countrywide Financial Corporation                                                                1,297,728
      18,900   Doral Financial Corporation                                                                        741,825
       8,600   East West Bancorp, Inc.                                                                            289,992
         500   Entertainment Properties Trust                                                                      17,680
       8,500   Equity Office Properties Trust                                                                     220,575
       5,900   Equity Residential REIT                                                                            174,345
         600   Essex Property Trust, Inc.                                                                          39,540
      36,500   Federal National Mortgage Corporation                                                            2,590,040
      29,200   Fidelity National Financial, Inc.                                                                1,058,500
       4,300   Franklin Resources, Inc.                                                                           207,475
         500   Gables Residential Trust(c)                                                                         16,525
         500   Glenborough Realty Trust, Inc.                                                                       9,140
      15,600   Goldman Sachs Group, Inc.                                                                        1,375,764
      25,400   Hartford Financial Services Group, Inc.                                                          1,653,540
      32,900   HCC Insurance Holdings, Inc.(c)                                                                    996,870
       1,000   Highwoods Properties, Inc.                                                                          23,200
       1,300   Hospitality Properties Trust(c)                                                                     51,844
      27,300   Investors Financial Services Corporation(c)                                                      1,247,064
      75,092   J.P. Morgan Chase & Company                                                                      2,803,184
         500   Kilroy Realty Corporation                                                                           17,700
      29,700   Knight Trading Group, Inc.(b)                                                                      252,747
       1,600   Legg Mason, Inc.                                                                                   125,664
       5,100   Lehman Brothers Holdings, Inc.                                                                     357,510
       1,000   Lexington Corporate Properties Trust(c)                                                             19,560
       1,900   Liberty Property Trust                                                                              72,960
       1,300   Mack-Cali Realty Corporation                                                                        53,170
      16,800   Main Street Banks, Inc.(c)                                                                         459,816
      13,400   MB Financial, Inc.(c)                                                                              488,296
      48,550   MBNA Corporation                                                                                 1,198,700
      14,275   Mercantile Bank Corporation(c)                                                                     491,916
       1,300   Merrill Lynch & Company, Inc.                                                                       64,636
      17,900   MetLife, Inc.                                                                                      638,493
      27,000   Morgan Stanley and Company                                                                       1,331,910
       2,100   New Plan Excel Realty Trust, Inc.                                                                   49,875
      31,800   North Fork Bancorporation, Inc.(c)                                                               1,241,790
      26,800   PartnerRe, Ltd.                                                                                  1,401,908
       4,000   Plum Creek Timber Company, Inc.                                                                    125,520
       3,700   ProLogis Trust                                                                                     125,948
      33,700   Providian Financial Corporation(b,d)                                                               466,408
      12,100   Prudential Financial, Inc.                                                                         563,376
       1,100   Rayonier, Inc. REIT                                                                                 48,378
       1,100   Shurgard Storage Centers, Inc.                                                                      40,700
       6,400   Silicon Valley Bancshares(b)                                                                       234,304
       4,600   Simon Property Group, Inc.                                                                         237,406
      17,700   Sovereign Bancorp, Inc.                                                                            385,329
      14,400   U.S. Bancorp                                                                                       407,520
       9,400   UCBH Holdings, Inc.                                                                                367,446
       2,600   United Dominion Realty Trust, Inc.                                                                  50,414
      12,600   Vineyard National Bancorp Company(c)                                                               595,098
       9,100   Wachovia Corporation                                                                               403,221
      57,600   Wells Fargo & Company                                                                            3,306,816
       9,100   Wintrust Financial Corporation(c)                                                                  482,573
      16,100   XL Capital, Ltd.                                                                                 1,137,948
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                49,766,087
=========================================================================================================================

Health Care (6.7%)
-------------------------------------------------------------------------------------------------------------------------
      22,800   Abbott Laboratories(d)                                                                             897,180
       6,700   Advanced Medical Optics, Inc.(b)                                                                   254,935
       4,800   Aetna, Inc.                                                                                        411,840
       2,400   AmerisourceBergen Corporation                                                                      129,744
      22,200   Amgen, Inc.(b)                                                                                   1,262,736
       6,200   Anthem, Inc.(b,c)                                                                                  511,314
      10,200   Atrix Labs, Inc.(b,c)                                                                              328,542
       3,200   Bausch & Lomb, Inc.                                                                                197,088
      15,800   Baxter International, Inc.                                                                         475,106
       2,200   Beckman Coulter, Inc.                                                                              121,374
       7,000   Biogen Idec, Inc.(b)                                                                               420,000
      21,700   Boston Scientific Corporation                                                                      830,242
      15,500   Bristol-Myers Squibb Company                                                                       354,950
       5,900   C.R. Bard, Inc.                                                                                    325,680
      14,400   Caremark Rx, Inc.(b)                                                                               439,200
       4,600   Charles River Laboratories International, Inc.(b,c)                                                207,322
       6,900   Community Health Systems, Inc.(b)                                                                  169,809
       3,000   Cooper Companies, Inc.(c)                                                                          178,350
       3,200   Dade Behring Holdings, Inc.(b,c)                                                                   159,008
       5,400   Dentsply International, Inc.                                                                       262,602
      18,500   Eli Lilly and Company                                                                            1,178,820
      36,900   Encore Medical Corporation(b,c)                                                                    204,057
      27,800   Endo Pharmaceutical Holdings, Inc.(b)                                                              533,760
       2,400   Fisher Scientific International, Inc.(b,c)                                                         139,680
       3,200   Forest Laboratories, Inc.(b)                                                                       160,928
       2,700   Gen-Probe, Inc.                                                                                    101,034
       4,300   Genzyme Corporation(b)                                                                             220,504
       4,300   Gilead Sciences, Inc.(b)                                                                           277,952
       4,000   Guidant Corporation                                                                                221,280
       2,290   Hospira, Inc.(b)                                                                                    59,334
       8,800   Humana, Inc.(b)                                                                                    159,368
      19,800   Inspire Pharmaceuticals, Inc.(b)                                                                   259,182
       7,400   Intuitive Surgical, Inc.(b,c)                                                                      169,312
      37,700   IVAX Corporation(b)                                                                                899,145
      56,200   Johnson & Johnson                                                                                3,106,174
       8,800   LifePoint Hospitals, Inc.(b,c)                                                                     294,008
       5,778   Medco Health Solutions, Inc.(b)                                                                    175,073
      20,100   Medtronic, Inc.                                                                                    998,367
      46,600   Merck & Company, Inc.(d)                                                                         2,113,310
       3,000   Millipore Corporation(b)                                                                           158,070
      11,200   NuVasive, Inc.(b,c)                                                                                112,112
       6,200   PacifiCare Health Systems, Inc.                                                                    189,534
     188,625   Pfizer, Inc.                                                                                     6,028,455
       4,800   Psychiatric Solutions, Inc.(b,c)                                                                   122,448
       4,600   Quest Diagnostics, Inc.                                                                            377,568
       6,400   Renal Care Group, Inc.                                                                             203,904
       3,200   ResMed, Inc.(b,c)                                                                                  156,800
       5,400   Sepracor, Inc.(b,c)                                                                                248,238
       5,400   Sierra Health Services, Inc.(b,c)                                                                  238,680
       4,800   St. Jude Medical, Inc.(b)                                                                          327,024
      11,200   Stryker Corporation                                                                                534,016
       4,800   Telik, Inc.(b,c)                                                                                    94,848
       4,700   Triad Hospitals, Inc.(b)                                                                           160,082
       9,400   United Surgical Partners International, Inc.(b,c)                                                  331,256
      11,000   UnitedHealth Group, Inc.                                                                           691,900
       2,400   Ventana Medical Systems, Inc.(b)                                                                   119,832
      17,100   Vertex Pharmaceuticals, Inc.(b,c)                                                                  157,833
       8,800   WellCare Health Plans, Inc.(b)                                                                     172,480
       5,300   Wright Medical Group, Inc.(b,c)                                                                    146,439
      27,000   Wyeth Corporation                                                                                  955,800
       7,000   Zimmer Holdings, Inc.(b)                                                                           534,170
       7,200   ZymoGenetics, Inc.(b,c)                                                                            116,784
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               31,386,583
=========================================================================================================================

Industrials (6.2%)
-------------------------------------------------------------------------------------------------------------------------
      13,400   3M Company                                                                                       1,103,624
      60,500   American Power Conversion Corporation                                                              913,550
     177,800   AMR Corporation(b,c)                                                                             1,498,854
      15,700   Canadian National Railway Company                                                                  706,971
       7,600   Caterpillar, Inc.                                                                                  558,524
      35,300   Cendant Corporation                                                                                807,664
      28,900   Donaldson Company, Inc.                                                                            769,607
      10,200   Eaton Corporation                                                                                  659,328
      17,100   Emerson Electric Company                                                                         1,037,970
       7,500   Fastenal Company(c)                                                                                467,850
      20,600   Federal Signal Corporation(c)                                                                      350,406
       4,300   General Dynamics Corporation                                                                       424,926
     174,600   General Electric Company                                                                         5,805,450
      14,200   Genlyte Group, Inc.(b)                                                                             884,660
      31,600   Honeywell International, Inc.                                                                    1,188,476
      12,750   IDEX Corporation                                                                                   409,148
       6,700   Illinois Tool Works, Inc.                                                                          606,484
      66,600   Jacuzzi Brands, Inc.(b)                                                                            514,152
      28,800   Manitowoc Company, Inc.                                                                            976,608
      54,000   Monster Worldwide, Inc.(b)                                                                       1,192,860
       7,600   MSC Industrial Direct Company, Inc.(c)                                                             237,880
     195,300   Northwest Airlines Corporation(b,c)                                                              1,685,439
      11,200   Oshkosh Truck Corporation                                                                          593,264
       6,100   Precision Castparts Corporation                                                                    343,613
      24,600   Republic Services, Inc.                                                                            703,560
      10,800   Rockwell Automation, Inc.                                                                          404,028
       7,400   Rockwell Collins, Inc.                                                                             253,228
      62,600   Tyco International, Ltd.                                                                         1,940,600
       6,700   United Technologies Corporation                                                                    626,450
      38,800   Waste Management, Inc.                                                                           1,091,832
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               28,757,006
=========================================================================================================================

Information Technology (8.8%)
-------------------------------------------------------------------------------------------------------------------------
      59,100   Accenture, Ltd.(b)                                                                               1,455,633
       2,400   Adobe Systems, Inc.                                                                                101,232
      14,700   ADTRAN, Inc.                                                                                       392,637
      28,100   Affiliated Computer Services, Inc.(b)                                                            1,458,390
      10,400   Agilent Technologies, Inc.(b)                                                                      247,624
       3,400   Akamai Technologies, Inc.(b,c)                                                                      50,762
       9,100   Altera Corporation(b)                                                                              189,462
      12,300   Analog Devices, Inc.                                                                               488,310
      21,900   Andrew Corporation(b)                                                                              237,615
      13,100   Apple Computer, Inc.(b)                                                                            423,654
      38,500   Applied Materials, Inc.(b)                                                                         653,345
      33,300   Arris Group, Inc.(b)                                                                               146,354
       4,200   ATI Technologies, Inc.(b)                                                                           67,620
      32,800   Avaya, Inc.(b)                                                                                     480,520
      14,400   Avocent Corporation(b)                                                                             431,136
      33,700   BEA Systems, Inc.(b)                                                                               218,713
       6,400   BMC Software, Inc.(b)                                                                              100,352
       4,500   Broadcom Corporation(b)                                                                            159,120
       8,500   Cadence Design Systems, Inc.(b)                                                                    114,495
       7,200   Check Point Software Technologies, Ltd.(b,c)                                                       143,208
     160,800   Cisco Systems, Inc.(b)                                                                           3,354,288
       3,500   Cognos, Inc.(b)                                                                                    117,880
      15,200   Computer Associates International, Inc.                                                            383,648
      17,700   Computer Sciences Corporation(b)                                                                   836,325
      18,600   Comverse Technology, Inc.(b)                                                                       317,316
       2,400   Cypress Semiconductor Corporation(b,c)                                                              27,216
      57,300   Dell, Inc.(b)                                                                                    2,032,431
       2,700   Electronic Arts, Inc.                                                                              135,351
      59,000   EMC Corporation(b,d)                                                                               647,230
      64,700   Hewlett-Packard Company                                                                          1,303,705
       6,100   Integrated Device Technology, Inc.(b)                                                               69,723
     141,600   Intel Corporation(d)                                                                             3,452,208
      17,600   Inter-Tel, Inc.(c)                                                                                 381,744
      44,700   International Business Machines Corporation                                                      3,892,029
       5,000   Intersil Corporation                                                                                91,850
       8,500   Jabil Circuit, Inc.(b)                                                                             184,875
       4,000   KLA-Tencor Corporation(b)                                                                          164,840
       2,900   Lam Research Corporation(b,c)                                                                       69,165
       3,500   Lexmark International, Inc.(b)                                                                     309,750
       6,200   Linear Technology Corporation                                                                      242,420
       1,000   Macromedia, Inc.(b)                                                                                 20,200
       7,200   Maxim Integrated Products, Inc.                                                                    346,320
       6,600   McAfee, Inc.(b)                                                                                    118,668
      12,800   Micron Technology, Inc.(b)                                                                         173,184
     236,100   Microsoft Corporation(d)                                                                         6,719,406
      54,600   Motorola, Inc.(d)                                                                                  869,778
       8,000   National Semiconductor Corporation                                                                 137,200
       1,800   NVIDIA Corporation(b)                                                                               27,720
      15,500   ON Semiconductor Corporation(b,c)                                                                   62,000
     137,300   Oracle Corporation(b)                                                                            1,443,023
      25,600   Parametric Technology Corporation(b)                                                               116,224
       8,200   PMC-Sierra, Inc.(b)                                                                                 97,416
      34,100   Powerwave Technologies, Inc.(b,c)                                                                  188,914
      22,000   QUALCOMM, Inc.                                                                                   1,519,760
       4,300   Research in Motion, Ltd.                                                                           265,181
       4,000   SAP AG                                                                                             160,040
      10,400   Siebel Systems, Inc.(b)                                                                             83,824
       2,600   Skyworks Solutions, Inc.(b,c)                                                                       21,788
       2,400   STMicroelectronics NV                                                                               44,784
       4,000   Symantec Corporation                                                                               187,040
       8,828   Taiwan Semiconductor Manufacturing Company, Ltd. ADR                                                62,855
       4,000   Teradyne, Inc.(b)                                                                                   68,400
      47,100   Texas Instruments, Inc.                                                                          1,004,643
      17,900   VeriSign, Inc.(b)                                                                                  313,429
       2,100   VERITAS Software Corporation(b)                                                                     40,026
      16,300   Vishay Intertechnology, Inc.(b)                                                                    252,650
      28,100   Wind River Systems, Inc.(b)                                                                        275,380
       7,500   Xilinx, Inc.(b)                                                                                    220,725
      14,200   Yahoo!, Inc.                                                                                       437,360
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    40,852,114
=========================================================================================================================

Materials (1.8%)
-------------------------------------------------------------------------------------------------------------------------
       4,800   Air Products and Chemicals, Inc.                                                                   248,400
      13,100   Alcan, Inc.                                                                                        519,022
      20,300   Domtar, Inc.                                                                                       263,697
       8,800   Dow Chemical Company                                                                               351,032
      17,900   E.I. du Pont de Nemours and Company                                                                767,373
       7,800   FMC Corporation(b)                                                                                 342,810
      17,900   Georgia-Pacific Corporation                                                                        601,440
       5,300   H.B. Fuller Company(c)                                                                             141,669
       4,000   Lafarge North America, Inc.                                                                        167,560
      18,700   Millennium Chemicals, Inc.(b,c)                                                                    330,055
       5,100   Monsanto Company                                                                                   184,926
      10,700   NOVA Chemicals Corporation(c)                                                                      324,959
      24,300   Packaging Corporation of America(d)                                                                567,648
      24,100   Pactiv Corporation(b)                                                                              568,278
       7,200   Peabody Energy Corporation                                                                         404,496
       6,700   Phelps Dodge Corporation(b)                                                                        522,198
      11,800   PPG Industries, Inc.                                                                               695,610
      13,900   Praxair, Inc.                                                                                      548,355
       6,400   Steel Dynamics, Inc.(c)                                                                            209,600
      12,600   Weyerhaeuser Company                                                                               781,200
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  8,540,328
=========================================================================================================================

Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       8,000   American Electric Power Company, Inc.                                                              248,880
      23,300   Dominion Resources, Inc.                                                                         1,478,618
       3,500   DTE Energy Company                                                                                 140,595
      11,300   Entergy Corporation                                                                                649,750
      27,800   Exelon Corporation                                                                                 970,220
       8,300   FirstEnergy Corporation                                                                            324,530
       9,100   FPL Group, Inc.                                                                                    612,703
      23,000   NiSource, Inc.                                                                                     476,100
      17,700   PPL Corporation                                                                                    820,395
      19,000   Progress Energy, Inc.                                                                              800,660
       4,800   Public Service Enterprise Group, Inc.                                                              187,200
       7,700   Southern Company                                                                                   225,456
       8,000   TXU Corporation                                                                                    317,280
      13,100   Wisconsin Energy Corporation                                                                       421,165
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  7,673,552
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $255,150,730)                                                         245,207,120
=========================================================================================================================

Principal
Amount         Long-Term Fixed Income (30.2%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (3.6%)
-------------------------------------------------------------------------------------------------------------------------
  $1,250,000   Chase Credit Card Master Trust(e)                                1.510%        8/15/2004        $1,252,498
   1,800,000   Citibank Credit Card Master Trust I                              6.050         1/15/2010         1,940,533
   1,500,000   Countrywide Asset Backed Certificates                            4.905         8/25/2032         1,496,362
     582,624   EQCC Home Equity Loan Trust                                      6.930         2/15/2029           583,865
     500,000   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029           501,684
   1,500,000   GMAC Mortgage Corporation Loan Trust(e)                          1.580         8/25/2004         1,503,112
     975,462   Green Tree Financial Corporation                                 6.330         11/1/2029           984,869
   1,900,000   MBNA Credit Card Master Note Trust                               5.750        10/15/2008         1,993,222
   5,000,000   Residential Asset Securities Corporation(d)                      3.250         5/25/2029         4,945,385
   1,500,000   Residential Asset Securities Corporation                         4.160         7/25/2030         1,496,746
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   16,698,276
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     800,000   Codelco, Inc.                                                    5.500        10/15/2013           808,790
     500,000   Glencore Funding, LLC                                            6.000         4/15/2014           469,850
     500,000   Temple-Inland, Inc.                                              7.875          5/1/2012           571,384
     500,000   Weyerhaeuser Company                                             5.250        12/15/2009           512,422
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            2,362,446
=========================================================================================================================

Capital Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Boeing Capital Corporation(c)                                    6.100          3/1/2011           798,503
     250,000   Goodrich Corporation                                             6.450        12/15/2007           269,878
     250,000   Packaging Corporation of America                                 4.375          8/1/2008           248,508
     500,000   Precision Castparts Corporation                                  5.600        12/15/2013           491,752
   1,000,000   Raytheon Company                                                 6.000        12/15/2010         1,069,351
     250,000   Sealed Air Corporation                                           5.375         4/15/2008           260,072
   1,750,000   Tyco International Group SA(c)                                   6.000        11/15/2013         1,820,504
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              4,958,568
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.7%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043           506,536
   1,000,000   Bear Stearns Commercial Mortgage Securities                      3.869         2/11/2041           973,657
   1,000,000   Bear Stearns Commercial Mortgage Securities                      4.487         2/11/2041           968,619
   1,762,315   CAM Commercial Mortgage Corporation                              4.834        11/14/2036         1,800,714
   1,000,000   First Union National Bank Commercial Mortgage                    7.390        12/15/2031         1,129,809
     755,969   First Union-Lehman Brothers- Bank of America
               Commercial Mortgage                                              6.280        11/18/2035           770,362
     500,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027           489,130
   2,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027         1,934,168
   1,500,000   Morgan Stanley Capital I, Inc.                                   6.210        11/15/2031         1,610,988
   1,300,000   Nationslink Funding Corporation                                  6.476         8/20/2030         1,407,877
   1,000,000   Wachovia Bank Commercial Mortgage Trust                          4.390         2/15/2036           971,429
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     12,563,289
=========================================================================================================================

Communications Services (2.1%)
-------------------------------------------------------------------------------------------------------------------------
     375,000   AT&T Broadband Corporation                                       8.375         3/15/2013           444,578
     350,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           409,507
     250,000   AT&T Wireless Services, Inc.                                     8.750          3/1/2031           311,178
   1,000,000   British Sky Broadcasting Group plc(d)                            8.200         7/15/2009         1,157,109
   1,000,000   Continental Cablevision, Inc.                                    8.875         9/15/2005         1,065,406
     500,000   Cox Communications, Inc.                                         4.625          6/1/2013           465,390
   1,000,000   Deutsche Telekom International Finance BV(f)                     8.500         6/15/2010         1,179,457
     250,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013           247,602
     300,000   News America, Inc.                                               4.750         3/15/2010           301,107
     750,000   News America, Inc.                                               7.250         5/18/2018           838,511
     500,000   R.R. Donnelley and Sons Company                                  3.750          4/1/2009           485,390
     500,000   Sprint Capital Corporation                                       7.625         1/30/2011           561,494
     500,000   Sprint Capital Corporation                                       6.900          5/1/2019           518,476
     500,000   Telefonos de Mexico SA                                           4.500        11/19/2008           490,134
     500,000   Telus Corporation                                                7.500          6/1/2007           545,765
     500,000   Verizon Global Funding Corporation                               7.250         12/1/2010           563,024
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    9,584,128
=========================================================================================================================

Consumer Cyclical (1.5%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   D.R. Horton, Inc.                                                7.500         12/1/2007         1,635,000
   1,000,000   DaimlerChrysler North American Holdings Corporation              4.750         1/15/2008         1,016,975
     350,000   Ford Motor Credit Company                                        7.375        10/28/2009           375,512
     500,000   Ford Motor Credit Company                                        7.375          2/1/2011           530,636
     750,000   General Motors Acceptance Corporation                            7.750         1/19/2010           817,897
     500,000   KB Home                                                          6.375         8/15/2011           498,750
     500,000   Lear Corporation                                                 8.110         5/15/2009           572,418
     500,000   Liberty Media Corporation                                        7.875         7/15/2009           560,183
     750,000   Park Place Entertainment Corporation                             8.500        11/15/2006           815,625
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          6,822,996
=========================================================================================================================

Consumer Non-Cyclical (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     850,000   Bunge Limited Finance Corporation                                7.800        10/15/2012           975,789
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                        975,789
=========================================================================================================================

Energy (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     325,000   Pemex Project Funding Master Trust(f)                            8.000        11/15/2011           357,500
     750,000   XTO Energy, Inc.                                                 4.900          2/1/2014           719,205
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,076,705
=========================================================================================================================

Financials (4.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Archstone-Smith Trust                                            3.000         6/15/2008           957,119
     500,000   Australia & New Zealand Banking Group,
               Ltd. Capital Trust I                                             4.484         1/29/2049           491,038
     585,000   Capital One Financial Corporation                                7.250          5/1/2006           620,922
     250,000   Capital One Financial Corporation                                6.250        11/15/2013           255,966
     750,000   Countrywide Home Loans, Inc.                                     4.000         3/22/2011           707,256
   1,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.516         1/15/2037           974,800
     500,000   General Motors Acceptance Corporation                            5.625         5/15/2009           501,239
     800,000   Goldman Sachs Group, Inc.                                        5.250        10/15/2013           786,839
     500,000   HBOS Capital Funding, LP(e)                                      6.071         6/30/2014           510,220
     600,000   HSBC Capital Funding, LP(e,f)                                    9.547         6/30/2010           737,941
     300,000   HSBC Capital Funding, LP(e,f)                                   10.176         6/30/2030           424,714
     750,000   ING Capital Funding Trust III(e)                                 8.439        12/31/2010           875,033
   1,890,000   Lehman Brothers, Inc.                                            6.539         8/15/2008         2,002,720
   2,000,000   MBIA Global Funding, LLC(d,e)                                    1.680         10/8/2004         1,999,754
     500,000   MBNA America Bank(g)                                             4.625          8/3/2009           501,184
     375,000   Montpelier Reinsurance Holdings, Ltd.                            6.125         8/15/2013           379,263
     400,000   Morgan Stanley and Company                                       4.250         5/15/2010           391,534
     250,000   Popular North America, Inc.                                      4.700         6/30/2009           251,922
     500,000   RBS Capital Trust II(e,f)                                        6.425          1/3/2034           482,764
   1,000,000   Regency Centers, LP                                              7.125         7/15/2005         1,039,221
     650,000   Royal Bank of Scotland Group plc                                 9.118         3/31/2010           786,038
     500,000   Simon Property Group, LP                                         6.375        11/15/2007           537,234
   1,000,000   Sovereign Bancorp, Inc.                                         10.500        11/15/2006         1,143,840
     625,000   Union Planters Corporation                                       7.750          3/1/2011           727,031
     250,000   Vornado Realty Trust                                             5.625         6/15/2007           261,618
     750,000   Washington Mutual Bank(g)                                        5.650         8/15/2014           753,112
     250,000   Westpac Capital Trust III(e)                                     5.819         9/30/2013           251,900
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                19,352,222
=========================================================================================================================

Foreign (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Corporacion Andina de Fomento                                    6.875         3/15/2012           821,884
     250,000   Republic of South Africa                                         6.500          6/2/2014           256,250
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    1,078,134
=========================================================================================================================

Mortgage-Backed Securities (5.3%)
-------------------------------------------------------------------------------------------------------------------------
   7,750,000   Federal National Mortgage Association
               15-Yr. Conventional(g)                                           5.500          8/1/2019         7,958,281
  16,250,000   Federal National Mortgage Association
               30-Yr. Conventional(g)                                           6.000          8/1/2034        16,666,406
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                24,624,687
=========================================================================================================================

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   CSX Corporation                                                  6.750         3/15/2011           818,921
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               818,921
=========================================================================================================================

U.S. Government (6.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Federal Home Loan Mortgage Corporation(c)                        3.500         9/15/2007         2,499,882
   5,000,000   Federal National Mortgage Association(e)                         1.325          8/2/2004         4,999,835
   5,500,000   Federal National Mortgage Association(c)                         2.625        11/15/2006         5,450,164
   1,000,000   Federal National Mortgage Association(c)                         4.250         7/15/2007         1,024,308
   3,500,000   Federal National Mortgage Association                            5.500         3/15/2011         3,692,717
   2,500,000   U.S. Treasury Notes(c)                                           4.375         5/15/2007         2,589,452
   2,750,000   U.S. Treasury Notes(c)                                           3.125         4/15/2009         2,688,447
     250,000   U.S. Treasury Notes(c)                                           4.000         6/15/2009           253,535
   5,150,000   U.S. Treasury Notes(c)                                           6.000         8/15/2009         5,686,125
   1,000,000   U.S. Treasury Notes(c)                                           6.500         2/15/2010         1,131,914
   1,250,000   U.S. Treasury Notes(c)                                           4.750         5/15/2014         1,276,806
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           31,293,185
=========================================================================================================================

Utilities (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Alliant Energy Resources, Inc.(d)                                7.375         11/9/2009           558,429
     250,000   CenterPoint Energy, Inc.                                         5.875          6/1/2008           259,350
     250,000   CenterPoint Energy, Inc.(c)                                      7.250          9/1/2010           274,130
   1,250,000   FirstEnergy Corporation                                          6.450        11/15/2011         1,322,166
   1,000,000   NiSource Finance Corporation                                     7.875        11/15/2010         1,158,155
     500,000   Oncor Electric Delivery Company                                  7.000          9/1/2022           543,942
     831,237   Power Contract Financing, LLC                                    5.200          2/1/2006           835,850
     727,413   Power Receivables Finance, LLC                                   6.290          1/1/2012           744,514
     600,000   Public Service Company of New Mexico                             4.400         9/15/2008           600,870
     200,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           206,458
     750,000   Westar Energy, Inc.                                              7.875          5/1/2007           826,616
     850,000   Xcel Energy, Inc.                                                7.000         12/1/2010           949,130
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  8,279,610
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $139,924,023)                                               140,488,956
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (9.6%)          Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
      $2,444   BNP Paribas Letter of Credit                                     0.150%       10/21/2004            $2,444
  44,937,752   State Street Navigator Securities Lending Prime Portfolio        1.280               N/A        44,937,752
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $44,940,196)                                  44,940,196
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (7.6%)                         Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $14,500,000   Edison Asset Securitization, LLC                                 1.320%         8/2/2004       $14,498,937
  10,000,000   Independence Funding, LLC(d)                                     1.291          8/5/2004         9,998,208
  10,854,791   Thrivent Money Market Fund                                       0.956               N/A        10,854,791
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                35,351,936
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $475,366,885)                                                         $465,988,208
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Earmarked as collateral for long settling trades.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(g) Denotes investments purchased on a when-issued basis.

(h) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

Glossary of Terms:

ADR ---American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
       depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

High Yield Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

High Yield Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (86.1%)                          Interest Rate       Maturity Date             Value
--------------------------------------------------------------------------------------------------------------------------

Basic Materials (10.1%)
--------------------------------------------------------------------------------------------------------------------------
  $3,160,000   Ainsworth Lumber Company, Ltd.                                    6.750%        3/15/2014        $3,033,600
   2,100,000   Alpha Natural Resources                                          10.000          6/1/2012         2,257,500
   1,840,000   Appleton Papers, Inc.                                             8.125         6/15/2011         1,886,000
   1,840,000   Appleton Papers, Inc.                                             9.750         6/15/2014         1,867,600
   2,150,000   Blue Ridge Paper Company                                          9.500        12/15/2008         1,988,750
   1,750,000   Buckeye Technologies, Inc.(b)                                     8.000        10/15/2010         1,645,000
   1,100,000   Buckeye Technologies, Inc.                                        8.500         10/1/2013         1,130,250
   1,500,000   Equistar Chemicals, LP                                           10.125          9/1/2008         1,644,375
   2,600,000   Georgia-Pacific Corporation(b)                                    8.125         5/15/2011         2,918,500
   2,250,000   Georgia-Pacific Corporation(b)                                    9.375          2/1/2013         2,610,000
   2,500,000   Huntsman International, LLC(b)                                   10.125          7/1/2009         2,543,750
   2,775,000   International Steel Group, Inc.                                   6.500         4/15/2014         2,629,312
   1,200,000   ISP Chemco, Inc.                                                 10.250          7/1/2011         1,338,000
   2,600,000   ISP Holdings, Inc.                                               10.625        12/15/2009         2,860,000
   1,300,000   Ispat Inland ULC(c)                                               8.350         10/1/2004         1,326,000
   2,580,000   Ispat Inland ULC                                                  9.750          4/1/2014         2,663,850
   1,100,000   Lyondell Chemical Company                                         9.875          5/1/2007         1,153,625
   1,700,000   Lyondell Chemical Company                                         9.500        12/15/2008         1,778,625
   1,700,000   Lyondell Chemical Company(b)                                     10.500          6/1/2013         1,863,625
   3,050,000   MacDermid, Inc.                                                   9.125         7/15/2011         3,408,375
   3,000,000   MDP Acquisitions plc(b)                                           9.625         10/1/2012         3,360,000
   2,000,000   Methanex Corporation                                              8.750         8/15/2012         2,260,000
   1,300,000   Mueller Group, Inc.                                              10.000          5/1/2012         1,365,000
   2,550,000   Mueller Holdings, Inc.(d)                                   Zero Coupon         4/15/2014         1,581,000
   3,200,000   Nalco Company                                                     7.750        11/15/2011         3,328,000
   3,000,000   NOVA Chemicals Corporation                                        6.500         1/15/2012         2,985,000
   2,950,000   Polypore, Inc.                                                    8.750         5/15/2012         3,127,000
   2,150,000   Rockwood Specialties, Inc.                                       10.625         5/15/2011         2,311,250
   1,200,000   Steel Dynamics, Inc.(b)                                           9.500         3/15/2009         1,332,000
   1,400,000   Steel Dynamics, Inc.                                              9.500         3/15/2009         1,554,000
   1,720,000   Stone Container Finance                                           7.375         7/15/2014         1,732,900
--------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            67,482,887
==========================================================================================================================

Capital Goods (10.2%)
--------------------------------------------------------------------------------------------------------------------------
   2,150,000   Allied Waste North America, Inc.(b)                               7.875         4/15/2013         2,249,438
   4,300,000   Allied Waste North America, Inc.(b)                               7.375         4/15/2014         4,117,250
     650,000   Allied Waste North America, Inc., Convertible                     4.250         4/15/2034           572,000
   1,840,000   Ames True Temper, Inc.                                           10.000         7/15/2012         1,835,400
   3,450,000   Amsted Industries, Inc.                                          10.250        10/15/2011         3,726,000
   3,850,000   Case New Holland, Inc.                                            9.250          8/1/2011         4,167,625
   2,600,000   Cellu Tissue Holdings, Inc.                                       9.750         3/15/2010         2,587,000
   2,920,000   Consolidated Container Company, LLC(d)                      Zero Coupon         6/15/2009         2,336,000
   3,000,000   Crown Cork & Seal Finance plc                                     7.000        12/15/2006         3,060,000
   1,700,000   Crown Euro Holdings SA                                           10.875          3/1/2013         1,950,750
   1,397,000   Dunlop Standard Aerospace Holdings plc                           11.875         5/15/2009         1,480,820
   1,950,000   Eircom Funding                                                    8.250         8/15/2013         2,047,500
   2,150,000   Erico International Corporation                                   8.875          3/1/2012         2,203,750
   3,000,000   Euramax International, Inc.                                       8.500         8/15/2011         3,105,000
   2,150,000   Fastentech, Inc.                                                 11.500          5/1/2011         2,408,000
   1,100,000   FTD, Inc.                                                         7.750         2/15/2014         1,050,500
   2,350,000   Graphic Packaging International Corporation                       9.500         8/15/2013         2,585,000
   1,900,000   Hexcel Corporation(b)                                             9.750         1/15/2009         1,995,000
   2,150,000   IMCO Recycling, Inc.                                             10.375        10/15/2010         2,322,000
   1,800,000   K & F Industries, Inc.(b)                                         9.625        12/15/2010         1,966,500
     850,000   Legrand SA                                                        8.500         2/15/2025           896,750
   1,960,000   Owens-Brockway Glass Container, Inc.(b)                           8.875         2/15/2009         2,131,500
   1,100,000   Owens-Brockway Glass Container, Inc.(b)                           8.250         5/15/2013         1,152,250
   1,480,000   Owens-Illinois, Inc.                                              7.500         5/15/2010         1,502,200
   2,800,000   Plastipak Holdings, Inc.                                         10.750          9/1/2011         3,013,500
   2,600,000   Pliant Corporation(b,d)                                     Zero Coupon         6/15/2009         2,301,000
   1,300,000   TD Funding Corporation(b)                                         8.375         7/15/2011         1,371,500
   2,600,000   Texas Industries, Inc.                                           10.250         6/15/2011         2,964,000
     900,000   Tyco International Group SA, Convertible                          2.750         1/15/2018         1,278,000
   2,250,000   United Rentals North America, Inc.                                6.500         2/15/2012         2,171,250
   2,100,000   Waste Services, Inc.                                              9.500         4/15/2014         2,163,000
--------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              68,710,483
==========================================================================================================================

Communications Services (16.1%)
--------------------------------------------------------------------------------------------------------------------------
   2,150,000   ACC Escrow Corporation                                           10.000          8/1/2011         1,870,500
   3,000,000   Adelphia Communications Corporation(e)                            8.875         1/15/2007         3,165,000
   1,830,000   Adelphia Communications Corporation(e)                      Zero Coupon         1/15/2008         1,098,000
   1,700,000   American Tower Corporation, Convertible(b)                        7.250         12/1/2011         1,712,750
   3,350,000   American Tower Escrow Corporation                           Zero Coupon          8/1/2008         2,487,375
   4,000,000   Block Communications, Inc.                                        9.250         4/15/2009         4,120,000
   3,000,000   Cablevision Systems Corporation                                   8.000         4/15/2012         2,947,500
   2,600,000   Cenveo Corporation                                                7.875         12/1/2013         2,372,500
   1,930,000   Charter Communications Holdings, LLC                              8.750        11/15/2013         1,852,800
   3,400,000   Charter Communications Operating, LLC                             8.000         4/30/2012         3,281,000
   3,000,000   Crown Castle International Corporation                            9.375          8/1/2011         3,382,500
   1,700,000   CSC Holdings, Inc.(b)                                             7.625          4/1/2011         1,717,000
   1,800,000   Dex Media East, LLC/Dex Media East Finance Company               12.125        11/15/2012         2,133,000
   1,300,000   Dex Media West, LLC/Dex Media Finance Company                     9.875         8/15/2013         1,465,750
   2,150,000   Dex Media, Inc.(d)                                          Zero Coupon        11/15/2013         1,494,250
   2,600,000   Dex Media, Inc.                                                   8.000        11/15/2013         2,613,000
   3,400,000   EchoStar DBS Corporation                                          6.375         10/1/2011         3,374,500
   2,600,000   Gaylord Entertainment Company                                     8.000        11/15/2013         2,674,750
   2,150,000   Granite Broadcasting Corporation                                  9.750         12/1/2010         1,967,250
   2,031,368   Hollinger Participation Trust                                    12.125        11/15/2010         2,376,701
   2,000,000   Hollinger Participation Trust                                     9.000        12/15/2010         2,320,000
   4,680,000   Kabel Deutschland GmbH                                           10.625          7/1/2014         4,797,000
   3,325,000   Nexstar Finance, Inc.                                             7.000         1/15/2014         3,133,812
   3,000,000   Nextel Communications, Inc.                                       6.875        10/31/2013         3,045,000
   4,300,000   Nextel Communications, Inc.(b)                                    7.375          8/1/2015         4,515,000
   3,000,000   Nextel Partners, Inc.(b)                                          8.125          7/1/2011         3,090,000
   1,820,000   PanAmSat Corporation                                              9.000         8/15/2014         1,820,000
   3,650,000   Paxson Communications Corporation(d)                        Zero Coupon         1/15/2009         3,184,625
   2,100,000   PRIMEDIA, Inc.(c)                                                 6.615         8/16/2004         2,134,125
   1,830,000   Qwest Communications International, Inc.(c)                       4.750         8/16/2004         1,747,650
   5,150,000   Qwest Communications International, Inc.(b)                       7.250         2/15/2011         4,969,750
   5,470,000   Qwest Services Corporation                                       13.500        12/15/2010         6,406,738
   2,000,000   RH Donnelley, Inc.                                               10.875        12/15/2012         2,340,000
   1,900,000   Shaw Communications, Inc.(b)                                      7.250          4/6/2011         1,981,540
   2,200,000   Sinclair Broadcast Group, Inc.                                    8.000         3/15/2012         2,271,500
   2,350,000   Spectrasite, Inc.(b)                                              8.250         5/15/2010         2,426,375
   2,210,000   US Unwired, Inc.                                                 10.000         6/15/2012         2,248,675
   1,100,000   Vertis, Inc.                                                      9.750          4/1/2009         1,201,750
   1,500,000   Vertis, Inc.(b)                                                  10.875         6/15/2009         1,642,500
   2,200,000   Western Wireless Corporation                                      9.250         7/15/2013         2,249,500
   2,500,000   XM Satellite Radio, Inc.(c)                                       6.650         11/1/2004         2,525,000
--------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   108,156,666
==========================================================================================================================

Consumer Cyclical (16.1%)
--------------------------------------------------------------------------------------------------------------------------
   1,100,000   Allied Security Escrow Corporation                               11.375         7/15/2011         1,138,500
   3,200,000   American Casino & Entertainment Properties, LLC                   7.850          2/1/2012         3,264,000
   3,250,000   Beazer Homes USA, Inc.                                            8.625         5/15/2011         3,477,500
     900,000   Best Buy Company, Inc., Convertible                               2.250         1/15/2022           921,375
   2,550,000   Boyd Gaming Corporation                                           8.750         4/15/2012         2,754,000
   2,550,000   Buffets, Inc.                                                    11.250         7/15/2010         2,677,500
   2,920,000   Duane Reade, Inc.                                                 9.750          8/1/2011         2,912,700
   1,900,000   Ferrellgas Partners, LP                                           6.750          5/1/2014         1,838,250
   5,100,000   Group 1 Automotive, Inc.                                          8.250         8/15/2013         5,304,000
   2,450,000   Jafra Cosmetics International, Inc.                              10.750         5/15/2011         2,756,250
   2,200,000   Jean Coutu Group (PJC), Inc.                                      7.625          8/1/2012         2,216,500
   1,460,000   Jean Coutu Group (PJC), Inc.                                      8.500          8/1/2014         1,447,225
   3,550,000   John Q. Hammons Hotels, LP                                        8.875         5/15/2012         3,909,438
     850,000   Kerzner International, Convertible                                2.375         4/15/2024           855,312
   2,073,000   Kindercare Learning Centers                                       9.500         2/15/2009         2,109,278
   2,200,000   La Quinta Properties, Inc.                                        8.875         3/15/2011         2,425,500
   1,400,000   Liberty Media Corporation, Convertible                            0.750         3/30/2023         1,534,750
   1,350,000   Liberty Media Corporation, Convertible                            3.250         3/15/2031         1,193,062
   2,150,000   MGM Mirage, Inc.(b)                                               8.375          2/1/2011         2,300,500
   3,450,000   Mohegan Tribal Gaming Authority                                   6.375         7/15/2009         3,471,562
   2,550,000   NationsRent, Inc.                                                 9.500        10/15/2010         2,703,000
   3,110,000   NCL Corporation                                                  10.625         7/15/2014         3,160,538
   3,050,000   Nebraska Book Company, Inc.                                       8.625         3/15/2012         3,019,500
   3,000,000   Norcraft Companies, LP/Norcraft Finance                           9.000         11/1/2011         3,150,000
   2,150,000   Park Place Entertainment Corporation(b)                           8.125         5/15/2011         2,373,062
   2,800,000   PCA, LLC/PCA Finance Corporation                                 11.875          8/1/2009         2,954,000
   2,300,000   Penn National Gaming, Inc.                                        6.875         12/1/2011         2,282,750
   2,200,000   Perry Ellis International, Inc.                                   8.875         9/15/2013         2,293,500
   2,250,000   Premier Entertainment Biloxi, LLC/Premier
               Biloxi Finance Corp                                              10.750          2/1/2012         2,373,750
   4,050,000   Rent-Way, Inc.                                                   11.875         6/15/2010         4,455,000
   2,000,000   Schuler Homes, Inc.                                               9.375         7/15/2009         2,200,000
   3,450,000   Station Casinos, Inc.                                             6.875          3/1/2016         3,355,125
   1,700,000   Stewart Enterprises, Inc.                                        10.750          7/1/2008         1,889,125
   4,000,000   Tenneco Automotive, Inc.                                         10.250         7/15/2013         4,560,000
   4,500,000   TravelCenters of America, Inc.                                   12.750          5/1/2009         5,220,000
   1,700,000   TRW Automotive, Inc.                                              9.375         2/15/2013         1,938,000
   2,100,000   TRW Automotive, Inc.(b)                                          11.000         2/15/2013         2,520,000
   2,000,000   Vicar Operating, Inc.                                             9.875         12/1/2009         2,200,000
   2,600,000   VICORP Restraunts, Inc.                                          10.500         4/15/2011         2,691,000
   2,650,000   Warnaco, Inc.                                                     8.875         6/15/2013         2,881,875
   1,495,000   William Carter Company                                           10.875         8/15/2011         1,681,875
--------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         108,409,302
==========================================================================================================================

Consumer Non-Cyclical (7.3%)
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Ardent Health Services, Inc.                                     10.000         8/15/2013         3,255,000
   2,050,000   Armkel Finance, Inc.                                              9.500         8/15/2009         2,229,375
   2,220,000   Beverly Enterprises, Inc.                                         7.875         6/15/2014         2,231,100
     850,000   Del Monte Corporation(f)                                          9.250         5/15/2011           926,500
   4,700,000   Fisher Scientific International, Inc.                             8.000          9/1/2013         5,140,625
   3,100,000   HMP Equity Holdings Corporation                             Zero Coupon         5/15/2008         1,829,000
   2,940,000   IASIS Healthcare, LLC/IASIS Capital Corporation                   8.750         6/15/2014         3,057,600
   4,450,000   Jostens Holding Corporation(d)                              Zero Coupon         12/1/2013         2,937,000
   3,050,000   Michael Foods, Inc.                                               8.000        11/15/2013         3,179,625
   2,200,000   Omnicare, Inc.                                                    8.125         3/15/2011         2,337,500
   2,000,000   Revlon Consumer Products Corporation                              8.625          2/1/2008         1,720,000
   3,750,000   Roundy's, Inc.                                                    8.875         6/15/2012         3,928,125
   3,450,000   Seminis Vegetable Seeds, Inc.                                    10.250         10/1/2013         3,777,750
   2,000,000   Smithfield Foods, Inc.(b)                                         8.000        10/15/2009         2,170,000
   1,100,000   Stater Brothers Holdings, Inc.(c)                                 5.060         9/15/2004         1,122,000
   2,940,000   Stater Brothers Holdings, Inc.                                    8.125         6/15/2012         3,006,150
   1,850,000   Tenet Healthcare Corporation                                      9.875          7/1/2014         1,921,688
   1,350,000   Teva Pharmaceutical Finance NV, Convertible                       0.250          2/1/2024         1,339,875
   2,950,000   Triad Hospitals, Inc.                                             7.000         5/15/2012         3,016,375
--------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      49,125,288
==========================================================================================================================

Energy (4.6%)
--------------------------------------------------------------------------------------------------------------------------
   3,800,000   BRL Universal Equipment Corporation                               8.875         2/15/2008         4,070,750
   3,600,000   Chesapeake Energy Corporation                                     9.000         8/15/2012         4,090,500
   1,750,000   Citgo Petroleum Corporation                                      11.375          2/1/2011         2,030,000
   2,000,000   Compton Petroleum Corporation                                     9.900         5/15/2009         2,190,000
   1,700,000   EXCO Resources, Inc.                                              7.250         1/15/2011         1,759,500
   2,050,000   Magnum Hunter Resources, Inc.(f)                                  9.600         3/15/2012         2,265,250
   2,200,000   Petroleum Geo-Services ASA                                       10.000         11/5/2010         2,332,000
   2,500,000   Pogo Producing Company                                            8.250         4/15/2011         2,737,500
   3,427,840   Port Arthur Finance Corporation                                  12.500         1/15/2009         3,993,434
   2,580,000   Pride International, Inc.                                         7.375         7/15/2014         2,660,625
   2,700,000   Western Oil Sands, Inc.                                           8.375          5/1/2012         2,953,125
--------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     31,082,684
==========================================================================================================================

Financials (4.6%)
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Alamosa Delaware, Inc.                                            8.500         1/31/2012         2,932,500
   2,558,000   American Financial Group, Inc., Convertible(d)                    1.486          6/2/2033         1,067,965
   4,410,000   BCP Caylux Holdings Luxembourg SCA(b)                             9.625         6/15/2014         4,597,425
   2,900,000   CSAM Funding Corporation(g)                                      12.780        10/15/2016         2,900,000
   2,150,000   Dollar Financial Group, Inc.                                      9.750        11/15/2011         2,300,500
   2,805,934   FINOVA Group, Inc.                                                7.500        11/15/2009         1,585,353
   2,100,000   IPCS Escrow Company                                              11.500          5/1/2012         2,163,000
   1,950,000   Katonah, Ltd.(g)                                                 12.015         2/20/2015         1,950,000
   2,200,000   NTL Cable plc(b,c)                                                6.610        10/15/2004         2,244,000
   1,470,000   NTL Cable plc(b)                                                  8.750         4/15/2014         1,525,125
   2,560,000   Refco Finance Holdings, LLC(h)                                    9.000          8/1/2012         2,560,000
   3,000,000   Riggs Capital Trust II                                            8.875         3/15/2027         3,195,000
   5,000,000   SIG Capital Trust I(i,j)                                          9.500         8/15/2027                 0
   3,650,000   United Companies Financial Corporation(e)                         8.375          7/1/2005            27,375
   2,000,000   Venture CDO 2002, Ltd.(g)                                        13.060         3/15/2015         1,980,000
--------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 31,028,243
==========================================================================================================================

Foreign (0.2%)
--------------------------------------------------------------------------------------------------------------------------
   1,350,000   Federal Republic of Brazil(b)                                    11.000         1/11/2012         1,410,750
--------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                     1,410,750
==========================================================================================================================

Technology (3.8%)
--------------------------------------------------------------------------------------------------------------------------
   1,690,000   AMI Semiconductor, Inc.                                          10.750          2/1/2013         1,968,850
   2,800,000   Amkor Technology, Inc.(b)                                         7.125         3/15/2011         2,394,000
   2,570,000   Celestica, Inc.                                                   7.875          7/1/2011         2,627,825
   2,600,000   Da-Lite Screen Company, Inc.                                      9.500         5/15/2011         2,720,250
   1,470,000   Freescale Semiconductor, Inc.                                     6.875         7/15/2011         1,481,025
   1,470,000   Freescale Semiconductor, Inc.                                     7.125         7/15/2011         1,492,050
   2,000,000   Sanmina-SCI Corporation                                          10.375         1/15/2010         2,265,000
   1,300,000   Thomas & Betts Corporation(b)                                     7.250          6/1/2013         1,402,913
   3,400,000   UGS Corporation                                                  10.000          6/1/2012         3,604,000
   1,800,000   Unisys Corporation                                                8.125          6/1/2006         1,894,500
   3,450,000   Xerox Corporation                                                 7.625         6/15/2013         3,536,250
--------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 25,386,663
==========================================================================================================================

Transportation (2.4%)
--------------------------------------------------------------------------------------------------------------------------
   1,880,000   Delta Air Lines, Inc.(b)                                          8.300        12/15/2029           639,200
   1,290,000   Horizon Lines, LLC                                                9.000         11/1/2012         1,338,375
   2,700,000   Hornbeck Offshore Services, Inc.                                 10.625          8/1/2008         2,956,500
   2,050,000   OMI Corporation                                                   7.625         12/1/2013         2,009,000
   3,000,000   Railamerica Transportation Corporation                           12.875         8/15/2010         3,423,750
   2,000,000   United Air Lines, Inc.(e)                                         7.730          7/1/2010         1,631,498
   4,050,000   Windsor Petroleum Transport Corporation(d)                        7.840         1/15/2021         4,100,625
--------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             16,098,948
==========================================================================================================================

Utilities (10.7%)
--------------------------------------------------------------------------------------------------------------------------
   1,300,000   AES Corporation(b)                                                8.875         2/15/2011         1,387,750
   3,100,000   AES Corporation(b)                                                8.750         5/15/2013         3,386,750
   2,600,000   Calpine Generating Corporation LLC(b,c)                           7.350         10/1/2004         2,470,000
   4,552,625   CE Generation, LLC                                                7.416        12/15/2018         4,893,703
   2,400,000   CMS Energy Corporation                                            7.500         1/15/2009         2,448,000
   3,000,000   Dynegy Holdings, Inc.                                             9.875         7/15/2010         3,277,500
   5,500,000   Edison Mission Energy                                             9.875         4/15/2011         6,160,000
   4,150,000   El Paso Corporation(b)                                            7.000         5/15/2011         3,735,000
   3,250,000   El Paso Production Holding Company                                7.750          6/1/2013         3,095,625
   1,300,000   Ferrellgas Partners, LP                                           8.750         6/15/2012         1,397,500
   2,120,000   Itron, Inc.                                                       7.750         5/15/2012         2,125,300
   2,150,000   Legrand SA                                                       10.500         2/15/2013         2,472,500
     602,263   Midland Funding Corporation II                                   11.750         7/23/2005           645,645
   3,550,000   Midland Funding Corporation II                                   13.250         7/23/2006         4,051,771
   1,650,000   Midwest Generation, LLC                                           8.750          5/1/2034         1,749,000
   4,690,000   Mission Energy Holding Company                                   13.500         7/15/2008         5,815,600
   3,150,000   NRG Energy, Inc.                                                  8.000        12/15/2013         3,220,875
   2,600,000   Orion Power Holdings, Inc.                                       12.000          5/1/2010         3,120,000
   1,470,000   Pacific Energy Partners, LP/ Pacific Energy
               Finance Corporation                                               7.125         6/15/2014         1,514,100
   1,500,000   Southern Natural Gas Company                                      8.875         3/15/2010         1,653,750
   2,150,000   Southern Star Cent Corporation                                    8.500          8/1/2010         2,332,750
   1,730,000   TNP Enterprises, Inc.                                            10.250          4/1/2010         1,868,400
   1,700,000   Williams Companies, Inc.                                          8.625          6/1/2010         1,908,250
   6,500,000   Williams Companies, Inc.(b,d)                                     8.125         3/15/2012         7,101,251
--------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  71,831,020
--------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $558,677,135)                                                578,722,934
==========================================================================================================================
      Shares   Preferred Stock (2.0%)                                                                                Value
--------------------------------------------------------------------------------------------------------------------------
      65,000   Chevy Chase Preferred Capital Corporation, Convertible                                           $3,786,250
       8,500   Goldman Sachs Preferred Stock, Convertible                                                          797,122
      26,000   Omnicare, Inc., Convertible                                                                       1,248,000
      14,000   PRIMEDIA, Inc., Series D                                                                          1,309,000
      15,500   PRIMEDIA, Inc., Series H                                                                          1,348,500
       2,600   Sovereign Real Estate Investment Corporation                                                      3,796,000
      20,000   Washington Mutual, Inc., Convertible                                                              1,062,360
--------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $11,985,728)                                                         13,347,232
==========================================================================================================================
      Shares   Common Stock (0.3%)                                                                                   Value
--------------------------------------------------------------------------------------------------------------------------
       3,000   Aavid Thermal Technology, Inc., Stock Warrants(k)                                                    30,000
       1,263   Arch Wireless, Inc.(k)                                                                               35,629
       2,900   ASAT Finance, LLC, Stock Warrants(g,k)                                                                    0
      12,522   Birch Telecom, Inc.(j,k)                                                                                200
      26,411   Completel Europe NV(j,k)                                                                            643,899
       3,100   HMP Equity Holdings Corporation(k)                                                                  620,000
       3,000   Pliant Corporation, Stock Warrants(g,k)                                                                  30
      19,360   Protection One, Inc., Stock Warrants(k)                                                                 194
       3,000   RailAmerica, Inc., Stock Warrants(g,k)                                                              220,500
      13,500   TravelCenters of America, Inc., Stock Warrants(g,k)                                                  67,500
       4,500   TravelCenters of America, Inc., Stock Warrants(k)                                                    22,500
      36,330   TVMAX Holdings, Inc.(k)                                                                             139,870
      17,836   XO Communications, Inc., Stock Warrants, Series A(b,k)                                               20,868
      13,377   XO Communications, Inc., Stock Warrants, Series B(b,k)                                               10,033
      13,377   XO Communications, Inc., Stock Warrants, Series C(b,k)                                                7,625
--------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $7,440,886)                                                              1,818,848
==========================================================================================================================
                                                                               Interest
      Shares   Collateral Held for Securities Loaned (8.1%)                     Rate(l)    Maturity Date             Value
--------------------------------------------------------------------------------------------------------------------------
  54,422,118   State Street Navigator Securities Lending Prime Portfolio         1.280%              N/A       $54,422,118
--------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $54,422,118)                                   54,422,118
==========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.5%)                           Interest Rate(l)    Maturity Date             Value
--------------------------------------------------------------------------------------------------------------------------
 $13,000,000   New Center Asset Trust                                            1.320%         8/2/2004       $12,999,047
   2,500,000   Starfish Global Funding, LLC                                      1.281          8/3/2004         2,499,733
   8,285,902   Thrivent Money Market Fund                                        0.956               N/A         8,285,902
--------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 23,784,682
--------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $656,310,549)                                                          $672,095,814
==========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) In bankruptcy.

(f) Earmarked as collateral for long settling trades.

(g) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through July
    31, 2004, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of July 31, 2004.

                                                     Acquisition
Security                                                 Date                       Cost
------------------------------------------------------------------------------------------
ASAT Finance, LLC, Stock Warrants                     10/20/1999                   $64,123
CSAM Funding Corporation                               5/10/2002                 2,886,320
Katonah, Ltd.                                           2/7/2003                 1,866,749
Pliant Corporation, Stock Warrants                     8/22/2000                    99,578
RailAmerica, Inc., Stock Warrants                      10/6/2000                   117,000
TravelCenters of America, Inc., Stock Warrants         11/9/2000                   156,200
Venture CDO 2002, Ltd.                                 3/13/2002                 2,000,000

(h) Denotes investments purchased on a when-issued basis.

(i) In default.

(j) Security is fair valued.

(k) Non-income producing security.

(l) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Partner High Yield Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Partner High Yield Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (83.5%)                          Interest Rate       Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Basic Materials (9.1%)
-------------------------------------------------------------------------------------------------------------------------
    $100,000   Abitibi-Consolidated, Inc.(b)                                    6.950%         4/1/2008          $101,250
     125,000   Abitibi-Consolidated, Inc.(b)                                    5.250         6/20/2008           118,750
     200,000   Abitibi-Consolidated, Inc.                                       7.875          8/1/2009           206,500
     650,000   Abitibi-Consolidated, Inc.                                       8.550          8/1/2010           688,991
     350,000   Abitibi-Consolidated, Inc.                                       8.850          8/1/2030           342,522
     730,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014           700,800
     210,000   Appleton Papers, Inc.                                            8.125         6/15/2011           215,250
     210,000   Appleton Papers, Inc.(c)                                         9.750         6/15/2014           213,150
      75,000   ARCO Chemical Company                                           10.250         11/1/2010            77,625
     310,000   Buckeye Technologies, Inc.                                       8.000        10/15/2010           291,400
     310,000   Buckeye Technologies, Inc.                                       8.500         10/1/2013           318,525
     175,000   Compass Minerals Group, Inc.                                    10.000         8/15/2011           194,250
     475,000   Equistar Chemicals, LP                                           8.750         2/15/2009           490,438
     200,000   Equistar Chemicals, LP                                          10.625          5/1/2011           222,000
     200,000   Georgia-Pacific Corporation                                      8.000         1/15/2024           208,500
     400,000   Hercules, Inc.                                                  11.125        11/15/2007           468,000
     920,000   Huntsman International, LLC(b)                                  10.125          7/1/2009           936,100
     600,000   International Steel Group, Inc.                                  6.500         4/15/2014           568,500
     700,000   ISP Holdings, Inc.                                              10.625        12/15/2009           770,000
     600,000   Ispat Inland ULC(d)                                              8.350         10/1/2004           612,000
     300,000   Ispat Inland ULC                                                 9.750          4/1/2014           309,750
     700,000   Kappa Beheer BV                                                 10.625         7/15/2009           738,500
     600,000   Lyondell Chemical Company(b)                                    10.500          6/1/2013           657,750
   1,000,000   MDP Acquisitions plc                                             9.625         10/1/2012         1,120,000
     460,000   Mueller Group, Inc.                                             10.000          5/1/2012           483,000
     700,000   Nalco Company                                                    7.750        11/15/2011           728,000
     850,000   Nalco Company                                                    8.875        11/15/2013           892,500
     600,000   NOVA Chemicals Corporation                                       6.500         1/15/2012           597,000
     925,000   Peabody Energy Corporation                                       6.875         3/15/2013           952,750
     625,000   Stone Container Corporation                                      8.375          7/1/2012           668,750
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           14,892,551
=========================================================================================================================

Capital Goods (9.7%)
-------------------------------------------------------------------------------------------------------------------------
     900,000   Allied Waste North America, Inc.                                 8.875          4/1/2008           981,000
     800,000   Allied Waste North America, Inc.                                 8.500         12/1/2008           870,000
     200,000   Allied Waste North America, Inc.(b)                              6.500        11/15/2010           198,000
     100,000   Allied Waste North America, Inc.(b)                              9.250          9/1/2012           111,375
     420,000   Ames True Temper, Inc.                                          10.000         7/15/2012           418,950
     610,000   Amsted Industries, Inc.                                         10.250        10/15/2011           658,800
     400,000   Building Materials Corporation of America                        7.750         7/15/2005           405,000
     600,000   Case New Holland, Inc.                                           9.250          8/1/2011           649,500
     600,000   Crown Euro Holdings SA                                           9.500          3/1/2011           657,000
     400,000   Crown Euro Holdings SA                                          10.875          3/1/2013           459,000
     652,000   Dunlop Standard Aerospace Holdings plc                          11.875         5/15/2009           691,120
     150,000   Eircom Funding                                                   8.250         8/15/2013           157,500
     600,000   Euramax International, Inc.                                      8.500         8/15/2011           621,000
     610,000   Fastentech, Inc.                                                11.500          5/1/2011           683,200
     425,000   Invensys plc(b)                                                  9.875         3/15/2011           428,188
     500,000   K & F Industries, Inc.                                           9.625        12/15/2010           546,250
     700,000   KRATON Polymers, LLC/Capital Corporation                         8.125         1/15/2014           710,500
     800,000   Nortek Holdings, Inc.(e)                                   Zero Coupon         5/15/2011           668,800
     700,000   North American Energy Partnership                                8.750         12/1/2011           689,500
     125,000   Owens-Brockway Glass Container, Inc.                             7.750         5/15/2011           132,500
     700,000   Owens-Brockway Glass Container, Inc.                             8.750        11/15/2012           770,000
     350,000   Owens-Brockway Glass Container, Inc.(b)                          8.250         5/15/2013           366,625
     320,000   Owens-Illinois, Inc.                                             7.500         5/15/2010           324,800
     610,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011           656,512
     610,000   Pliant Corporation(e)                                      Zero Coupon         6/15/2009           539,850
     498,091   Rocky River Private Placement(f)                                 8.810         4/14/2007           539,751
     770,000   Texas Industries, Inc.                                          10.250         6/15/2011           877,800
     600,000   Trinity Industries, Inc.                                         6.500         3/15/2014           567,000
     610,000   United Rentals North America, Inc.(b)                            6.500         2/15/2012           588,650
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             15,968,171
=========================================================================================================================

Communications Services (16.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   ACC Escrow Corporation                                          10.000          8/1/2011           870,000
     600,000   Adelphia Communications Corporation(b,g)                         8.875         1/15/2007           633,000
     420,000   Adelphia Communications Corporation(g)                     Zero Coupon         1/15/2008           252,000
   1,025,000   American Media Operations, Inc.                                 10.250          5/1/2009         1,071,125
   1,000,000   American Tower Escrow Corporation                          Zero Coupon          8/1/2008           742,500
   1,350,000   Cablevision Systems Corporation                                  8.000         4/15/2012         1,326,375
   1,010,000   Canwest Media, Inc.                                             10.625         5/15/2011         1,143,825
     300,000   CF Cable TV, Inc.                                                9.125         7/15/2007           316,410
     520,000   Charter Communications Holdings II, LLC                         10.250         9/15/2010           523,900
     730,000   Charter Communications Holdings, LLC                             8.750        11/15/2013           700,800
     275,000   Charter Communications Operating, LLC                            8.000         4/30/2012           265,375
     275,000   Charter Communications Operating, LLC(b)                         8.375         4/30/2014           265,375
     800,000   Crown Castle International Corporation                          10.750          8/1/2011           896,000
     600,000   CSC Holdings, Inc.                                               7.625          4/1/2011           606,000
     500,000   Dex Media West, LLC/Dex Media Finance Company                    8.500         8/15/2010           550,000
     695,000   Dex Media West, LLC/Dex Media Finance Company                    9.875         8/15/2013           783,612
     610,000   Dex Media, Inc.                                                  8.000        11/15/2013           613,050
     950,000   DIRECTV Holdings, LLC                                            8.375         3/15/2013         1,064,000
      25,000   EchoStar DBS Corporation                                        10.375         10/1/2007            26,562
     150,000   EchoStar DBS Corporation                                         5.750         10/1/2008           148,875
     350,000   Gaylord Entertainment Company                                    8.000        11/15/2013           360,062
     345,000   General Cable Corporation                                        9.500        11/15/2010           376,050
     650,000   Hollinger Participation Trust                                    9.000        12/15/2010           754,000
     400,000   Mail-Well I Corporation                                          9.625         3/15/2012           430,000
       1,000   MCI, Inc.                                                        5.908          5/1/2007               969
       1,000   MCI, Inc.                                                        6.688          5/1/2009               921
      35,714   Nextel Communications, Inc.(b)                                   9.500          2/1/2011            40,089
     910,000   Nextel Communications, Inc.                                      6.875        10/31/2013           923,650
     700,000   Nextel Communications, Inc.                                      7.375          8/1/2015           735,000
     610,000   Nextel Partners, Inc.                                            8.125          7/1/2011           628,300
     430,000   PanAmSat Corporation                                             9.000         8/15/2014           430,000
     760,000   Paxson Communications Corporation(e)                       Zero Coupon         1/15/2009           663,100
     100,000   PRIMEDIA, Inc.(d)                                                6.615         8/16/2004           101,625
     650,000   PRIMEDIA, Inc.                                                   8.000         5/15/2013           598,000
     700,000   Quebecor Media, Inc.                                            11.125         7/15/2011           802,375
     420,000   Qwest Communications International, Inc.(d)                      4.750         8/16/2004           401,100
     700,000   Qwest Communications International, Inc.                         7.250         2/15/2011           675,500
     830,000   Qwest Communications International, Inc.                         7.500         2/15/2014           776,050
   1,250,000   Qwest Services Corporation                                      13.500        12/15/2010         1,464,062
     610,000   Sinclair Broadcast Group, Inc.                                   8.000         3/15/2012           629,825
     675,000   Spectrasite, Inc.                                                8.250         5/15/2010           696,938
     450,000   Superior Essex Communications LLC/Essex Group, I                 9.000         4/15/2012           447,750
     390,000   US Unwired, Inc.                                                10.000         6/15/2012           396,825
     300,000   Vertis, Inc.(b)                                                 10.875         6/15/2009           328,500
     610,000   XM Satellite Radio, Inc.(d)                                      6.650         11/1/2004           616,100
     817,000   Young Broadcasting, Inc.(b)                                     10.000          3/1/2011           825,170
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   26,900,745
=========================================================================================================================

Consumer Cyclical (15.9%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   Aearo Company I                                                  8.250         4/15/2012           714,000
     700,000   Alderwoods Group, Inc.                                          12.250          1/2/2009           772,625
     250,000   Allied Security Escrow Corporation                              11.375         7/15/2011           258,750
     450,000   AmeriGas Partners, LP(f,h)                                       8.830         4/19/2010           498,508
     400,000   AmeriGas Partners, LP/AmeriGas Eagle
               Finance Corporation                                             10.000         4/15/2006           433,000
     700,000   Armor Holdings, Inc.                                             8.250         8/15/2013           752,500
     650,000   ArvinMeritor, Inc.(b)                                            6.625         6/15/2007           666,250
     800,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011           856,000
     460,000   Boyd Gaming Corporation(b)                                       7.750        12/15/2012           473,800
     500,000   Circus & Eldorado Joint Venture/Silver Legacy
               Capital Corporation                                             10.125          3/1/2012           504,375
     670,000   Duane Reade, Inc.                                                9.750          8/1/2011           668,325
     725,000   Dura Operating Corporation                                       8.625         4/15/2012           717,750
     250,000   Ferrellgas Partners, LP                                          6.750          5/1/2014           241,875
     750,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013           780,000
     750,000   Hilton Hotels Corporation(b)                                     7.625         12/1/2012           827,812
     505,000   HMH Properties, Inc.(c)                                          7.875          8/1/2008           518,888
     125,000   Host Marriott, LP                                                9.500         1/15/2007           136,562
      50,000   Host Marriott, LP                                                9.250         10/1/2007            55,125
      75,000   Host Marriott, LP(b)                                             7.125         11/1/2013            74,625
     500,000   Jean Coutu Group (PJC), Inc.                                     7.625          8/1/2012           503,750
     340,000   Jean Coutu Group (PJC), Inc.                                     8.500          8/1/2014           337,025
     920,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012         1,013,150
     610,000   La Quinta Properties, Inc.                                       8.875         3/15/2011           672,525
     900,000   MGM Mirage, Inc.(b)                                              8.375          2/1/2011           963,000
     610,000   NationsRent, Inc.                                                9.500        10/15/2010           646,600
     730,000   NCL Corporation                                                 10.625         7/15/2014           741,862
     610,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012           603,900
     975,000   Park Place Entertainment Corporation(b)                          7.875         3/15/2010         1,056,656
     510,000   Penn National Gaming, Inc.                                       6.875         12/1/2011           506,175
     770,000   Rent-Way, Inc.                                                  11.875         6/15/2010           847,000
     760,000   Schuler Homes, Inc.                                              9.375         7/15/2009           836,000
     360,000   Seneca Gaming Corporation                                        7.250          5/1/2012           359,100
     200,000   SPX Corporation                                                  6.250         6/15/2011           195,000
     650,000   SPX Corporation                                                  7.500          1/1/2013           661,375
     350,000   Starwood Hotels & Resorts Worldwide, Inc.(e)                     7.375          5/1/2007           369,250
     500,000   Starwood Hotels & Resorts Worldwide, Inc.(e)                     7.875          5/1/2012           538,750
     700,000   Station Casinos, Inc.                                            6.000          4/1/2012           682,500
   1,135,000   Tenneco Automotive, Inc.(b)                                     10.250         7/15/2013         1,293,900
     310,000   TravelCenters of America, Inc.                                  12.750          5/1/2009           359,600
     300,000   True Temper Sports, Inc.                                         8.375         9/15/2011           303,000
   1,088,000   TRW Automotive, Inc.                                             9.375         2/15/2013         1,240,320
     600,000   Warnaco, Inc.                                                    8.875         6/15/2013           652,500
     700,000   Warner Music Group                                               7.375         4/15/2014           668,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         26,002,208
=========================================================================================================================

Consumer Non-Cyclical (8.2%)
-------------------------------------------------------------------------------------------------------------------------
     610,000   Armkel Finance, Inc.                                             9.500         8/15/2009           663,375
     480,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014           482,400
     650,000   Commonwealth Brands, Inc.                                       10.625          9/1/2008           682,500
     700,000   Delhaize America, Inc.                                           8.125         4/15/2011           776,115
     419,000   Domino's, Inc.(c)                                                8.250          7/1/2011           448,330
     300,000   Fisher Scientific International, Inc.                            8.000          9/1/2013           328,125
     310,000   Fisher Scientific International, Inc.(i)                         6.750         8/15/2014           309,612
     900,000   Fresenius Medical Care Capital Trust II                          7.875          2/1/2008           951,750
     340,000   IASIS Healthcare, LLC/IASIS Capital Corporation                  8.750         6/15/2014           353,600
     700,000   Ingles Markets, Inc.(b)                                          8.875         12/1/2011           735,000
     550,000   JohnsonDiversey, Inc.                                            9.625         5/15/2012           605,000
     855,000   Jostens Holding Corporation(e)                             Zero Coupon         12/1/2013           564,300
     600,000   Michael Foods, Inc.                                              8.000        11/15/2013           625,500
     350,000   NeighborCare, Inc.                                               6.875        11/15/2013           362,250
   1,100,000   North Atlantic Holding Company, Inc.(e)                    Zero Coupon          3/1/2014           610,500
     211,000   PacifiCare Health Systems, Inc.                                 10.750          6/1/2009           239,485
     575,000   Rayovac Corporation                                              8.500         10/1/2013           608,062
     925,000   Roundy's, Inc.                                                   8.875         6/15/2012           968,938
     600,000   Smithfield Foods, Inc.                                           8.000        10/15/2009           651,000
     130,000   Stater Brothers Holdings, Inc.(d)                                5.060         9/15/2004           132,600
     340,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012           347,650
     100,000   Stone Container Finance                                         11.500         8/15/2006           100,000
   1,245,000   Tenet Healthcare Corporation(b)                                  7.375          2/1/2013         1,151,625
     400,000   Tenet Healthcare Corporation                                     9.875          7/1/2014           415,500
     300,000   Triad Hospitals, Inc.                                            7.000         5/15/2012           306,750
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     13,419,967
=========================================================================================================================

Energy (4.4%)
-------------------------------------------------------------------------------------------------------------------------
     920,000   Chesapeake Energy Corporation                                    9.000         8/15/2012         1,045,350
     800,000   Dresser, Inc.                                                    9.375         4/15/2011           866,000
      75,000   Evergreen Resources, Inc.                                        5.875         3/15/2012            76,312
     725,000   EXCO Resources, Inc.                                             7.250         1/15/2011           750,375
   1,050,000   Hanover Equipment Trust(b,e)                                     8.500          9/1/2008         1,120,875
     550,000   Newpark Resources, Inc.                                          8.625        12/15/2007           561,000
     570,000   Pride International, Inc.                                        7.375         7/15/2014           587,812
     600,000   SESI, LLC                                                        8.875         5/15/2011           648,000
     450,000   Vintage Petroleum, Inc.(b)                                       7.875         5/15/2011           465,750
     350,000   Vintage Petroleum, Inc.(b)                                       8.250          5/1/2012           375,375
     610,000   Western Oil Sands, Inc.                                          8.375          5/1/2012           667,188
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     7,164,037
=========================================================================================================================

Financials (6.1%)
-------------------------------------------------------------------------------------------------------------------------
     610,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012           596,275
     591,000   American Financial Group, Inc., Convertible                      1.486          6/2/2033           246,742
     510,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014           531,675
     700,000   Bluewater Finance, Ltd.                                         10.250         2/15/2012           735,000
   1,271,828   Calpoint Receivable Structured Trust                             7.440        12/10/2006         1,275,008
     550,000   Choctaw Resort Development Enterprise                            9.250          4/1/2009           591,250
     570,387   FINOVA Group, Inc.                                               7.500        11/15/2009           322,268
     175,000   Fresenius Medical Care Capital Trust IV                          7.875         6/15/2011           185,938
     900,000   Gemstone Investor, Ltd.                                          7.710        10/31/2004           906,750
     610,000   IPCS Escrow Company                                             11.500          5/1/2012           628,300
     600,000   NTL Cable plc(d)                                                 6.610        10/15/2004           612,000
     170,000   NTL Cable plc(b)                                                 8.750         4/15/2014           176,375
     590,000   Refco Finance Holdings, LLC(i)                                   9.000          8/1/2012           590,000
     875,000   Riggs Capital Trust II                                           8.875         3/15/2027           931,875
     300,000   Sheridan Group, Inc.                                            10.250         8/15/2011           318,375
     800,000   Ventas Realty, LP, Capital Corporation                           8.750          5/1/2009           870,000
     400,000   VWR International, Inc.                                          8.000         4/15/2014           408,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 9,925,831
=========================================================================================================================

Foreign (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     802,543   Marconi Corporation plc(f)                                       8.000         4/30/2008           866,748
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                      866,748
=========================================================================================================================

Technology (1.9%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   Amkor Technology, Inc.(b)                                        7.125         3/15/2011           513,000
     300,000   Celestica, Inc.(b)                                               7.875          7/1/2011           306,750
     330,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011           332,475
     330,000   Freescale Semiconductor, Inc.                                    7.125         7/15/2011           334,950
     600,000   Sanmina-SCI Corporation                                         10.375         1/15/2010           679,500
     350,000   Universal City Development Services                             11.750          4/1/2010           406,000
     600,000   Xerox Corporation                                                7.625         6/15/2013           615,000
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 3,187,675
=========================================================================================================================

Transportation (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     427,117   Continental Airlines, Inc.                                       7.373        12/15/2015           338,759
     590,231   Continental Airlines, Inc.                                       6.545          2/2/2019           555,835
     290,000   Horizon Lines, LLC                                               9.000         11/1/2012           300,875
     600,000   United Air Lines, Inc.(j)                                        6.602          9/1/2013           500,405
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,695,874
=========================================================================================================================

Utilities (10.3%)
-------------------------------------------------------------------------------------------------------------------------
     475,000   AES Corporation(b)                                               8.875         2/15/2011           507,062
   1,400,000   AES Corporation                                                  8.750         5/15/2013         1,529,500
     544,740   Cedar Brakes II, LLC                                             9.875          9/1/2013           566,530
     800,000   CMS Energy Corporation                                           7.000         1/15/2005           805,000
   1,050,000   CMS Energy Corporation(b)                                        7.500         1/15/2009         1,071,000
     300,000   Dayton Power and Light, Inc.(b)                                  6.875          9/1/2011           305,250
     710,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010           775,675
   1,400,000   Edison Mission Energy(b)                                         9.875         4/15/2011         1,568,002
     200,000   El Paso CGP Company                                              9.625         5/15/2012           194,000
     400,000   El Paso Corporation(b)                                           7.875         6/15/2012           368,000
   1,005,000   El Paso Corporation(b)                                           7.375        12/15/2012           896,962
     168,000   El Paso Energy Partners, LP                                      8.500          6/1/2011           183,960
      75,000   El Paso Natural Gas Corporation                                  7.625          8/1/2010            78,000
     775,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           833,125
      72,000   Gulfterra Energy Partner                                         8.500          6/1/2010            78,840
     150,000   Ipalco Enterprises, Inc.(e)                                      8.375        11/14/2008           168,000
     500,000   Ipalco Enterprises, Inc.(e)                                      8.625        11/14/2011           560,000
     760,000   Legrand SA                                                      10.500         2/15/2013           874,000
     500,000   Midwest Generation, LLC                                          8.750          5/1/2034           530,000
     380,000   Mission Energy Holding Company(b)                               13.500         7/15/2008           471,200
   1,275,000   NRG Energy, Inc.                                                 8.000        12/15/2013         1,303,688
     170,000   Pacific Energy Partners, LP/ Pacific
               Energy Finance Corporation                                       7.125         6/15/2014           175,100
     550,000   Sonat, Inc.(b)                                                   7.625         7/15/2011           500,500
   1,300,000   Williams Companies, Inc.(b)                                      8.625          6/1/2010         1,459,250
     610,000   Williams Companies, Inc.                                         7.625         7/15/2019           616,100
     475,000   Williams Companies, Inc.                                         7.875          9/1/2021           479,750
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 16,898,494
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $133,820,482)                                               136,922,301
=========================================================================================================================
      Shares   Preferred Stock (0.9%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
       1,200   Dobson Communications Corporation, Convertible                                                    $109,821
         918   Sovereign Real Estate Investment Corporation                                                     1,340,280
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $1,560,450)                                                          1,450,101
=========================================================================================================================
      Shares   Common Stock(k)                                                                                      Value
-------------------------------------------------------------------------------------------------------------------------
           1   Abraxas Petroleum Corporation(l)                                                                        $1
         750   Arcadia Financial, Ltd., Stock Warrants(l)                                                               8
       4,441   ICG Communications, Inc.(l)                                                                          2,931
         735   ICG Communications, Inc., Stock Rights(l)                                                              184
           3   Orion Refining Corporation(f,l)                                                                          0
         500   Unifi Communications, Inc., Stock Warrants(f,l)                                                          5
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $49,740)                                                                    3,129
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (12.5%)         Interest Rate(m)      MaturityDate             Value
-------------------------------------------------------------------------------------------------------------------------
  20,444,260   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $20,444,260
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $20,444,260)                                  20,444,260
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.1%)                         Interest Rate(m)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $400,000   Edison International, Inc.                                       6.875%        9/15/2004          $400,000
     200,000   Federal National Mortgage Association                            1.144          9/1/2004           199,804
   4,432,643   Thrivent Money Market Fund                                       0.956               N/A         4,432,643
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 5,032,447
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $160,907,379)                                                         $163,852,238
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Earmarked as collateral for long settling trades.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through July
    31, 2004, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of July 31, 2004.

                                                     Acquisition
Security                                                 Date               Cost
----------------------------------------------------------------------------------
Amerigas Partners, LP                                 5/10/2002           $457,793
Marconi Corporation plc                               7/16/2003            454,709
Marconi Corporation plc                               11/5/2003            321,591
Orion Refining Corporation, Common Stock               8/3/2001                  0
Rocky River Private Placement                        12/12/2000            493,314
Unifi Communications, Inc., Stock Warrants            2/14/1997              6,525

(g) Non-income producing and in bankruptcy.

(h) Security is fair valued.

(i) Denotes investments purchased on a when-issued basis.

(j) In bankruptcy.

(k) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent
    Partner High Yield Fund.

(l) Non-income producing security.

(m) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Municipal Bond Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Municipal Bond Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (98.8%)                            Interest Rate    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Alabama (0.1%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Alabama 21st Century Authority Tobacco Settlement
               Revenue Bonds                                                    5.750%        12/1/2020          $972,860
-------------------------------------------------------------------------------------------------------------------------
               Total Alabama                                                                                      972,860
=========================================================================================================================

Alaska (0.5%)
-------------------------------------------------------------------------------------------------------------------------
   3,155,000   Alaska Energy Authority Power Revenue Refunding Bonds
               (Bradley Lake) (Series 5)(FSA Insured)                           5.000          7/1/2021         3,206,206
   3,370,000   Northern Tobacco Securitization Corporation Alaska
               Tobacco Settlement Revenue Bonds                                 6.200          6/1/2022         3,191,592
-------------------------------------------------------------------------------------------------------------------------
               Total Alaska                                                                                     6,397,798
=========================================================================================================================

Arizona (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Arizona Health Facilities Authority Revenue Bonds
               (Arizona Healthcare Pooled Financing)(FGIC Insured)              4.000          6/1/2005           765,615
     780,000   Arizona Health Facilities Authority Revenue Bonds
               (Arizona Healthcare Pooled Financing)(FGIC Insured)              4.250          6/1/2006           810,139
     815,000   Arizona Health Facilities Authority Revenue Bonds
               (Arizona Healthcare Pooled Financing)(FGIC Insured)              4.500          6/1/2007           859,849
     975,000   Arizona Health Facilities Authority Revenue Bonds
               (Arizona Healthcare Pooled Financing)(FGIC Insured)              5.000          6/1/2011         1,057,524
   1,020,000   Arizona Health Facilities Authority Revenue Bonds
               (Arizona Healthcare Pooled Financing)(FGIC
               Insured)(b)                                                      5.000          6/1/2012         1,105,160
     500,000   Glendale, Arizona Industrial Development Authority
               (Midwestern University) (Series A)                               5.750         5/15/2021           533,165
   2,000,000   Phoenix, Arizona Industrial Development Authority
               Government Office Lease Revenue Bonds(Capital Mall
               Project) (AMBAC Insured)                                         5.375         9/15/2020         2,115,220
     125,000   Phoenix, Arizona Industrial Development Authority
               Single Family Mortgage Revenue Bonds(Series 1A)
               (GNMA/FNMA/FHLMC Insured)                                        5.875          6/1/2016           127,022
   1,285,000   Pima County, Arizona Industrial Development Authority
               Multifamily Bonds (La HaciendaProject) (GNMA/FHA
               Insured)                                                         7.000        12/20/2031         1,380,617
   1,700,000   Pima County, Arizona Unified School District #16
               Catalina Foothills (Series A)(MBIA Insured)                      8.900          7/1/2005         1,812,234
   1,000,000   Pinal County, Arizona Unified School District #43
               Apache Junction (Series A)(FGIC Insured)(c)                      5.800          7/1/2011         1,083,560
     500,000   Yavapai County, Arizona Hospital Revenue (Yavapai
               Regional Medical Center) (Series A)                              6.000          8/1/2033           502,820
-------------------------------------------------------------------------------------------------------------------------
               Total Arizona                                                                                   12,152,925
=========================================================================================================================

Arkansas (0.6%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   Arkansas Housing Development Agency Single Family
               Mortgage Revenue Bonds (FHA Insured)(c)                          8.375          7/1/2010           765,044
   2,400,000   Arkansas State Community Water System Public Water
               Authority Revenue (Series B)(MBIA Insured)                       5.000         10/1/2023         2,456,616
     432,500   Arkansas State Development Finance Authority Single
               Family Mortgage Revenue Bonds(Series F) (GNMA
               Insured) (Subject to 'AMT')                                      7.450          1/1/2027           441,898
   3,000,000   Jonesboro, Arkansas Residential Housing and Health
               Care Facilities Revenue Bonds (St.Bernards Regional
               Medical Center) (AMBAC Insured)                                  5.800          7/1/2011         3,232,890
     875,000   Pope County, Arkansas Pollution Control Revenue Bonds
               (Arkansas Power and Light CompanyProject) (FSA
               Insured)                                                         6.300         12/1/2016           896,289
-------------------------------------------------------------------------------------------------------------------------
               Total Arkansas                                                                                   7,792,737
=========================================================================================================================

California (10.3%)
-------------------------------------------------------------------------------------------------------------------------
   3,450,000   Anaheim, California Public Financing Authority Lease
               Revenue Bonds (Public ImprovementsProject) (Series A)
               (FSA Insured)                                                    6.000          9/1/2024         3,894,740
   5,000,000   California Infrastructure & Economic Bank
               Revenue (Bay Area Toll Bridges) (1st Lien-A)(b)                  5.000          7/1/2025         5,050,850
     355,000   California Rural Home Mortgage Finance Authority
               Single Family Mortgage Revenue Bonds(Series D)
               (GNMA/FNMA Insured)(Subject to 'AMT')                            7.100          6/1/2031           370,510
   5,000,000   California State Department of Water Resources Supply
               Revenue Bonds (Series A)(AMBAC Insured)                          5.375          5/1/2018         5,417,950
   5,000,000   California State General Obligation(b)                           5.250         12/1/2019         5,211,850
   2,000,000   California State General Obligation                              5.250          9/1/2022         2,057,100
  10,000,000   California State General Obligation Bonds                        5.000          2/1/2020        10,219,400
   2,000,000   California State General Obligation Bonds (AMBAC
               Insured)                                                         6.300          9/1/2010         2,314,560
   3,000,000   California State Public Works Board Lease
               Revenue Bonds (Department of Corrections State
               Prison)                                                          7.400          9/1/2010         3,602,340
   4,000,000   California State Public Works Board Lease
               Revenue Bonds (UCLA Replacement Hospital)(Series A)
               (FSA Insured)                                                    5.375         10/1/2015         4,345,400
   1,500,000   California State Revenue General Obligation Bonds                7.000          8/1/2006         1,639,245
   2,000,000   California State Revenue General Obligation Bonds                5.250         11/1/2021         2,085,140
  10,000,000   California State Revenue General Obligation Bonds(b)             5.250          4/1/2029        10,084,900
     300,000   California State Unrefunded General Obligation Bonds
               (MBIA Insured)                                                   6.000          8/1/2016           312,390
   1,000,000   California State Veterans General Obligation
               Revenue Bonds (FGIC) (Series AT)                                 9.500          2/1/2010         1,292,680
     600,000   Central Valley Financing Authority Cogeneration
               Project Revenue Bonds (Carson Ice-GenProject)                    6.000          7/1/2009           607,602
   4,030,000   Contra Costa County, California Home Mortgage
               Revenue Bonds (GNMA Insured) (Escrowed toMaturity)(c)            7.500          5/1/2014         5,264,994
   1,335,000   Foothill/Eastern Transportation Corridor Agency
               California Toll Road Revenue Bonds(Series A)(c)            Zero Coupon          1/1/2005         1,326,069
   5,000,000   Foothill/Eastern Transportation Corridor Agency
               California Toll Road Revenue Bonds(Series A)(b,c)          Zero Coupon          1/1/2009         5,619,300
   5,000,000   Foothill/Eastern Transportation Corridor Agency
               California Toll Road Revenue Bonds(Series A)(c)            Zero Coupon          1/1/2011         5,861,150
   6,000,000   Foothill/Eastern Transportation Corridor Agency
               California Toll Road Revenue Bonds(Series A)(c)            Zero Coupon          1/1/2013         7,046,880
   7,145,000   Foothill/Eastern Transportation Corridor Agency
               California Toll Road Revenue Bonds(Series A)(c)            Zero Coupon          1/1/2014         8,391,660
     420,000   Golden West Schools Financing Authority California
               Revenue Bonds (Series A) (MBIA Insured)                          5.800          2/1/2022           485,654
     740,000   Los Angeles, California Department of Water and Power
               Electric Plant Revenue Bonds(c)                                  6.100         2/15/2017           766,795
     260,000   Los Angeles, California Department of Water and Power
               Electric Plant Unrefunded Revenue Bonds(c)                       6.100         2/15/2017           269,415
   2,000,000   Los Angeles, California Unified School District
               Revenue Bonds (MBIA-Series A)                                    5.000          7/1/2021         2,068,660
   2,385,000   Orange County, California Recovery Certificates Of
               Participation Bonds (Series A)(MBIA Insured)                     5.800          7/1/2016         2,588,417
   1,785,000   Palmdale, California Civic Authority Revenue Bonds
               (Series A)(c)                                                    6.600          9/1/2034         1,827,911
   5,000,000   Pittsburg, California Redevelopment Agency Tax
               Allocation Bonds (Los Medanos Community Development
               Project) (AMBAC Insured)                                   Zero Coupon          8/1/2024         1,664,150
   4,200,000   Pomona, California Single Family Mortgage
               Revenue Bonds (Series A) (GNMA/FNMA Insured)(c)                  7.600          5/1/2023         5,408,760
     500,000   Sacramento, California Cogeneration Authority Bonds
               (Procter and Gamble Project)(c)                                  6.375          7/1/2010           532,380
     500,000   Sacramento, California Cogeneration Authority
               Revenue Bonds (Procter and Gamble Project)                       6.375          7/1/2010           525,705
   1,500,000   San Bernardino County, California Single Family
               Mortgage Revenue Bonds (Series A)(GNMA Insured)(c)               7.500          5/1/2023         1,925,055
   1,500,000   San Francisco, California Bay Area Rapid Transit
               District Sales Tax Revenue Bonds (AMBAC Insured)                  6.750          7/1/2010         1,775,565
  15,000,000   San Joaquin Hills Transportation Corridor Agency,
               California Toll Road Revenue Bonds(c,d)                          7.650          1/1/2013        17,805,750
-------------------------------------------------------------------------------------------------------------------------
               Total California                                                                               129,660,927
=========================================================================================================================

Colorado (4.9%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Boulder Larimer Weld Counties, Colorado St. Vrain
               Valley Public School District General Obligation Bonds
               (Series A) (MBIA Insured)                                  Zero Coupon        12/15/2004         4,973,200
   2,000,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (Bromley East Project)
               (Series A)                                                       7.250         9/15/2030         1,992,440
     570,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)                                          6.000          4/1/2021           572,246
   1,280,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (Cherry Creek
               Academy Facility, Inc.)                                          6.000          4/1/2030         1,282,944
   2,825,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (Classical Academy)(c)                   7.250         12/1/2030         3,514,441
     835,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (Pinnacle Charter School
               Project)(c)                                                      5.250         12/1/2011           893,133
   1,000,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (University Lab School
               Project)                                                         5.750          6/1/2016         1,001,880
     750,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (University Lab School
               Project)                                                         6.125          6/1/2021           752,820
   6,250,000   Colorado Educational and Cultural Facilities
               Authority Revenue Bonds (University Lab School
               Project)                                                         6.250          6/1/2031         6,275,000
   1,000,000   Colorado Health Facilities Authority Revenue Bonds
               (Evangelical Lutheran Good Samaritan)                            6.250         12/1/2010         1,109,760
   5,000,000   Colorado Health Facilities Authority Revenue Bonds
               (Evangelical Lutheran Good Samaritan)                            6.800         12/1/2020         5,407,500
   1,000,000   Colorado Health Facilities Authority Revenue Bonds
               (Parkview Medical Center Project)                                6.500          9/1/2020         1,054,860
     500,000   Colorado Health Facilities Authority Revenue Bonds
               (Parkview Medical Center Project)                                6.600          9/1/2025           527,330
     350,000   Colorado Housing and Finance Authority Revenue Bonds
               (Single Family Program) (Series A-2)(Subject to
               'AMT')                                                           7.450         10/1/2016           351,824
     215,000   Colorado Housing and Finance Authority Revenue Bonds
               (Single Family Program) (Series A-3)                             7.250          4/1/2010           219,468
   1,140,000   Colorado Housing and Finance Authority Revenue Bonds
               (Single Family Program) (Series B-3)                             6.700          8/1/2017         1,197,308
     225,000   Colorado Housing and Finance Authority Revenue Bonds
               (Single Family Program) (Series C-3)(FHA/VA Insured)             7.150         10/1/2030           226,415
     155,000   Colorado Housing and Finance Authority Single Family
               Revenue Bonds (Series A-3)                                       7.000         11/1/2016           159,242
   1,495,000   Colorado Housing and Finance Authority Single Family
               Revenue Bonds (Series D-2) (Subjectto 'AMT')                     6.350         11/1/2029         1,584,162
      70,000   Colorado Water Resources and Power Development
               Authority Clean Water Revenue Unrefunded Bonds
               (Series A) (FSA Insured)                                         6.250          9/1/2013            70,267
   3,525,000   Colorado Water Resources and Power
               Development Authority Small Water Resources
               Revenue Bonds (Series A) (FGIC Insured)                          5.250         11/1/2021         3,723,105
   6,000,000   Denver, Colorado City & County Bonds                             5.600         10/1/2029         6,370,500
     200,000   Denver, Colorado Health and Hospital Authority
               Healthcare Revenue Bonds (Series A)                              5.250         12/1/2010           204,814
     200,000   Denver, Colorado Health and Hospital Authority
               Healthcare Revenue Bonds (Series A)                              5.250         12/1/2011           202,404
   2,000,000   Denver, Colorado Health and Hospital Authority
               Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)            6.250         12/1/2016         2,108,940
     150,000   Douglas County, Colorado School District # RE-1
               Douglas and Elbert Counties General Obligation Bonds
               (Series A) (MBIA Insured)                                        6.500        12/15/2016           154,256
   1,890,000   Goldsmith, Colorado Metropolitan District Capital
               Appreciation General Obligation Bonds (MBIA Insured)       Zero Coupon          6/1/2007         1,745,264
   1,890,000   Goldsmith, Colorado Metropolitan District Capital
               Appreciation General Obligation Bonds (MBIA Insured)       Zero Coupon          6/1/2008         1,669,475
   1,885,000   Goldsmith, Colorado Metropolitan District Capital
               Appreciation General Obligation Bonds (MBIA Insured)       Zero Coupon         12/1/2008         1,629,658
   3,000,000   Larimer County, Colorado School District # R 1 Poudre
               Valley (MBIA/IBC Insured)                                        7.000        12/15/2016         3,799,740
   4,000,000   Northwest Parkway Public Highway Authority, Colorado
               Capital Appreciation Revenue Bonds (Series C) (AMBAC
               Insured)(d)                                                Zero Coupon         6/15/2021         2,992,880
   3,500,000   Regional Transportation District, Colorado, Sales Tax
               Revenue Bonds (Series B)(AMBAC Insured)                          5.500         11/1/2021         3,794,350
-------------------------------------------------------------------------------------------------------------------------
               Total Colorado                                                                                  61,561,626
=========================================================================================================================

Connecticut (0.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Connecticut State Health and Educational Facilities
               Authority Revenue (Yale University)(Series W)                    5.125          7/1/2027         2,019,440
   4,000,000   Connecticut State Special Tax Obligation
               Revenue Bonds (Transportation
               Infrastructure)(Series B)                                        6.500         10/1/2010         4,702,840
-------------------------------------------------------------------------------------------------------------------------
               Total Connecticut                                                                                6,722,280
=========================================================================================================================

District of Columbia (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   7,845,000   District of Columbia Tobacco Settlement Financing
               Corporation Revenue Bonds                                        6.250         5/15/2024         7,224,853
-------------------------------------------------------------------------------------------------------------------------
               Total District of Columbia                                                                       7,224,853
=========================================================================================================================

Florida (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     984,000   Brevard County, Florida Housing Finance Authority
               Homeowner Mortgage Revenue Bonds (Series B) (GNMA
               Insured)                                                         6.500          9/1/2022         1,003,021
   2,105,000   Clay County, Florida Housing Finance Authority Single
               Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
               (Subject to 'AMT')                                               6.000          4/1/2029         2,158,383
     750,000   Florida Intergovernmental Finance Commission Capital
               Revenue Bonds(c)                                                 5.125          5/1/2021           829,702
     620,000   Florida State Board of Education Capital Outlay
               Unrefunded General Obligation Bonds (MBIA Insured)(e)            9.125          6/1/2014           875,229
   1,520,000   Florida State Revenue Bonds (Jacksonville
               Transportation)                                                  5.000          7/1/2019         1,561,146
   2,000,000   Highlands County, Florida Health Facilities Authority
               Revenue Bonds (Adventist Health System/Sunbelt, Inc.)
               (Series A)                                                       6.000        11/15/2031         2,094,640
   1,500,000   Jacksonville, Florida Health Facilities Authority
               Revenue Bonds (Series C)(c)                                      5.750         8/15/2015         1,700,805
   1,145,000   Leon County, Florida Educational Facilities Authority
               Certificates of Participation(c)                                 8.500          9/1/2017         1,622,087
     460,000   Manatee County, Florida Housing Finance Authority
               Single Family Mortgage Revenue Bonds(Series 1)
               (GNMA/FNMA/ FHLMC Insured) (Subject to 'AMT')                    7.200          5/1/2028           467,194
   1,320,000   Orange County, Florida Health Facilities Authority
               Revenue Bonds (Adventist Health Systems)                         5.750        11/15/2008         1,454,152
   1,000,000   Orange County, Florida Health Facilities Authority
               Revenue Bonds (Adventist Health Systems)                         5.850        11/15/2010         1,109,910
   2,000,000   Orange County, Florida Health Facilities Authority
               Revenue Bonds (Orlando Regional Healthcare System)
               (Series A) (MBIA Insured)                                        6.250         10/1/2018         2,372,520
   1,425,000   Orange County, Florida Housing Finance Authority
               Homeowner Revenue Bonds (Series B-1)(GNMA/FNMA
               Insured) (Subject to 'AMT')                                      5.900          9/1/2028         1,478,950
     830,000   Palm Beach County, Florida Housing Finance Authority
               Single Family Homeowner Revenue Bonds (Series A-1)
               (GNMA/FNMA Insured) (Subject to 'AMT')                           5.900         10/1/2027           861,424
     805,000   Pinellas County, Florida Housing Finance Authority
               Single Family Housing Revenue Bonds (Multi-County
               Program) (Series B-1) (Subject to 'AMT)                          7.250          9/1/2029           815,884
   1,075,000   Pinellas County, Florida Housing Finance Authority
               Single Family Housing Revenue Bonds (Series A-1)
               (GNMA/FNMA Insured) (Subject to 'AMT')                           7.200          9/1/2029         1,143,822
-------------------------------------------------------------------------------------------------------------------------
               Total Florida                                                                                   21,548,869
=========================================================================================================================

Georgia (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   6,900,000   Bibb County Georgia Authority Environmental Imput
               Revenue(b)                                                       4.850         12/1/2009         7,173,930
   2,000,000   Brunswick, Georgia Water and Sewer Revenue Refunding
               Bonds (MBIA Insured)                                             6.000         10/1/2011         2,248,500
   1,500,000   Brunswick, Georgia Water and Sewer Revenue Refunding
               Bonds (MBIA Insured)                                             6.100         10/1/2019         1,798,320
   1,560,000   Chatham County Hospital Authority C/O Memorial
               Medical Center(f)                                                5.750          1/1/2029         1,595,521
   1,000,000   Chatham County, Georgia Hospital Authority
               Revenue Bonds (Memorial Health University Medical
               Center)                                                          6.125          1/1/2024         1,037,690
   5,000,000   Cherokee County, Georgia Water and Sewer Authority
               Revenue Refunding Bonds (MBIA Insured)                           5.500          8/1/2018         5,670,500
   1,000,000   Georgia State General Obligation Bonds (Series B)                6.300          3/1/2009         1,138,360
   1,000,000   Georgia State General Obligation Bonds (Series B)                6.300          3/1/2010         1,155,310
   2,000,000   Georgia State General Obligation Bonds (Series B)                5.650          3/1/2012         2,271,420
   3,500,000   Georgia State General Obligation Bonds (Series D)                5.000          8/1/2012         3,833,305
   1,000,000   McDuffie County Georgia Dev Authority Waste Disposal
               Rev. Adj-Temple-Inland Forest Products                           6.950         12/1/2023         1,051,150
   2,500,000   Milledgeville-Balswin County, Georgia Development
               Authority Revenue Bonds                                          5.500          9/1/2024         2,483,975
   5,000,000   Rockdale County, Georgia Water and Sewer Authority
               Revenue Bonds (Series A) (MBIA Insured)                          5.500          7/1/2025         5,272,050
   1,500,000   Savannah, Georgia Economic Development Authority
               Student Housing Revenue Bonds (State University
               Project) (Series A)(ACA Insured)                                 6.750        11/15/2020         1,628,595
-------------------------------------------------------------------------------------------------------------------------
               Total Georgia                                                                                   38,358,626
=========================================================================================================================

Hawaii (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   7,330,000   Hawaii State Highway Revenue Bonds                               5.500          7/1/2018         8,300,052
   1,000,000   Honolulu Hawaii City & County (Series A) (FSA
               Insured)(c)                                                      5.250          9/1/2024         1,118,780
  10,000,000   Honolulu Hawaii City & County (Series A) (FSA
               Insured)                                                         5.250          3/1/2027        10,215,700
   2,555,000   Honolulu, Hawaii City & County Revenue Bonds
               (Unrefunded Balance) (Series A)(FGIC Insured)                    6.250          4/1/2014         3,024,226
-------------------------------------------------------------------------------------------------------------------------
               Total Hawaii                                                                                    22,658,758
=========================================================================================================================

Idaho (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Idaho Falls, Idaho General Obligation Bonds (FGIC
               Insured)                                                   Zero Coupon          4/1/2007           931,430
   3,115,000   Idaho Falls, Idaho General Obligation Bonds (FGIC
               Insured)                                                   Zero Coupon          4/1/2010         2,517,699
   2,000,000   Idaho Falls, Idaho General Obligation Bonds (FGIC
               Insured)                                                   Zero Coupon          4/1/2011         1,540,940
-------------------------------------------------------------------------------------------------------------------------
               Total Idaho                                                                                      4,990,069
=========================================================================================================================

Illinois (8.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Alton, Illinois Hospital Facilities Revenue and
               Refunding Bonds (St. Anthony's Health Center)                    6.000          9/1/2014           997,800
   2,000,000   Broadview, Illinois Tax Increment Tax Allocation
               Bonds                                                            5.250          7/1/2012         2,066,560
   1,000,000   Broadview, Illinois Tax Increment Tax Allocation
               Revenue Bonds                                                    5.375          7/1/2015         1,024,530
  10,000,000   Chicago, Illinois Capital Appreciation City Colleges
               General Obligation Bonds (FGIC Insured)                     Zero Coupon          1/1/2024         3,502,700
   3,000,000   Chicago, Illinois Lakefront Millennium Project
               General Obligation Bonds (MBIA Insured)                    Zero Coupon          1/1/2029         2,789,790
     145,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series A)(GNMA/FNMA/FHLMC Insured)
               (Subject to 'AMT')                                               7.250          9/1/2028           146,620
   1,090,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series C)(GNMA/FNMA/FHLMC Insured)
               (Subject to 'AMT')                                               7.050         10/1/2030         1,115,866
     400,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series C)(GNMA/FNMA/FHLMC Insured)
               (Subject to 'AMT')                                               7.000          3/1/2032           409,468
   7,200,000   Chicago, Illinois Tax Increment Capital Appreciation
               Tax Allocation Bonds (Series A)(ACA Insured)               Zero Coupon        11/15/2014         4,150,080
   1,000,000   Cook County, Illinois Community Consolidated School
               District #15 Palatine Capital Appreciation General
               Obligation Bonds (FGIC Insured)                            Zero Coupon         12/1/2014           626,550
   2,500,000   Cook County, Illinois General Obligation Bonds
               (Series A) (MBIA Insured)                                        6.250        11/15/2011         2,914,225
   1,250,000   Cook County, Illinois School District #99 Cicero
               General Obligation Bonds (FGIC Insured)                          8.500         12/1/2011         1,633,050
   1,565,000   Cook County, Illinois School District #99 Cicero
               General Obligation Bonds (FGIC Insured)                          8.500         12/1/2014         2,142,610
   1,815,000   Cook County, Illinois School District #99 Cicero
               General Obligation Bonds (FGIC Insured)                          8.500         12/1/2016         2,555,302
   1,710,000   Du Page Cook & Will Counties Illinois Community
               College District Number 502                                      5.000          1/1/2017         1,807,590
   1,000,000   Du Page County, Illinois General Obligation Bonds
               (Stormwater Project)                                             5.600          1/1/2021         1,108,270
   1,000,000   Illinois Development Finance Authority Revenue Bonds
               (Midwestern University) (Series B)                               6.000         5/15/2021         1,076,470
   1,000,000   Illinois Development Finance Authority Revenue Bonds
               (Midwestern University) (Series B)                               6.000         5/15/2026         1,051,280
   2,365,000   Illinois Development Finance Authority Revenue Bonds
               (School District #304) (Series A)(FSA Insured)             Zero Coupon          1/1/2021         1,012,409
   4,900,000   Illinois Educational Facilities Authority
               Revenue Bonds (Northwestern University)                          5.250         11/1/2032         5,383,140
   1,000,000   Illinois Educational Facilities Authority Student
               Housing Revenue Bonds (University Center Project)                 6.625          5/1/2017         1,070,690
     380,000   Illinois Health Facilities Authority Prerefunded
               Revenue Bonds (Series B)(MBIA/IBC Insured)                       5.250         8/15/2018           420,177
   1,600,000   Illinois Health Facilities Authority Revenue Bonds
               (Bethesda Home andRetirement) (Series A)                         6.250          9/1/2014         1,678,688
   2,000,000   Illinois Health Facilities Authority Revenue Bonds
               (Centegra Health Systems)                                        5.250          9/1/2018         1,989,540
   2,000,000   Illinois Health Facilities Authority Revenue Bonds
               (Lutheran General Health CareFacilities) (FSA
               Insured)                                                         6.000          4/1/2018         2,352,640
   2,500,000   Illinois Health Facilities Authority Revenue Bonds
               (Passavant Memorial Area Hospital Association)                   6.000         10/1/2024         2,543,175
   1,000,000   Illinois Health Facilities Authority Revenue Bonds
               (Riverside Health System)(c)                                     6.850        11/15/2029         1,204,800
   4,180,000   Illinois Health Facilities Authority Revenue Bonds
               (Rush-Presbyterian-St. Lukes)(Series A) (MBIA
               Insured)                                                         5.250        11/15/2014         4,478,327
   3,990,000   Illinois Health Facilities Authority Revenue Bonds
               (Swedish American Hospital)                                      6.875        11/15/2030         4,257,769
   4,655,000   Illinois Health Facilities Authority Revenue Bonds
               (Thorek Hospital and Medical Center)                             5.250         8/15/2018         4,367,786
   2,120,000   Illinois Health Facilities Authority Unrefunded
               Revenue Bonds (Series B)(MBIA/IBC Insured)                       5.250         8/15/2018         2,216,990
   2,000,000   Illinois Sports Facilities Authority State Tax
               Supported Capital Appreciation Revenue Bonds (AMBAC
               Insured)                                                   Zero Coupon         6/15/2017         1,077,220
   1,500,000   Illinois Sports Facilities Authority State Tax
               Supported Capital Appreciation Revenue Bonds (AMBAC
               Insured)                                                   Zero Coupon         6/15/2018           761,700
   1,500,000   Illinois Sports Facilities Authority State Tax
               Supported Capital Appreciation Revenue Bonds (AMBAC
               Insured)                                                   Zero Coupon         6/15/2019           714,930
   7,925,000   Illinois State Sales Tax Revenue Bonds (Second
               Series)(b)                                                       5.750         6/15/2018         9,222,956
   3,065,000   Illinois State Sales Tax Revenue Bonds (Series L)                7.450         6/15/2012         3,816,783
   3,035,000   McHenry County, Illinois Community High School
               District #157 General Obligation Bonds (FSA Insured)              9.000         12/1/2017         4,466,336
   4,000,000   McLean County, Illinois Bloomington -- Normal Airport
               Central Illinois Regional Authority Revenue Bonds
               (Subject to 'AMT')                                               6.050        12/15/2019         3,790,280
   1,410,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (FGIC Insured)                                          5.250        12/15/2028         1,427,047
   1,115,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series A)(c)                                           5.500         6/15/2015         1,267,465
     885,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (FGIC Insured)                               5.500         6/15/2015           994,899
  17,505,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (FGIC Insured)                         Zero Coupon         6/15/2020         7,937,817
   3,100,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (MBIA Insured)                         Zero Coupon         6/15/2024         1,069,748
   2,000,000   Metropolitan Pier and Exposition Authority,Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (MBIA Insured)                         Zero Coupon        12/15/2024           671,920
   2,000,000   Metropolitan Pier and Exposition Authority, Illinois
               State Tax Revenue Bonds (McCormick Place Exposition
               Project) (Series B) (MBIA Insured)(d)                      Zero Coupon         6/15/2020         1,420,300
   3,000,000   Regional Transportation Authority, Illinois
               Revenue Bonds (Series A) (FGIC Insured)                          6.700         11/1/2021         3,653,520
-------------------------------------------------------------------------------------------------------------------------
               Total Illinois                                                                                 106,387,813
=========================================================================================================================

Indiana (1.5%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Avon, Indiana Community School Building Corporation
               Revenue Bonds (First Mortgage)(AMBAC Insured)(b,c)               5.250          1/1/2022         4,120,720
     700,000   Ball State University, Indiana University Student Fee
               Revenue Bonds (Series K)(FGIC Insured)                           5.750          7/1/2020           770,371
   1,250,000   East Chicago, Indiana Elementary School Building
               Corporation Revenue Bonds                                        6.250          1/5/2016         1,437,712
     270,000   Indiana State Housing Authority Single Family
               Mortgage Revenue Bonds (Series C-2)(GNMA Insured)                5.250          7/1/2017           273,818
     510,000   Indiana Transportation Finance Authority Airport
               Facilities Lease Revenue Bonds (Series A)                        5.400         11/1/2006           540,376
     250,000   Indiana Transportation Finance Authority Highway
               Revenue Bonds (Series A)                                         6.800         12/1/2016           299,880
     570,000   Indiana Transportation Finance Authority Highway
               Revenue Bonds (Series A)(AMBAC Insured)(c)                       5.750          6/1/2012           652,815
     985,000   Indiana Transportation Finance Authority Highway
               Revenue Bonds (Series A)(MBIA/IBC Insured)(c)                    7.250          6/1/2015         1,177,971
   3,565,000   Indiana Transportation Finance Authority Highway
               Unrefunded Revenue Bonds (Series A)(MBIA/IBC Insured)            7.250          6/1/2015         4,396,679
   2,500,000   Petersburg, Indiana Industrial Pollution Control
               Revenue Bonds (Indianapolis Power and Light Company)
               (Series A) (MBIA/IBC Insured)                                    6.100          1/1/2016         2,531,675
   2,120,000   Purdue University, Indiana Revenue Bonds (Student
               Fees) (Series L)                                                 5.000          7/1/2020         2,186,123
-------------------------------------------------------------------------------------------------------------------------
               Total Indiana                                                                                   18,388,140
=========================================================================================================================

Iowa (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   4,500,000   Iowa Finance Authority Health Care Facilities
               Revenue Bonds (Genesis Medical Center)                           6.250          7/1/2025         4,690,035
-------------------------------------------------------------------------------------------------------------------------
               Total Iowa                                                                                       4,690,035
=========================================================================================================================

Kansas (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,255,000   Kansas City, Kansas Utility System Capital
               Appreciation Revenue Bonds (AMBAC Insured)(c)              Zero Coupon          3/1/2007         1,177,228
     920,000   Kansas City, Kansas Utility System Capital
               Appreciation Unrefunded Revenue Bonds (AMBAC Insured)      Zero Coupon          3/1/2007           861,010
   9,535,000   Kansas City, Kansas Utility System Unrefunded
               Revenue Bonds (FGIC Insured)(c)                                  6.375          9/1/2023         9,762,982
   1,000,000   Kansas State Development Finance Authority Health
               Facilities Revenue Bonds (Stormont Vail Healthcare)
               (Series K)                                                       5.375        11/15/2024         1,036,760
   2,000,000   Olathe, Kansas Health Facilities Revenue Bonds
               (Olathe Medical Center Project) (Series A)(AMBAC
               Insured)                                                         5.500          9/1/2025         2,069,380
     700,000   Sedgwick and Shawnee Counties, Kansas Single Family
               Mortgage Revenue Bonds (Series A-2)(GNMA Insured)                6.700          6/1/2029           740,180
   2,300,000   University of Kansas Hospital Authority Health
               Facilities Revenue Bond                                          5.500          9/1/2022         2,331,441
-------------------------------------------------------------------------------------------------------------------------
               Total Kansas                                                                                    17,978,981
=========================================================================================================================

Kentucky (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   5,345,000   Kentucky State Turnpike Authority Economic
               Development Revenue Bonds (Revitalization Project)
               (FGIC Insured)                                             Zero Coupon          1/1/2010         4,376,967
   3,000,000   Maysville Solid Waste Disposal Facility
               Revenue Adj-Inland Container Corp Proj                           6.900          9/1/2022         3,141,600
-------------------------------------------------------------------------------------------------------------------------
               Total Kentucky                                                                                   7,518,567
=========================================================================================================================

Louisiana (1.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,705,000   Jefferson Parish, Louisiana Home Mortgage Authority
               Single Family Mortgage Revenue Bonds(Series A-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')                           7.500         12/1/2030         1,798,928
     625,000   Jefferson Parish, Louisiana Home Mortgage Authority
               Single Family Mortgage Revenue Bonds(Series D-1)
               (GNMA/FNMA Insured) (Subject to 'AMT')                           7.500          6/1/2026           655,069
     920,000   Louisiana Housing Finance Agency Single Family
               Mortgage Revenue Bonds (Series A-2)(GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')                                      7.800         12/1/2026           974,464
     675,000   Louisiana Housing Finance Agency Single Family
               Mortgage Revenue Bonds (Series D-2)(GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.050          6/1/2031           713,259
   3,000,000   Louisiana Public Facilities Authority Hospital
               Revenue Bonds (Lake Charles Memorial)(AMBAC/TCRS
               Insured)                                                         8.625         12/1/2030         3,774,690
   6,500,000   New Orleans, Louisiana General Obligation Bonds
               (AMBAC Insured)                                            Zero Coupon          9/1/2012         4,623,905
   3,000,000   Orleans Parish, Louisiana School Board Administration
               Offices Revenue Bonds(MBIA Insured)(c)                           8.950          2/1/2008         3,625,230
   2,605,000   Regional Transportation Authority, Louisiana Sales
               Tax Revenue Bonds (Series A)(FGIC Insured)                       8.000         12/1/2012         3,371,782
-------------------------------------------------------------------------------------------------------------------------
               Total Louisiana                                                                                 19,537,327
=========================================================================================================================

Maryland (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,250,000   Frederick County, Maryland Educational Facilities
               Revenue Bonds (Mount Saint Mary's College) (Series A)             5.750          9/1/2025         1,274,400
   1,915,000   Maryland State Economic Development Corporation
               Revenue Bonds (Lutheran World Relief)                            7.200          4/1/2025         2,092,693
   1,550,000   Maryland State Economic Development Corporation
               Student Housing Revenue Bonds (Sheppard Pratt) (ACA
               Insured)                                                         6.000          7/1/2033         1,596,469
   1,000,000   Maryland State Health and Higher Educational
               Facilities Authority Revenue Bonds (University of
               Maryland Medical System)                                         6.000          7/1/2022         1,048,040
   4,500,000   Morgan State University, Maryland Academic and
               Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)            6.050          7/1/2015         5,172,705
     185,000   Prince Georges County, Maryland Housing Authority
               Single Family Mortgage Revenue Bonds (Series A)
               (GNMA/FNMA/ FHLMC Insured) (Subject to 'AMT')                    7.400          8/1/2032           186,188
     425,000   Westminster, Maryland Education Facilities
               Revenue Bond (McDaniel College)                                  5.500          4/1/2027           425,820
-------------------------------------------------------------------------------------------------------------------------
               Total Maryland                                                                                  11,796,315
=========================================================================================================================

Massachusetts (1.1%)
-------------------------------------------------------------------------------------------------------------------------
   4,935,000   Massachusetts State Construction Lien General
               Obligation Bonds (Series A) (FGIC-TCRS)                          5.250          1/1/2013         5,439,554
     725,000   Massachusetts State Development Finance Agency
               Revenue Bonds (Devens Electric Systems)                          5.625         12/1/2016           770,907
   2,000,000   Massachusetts State General Obligation Bonds
               (Series B)(c)                                                    6.500          8/1/2008         2,259,740
   2,500,000   Massachusetts State Health and Educational Facilities
               Authority Revenue Bonds (Daughtersof Charity)
               (Series D)(c)                                                    6.100          7/1/2014         2,591,725
   1,000,000   Massachusetts State Health and Educational Facilities
               Authority Revenue Bonds (PartnersHealthcare System)
               (Series C)                                                       6.000          7/1/2016         1,101,160
   1,170,000   Westfield, Massachusetts General Obligation Bonds
               (FGIC Insured)(c)                                                6.500          5/1/2014         1,384,110
-------------------------------------------------------------------------------------------------------------------------
               Total Massachusetts                                                                             13,547,196
=========================================================================================================================

Michigan (3.6%)
-------------------------------------------------------------------------------------------------------------------------
     515,000   Chelsea, Michigan Economic Development Corporation
               Obligation Revenue Bonds (United Methodist Retirement)            4.800        11/15/2005           511,246
     545,000   Chelsea, Michigan Economic Development Corporation
               Obligation Revenue Bonds (United Methodist Retirement)            4.900        11/15/2006           537,005
   2,000,000   East Lansing, Michigan Building Authority General
               Obligation Bonds                                                 5.700          4/1/2020         2,299,200
   1,000,000   Grand Valley, Michigan State University Revenue Bonds
               (MBIA Insured)                                                   5.250         10/1/2017         1,077,930
     135,000   Hillsdale, Michigan Hospital Finance Authority
               Revenue Bonds (Hillsdale Community Health Center)                 4.800         5/15/2005           134,928
   2,355,000   John Tolfree Health System Corporation Michigan
               Mortgage Revenue Bonds                                           5.850         9/15/2013         2,365,762
   1,500,000   Livonia, Michigan Public Schools School District
               General Obligation Bonds (FGIC Insured)(c)                  Zero Coupon          5/1/2009         1,265,250
   2,460,000   Michigan Municipal Board Authority Revenue Bonds
               (Local Government Loan Program)(FGIC Insured)              Zero Coupon         12/1/2005         2,400,714
   1,380,000   Michigan Public Power Agency Revenue Bonds
               (Combustion Turbine #1 Project)(Series A)(AMBAC
               Insured)                                                         5.250          1/1/2016         1,492,484
      45,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Detroit Medical Center)                           8.125         8/15/2012            44,768
     950,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Hackley Hospital) (Series A)                      4.800          5/1/2005           965,362
   2,825,000   Michigan State Hospital Finance Authority
               Revenue Bonds (MBIA Insured)                                     5.375         8/15/2014         3,147,220
   6,580,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Oakwood Obligated Group)                          5.000         11/1/2009         7,040,337
     175,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Series P) (MBIA Insured)(c)                       5.375         8/15/2014           188,872
   2,750,000   Michigan State Hospital Finance Authority
               Revenue Refunding Bonds (Crittenton
               Hospital)(Series A)                                              5.500          3/1/2022         2,802,938
   4,500,000   Rochester, Michigan Community School District (MBIA
               Insured)                                                         5.000          5/1/2019         4,855,860
   3,320,000   Sault Ste Marie, Michigan Chippewa Indians Housing
               Authority (Tribal Health and HumanServices Center)               7.750          9/1/2012         3,322,888
   2,000,000   St. Clair County, Michigan Economic Development
               Corporation Revenue Bonds (Detroit Edison)(Series AA)
               (AMBAC Insured)                                                  6.400          8/1/2024         2,267,620
     990,000   Summit Academy North Michigan Public School Academy
               Certificates of Participation                                    6.550          7/1/2014         1,002,424
     690,000   Summit Academy North Michigan Public School Academy
               Certificates of Participation                                    8.375          7/1/2030           717,255
   1,000,000   Trenton, Michigan Building Authority General
               Obligation Bonds (AMBAC Insured)                                 5.600         10/1/2019         1,102,320
   3,560,000   Wayne State University, Michigan University Revenues
               (FGIC Insured)                                                   5.125        11/15/2029         3,571,392
   1,860,000   West Ottawa, Michigan Public School District General
               Obligation Bonds (MBIA Insured)                            Zero Coupon          5/1/2005         1,838,815
-------------------------------------------------------------------------------------------------------------------------
               Total Michigan                                                                                  44,952,590
=========================================================================================================================

Minnesota (4.1%)
-------------------------------------------------------------------------------------------------------------------------
     375,000   Chaska, Minnesota Economic Development Authority
               School Facilities Lease Revenue Bonds (Independent
               School District #112) (Series A)                                 5.125         12/1/2010           398,449
     285,000   Duluth, Minnesota Economic Development Authority
               Health Care Facilities Revenue Bonds (Duluth Clinic)
               (AMBAC Insured)(c)                                               6.300         11/1/2022           288,525
   4,000,000   Lakeville, Minnesota Independent School District #194
               (Series B) (FGIC Insured)                                  Zero Coupon          2/1/2016         2,314,080
   1,000,000   Minneapolis and St. Paul Minnesota Metropolitan
               Airports Commission Airport Revenue Bonds (Series C)
               (FGIC Insured)                                                   5.125          1/1/2020         1,039,380
     800,000   Minneapolis and St. Paul, Minnesota Housing &
               Redevelopment Authority Healthcare
               System (Healthpartners Obligation Group Project)                 6.000         12/1/2021           831,352
   7,685,000   Minneapolis, Minnesota Community Development Agency
               Tax Increment Revenue Bonds (MBIA Insured)                 Zero Coupon          3/1/2009         6,544,392
   5,000,000   Minnesota Agricultural and Economic Development Board
               Health Care System Revenue Bonds (Fairview Hospital)
               (Series A) (MBIA Insured)                                        5.750        11/15/2026         5,299,900
   3,750,000   Minnesota Higher Education Facilities Authority
               Revenue Bonds (Augsburg College)(Series 4-F1)                    6.250          5/1/2023         3,904,050
   1,000,000   Minnesota Higher Education Facilities Authority
               Revenue Bonds (College of Art and Design)(Series 5-D)            6.625          5/1/2020         1,086,160
     530,000   Minnesota Higher Education Facilities Authority
               Revenue University of St. Thomas (Series 5-Y)(f)                  5.250         10/1/2019           562,319
   3,620,000   Minnesota State General Obligation Bonds                         5.250          8/1/2017         3,858,884
   1,000,000   Northfield, Minnesota Hospital Revenue (Series C)                6.000         11/1/2021         1,029,340
   1,300,000   Northfield, Minnesota Hospital Revenue (Series C)                6.000         11/1/2026         1,333,449
   2,040,000   Northfield, Minnesota Hospital Revenue (Series C)                6.000         11/1/2031         2,092,489
     300,000   Scott County, Minnesota Housing and Redevelopment
               Authority Facilities Lease Revenue Bonds (Workforce
               Center Project)                                                  5.000          2/1/2017           307,425
     525,000   Scott County, Minnesota Housing and Redevelopment
               Authority Facilities Lease Revenue Bonds (Workforce
               Center Project)                                                  5.000          2/1/2018           536,624
  10,530,000   Southern Minnesota Municipal Power Agency Power
               Supply System Revenue Bonds (Series A)(AMBAC
               Insured)(b)                                                      5.000          1/1/2011        11,485,703
   2,000,000   St. Louis Park, Minnesota Health Care Facilities
               Revenue Bond                                                     5.250          7/1/2030         1,969,540
   1,690,000   St. Paul, Minnesota Housing and Redevelopment
               Authority Lease Parking Facilities Revenue Bonds
               (Rivercentre Parking Ramp)                                       6.000          5/1/2013         1,842,354
   5,000,000   White Earth Band of Chippewa Indians, Minnesota
               Revenue Bonds (Series A) (ACA Insured)                           7.000         12/1/2011         5,453,700
-------------------------------------------------------------------------------------------------------------------------
               Total Minnesota                                                                                 52,178,115
=========================================================================================================================

Missouri (0.9%)
-------------------------------------------------------------------------------------------------------------------------
     785,000   Missouri State Development Finance Board
               Infrastructure Facilities Revenue Bonds
               (EastlandCenter Project Phase II Series B)                       5.875          4/1/2017           830,899
     500,000   Missouri State Development Finance Board
               Infrastructure Facilities Revenue Bonds
               (Eastland Center Project Phase II Series B)                       6.000          4/1/2021           528,175
   1,000,000   Missouri State Environmental Improvement and Energy
               Resources Authority Water Pollution Revenue Bonds
               (Series A)                                                       5.250          1/1/2018         1,075,380
   1,500,000   Missouri State Health & Educational Facilities
               Authority Health Facilities Revenue Bond Lake Regl
               Health Securities Project                                        5.600         2/15/2025         1,499,190
   3,000,000   Missouri State Health and Educational Facilities
               Authority Health Facilities Revenue Bonds (Barnes
               Jewish, Inc. Christian) (Series A)                               5.250         5/15/2014         3,239,070
   1,000,000   Missouri State Health and Educational Facilities
               Authority Health Facilities Revenue Bonds (Saint
               Anthony's Medical Center)                                        6.250         12/1/2030         1,042,760
   1,345,000   Missouri State Health and Educational Facilities
               Authority Revenue Bonds (Lake of the Ozarks)(c)                  6.500         2/15/2021         1,464,234
     655,000   Missouri State Health and Educational Facilities
               Authority Revenue Bonds (Lake of the Ozarks)                     6.500         2/15/2021           673,209
     385,000   Missouri State Housing Development Commission Single
               Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.450          9/1/2031           400,327
     600,000   Missouri State Housing Development Commission Single
               Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.150          3/1/2032           624,258
     355,000   Missouri State Housing Development Community Single
               Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA
               Insured)                                                         6.550          9/1/2028           371,355
-------------------------------------------------------------------------------------------------------------------------
               Total Missouri                                                                                  11,748,857
=========================================================================================================================

Montana (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      80,000   Montana State Board of Housing Single Family Mortgage
               Revenue Bonds (Series A-1)                                       6.000          6/1/2016            80,666
     285,000   Montana State Board of Housing Single Family Mortgage
               Revenue Bonds (Series A-2) (Subject to 'AMT')                    6.250          6/1/2019           294,619
   2,385,000   Montana State Board of Investment Refunded Balance
               1996 Payroll Tax Revenue Bonds (MBIA Insured)(c)                 6.875          6/1/2020         2,658,464
     775,000   Montana State Board of Investment Refunded
               Revenue Bonds (1996 Payroll Tax)(MBIA Insured)(c)                6.875          6/1/2020           863,862
   1,240,000   Montana State Board of Investment Refunded
               Revenue Bonds (Payroll Tax) (MBIA Insured)(c)                    6.875          6/1/2020         1,382,178
   1,340,000   Montana State Board of Regents Revenue Bonds (Higher
               Education-University of Montana)(Series F) (MBIA
               Insured)                                                         5.750         5/15/2016         1,498,723
   3,000,000   Montana State Health Facilities Authority
               Revenue Bonds (Hillcrest Senior Living Project)                  7.375          6/1/2030         3,169,740
   3,860,000   Montana State Hospital Finance Authority
               Revenue Refunding Bonds                                          5.250          6/1/2018         3,989,696
-------------------------------------------------------------------------------------------------------------------------
               Total Montana                                                                                   13,937,948
=========================================================================================================================

Nebraska (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     170,000   American Public Energy Agency Nebraska Gas Supply
               Revenue Bonds (Nebraska Public Gas Agency Project)
               (Series C) (AMBAC Insured)                                       4.300          3/1/2011           178,628
   2,500,000   Nebraska Public Power District Revenue Bonds
               (Series B) (AMBAC Insured)                                       5.000          1/1/2013         2,722,250
   3,455,000   Omaha Public Power District Revenue Bonds
               (Series B)(c)                                                    6.150          2/1/2012         3,945,748
   1,675,000   Omaha, Nebraska Special Assessment Bonds (Riverfront
               Redevelopment Project) (Series A)                                5.500          2/1/2015         1,854,644
   5,000,000   University of Nebraska Revenue Bonds (Lincoln Student
               Fees & Facilities) (Series B)                                    5.000          7/1/2023         5,113,050
-------------------------------------------------------------------------------------------------------------------------
               Total Nebraska                                                                                  13,814,320
=========================================================================================================================

Nevada (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Washoe County, Nevada General Obligation Bonds
               (Reno-Sparks Convention) (Series A)(FSA Insured)(c)              6.400          7/1/2029         2,901,050
-------------------------------------------------------------------------------------------------------------------------
               Total Nevada                                                                                     2,901,050
=========================================================================================================================

New Hampshire (0.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,100,000   New Hampshire State Turnpike System Revenue Bonds
               (Series C) (FGIC Insured)(g)                                    11.888          8/5/2004         1,319,087
-------------------------------------------------------------------------------------------------------------------------
               Total New Hampshire                                                                              1,319,087
=========================================================================================================================

New Jersey (2.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,250,000   East Orange, New Jersey General Obligation Bonds (FSA
               Insured)                                                         8.400          8/1/2006         1,401,775
   2,000,000   Hudson County, New Jersey Certificate Of
               Participation Department of Finance andAdministration
               (MBIA Insured)                                                   6.250         12/1/2015         2,373,820
   1,110,000   New Jersey Health Care Facilities Finance Authority
               Revenue Bonds (AMBAC Insured)                                    6.100          7/1/2010         1,137,395
   2,310,000   New Jersey State Transit Corporation Certificate of
               Participation Bonds (FSA Insured)(c)                             6.375         10/1/2006         2,422,682
   3,695,000   New Jersey State Turnpike Authority Revenue Bonds
               (Series C) (AMBAC-TCRS Insured)(c)                               6.500          1/1/2016         4,436,919
   1,005,000   New Jersey State Turnpike Authority Revenue Bonds
               (Series C) (AMBAC-TCRS Insured)                                  6.500          1/1/2016         1,202,533
   5,000,000   New Jersey Transportation Trust Fund Authority
               Revenue Bond (Transportation System)(Series A) (FSA
               Insured)                                                         5.500        12/15/2016         5,661,900
   4,570,000   Tobacco Settlement Authority, New Jersey Tobacco
               Settlement Revenue Bonds                                         5.375          6/1/2018         3,978,688
   4,200,000   Tobacco Settlement Financing Corporation, Louisiana
               Revenue Bonds (Series 2001-B)                                    5.500         5/15/2030         3,556,980
   2,195,000   West New York, New Jersey Municipal Utilities
               Authority Revenue Bonds (FGIC Insured)(c)                  Zero Coupon        12/15/2007         2,004,979
   2,595,000   West New York, New Jersey Municipal Utilities
               Authority Revenue Bonds (FGIC Insured)(c)                  Zero Coupon        12/15/2009         2,169,135
-------------------------------------------------------------------------------------------------------------------------
               Total New Jersey                                                                                30,346,806
=========================================================================================================================

New Mexico (1.6%)
-------------------------------------------------------------------------------------------------------------------------
   3,315,000   Alamogordo, New Mexico Hospital Revenue Bonds (Gerald
               Champion Memorial Hospital Project)                              5.300          1/1/2013         3,369,532
   4,685,000   Farmington New Mexico Power Revenue Bonds(c)                     9.875          1/1/2013         5,012,716
   2,795,000   Farmington New Mexico Utility System Revenue (AMBAC
               Insured)(c)                                                      9.875          1/1/2008         3,144,738
   3,500,000   Jicarilla, New Mexico Apache Nation Revenue Bonds
               (Series A)                                                       5.500          9/1/2023         3,604,720
   2,525,000   New Mexico Mortgage Finance Authority Revenue Bonds
               (Series F) (GNMA/FNMA Insured)                                   7.000          1/1/2026         2,715,259
     450,000   New Mexico Mortgage Finance Authority Single Family
               Mortgage Capital Appreciation Revenue Bonds
               (Series D-2) (Subject to 'AMT')                            Zero Coupon          9/1/2019           346,275
   1,675,000   New Mexico Mortgage Finance Authority Single Family
               Mortgage Revenue Bonds (Series C-2)(GNMA/FNMA
               Insured) (Subject to 'AMT')                                      6.950          9/1/2031         1,733,005
-------------------------------------------------------------------------------------------------------------------------
               Total New Mexico                                                                                19,926,245
=========================================================================================================================

New York (9.0%)
-------------------------------------------------------------------------------------------------------------------------
   6,500,000   Metropolitan Transportation Authority, New York
               Revenue Bonds (Series A) (FGIC Insured)                          5.000        11/15/2025         6,570,525
   5,000,000   Metropolitan Transportation Authority, New York
               Transportation Facilities Revenue Bonds(Series A)                5.500          7/1/2017         5,577,900
   4,225,000   Metropolitan Transportation Authority, New York
               Transportation Facilities Revenue Bonds(Series O)(c)             5.750          7/1/2013         4,742,774
  13,000,000   New York City Transitional Finance Authority (Future
               Tax Secured) (Series B)                                          5.250          2/1/2029        14,106,560
     845,000   New York Counties Tobacco Trust Settlement
               Revenue Bonds                                                    5.800          6/1/2023           846,217
   4,000,000   New York State Dormitory Authority Revenue Bonds
               (Series B)(d,g)                                                  5.250         5/15/2012         4,320,680
   2,000,000   New York State Dormitory Authority Revenue Bonds
               (State University Educational Facilities)(Series A)              7.500         5/15/2013         2,507,960
   5,000,000   New York State Dormitory Authority Revenue Bonds
               (State University Educational Facilities)(Series A)(b)           5.875         5/15/2017         5,756,150
   2,000,000   New York State Local Government Assistance
               Corporation Revenue Bonds (Series E)(MBIA/IBC
               Insured)                                                         5.250          4/1/2016         2,218,660
   1,640,000   New York State Mortgage Agency Revenue Bonds
               (Series 26)                                                      5.350         10/1/2016         1,652,366
   3,000,000   New York State Thruway Authority General
               Revenue Bonds (Series E)                                         5.000          1/1/2016         3,114,960
  20,000,000   New York State Urban Development Corporation
               Revenue Bonds (Correctional and Youth Facilities)
               (Series A)                                                       5.000          1/1/2017        21,316,394
   1,620,000   New York State Urban Development Corporation
               Revenue Bonds (Syracuse University Center)                       6.000          1/1/2009         1,798,816
   1,720,000   New York State Urban Development Corporation
               Revenue Bonds (Syracuse University Center)                       6.000          1/1/2010         1,926,194
   8,940,000   New York, New York City Municipal Transitional
               Finance Authority Revenue Bonds (Series A)(d,g)                   5.500         11/1/2011         9,905,609
   3,000,000   New York, New York City Municipal Transitional
               Finance Authority Revenue Bonds (Series A)                       5.375        11/15/2021         3,192,900
   2,000,000   New York, New York City Municipal Water and Sewer
               System Revenue Bonds (Series A)(AMBAC Insured)                   5.875         6/15/2012         2,306,620
  12,000,000   New York, New York General Obligation Bond (Series B)            5.250          8/1/2017        12,712,800
   3,000,000   New York, New York General Obligation Bonds
               (Series H) (FSA/CR Insured)                                      5.250         3/15/2016         3,190,740
   5,000,000   New York, New York General Obligation Bonds
               (Series I)                                                       5.000          8/1/2016         5,209,500
   1,000,000   Triborough, New York Bridge and Tunnel Authority
               Revenue Bonds (Series Q)(c)                                      6.750          1/1/2009         1,123,350
-------------------------------------------------------------------------------------------------------------------------
               Total New York                                                                                 114,097,675
=========================================================================================================================

North Carolina (2.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,170,000   Fayetteville, North Carolina Public Works Commission
               Revenue Bonds (FSA Insured)(c)                                   5.125          3/1/2017         1,266,256
   1,475,000   North Carolina Eastern Municipal Power Agency Power
               System Prerefunded Revenue Bonds (Series A)(c)                    6.000          1/1/2026         1,710,867
   4,000,000   North Carolina Eastern Municipal Power Agency Power
               System Revenue Bonds                                             5.375          1/1/2017         4,172,120
     175,000   North Carolina Eastern Municipal Power Agency Power
               System Revenue Bonds (Series B)                                  6.000          1/1/2006           182,947
   2,375,000   North Carolina Eastern Municipal Power Agency Power
               System Revenue Bonds (Series B)                                  5.500          1/1/2021         2,380,676
   5,000,000   North Carolina Eastern Municipal Power Agency Power
               System Revenue Bonds (Series D)                                  5.500          1/1/2014         5,373,600
   2,000,000   North Carolina Eastern Municipal Power Agency Power
               System Revenue Bonds (Series D)                                  6.750          1/1/2026         2,175,780
   1,250,000   North Carolina Municipal Power Agency #1 Catawba
               Electric Revenue Bonds (Series B)                                6.250          1/1/2007         1,344,875
     250,000   North Carolina Municipal Power Agency #1 Catawba
               Electric Revenue Bonds (Series B)                                6.500          1/1/2009           278,340
     610,000   North Carolina Municipal Power Agency #1 Catawba
               Electric Revenue Bonds (Series B)                                6.375          1/1/2013           677,991
   4,000,000   North Carolina Municipal Power Agency #1 Catawba
               Electric Revenue Bonds (Series B)(MBIA Insured)                  6.000          1/1/2011         4,586,720
   1,000,000   Wake County, North Carolina Industrial, Facilities,
               and Pollution Control Revenue Bonds (Carolina Power
               and Light Company Project)                                       5.375          2/1/2017         1,063,010
-------------------------------------------------------------------------------------------------------------------------
               Total North Carolina                                                                            25,213,182
=========================================================================================================================

North Dakota (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Grand Forks, North Dakota Health Care System
               Revenue Bonds (Altru Health Systems Group)                       7.125         8/15/2024         3,760,890
   2,000,000   North Dakota State Municipal Bond Bank (State
               Revolving Fund Program) (Series A)(c)                            6.300         10/1/2015         2,131,360
   1,340,000   North Dakota State Water Commission Revenue Bonds
               (Southwest Pipeline) (Series A)(AMBAC Insured)                   5.750          7/1/2027         1,424,902
   3,250,000   Ward County, North Dakota Health Care Facilities
               Revenue Bonds (Trinity Medical Center)(Series B)                 6.250          7/1/2021         3,300,505
-------------------------------------------------------------------------------------------------------------------------
               Total North Dakota                                                                              10,617,657
=========================================================================================================================

Ohio (2.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Akron, Ohio Certificates of Participation (Akron
               Municipal Baseball Stadium Project)(d)                           6.900         12/1/2016         2,699,625
     875,000   Akron, Ohio Economic Development (MBIA Insured)                  6.000         12/1/2012         1,017,599
   1,700,000   Cincinnati, Ohio General Obligation Bonds                        5.375         12/1/2019         1,838,125
   2,000,000   Lorain County, Ohio Hospital Revenue Bonds (Catholic
               Healthcare Partners)                                             5.400         10/1/2021         2,052,600
   2,000,000   Lucas County, Ohio Health Care Facilities
               Revenue Bonds (Sunset Retirement) (Series A)                     6.550         8/15/2024         2,052,880
   2,000,000   Montgomery County, Ohio Hospital Revenue Bonds
               (Kettering Medical Center)                                       6.750          4/1/2018         2,176,920
   2,500,000   Montgomery County, Ohio Hospital Revenue Bonds
               (Kettering Medical Center)                                       6.750          4/1/2022         2,676,550
   1,775,000   Ohio Housing Finance Agency Mortgage Residential
               Revenue Bonds (Series A-1) (GNMA Insured)(Subject to
               'AMT')                                                           5.750          9/1/2026         1,837,285
   2,250,000   Ohio State Air Quality Development Authority
               Revenue Bonds (Columbus and Southern)(Series A) (FGIC
               Insured)                                                         6.375         12/1/2020         2,281,320
     895,000   Ohio State Higher Education Faculty Commission
               Revenue Bonds (Higher Education Facilities -- Ohio
               Dominican)                                                       6.625         12/1/2014           887,052
   2,000,000   Ohio State Higher Education Faculty Revenue Bonds
               (Case Western Reserve University)                                6.500         10/1/2020         2,407,220
   4,000,000   Ohio State Infrastructure Improvement (Series B)                 5.250          3/1/2014         4,387,360
   2,000,000   Ohio State Turnpike Commission Turnpike Revenue Bonds
               (Series A) (FGIC Insured)                                        5.500         2/15/2024         2,208,640
   2,115,000   University of Akron, Ohio General Receipts
               Revenue Bonds (FGIC Insured)(c)                                  5.500          1/1/2020         2,378,191
-------------------------------------------------------------------------------------------------------------------------
               Total Ohio                                                                                      30,901,367
=========================================================================================================================

Oklahoma (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,125,000   Bass, Oklahoma Memorial Baptist Hospital Authority
               Hospital Revenue (Bass Memorial Hospital Project)(c)              8.350          5/1/2009         3,596,750
   1,040,000   Oklahoma Development Finance Authority Hospital
               Revenue Bond (Unity Health Center Project)                       5.000         10/1/2011         1,074,663
     240,000   Oklahoma Housing Finance Agency Single Family
               Mortgage Revenue Bonds (Series C-2) (Subject to 'AMT')           7.550          9/1/2028           255,038
     415,000   Oklahoma Housing Finance Agency Single Family
               Mortgage Revenue Bonds (Series D-2)(GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.100          9/1/2028           444,926
   1,500,000   Oklahoma State Municipal Power Authority (Series B)
               (MBIA Insured)                                                   5.875          1/1/2012         1,724,565
   2,900,000   Payne County, Oklahoma Economic Development Authority
               Student Housing Revenue Bonds (Collegiate Housing
               Foundation) (Series A)(c)                                        6.375          6/1/2030         3,392,507
-------------------------------------------------------------------------------------------------------------------------
               Total Oklahoma                                                                                  10,488,449
=========================================================================================================================

Oregon (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     550,000   Forest Grove, Oregon Revenue Bonds (Campus
               Improvement -- Pacific University)                               6.000          5/1/2015           610,868
   2,000,000   Western Lane Hospital District Oregon Hospital
               Facility Authority Revenue (Sisters Saint Joseph Peace
               Project) (MBIA Insured)                                          5.875          8/1/2012         2,047,580
-------------------------------------------------------------------------------------------------------------------------
               Total Oregon                                                                                     2,658,448
=========================================================================================================================

Pennsylvania (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,600,000   Allegheny County, Pennsylvania Hospital Development
               Authority Revenue Bonds (Allegheny General Hospital
               Project (Series A) (MBIA Insured)(c)                             6.200          9/1/2015         1,782,176
     565,000   Allegheny County, Pennsylvania Hospital Development
               Authority Revenue Bonds (West Penn Allegheny Health
               Systems) (Series B)                                              8.550        11/15/2004           567,729
   2,480,000   Allegheny County, Pennsylvania Redevelopment
               Authority Tax Increment Tax Allocation
               Bonds (Waterfront Project) (Series B)                            6.000        12/15/2010         2,707,862
   2,330,000   Allegheny County, Pennsylvania Redevelopment
               Authority Tax Increment Tax Allocation
               Bonds (Waterfront Project) (Series C)                            6.550        12/15/2017         2,589,842
   2,575,000   Allegheny County, Pennsylvania Sanitation Authority
               Sewer Revenue Interest Compensatory (Series A) (FGIC
               Insured)                                                   Zero Coupon          6/1/2008         2,286,574
   3,540,000   Carbon County, Pennsylvania Industrial Development
               Authority Revenue Bonds (Panther Creek Partners
               Project) (Subject to 'AMT')                                      6.650          5/1/2010         3,815,837
   2,000,000   Cornwall Lebanon, Pennsylvania School District
               Capital Appreciation General Obligation Bonds (FSA
               Insured)                                                   Zero Coupon         3/15/2016         1,180,860
   1,520,000   Cornwall Lebanon, Pennsylvania School District
               Capital Appreciation General Obligation Bonds (FSA
               Insured)                                                   Zero Coupon         3/15/2017           848,236
   2,000,000   Lancaster County, Pennsylvania Hospital Authority
               Revenue Bonds                                                    5.500         3/15/2026         1,994,860
   3,170,000   Millcreek Township, Pennsylvania School District
               General Obligation Bonds (FGIC Insured)(c)                 Zero Coupon         8/15/2009         2,692,756
     435,000   Montgomery County, Pennsylvania Higher Education and
               Health Authority Revenue Bonds (Foulkeways at Gwynedd
               Project)                                                         6.750        11/15/2024           453,809
   1,880,000   Montgomery County, Pennsylvania Higher Education and
               Health Authority Revenue Bonds (Foulkeways at Gwynedd
               Project)                                                         6.750        11/15/2030         1,956,290
   3,000,000   Pennsylvania State General Obligation bonds (Second
               Series) (AMBAC Insured)                                    Zero Coupon          7/1/2006         2,878,410
   1,000,000   York County, Pennsylvania Solid Waste & Refuse
               Authority Solid Waste System Revenue (FGIC Insured)              5.500         12/1/2012         1,131,250
-------------------------------------------------------------------------------------------------------------------------
               Total Pennsylvania                                                                              26,886,491
=========================================================================================================================

Puerto Rico (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   2,365,000   Puerto Rico Commonwealth Aqueduct and Sewer Authority
               Revenue Bonds (Series A)(FSA Insured)(c)                         9.000          7/1/2009         2,525,040
   4,955,000   Puerto Rico Industrial Tourist Educational Medical
               and Environmental Central Facilities Revenue Bonds
               (AES Cogen Facilities Project) (Subject to 'AMT')                6.625          6/1/2026         5,139,276
-------------------------------------------------------------------------------------------------------------------------
               Total Puerto Rico                                                                                7,664,316
=========================================================================================================================

South Carolina (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     735,000   Beaufort-Jasper, South Carolina Water and Sewer
               Authority Waterworks and Sewer Systems Refunding
               Revenue Bonds (FSA Insured)                                      5.000          3/1/2021           763,165
   1,000,000   Greenwood County, South Carolina Hospital
               Revenue Bonds (Self Memorial Hospital)                           5.500         10/1/2026         1,012,240
   4,000,000   Piedmont, South Carolina Municipal Power Agency
               Electric Revenue Bonds (FGIC Insured)                            6.250          1/1/2021         4,837,400
   5,000,000   Piedmont, South Carolina Municipal Power Agency
               Electric Revenue Bonds (FGIC Insured)                            5.000          1/1/2022         5,007,200
   3,320,000   Piedmont, South Carolina Municipal Power Agency
               Electric Revenue Bonds (Series A)(c)                             6.550          1/1/2016         3,393,040
   2,000,000   South Carolina Jobs Economic Development Authority
               Hospital Facilities Revenue Bonds (Palmetto Health
               Alliance) (Series C)                                             6.875          8/1/2027         2,162,500
   5,000,000   South Carolina State Public Service Authority
               Revenue Referendum (Series D) (FSA Insured)                      5.000          1/1/2020         5,195,350
     500,000   South Carolina Transportation Infrastructure Bank
               Revenue Bonds (Series A) (MBIA Insured)                          5.500         10/1/2007           545,740
   2,000,000   Spartanburg, South Carolina Waterworks Revenue Bonds
               (FGIC Insured)                                                   5.250          6/1/2028         2,054,580
-------------------------------------------------------------------------------------------------------------------------
               Total South Carolina                                                                            24,971,215
=========================================================================================================================

South Dakota (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   South Dakota Educational Enhancement Funding
               Corporation Tobacco Settlement (Series B)                        6.500          6/1/2032         4,339,600
   1,170,000   South Dakota Health and Educational Facilities
               Authority Revenue Bonds (Prairie Lakes Health Care
               System)                                                          5.625          4/1/2032         1,148,308
   2,000,000   South Dakota State Health and Educational Facilities
               Authority Revenue Bonds (Prairie Lakes Health Care
               System, Inc.) (ACA/CBI Insured)                                  5.650          4/1/2022         2,036,060
-------------------------------------------------------------------------------------------------------------------------
               Total South Dakota                                                                               7,523,968
=========================================================================================================================

Tennessee (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Carter County Industrial Development Board
               Revenue Bonds(b)                                                 4.150         10/1/2007         2,060,820
     965,000   Dickson County, Tennessee General Obligation Bond
               (FGIC Insured)                                                   5.000          3/1/2020         1,011,610
   2,000,000   Memphis-Shelby County, Tennessee Airport Authority
               Special Facilities and Project Revenue Bonds (Federal
               Express Corporation)                                             5.350          9/1/2012         2,146,480
   4,500,000   Memphis-Shelby County, Tennessee Airport Authority
               Special Facilities Revenue Bonds (Federal Express
               Corporation)                                                     5.050          9/1/2012         4,738,140
   1,500,000   Metropolitan Government Nashville and Davidson
               County, Tennessee Health and Educational Facilities
               Revenue Bonds (Series A-1 (GNMA Insured)                         7.250         6/20/2036         1,512,405
   4,155,000   Metropolitan Government Nashville and Davidson
               County, Tennessee Industrial Development Board
               Revenue Bonds (Series A) (GNMA Insured)                          6.625         3/20/2036         4,603,989
   5,000,000   Shelby County, Tennessee Health Educational and
               Housing Facilities Board Revenue Bonds (St. Jude
               Children's Research Project)                                     5.375          7/1/2024         5,081,450
     640,000   Tennergy Corporation Tennessee Gas Revenue Bonds
               (MBIA Insured)                                                   4.125          6/1/2009           668,365
     150,000   Tennessee Energy Acquisition Corporation Gas
               Revenue Bonds (Series A) (AMBAC Insured)                         5.000          9/1/2007           160,708
-------------------------------------------------------------------------------------------------------------------------
               Total Tennessee                                                                                 21,983,967
=========================================================================================================================

Texas (11.4%)
-------------------------------------------------------------------------------------------------------------------------
  11,000,000   Alliance Airport, Texas Income Authority Special
               Facilities Revenue Bond (Federal Express Corporation
               Project) (Subject to 'AMT')(b)                                   6.375          4/1/2021        11,448,580
   2,000,000   Amarillo, Texas Health Facilities Corporation
               Revenue Bonds (Baptist St. Anthony's Hospital
               Corporation) (FSA Insured)                                       5.500          1/1/2017         2,216,160
     750,000   Arlington, Texas General Obligation Bonds                        5.375         8/15/2016           810,922
   1,055,000   Arlington, Texas General Obligation Bonds                        5.500         8/15/2019         1,137,132
   2,165,000   Arlington, Texas Independent School District Capital
               Appreciation Refunding General Obligation Bonds
               (PSF/GTD Insured)                                          Zero Coupon         2/15/2009         1,842,437
   2,500,000   Austin, Texas Higher Education Authority, Inc.
               University Revenue Bonds (St. Edwards University
               Project)                                                         5.750          8/1/2031         2,479,900
   2,250,000   Austin, Texas Utility System Revenue Bonds (FGIC
               Insured)                                                         6.000        11/15/2013         2,584,575
   7,000,000   Austin, Texas Utility System Revenue Capital
               Appreciation Refunding Bonds (Financial Services
               Department) (Series A) (MBIA Insured)                      Zero Coupon        11/15/2008         6,091,540
   8,100,000   Austin, Texas Utility System Revenue Capital
               Appreciation Refunding Bonds (Financial Services
               Department) (Series A) (MBIA Insured)(b)                   Zero Coupon        11/15/2009         6,691,977
   1,575,000   Bexar County, Texas General Obligation Bonds(c)                  5.000         6/15/2015         1,623,211
   2,265,000   Bexar County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (American
               Opty-Waterford Apartments) (Series A1)                           7.000         12/1/2036         2,270,821
   1,930,000   Bexar County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (Dymaxion and
               Marrach Park Apartments) (Series A) (MBIA Insured)               6.000          8/1/2023         2,041,535
   2,000,000   Bexar County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (Nob Hill
               Apartments) (Series A)                                           6.000          6/1/2031         2,031,280
   1,720,000   Bexar County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (Pan American
               Apartments) (Series A-1) (GNMA Insured)                          7.000         3/20/2031         1,940,212
   1,000,000   Bluebonnet Trails Community Mental Health and Mental
               Retardation Revenue Bonds                                        6.125         12/1/2016         1,033,490
   3,950,000   Colorado River, Texas Municipal Water District
               Revenue Bonds (MBIA Insured)                                     5.000          1/1/2014         4,100,416
     500,000   Corpus Christi, Texas General Obligation Bonds
               (Series A) (FSA Insured)                                         5.000          3/1/2012           541,960
   1,000,000   Dallas-Fort Worth, Texas International Airport
               Revenue (Series A) (MBIA Insured) (Subject to 'AMT')             5.500         11/1/2016         1,069,030
     500,000   Dallas-Fort Worth, Texas International Airport
               Revenue (Series A) (MBIA Insured) (Subject to 'AMT')             5.500         11/1/2017           532,385
   4,000,000   Dallas-Fort Worth, Texas Regional Airport
               Revenue Refunding Bonds (Series A)(MBIA Insured)                 6.000         11/1/2012         4,043,600
   1,375,000   Deer Park, Texas Independent School District General
               Obligation Bonds (PSF/GTD Insured)                               5.000         2/15/2013         1,487,310
   1,270,000   Denton, Texas Independent School District General
               Obligation Bonds(d,g)                                            3.450         1/31/2005         1,282,713
   2,285,000   Denton, Texas Independent School District General
               Obligation Bonds (PSF/GTD Insured)                               6.250         2/15/2009         2,588,311
   3,210,000   Denton, Texas Utility System Revenue Bonds (Series A)
               (FSA Insured)                                                    5.250         12/1/2015         3,499,414
   1,445,000   Frisco, Texas Independent School District General
               Obligation Bonds (PSF/GTD Insured)                               6.250         8/15/2017         1,665,160
   7,000,000   Harris County, Houston, Texas General Obligation
               Bonds (MBIA Insured)                                       Zero Coupon         8/15/2024         2,389,450
   2,000,000   Harris County, Texas Health Facilities Development
               Authority Hospital Revenue Bonds (Memorial Hermann
               Healthcare Project) (Series A)                                   6.375          6/1/2029         2,170,180
   8,470,000   Houston, Texas Airport System Revenue Bonds (FSA
               Insured)                                                         5.000          7/1/2027         8,480,926
   2,000,000   Houston, Texas Airport System Revenue Bonds
               (Series A) (FSA Insured) (Subject to 'AMT')                      5.625          7/1/2030         2,058,600
   5,000,000   Houston, Texas Water and Sewer System Revenue Bonds
               (Series A)(c)                                                    5.250         12/1/2022         5,497,100
   5,000,000   Houston, Texas Water and Sewer System Revenue Bonds
               (Series A) (FSA Insured)(c)                                      5.750         12/1/2032         5,705,550
   5,315,000   Lewisville, Texas Independent School District General
               Obligation Bonds (PSF/GTD Insured)                         Zero Coupon         8/15/2019         2,512,294
   1,000,000   Lower Colorado River Authority, Texas Revenue Bonds
               (Series A)                                                       5.875         5/15/2015         1,119,790
     370,000   Mesquite, Texas Independent School District General
               Obligation Bonds (Series A)(PSF/GTD Insured)                     6.000         2/15/2020           404,451
   3,400,000   Mesquite, Texas Independent School District General
               Obligation Bonds (Series A)(PSF/GTD Insured)(c)                  6.000         2/15/2020         3,786,308
   2,600,000   North Texas Health Facilities Development Corporation
               Hospital Revenue (United Regional Healthcare System,
               Inc.)                                                            6.000          9/1/2023         2,684,760
     575,000   Nueces County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (Dolphins Landing
               Apartments Project) (Series A)                                   6.250          7/1/2010           604,273
   1,865,000   Nueces County, Texas Housing Finance Corporation
               Multi-Family Housing Revenue Bonds (Dolphins Landing
               Apartments Project) (Series A)                                   6.875          7/1/2030         1,961,644
   1,000,000   Ridge Parc Development Corporation, Texas Multifamily
               Revenue Bonds (GNMA Insured)                                     6.100         6/20/2033         1,093,770
   2,795,000   Ridge Parc Development Corporation, Texas Multifamily
               Revenue Bonds (GNMA Insured)                                     6.150        11/20/2041         3,007,923
   1,365,000   San Antonio, Texas General Obligation Bonds (General
               Improvement)                                                     5.250          2/1/2014         1,473,763
   1,000,000   San Antonio, Texas Water Revenue Bonds (FSA Insured)             5.500         5/15/2018         1,091,840
   1,000,000   San Antonio, Texas Water Revenue Bonds (FSA Insured)             5.500         5/15/2019         1,089,750
   1,000,000   San Antonio, Texas Water Revenue Bonds (FSA Insured)             5.500         5/15/2020         1,079,380
   1,095,000   South San Antonio, Texas Independent School District
               General Obligation Bonds(PSF/GTD Insured)(c)                     6.000         8/15/2017         1,248,968
   1,180,000   South San Antonio, Texas Independent School District
               General Obligation Bonds(PSF/GTD Insured)(c)                     6.000         8/15/2017         1,345,920
   1,160,000   South San Antonio, Texas Independent School District
               General Obligation Bonds(PSF/GTD Insured)(c)                     6.000         8/15/2017         1,323,108
     175,000   South San Antonio, Texas Independent School District
               General Obligation Bonds(PSF/GTD Insured)                        6.000         8/15/2018           197,118
      95,000   South San Antonio, Texas Independent School District
               General Obligation Bonds(PSF/GTD Insured)                        6.000         8/15/2019           106,773
  11,615,000   Southeast Texas Housing Finance Corporation (MBIA
               Insured)(c)                                                Zero Coupon          9/1/2017         6,207,288
   1,410,000   Tarrant County, Texas College District General
               Obligation Bonds                                                 5.375         2/15/2013         1,560,828
   4,315,000   Texas State Veterans Land Board General Obligation
               Bonds(c)                                                         0.050          7/1/2010         3,516,423
   1,000,000   Texas State Water Development Board Revenue Bond
               (State Revolving) (Series A)                                     5.250         7/15/2017         1,053,690
   2,000,000   Travis County, Texas Health Facilities Development
               Corporation Revenue Bonds (AscensionHealth Credit)
               (Series A) (MBIA Insured)(c)                                     6.250        11/15/2017         2,308,900
     315,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2013           360,678
     350,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2015           395,980
     335,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2017           375,126
   1,650,000   Westlake, Texas General Obligation Bonds                         5.750          5/1/2024         1,707,536
   2,000,000   Westlake, Texas General Obligation Bonds(e)                      5.800          5/1/2032         2,043,600
     430,000   Wylie Texas Independent School District G.O. Bonds
               (PSF/GTD Insured)                                                6.875         8/15/2014           521,001
     745,000   Wylie, Texas Independent School District General
               Obligation Bonds (PSF/GTD Insured)(c)                            6.875         8/15/2014           903,082
   3,280,000   Wylie, Texas Independent School District Unrefunded
               General Obligation Bonds(PSF/GTD Insured)                        7.000         8/15/2024         3,922,585
-------------------------------------------------------------------------------------------------------------------------
               Total Texas                                                                                    144,364,427
=========================================================================================================================

Utah (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,605,000   Intermountain Power Agency, Utah Power Supply
               Revenue Bonds (Series A)(AMBAC/TCRS Insured)(c)                  5.500          7/1/2020         1,634,676
     440,000   Intermountain Power Agency, Utah Power Supply
               Revenue Bonds (Series B)(c)                                      5.250          7/1/2017           447,902
   5,000,000   Intermountain Power Agency, Utah Power Supply
               Revenue Bonds (Series B) (MBIA Insured)                          5.750          7/1/2019         5,496,850
     585,000   Intermountain Power Agency, Utah Power Supply
               Revenue Bonds (Series B)(MBIA/IBC Insured)(c)                    5.000          7/1/2016           588,516
   3,405,000   Timpanogos, Utah Special Service District Sewer
               Revenue (Series A) (AMBAC Insured)(c)                            6.100          6/1/2019         3,696,979
-------------------------------------------------------------------------------------------------------------------------
               Total Utah                                                                                      11,864,923
=========================================================================================================================

Vermont (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Vermont Educational and Health Buildings Financing
               Agency Revenue Bonds (Norwich University Project)                 5.500          7/1/2021         2,547,200
-------------------------------------------------------------------------------------------------------------------------
               Total Vermont                                                                                    2,547,200
=========================================================================================================================

Virginia (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Fairfax County, Virginia Industrial Development
               Authority Revenue Bonds (Inova Health Systems Project)           5.875         8/15/2016         3,206,010
   2,500,000   Fairfax County, Virginia Industrial Development
               Authority Revenue Bonds (Inova Health Systems Project)           5.250         8/15/2019         2,605,575
   3,625,000   Fairfax County, Virginia Water Authority Water
               Revenue Bonds                                                    5.000          4/1/2021         3,875,161
   1,355,000   Riverside, Virginia Regional Jail Authority Jail
               Facilities Revenue Bonds (MBIA Insured)(c)                       5.875          7/1/2014         1,436,015
   1,130,000   Riverside, Virginia Regional Jail Authority Jail
               Facilities Unrefunded Revenue Bonds (MBIA Insured)(c)            5.875          7/1/2014         1,197,563
-------------------------------------------------------------------------------------------------------------------------
               Total Virginia                                                                                  12,320,324
=========================================================================================================================

Washington (4.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,060,000   Clark and Skamania Counties, Washington School
               District #112-6 Washougal General Obligation Bonds
               (FGIC Insured)(c)                                                6.000         12/1/2019         2,375,056
   1,655,000   Douglas County, Washington Public Utility District #1
               Wells Hydroelectric Bonds(c)                                     8.750          9/1/2018         1,975,805
   1,395,000   Douglas County, Washington Public Utility District #1
               Wells Hydroelectric Revenue Bonds                                8.750          9/1/2018         1,650,327
   1,000,000   Energy Northwest, Washington Electric Revenue Bonds
               (Columbia Generating) (Series A)(MBIA Insured)                   5.750          7/1/2018         1,104,930
   1,000,000   Grant County, Washington Public Utilities District #2
               Priest Rapids Hydro Electric Revenue Bonds (Series A)
               (MBIA Insured)                                                   5.250          1/1/2017         1,060,020
   2,000,000   Grant County, Washington Public Utility District #2
               Revenue Bonds (Second Series A)(AMBAC Insured)                   5.000          1/1/2023         2,002,240
  10,000,000   King County, Washington Sewer Revenue Bonds
               (Series B) (FSA Insured)                                         5.500          1/1/2013        11,116,800
   1,500,000   Tacoma, Washington Conservation System Revenue Bonds
               (Tacoma Public Utilities Project)(c)                             6.600          1/1/2015         1,533,060
   3,390,000   Tobacco Settlement Authority Washington Tobacco
               Settlement Revenue                                               6.500          6/1/2026         3,168,430
      45,000   Washington State Bonds (Series 93A)(c)                           5.750         10/1/2012            50,388
   2,955,000   Washington State General Obligation Bond (Series 93A)            5.750         10/1/2012         3,358,771
   2,000,000   Washington State General Obligation Bond (Series B
               and AT-7)                                                        6.000          6/1/2012         2,301,560
   2,000,000   Washington State General Obligation Bonds (Motor
               Vehicle Fuel Tax)                                                5.000          9/1/2007         2,144,620
   1,500,000   Washington State General Obligation Bonds (Series A
               and AT-6)                                                        6.250          2/1/2011         1,673,265
   5,000,000   Washington State General Obligation Bonds (Series A)             6.750          2/1/2015         5,967,950
   2,500,000   Washington State General Obligation Bonds (Series B
               and AT-7)                                                        6.250          6/1/2010         2,873,225
   1,000,000   Washington State Health Care Facilities Authority
               Revenue Bonds (Central Washington Health Services
               Association) (AMBAC Insured)                                     5.000         10/1/2018         1,029,620
   1,700,000   Washington State Health Care Facilities Authority
               Revenue Bonds (Kadlec Medical Center)                            6.000         12/1/2030         1,789,896
   2,000,000   Washington State Health Care Facilities Authority
               Revenue Bonds (Swedish Health Services)(AMBAC
               Insured)                                                         5.125        11/15/2018         2,090,700
   1,000,000   Washington State Higher Education Facilities
               Authority (Whitman College)                                      5.875         10/1/2029         1,066,570
   2,975,000   Washington State Housing Finance Commission
               Multi-Family Mortgage Revenue Bonds (Pooled Loan
               Program) (Subject to 'AMT')                                      6.300          1/1/2021         3,173,760
   1,000,000   Washington State Housing Finance Commission Nonprofit
               Housing Revenue Bonds (Crista Ministries Projects)
               (Series A)                                                       5.350          7/1/2014         1,021,840
   3,000,000   Washington State Public Power Supply System Refunding
               Revenue Bonds (Nuclear Project #1)(Series A) (MBIA
               Insured)                                                         5.750          7/1/2012         3,240,090
   2,000,000   Washington State Public Power Supply System
               Revenue Bonds (Nuclear Project) (Series A)(MBIA
               Insured)                                                         5.750          7/1/2011         2,160,060
-------------------------------------------------------------------------------------------------------------------------
               Total Washington                                                                                59,928,983
=========================================================================================================================

Wisconsin (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,105,000   Monroe, Wisconsin School District General Obligation
               Bonds (AMBAC Insured)(c)                                         6.875          4/1/2014         1,316,740
   1,500,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Aurora Health Care)
               (Series B)                                                       5.500         2/15/2015         1,499,505
   1,000,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Eagle River Memorial
               Hospital, Inc. Project)                                          5.750         8/15/2020         1,073,400
   1,000,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Franciscan Sisters Christian)
               (Series A)                                                       5.500         2/15/2018         1,005,350
   2,000,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Marshfield Clinic) (Series B)           6.000         2/15/2025         2,030,100
   2,000,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Watertown Memorial Hospital,
               Inc.)                                                            5.500         8/15/2029         2,037,760
   6,000,000   Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Wheaton Franciscan Services)             5.750         8/15/2025         6,179,880
-------------------------------------------------------------------------------------------------------------------------
               Total Wisconsin                                                                                 15,142,735
=========================================================================================================================

Wyoming (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   5,825,000   Wyoming State Farm Loan Board Capital Facilities
               Revenue Bonds                                                    5.750         10/1/2020         6,519,398
   2,500,000   Wyoming State Farm Loan Board Capital Projects
               Facilities Revenue Bonds                                         6.100          4/1/2024         2,568,325
-------------------------------------------------------------------------------------------------------------------------
               Total Wyoming                                                                                    9,087,723
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $1,160,204,523)                                           1,249,274,770
=========================================================================================================================
   Principal
      Amount   Short-Term Investments (1.2%)                            Interest Rate(h)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $500,000   American Public Energy Agency Nebraska Gas Supply
               Revenue Bonds (Nebraska Public Gas Agency Project)
               (Series C) (AMBAC Insured)                                       4.000%         9/1/2004          $499,145
   1,200,000   Boston Massachusetts Water and Sewer Community
               Revenue Bond (Series A) (LOC-State Street)(g)                    1.020(h)       8/5/2004         1,200,000
     200,000   Dade County, Florida Industrial Development Authority
               Exempt Facilities Revenue Bond (Florida Power & Light
               Company)(g)                                                      1.120(h)       8/2/2004           200,000
     100,000   Hammond, Indiana Pollution Control Revenue Bonds
               (Amoco Oil Company Project)(g)                                   1.100(h)       8/2/2004           100,000
   6,745,000   Harris County, Texas Health Facilities Development
               Authority Revenue Bonds (Texas Childrens Hospital)
               (MBIA Insured) (Series B-1)(g)                                   1.110(h)       8/2/2004         6,745,000
     120,000   Hurley, New Mexico Pollution Control Revenue Bonds
               (Kennecott Santa Fe Project-BP PLC)(g)                           1.100(h)       8/2/2004           120,000
   1,325,000   New Jersey Economic Development Authority Water
               Facilities Revenue Bond (United Water New Jersey,
               Inc.) (Project A) (AMBAC Insured)(g)                             1.090(h)       8/2/2004         1,325,000
   2,125,000   Salt Lake, Utah County Pollution Control
               Revenue Bonds (Service Station Holding
               Project-BPPLC)(g)                                                1.100(h)       8/2/2004         2,125,000
   1,940,000   Southwest Higher Education Authority Revenue Bonds
               (Southern Methodist University)(g)                               1.100(h)       8/2/2004         1,940,000
     925,000   St. Lucie County, Florida Pollution Control
               Revenue Bond Florida Power and Light Project(g)                  1.120(h)       8/2/2004           925,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                15,179,145
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,175,383,668)                                                     $1,264,453,915
=========================================================================================================================

(a) The categories of investments are shown as apercentage of total investments.

(b) At July 31, 2004, all or a portion of the denoted
    securities, valued at $72,844,516 were pledged as the
    initial margin deposit or earmarked as collateral to
    cover open financial futures contracts as follows:

                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury                   400           September 2004       Short     $44,043,750        $43,116,614     $927,136

(c) Denotes securities that have been pre-refunded or
    escrowed to maturity.  Under such an arrangement,
    money is deposited into an irrevocable escrow account
    and is used to purchase U.S. Treasury securities or
    government agency securities with maturing principal
    and interest earnings sufficient to pay all debt
    service requirements of the pre-refunded bonds.

(d) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(e) Denotes investments purchased on a when-issued basis.

(f) Earmarked as collateral for long settling trades.

(g) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(h) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

Glossary of Terms:
FSA -- Fedaral Security Assurance, Inc.
FGIC -- Financial guaranty Insurance Company
AMBAC -- AMBAC Indemnity Corporation
GNMA -- Government National Mortgage Association
FHA -- Federal Housing Administration
MBIA -- Municipal Bond Investors Assurance Corporation

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Income Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Income Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (74.6%)                            Interest Rate    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (4.0%)
-------------------------------------------------------------------------------------------------------------------------
  $8,000,000   CPL Transition Funding, LLC(b)                                   5.010%        1/15/2010        $8,274,544
   4,000,000   DaimlerChrysler AG(c)                                            1.430         8/15/2004         4,001,624
   3,000,000   First National Master Note Trust(c)                              1.480         8/15/2004         3,003,726
   2,750,000   GMAC Mortgage Corporation Loan Trust(c)                          1.580         8/25/2004         2,755,706
   6,500,000   Honda Auto Receivables Owner Trust(b)                            2.960         4/20/2009         6,434,909
   5,250,000   MBNA Credit Card Master Note Trust(c)                            1.490         8/15/2004         5,259,266
   2,250,000   Residential Asset Securities Corporation(b)                      3.250         5/25/2029         2,225,423
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   31,955,198
=========================================================================================================================

Basic Materials (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Georgia-Pacific Corporation                                      8.875          2/1/2010         2,868,750
   6,000,000   Glencore Funding, LLC(d)                                         6.000         4/15/2014         5,638,200
   1,250,000   ICI Wilmington, Inc.(b)                                          4.375         12/1/2008         1,235,638
   1,500,000   ICI Wilmington, Inc.(f)                                          5.625         12/1/2013         1,483,284
   2,300,000   International Steel Group, Inc.                                  6.500         4/15/2014         2,179,250
     750,000   NOVA Chemicals Corporation                                       6.500         1/15/2012           746,250
     675,000   Peabody Energy Corporation(f)                                    6.875         3/15/2013           695,250
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           14,846,622
=========================================================================================================================

Capital Goods (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   4,800,000   Allied Waste North America, Inc.(d,e)                            8.875          4/1/2008         5,232,000
   1,000,000   Allied Waste North America, Inc.                                 6.375         4/15/2011           975,000
     575,000   Ball Corporation(d)                                              6.875        12/15/2012           587,219
   6,000,000   Boeing Capital Corporation(f)                                    5.800         1/15/2013         6,255,498
   1,500,000   Bombardier Capital, Inc.(f)                                      6.300          5/1/2014         1,294,731
   6,000,000   Caterpillar, Inc.                                                4.500         6/15/2009         6,072,222
   2,000,000   Crown Euro Holdings SA                                           9.500          3/1/2011         2,190,000
   4,000,000   Goodrich Corporation(f)                                          7.625        12/15/2012         4,551,860
   2,000,000   Precision Castparts Corporation(d)                               5.600        12/15/2013         1,967,006
   3,234,892   Systems 2001 Asset Trust, LLC(b)                                 6.664         9/15/2013         3,502,062
   4,000,000   Tyco International Group SA(f)                                   6.000        11/15/2013         4,161,152
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             36,788,750
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,107,939   Banc of America Commercial Mortgage, Inc.                        3.366         7/11/2043         1,110,168
   2,000,000   Banc of America Commercial Mortgage, Inc.(d)                     5.118         7/11/2043         2,026,144
   5,850,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           1.700         8/14/2004         5,852,112
   4,000,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.302         1/15/2038         3,878,048
   7,000,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027         6,847,820
   3,873,905   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012         3,888,792
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     23,603,084
=========================================================================================================================

Communications Services (6.5%)
-------------------------------------------------------------------------------------------------------------------------
  $2,500,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012        $2,925,052
   1,000,000   British Sky Broadcasting Group plc(f)                            8.200         7/15/2009         1,157,109
   3,000,000   Comcast Corporation(f)                                           6.500         1/15/2015         3,156,453
   1,400,000   CSC Holdings, Inc.(f)                                            7.625          4/1/2011         1,414,000
   1,250,000   CSC Holdings, Inc.                                               6.750         4/15/2012         1,206,250
   4,750,000   Deutsche Telekom International Finance BV(g)                     8.250         6/15/2005         4,980,404
   2,000,000   EchoStar DBS Corporation                                         5.750         10/1/2008         1,985,000
   4,000,000   Interpublic Group of Companies, Inc.(f)                          7.250         8/15/2011         4,264,880
   2,500,000   News America Holdings                                            8.150        10/17/2036         3,037,570
     750,000   Nextel Communications, Inc.                                      5.950         3/15/2014           710,625
   2,000,000   Nextel Communications, Inc.(f)                                   7.375          8/1/2015         2,100,000
   1,000,000   PanAmSat Corporation                                             9.000         8/15/2014         1,000,000
   2,000,000   Qwest Corporation(b)                                             9.125         3/15/2012         2,200,000
   2,500,000   Rogers Cable, Inc.(b)                                            6.250         6/15/2013         2,408,355
   6,000,000   Sprint Capital Corporation(b)                                    6.900          5/1/2019         6,221,712
   4,000,000   Telecom Italia Corporation(f)                                    5.250        11/15/2013         3,928,860
   5,500,000   Verizon Pennsylvania, Inc.(f)                                    5.650        11/15/2011         5,655,991
   4,000,000   WPP Finance UK Corporation(b)                                    5.875         6/15/2014         4,058,068
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   52,410,329
=========================================================================================================================

Consumer Cyclical (5.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Aztar Corporation                                                7.875         6/15/2014         2,022,500
     800,000   Best Buy Company, Inc., Convertible                              2.250         1/15/2022           819,000
   1,400,000   Costco Wholesale Corporation, Convertible(d)               Zero Coupon         8/19/2017         1,296,750
   2,750,000   D.R. Horton, Inc.(d)                                             7.500         12/1/2007         2,997,500
   3,000,000   DaimlerChrysler North American Holdings
               Corporation(f)                                                   4.750         1/15/2008         3,050,925
   3,500,000   DaimlerChrysler North American Holdings
               Corporation(f)                                                   6.500        11/15/2013         3,645,492
   1,200,000   Ferrellgas Partners, LP                                          6.750          5/1/2014         1,161,000
   5,000,000   Ford Credit Floorplan Master Owner Trust(c)                      1.520         8/15/2004         5,010,485
   3,000,000   Ford Motor Credit Company(f)                                     7.375          2/1/2011         3,183,816
   2,000,000   General Motors Acceptance Corporation(f)                         5.125          5/9/2008         2,019,948
   2,000,000   KB Home                                                          6.375         8/15/2011         1,995,000
     750,000   Kerzner International, Convertible                               2.375         4/15/2024           754,688
   2,000,000   Lear Corporation                                                 8.110         5/15/2009         2,289,674
   2,000,000   Liberty Media Corporation(f)                                     8.500         7/15/2029         2,292,720
   1,600,000   Liberty Media Corporation, Convertible(e)                        0.750         3/30/2023         1,754,000
   1,050,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031           927,938
   1,900,000   Mohegan Tribal Gaming Authority(f)                               6.375         7/15/2009         1,911,875
   2,000,000   Royal Caribbean Cruises, Ltd.(f)                                 8.000         5/15/2010         2,170,000
   1,350,000   Station Casinos, Inc.(f)                                         6.500          2/1/2014         1,309,500
   2,500,000   Yum! Brands, Inc.(b)                                             7.650         5/15/2008         2,804,310
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         43,417,121
=========================================================================================================================

Consumer Non-Cyclical (2.3%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012         4,591,948
   1,690,000   Fisher Scientific International, Inc.                            8.125          5/1/2012         1,848,438
     500,000   Fisher Scientific International, Inc.(h)                         6.750         8/15/2014           499,375
   3,000,000   HCA, Inc.(f)                                                     7.875          2/1/2011         3,322,248
   4,500,000   Hospira, Inc.                                                    4.950         6/15/2009         4,550,094
   2,000,000   Stater Brothers Holdings, Inc.(f)                                8.125         6/15/2012         2,045,000
   1,600,000   Teva Pharmaceutical Finance NV, Convertible(b)                   0.250          2/1/2024         1,588,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     18,445,103
=========================================================================================================================

Energy (1.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Chesapeake Energy Corporation                                    7.000         8/15/2014         1,515,000
   3,000,000   EnCana Corporation(h)                                            4.600         8/15/2009         3,018,561
   7,000,000   Gazprom International SA                                         7.201          2/1/2020         6,895,000
   2,000,000   Premcor Refining Group, Inc.(f)                                  9.250          2/1/2010         2,250,000
     700,000   Premcor Refining Group, Inc.(d)                                  6.125          5/1/2011           703,500
   1,250,000   XTO Energy, Inc.(f)                                              6.250         4/15/2013         1,322,849
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    15,704,910
=========================================================================================================================

Financials (16.3%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Bank of America Corporation(f)                                   5.375         6/15/2014         2,008,928
   3,000,000   Bank One Issuance Trust(c,d,e)                                   1.430         8/15/2004         3,001,218
   2,000,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014         2,085,000
   3,500,000   Capital One Bank(b)                                              4.250         12/1/2008         3,467,432
   3,000,000   Capital One Financial Corporation(f)                             6.250        11/15/2013         3,071,592
   5,000,000   CIT Group, Inc.(f)                                               4.000          5/8/2008         4,987,655
   3,500,000   Citigroup, Inc.(c)                                               1.250          8/9/2004         3,502,300
   4,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.861         3/15/2036         3,950,104
   6,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           2.843         5/15/2038         5,758,788
   4,000,000   Danske Bank A/S(c,f)                                             5.914         6/16/2014         4,097,224
   3,500,000   Dresdner Funding Trust I                                         8.151         6/30/2031         3,973,672
   7,000,000   Equitable Life Assurance Society USA(b)                          6.950         12/1/2005         7,383,635
   6,000,000   General Electric Capital Corporation(c,d)                        2.255          9/2/2004         6,015,000
   4,500,000   General Motors Acceptance Corporation(f)                         5.625         5/15/2009         4,511,151
     800,000   Goldman Sachs Group, Inc., Convertible(c)                  Zero Coupon        11/20/2004           765,376
     650,000   Goldman Sachs Group, Inc., Convertible                           1.500         7/23/2009           648,902
   5,000,000   HBOS Capital Funding, LP(c,f)                                    6.071         6/30/2014         5,102,195
   4,500,000   Honda Auto Receivables Owner Trust(b)                            2.790         3/16/2009         4,445,266
   4,500,000   HSBC Capital Funding, LP(c,g)                                    9.547         6/30/2010         5,534,559
   2,750,000   International Lease Finance Corporation(f)                       5.625          6/1/2007         2,891,523
  28,140,000   Lehman Brothers, Inc.(b,d)                                       6.539         8/15/2008        29,818,270
   5,000,000   Montpelier Reinsurance Holdings, Ltd.(e,f)                       6.125         8/15/2013         5,056,845
   3,500,000   Popular North America, Inc.                                      4.700         6/30/2009         3,526,912
   6,000,000   RBS Capital Trust I(c,f,g)                                       4.709          7/1/2013         5,582,472
   3,500,000   SouthTrust Corporation(b)                                        5.800         6/15/2014         3,612,242
   2,000,000   Sovereign Bancorp, Inc.(b)                                      10.500        11/15/2006         2,287,680
   4,500,000   Wells Fargo Capital(b)                                           7.730         12/1/2026         4,864,923
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               131,950,864
=========================================================================================================================

Foreign (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   6,500,000   Corporacion Andina de Fomento                                    6.875         3/15/2012         7,122,992
     916,667   Pemex Finance, Ltd.                                              8.450         2/15/2007           977,799
   4,000,000   Pemex Finance, Ltd.                                              9.030         2/15/2011         4,638,760
   2,500,000   United Mexican States(b)                                         9.875          2/1/2010         3,043,750
   1,000,000   United Mexican States(b)                                         6.375         1/16/2013         1,020,500
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                   16,803,801
=========================================================================================================================

Mortgage-Backed Securities (5.3%)
-------------------------------------------------------------------------------------------------------------------------
  10,750,000   Federal National Mortgage Association
               15-Yr. Conventional(h)                                           5.500          8/1/2019        11,038,906
  30,750,000   Federal National Mortgage Association
               30-Yr. Conventional(h)                                           6.000          8/1/2034        31,537,968
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                42,576,874
=========================================================================================================================

Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   4,500,000   Electronic Data Systems Corporation(f)                           6.000          8/1/2013         4,338,342
   1,100,000   Unisys Corporation(f)                                            6.875         3/15/2010         1,116,500
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 5,454,842
=========================================================================================================================

Transportation (3.9%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   American Airlines, Inc.                                          7.250          2/5/2009         2,820,000
   4,500,000   CNF, Inc.(d)                                                     8.875          5/1/2010         5,242,594
   1,000,000   FedEx Corporation(f)                                             3.500          4/1/2009           965,279
   3,424,998   FedEx Corporation                                                6.720         1/15/2022         3,747,084
   5,250,000   Hertz Corporation                                                7.400          3/1/2011         5,551,733
   2,500,000   MISC Capital Ltd.                                                5.000          7/1/2009         2,532,318
   4,000,000   Southwest Airlines Company(d)                                    5.496         11/1/2006         4,157,100
   2,000,000   Southwest Airlines Company(b)                                    6.500          3/1/2012         2,127,194
   5,398,672   United Air Lines, Inc. (i)                                       7.186          4/1/2011         4,473,772
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            31,617,074
=========================================================================================================================

U.S. Government (11.9%)
-------------------------------------------------------------------------------------------------------------------------
   7,250,000   Federal Home Loan Bank(e)                                        1.625         4/15/2005         7,223,240
  10,000,000   Federal Home Loan Mortgage Corporation(c)                        1.365          9/9/2004         9,999,470
  13,000,000   Federal National Mortgage Association                            2.375        12/15/2005        12,973,077
  10,250,000   U.S. Government Zero Coupon Bonds(f)                       Zero Coupon         2/15/2013         6,946,446
  17,000,000   U.S. Government Zero Coupon Bonds(f)                       Zero Coupon        11/15/2022         6,225,179
  19,500,000   U.S. Treasury Bonds(f)                                           6.125         8/15/2029        21,746,302
   4,750,000   U.S. Treasury Notes(e)                                           2.125        10/31/2004         4,757,610
   1,750,000   U.S. Treasury Notes(e)                                           1.625         4/30/2005         1,746,309
   5,500,000   U.S. Treasury Notes(f)                                           1.500         7/31/2005         5,469,277
   2,500,000   U.S. Treasury Notes(f)                                           4.625         5/15/2006         2,588,868
   3,500,000   U.S. Treasury Notes(f)                                           2.375         8/15/2006         3,477,579
   1,750,000   U.S. Treasury Notes(f)                                           3.250         8/15/2008         1,736,943
   7,500,000   U.S. Treasury Notes(f)                                           2.625         3/15/2009         7,184,475
   4,000,000   U.S. Treasury Notes(f)                                           3.875         2/15/2013         3,865,468
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           95,940,243
=========================================================================================================================

Utilities (5.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   ANR Pipeline Company(d)                                          8.875         3/15/2010         1,653,750
   3,500,000   CenterPoint Energy, Inc.(f)                                      7.250          9/1/2010         3,837,813
     600,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           645,000
   3,000,000   FirstEnergy Corporation(f)                                       6.450        11/15/2011         3,173,199
   2,250,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010         2,542,864
   2,000,000   Kinder Morgan Energy Partners, LP(f)                             7.750         3/15/2032         2,245,960
   4,000,000   MidAmerican Energy Holdings Company                              7.630        10/15/2007         4,414,064
   3,000,000   Pacific Gas & Electric Company(f)                                6.050          3/1/2034         2,890,065
     831,237   Power Contract Financing, LLC(d)                                 5.200          2/1/2006           835,850
   2,000,000   Power Contract Financing, LLC                                    6.256          2/1/2010         2,042,980
   2,909,652   Power Receivables Finance, LLC                                   6.290          1/1/2012         2,978,058
   2,000,000   Public Service Company of New Mexico(b)                          4.400         9/15/2008         2,002,900
   1,750,000   Southern Natural Gas Company(f)                                  8.875         3/15/2010         1,929,375
   3,450,000   Texas-New Mexico Power Company(e)                                6.125          6/1/2008         3,561,394
   2,000,000   Transcontinental Gas Pipe Corporation(e)                         8.875         7/15/2012         2,330,000
   3,000,000   Westar Energy, Inc.(b)                                           7.875          5/1/2007         3,306,465
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 40,389,737
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $593,237,438)                                               601,904,552
=========================================================================================================================
                                                                             Exercise        Expiration
   Contracts   Options on U.S. Treasury Bond Futures                            Price              Date             Value
-------------------------------------------------------------------------------------------------------------------------
         100   U.S. Treasury Bond Futures(j)                                      108         8/27/2004          $126,563
         100   U.S. Treasury Bond Futures(j)                                      109         8/27/2004            28,125
         100   U.S. Treasury Bond Futures(j)                                      110         8/27/2004            46,875
-------------------------------------------------------------------------------------------------------------------------
               Total Options on U.S. Treasury Bond Futures (cost $218,500)                                        201,563
=========================================================================================================================
      Shares   Preferred Stock (0.3%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
      12,250   Goldman Sachs Preferred Stock, Convertible (j)                                                  $1,160,528
      22,122   Morgan Stanley and Company, Convertible (j)                                                        630,698
      15,000   Washington Mutual, Inc., Convertible(f)                                                            796,770
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $2,865,658)                                                          2,587,996
=========================================================================================================================
 141,687,204   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A      $141,687,204
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $141,687,204)                                141,687,204
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (7.6%)                            Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   American General Finance Corporation(d)                       1.251%(k)         8/3/2004        $9,998,958
   5,000,000   Delaware Funding Corporation(b)                               1.321(k)         8/12/2004         4,997,800
   6,000,000   Falcon Asset Securitization Corporation(e)                    1.352(k)         8/16/2004         5,996,400
   6,000,000   Federal Home Loan Mortgage Corporation(e)                     4.500            8/15/2004         6,005,741
   5,000,000   Jupiter Securitization Corporation                            1.402(k)         8/26/2004         4,994,944
  12,000,000   Shell Finance (UK) plc                                        1.320(k)          8/2/2004        11,999,120
   8,635,860   Thrivent Money Market Fund                                    0.956(k)               N/A         8,635,860
   9,000,000   Ventures Business Trust                                       1.330(k)          8/2/2004         8,999,335
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                61,628,158
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $799,636,958)                                                         $808,009,473
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) At July 31, 2004, all or a portion of the denoted securities valued at $45,523,176 were earmarked to cover call options written as follows:

                                 Number of          Exercise         Expiration
   Type                          Contracts            Price             Date                       Value
--------------------------------------------------------------------------------------------------------
U.S. Treasury                      200                 109         September 2004             $(159,376)
U.S. Treasury                      200                 111         September 2004              $(50,000)

At July 31, 2004, all or a portion of the denoted securities valued at
$10,797,856 were earmarked to cover put options written as follows:

                                 Number of          Exercise         Expiration
   Type                          Contracts            Price             Date                       Value
--------------------------------------------------------------------------------------------------------
U.S. Treasury                      100                 107         September 2004               $(6,250)

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Earmarked as collateral for long settling trades.

(e) At July 31, 2004, all or a portion of the denoted U.S. Treasury
    Notes and other securities, valued at $32,996,951 were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury                  295            September 2004      Short      $32,662,031        $31,818,403     $843,628

(f) All or a portion of the security is on loan.

(g) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(h) Denotes investments purchased on a when-issued basis.

(i) In bankruptcy.

(j) Non-income producing security.

(k) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

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Thrivent Mutual Funds

Core Bond Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Core Bond Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (72.6%)                            Interest Rate    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (6.0%)
-------------------------------------------------------------------------------------------------------------------------
    $235,539   Capital Auto Receivables Asset Trust(b)                          1.400%        8/15/2004          $235,528
  12,500,000   Chase Credit Card Master Trust(b,c)                              1.510         8/15/2004        12,524,975
   6,000,000   Countrywide Asset Backed Certificates(c)                         4.905         8/25/2032         5,985,450
   1,238,076   EQCC Home Equity Loan Trust                                      6.930         2/15/2029         1,240,713
   3,750,000   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029         3,762,630
  11,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        1.580         8/25/2004        11,022,825
   2,649,682   Green Tree Financial Corporation                                 7.650        10/15/2027         2,831,696
   1,000,000   Residential Asset Securities Corporation                         3.250         5/25/2029           989,077
   2,000,000   Residential Asset Securities Corporation                         4.160         7/25/2030         1,995,662
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   40,588,556
=========================================================================================================================

Basic Materials (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Codelco, Inc.                                                    5.500        10/15/2013         1,516,482
   2,000,000   Glencore Funding, LLC                                            6.000         4/15/2014         1,879,400
   2,000,000   Weyerhaeuser Company(d)                                          5.250        12/15/2009         2,049,688
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            5,445,570
=========================================================================================================================

Capital Goods (3.1%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Boeing Capital Corporation(d)                                    6.100          3/1/2011         2,661,678
   3,500,000   Goodrich Corporation(d)                                          6.450        12/15/2007         3,778,296
   1,500,000   Packaging Corporation of America                                 4.375          8/1/2008         1,491,051
   2,000,000   Precision Castparts Corporation                                  5.600        12/15/2013         1,967,006
   3,400,000   Raytheon Company                                                 6.000        12/15/2010         3,635,793
   1,900,000   Sealed Air Corporation                                           5.375         4/15/2008         1,976,543
   5,250,000   Tyco International Group SA(d)                                   6.000        11/15/2013         5,461,512
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             20,971,879
=========================================================================================================================

Commercial Mortgage-Backed Securities (6.5%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Banc of America Commercial Mortgage, Inc.(c)                     6.085         6/11/2035         5,362,265
   3,000,000   Banc of America Commercial Mortgage, Inc.(c)                     5.118         7/11/2043         3,039,216
   3,000,000   Bear Stearns Commercial Mortgage Securities(c)                   3.869         2/11/2041         2,920,971
   1,370,690   CAM Commercial Mortgage Corporation                              4.834        11/14/2036         1,400,556
   4,000,000   First Union National Bank Commercial Mortgage Trust(c)           7.390        12/15/2031         4,519,236
   2,071,914   First Union-Lehman Brothers-Bank of America
               Commercial Mortgage                                              6.280        11/18/2035         2,111,362
   2,600,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027         2,543,476
   8,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027         7,736,672
   5,500,000   Morgan Stanley Capital I, Inc.                                   6.210        11/15/2031         5,906,956
   5,000,000   Nationslink Funding Corporation(c)                               6.476         8/20/2030         5,414,910
   3,000,000   Wachovia Bank Commercial Mortgage Trust                          4.390         2/15/2036         2,914,287
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     43,869,907
=========================================================================================================================

Communications Services (4.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   AT&T Broadband Corporation                                       8.375         3/15/2013         2,074,698
   2,150,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012         2,515,545
   1,500,000   AT&T Wireless Services, Inc.                                     8.750          3/1/2031         1,867,066
   2,000,000   British Sky Broadcasting Group plc(c)                            8.200         7/15/2009         2,314,218
   4,000,000   Continental Cablevision, Inc.(c)                                 8.875         9/15/2005         4,261,624
   2,000,000   Cox Communications, Inc.                                         4.625          6/1/2013         1,861,560
   2,500,000   News America, Inc.                                               7.250         5/18/2018         2,795,038
   2,000,000   Sprint Capital Corporation                                       7.625         1/30/2011         2,245,978
   2,000,000   Sprint Capital Corporation                                       6.900          5/1/2019         2,073,904
   2,000,000   Telefonos de Mexico SA                                           4.500        11/19/2008         1,960,534
   1,750,000   Telus Corporation                                                7.500          6/1/2007         1,910,178
   2,000,000   Verizon Global Funding Corporation                               7.250         12/1/2010         2,252,094
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   28,132,437
=========================================================================================================================

Consumer Cyclical (3.8%)
-------------------------------------------------------------------------------------------------------------------------
   5,500,000   D.R. Horton, Inc.(c)                                             7.500         12/1/2007         5,995,000
   2,000,000   DaimlerChrysler North American Holdings Corporation              4.750         1/15/2008         2,033,950
   2,500,000   Ford Motor Credit Company                                        7.375        10/28/2009         2,682,225
   2,000,000   Ford Motor Credit Company                                        7.375          2/1/2011         2,122,544
   2,500,000   General Motors Acceptance Corporation                            7.750         1/19/2010         2,726,322
   2,000,000   KB Home                                                          6.375         8/15/2011         1,995,000
   3,000,000   Lear Corporation                                                 8.110         5/15/2009         3,434,511
   1,750,000   Liberty Media Corporation                                        7.875         7/15/2009         1,960,640
   1,500,000   Park Place Entertainment Corporation                             8.500        11/15/2006         1,631,250
   1,000,000   Ryland Group, Inc.(d)                                            8.000         8/15/2006         1,082,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         25,663,942
=========================================================================================================================

Consumer Non-Cyclical (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Bunge Limited Finance Corporation                                7.800        10/15/2012         4,017,954
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      4,017,954
=========================================================================================================================

Energy (0.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   Pemex Project Funding Master Trust(e)                            8.000        11/15/2011         2,475,000
   1,000,000   XTO Energy, Inc.(d)                                              4.900          2/1/2014           958,940
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,433,940
=========================================================================================================================

Financials (12.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Archstone-Smith Trust(c)                                         3.000         6/15/2008         1,914,238
   3,000,000   Associates Manufactured Housing Contract
               Pass-Through Certificates                                        7.900         3/15/2027         3,183,525
   1,000,000   Australia & New Zealand Banking Group, Ltd.
               Capital Trust I                                                  4.484         1/15/2010           982,075
   2,000,000   Capital One Financial Corporation(c)                             7.250          5/1/2006         2,122,810
   2,000,000   Capital One Financial Corporation                                8.750          2/1/2007         2,222,904
   1,500,000   Capital One Financial Corporation                                6.250        11/15/2013         1,535,796
   3,500,000   Countrywide Home Loans, Inc.(c)                                  4.000         3/22/2011         3,300,528
   3,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.516         1/15/2037         2,924,400
   2,500,000   General Motors Acceptance Corporation                            5.625         5/15/2009         2,506,195
   2,500,000   Goldman Sachs Group, Inc.                                        5.250        10/15/2013         2,458,872
   1,000,000   HBOS Capital Funding, LP(b)                                      6.071         6/30/2014         1,020,439
   2,000,000   HSBC Capital Funding, LP(b,c,e)                                  9.547         6/30/2010         2,459,804
   2,000,000   HSBC Capital Funding, LP(b,e)                                   10.176         6/30/2030         2,831,430
   2,500,000   ING Capital Funding Trust III(b)                                 8.439        12/31/2010         2,916,778
  13,650,000   Lehman Brothers, Inc.                                            6.539         8/15/2008        14,464,086
   6,000,000   MBIA Global Funding, LLC(b,c)                                    1.680         10/8/2004         5,999,262
   2,000,000   MBNA America Bank(f)                                             4.625          8/3/2009         2,004,734
   1,750,000   Montpelier Reinsurance Holdings, Ltd.                            6.125         8/15/2013         1,769,896
   2,000,000   Morgan Stanley and Company                                       4.250         5/15/2010         1,957,670
   1,500,000   Popular North America, Inc.                                      4.700         6/30/2009         1,511,534
   2,000,000   RBS Capital Trust II(b,e)                                        6.425          1/3/2034         1,931,056
   4,000,000   Regency Centers, LP                                              7.125         7/15/2005         4,156,884
   2,500,000   Royal Bank of Scotland Group plc                                 9.118         3/31/2010         3,023,225
   2,250,000   Simon Property Group, LP                                         6.375        11/15/2007         2,417,555
   2,000,000   Sovereign Bancorp, Inc.                                         10.500        11/15/2006         2,287,680
   3,000,000   Union Planters Corporation                                       7.750          3/1/2011         3,489,750
   1,500,000   Vornado Realty Trust                                             5.625         6/15/2007         1,569,711
   2,500,000   Washington Mutual Bank(f)                                        5.650         8/15/2014         2,510,375
   2,500,000   Westpac Capital Trust III(b)                                     5.819         9/30/2013         2,519,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                83,992,212
=========================================================================================================================

Foreign (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Corporacion Andina de Fomento(c)                                 6.875         3/15/2012         2,739,612
   2,000,000   Korea Development Bank                                           4.750         7/20/2009         1,998,124
   1,000,000   Republic of South Africa                                         6.500          6/2/2014         1,025,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    5,762,736
=========================================================================================================================

Mortgage-Backed Securities (13.4%)
-------------------------------------------------------------------------------------------------------------------------
  28,250,000   Federal National Mortgage Association
               15-Yr. Conventional(f)                                           5.500          8/1/2019        29,009,219
  59,750,000   Federal National Mortgage Association
               30-Yr. Conventional(f)                                           6.000          8/1/2034        61,281,093
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                90,290,312
=========================================================================================================================

U.S. Government (15.7%)
-------------------------------------------------------------------------------------------------------------------------
  10,000,000   Federal Home Loan Mortgage Corporation(b)                        1.365          9/9/2004         9,999,470
   8,000,000   Federal National Mortgage Association(b)                         1.325          8/2/2004         7,999,736
  14,500,000   Federal National Mortgage Association(d)                         2.625        11/15/2006        14,368,616
  12,500,000   Federal National Mortgage Association                            5.500         3/15/2011        13,188,275
   5,500,000   U.S. Treasury Notes(d)                                           4.375         5/15/2007         5,696,796
  11,500,000   U.S. Treasury Notes(d)                                           3.125         4/15/2009        11,242,596
   7,500,000   U.S. Treasury Notes(d)                                           4.000         6/15/2009         7,606,058
  25,850,000   U.S. Treasury Notes(d)                                           6.000         8/15/2009        28,541,037
   3,625,000   U.S. Treasury Notes(d)                                           6.500         2/15/2010         4,103,188
   3,500,000   U.S. Treasury Notes(d)                                           4.750         5/15/2014         3,575,058
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                          106,320,830
=========================================================================================================================

Utilities (4.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Alliant Energy Resources, Inc.(c)                                7.375         11/9/2009         3,350,574
   2,000,000   CenterPoint Energy, Inc.                                         5.875          6/1/2008         2,074,798
   2,500,000   CenterPoint Energy, Inc.(c)                                      7.250          9/1/2010         2,741,295
   5,250,000   FirstEnergy Corporation                                          6.450        11/15/2011         5,553,098
   2,000,000   NiSource Finance Corporation                                     7.875        11/15/2010         2,316,310
   3,000,000   Oncor Electric Delivery Company                                  7.000          9/1/2022         3,263,652
   2,327,464   Power Contract Financing, LLC                                    5.200          2/1/2006         2,340,381
   1,454,826   Power Receivables Finance, LLC                                   6.290          1/1/2012         1,489,029
   2,500,000   Texas-New Mexico Power Company                                   6.125          6/1/2008         2,580,720
   2,500,000   Westar Energy, Inc.                                              7.875          5/1/2007         2,755,388
     500,000   Westar Energy, Inc.                                              6.000          7/1/2014           517,868
   3,000,000   Xcel Energy, Inc.                                                7.000         12/1/2010         3,349,872
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 32,332,985
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $487,559,709)                                               490,823,260
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (12.6%)         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  85,114,663   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $85,114,663
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $85,114,663)                                  85,114,663
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (14.8%)                        Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,850,000   Abbott Laboratories                                              1.320%         8/2/2004       $10,849,204
  11,500,000   Corporate Asset Finance Company, LLC                             1.442          9/3/2004        11,484,360
  11,000,000   Corporate Receivables Corporation Funding, LLC(c)                1.433         9/13/2004        10,980,774
  12,000,000   Delaware Funding Corporation                                     1.291         8/10/2004        11,995,700
  12,000,000   Falcon Asset Securitization Corporation                          1.352         8/16/2004        11,992,800
  10,000,000   Independence Funding, LLC(c)                                     1.291          8/5/2004         9,998,208
  11,028,000   Johnson Controls, Inc.                                           1.320          8/2/2004        11,027,191
  11,000,000   Starfish Global Funding, LLC(c)                                  1.372         8/23/2004        10,990,372
  10,819,896   Thrivent Money Market Fund                                       0.956               N/A        10,819,896
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                               100,138,505
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $672,812,877)                                                         $676,076,428
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) Earmarked as collateral for long settling trades.

(d) All or a portion of the security is on loan.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Bond Index Fund-I

Schedule of Investments

As of July 31, 2004
 (unaudited)

Bond Index Fund-I
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (66.9%)                            Interest Rate    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     $35,226   Advanta Mortgage Loan Trust(b)                                   7.750%       10/25/2026           $36,757
      72,828   EQCC Home Equity Loan Trust(b)                                   6.930         2/15/2029            72,983
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                      109,740
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Dow Chemical Company(b)                                          5.750        11/15/2009           105,405
     100,000   International Paper Company(c)                                   5.850        10/30/2012           102,684
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                              208,089
=========================================================================================================================

Capital Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Boeing Capital Corporation(d)                                    6.100          3/1/2011           106,467
     100,000   General Electric Company(b)                                      5.000          2/1/2013            99,820
      50,000   Hutchison Whampoa International, Ltd.(b)                         5.450        11/24/2010            49,678
      75,000   Northrop Grumman Corporation                                     7.125         2/15/2011            84,362
     100,000   Raytheon Company                                                 5.500        11/15/2012           102,324
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                                442,651
=========================================================================================================================

Commercial Mortgage-Backed Securities (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   Bear Stearns Commercial Mortgage Securities(b)                   3.869         2/11/2041           194,731
     100,000   First Union National Bank Commercial Mortgage Trust(b)           7.390        12/15/2031           112,981
     200,000   General Electric Capital Commercial Mortgage Corporation(b)      4.641         9/10/2013           196,112
     100,000   Morgan Stanley Capital I, Inc.(b)                                6.550         3/15/2030           107,701
     110,000   Morgan Stanley Capital I, Inc.(b)                                6.210        11/15/2031           118,139
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                        729,664
=========================================================================================================================

Communications Services (2.2%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   AT&T Wireless Services, Inc.(b)                                  7.875          3/1/2011           114,934
     100,000   BellSouth Corporation(b)                                         6.875        10/15/2031           105,470
      75,000   Cox Communications, Inc.(b)                                      3.875         10/1/2008            73,515
      75,000   Deutsche Telekom International Finance BV(b)                     5.250         7/22/2013            74,280
      95,000   GTE North, Inc.(b)                                               7.625         5/15/2026            99,666
     150,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           168,448
     100,000   Tele-Communications, Inc. (TCI Group)                            7.875          8/1/2013           114,984
      50,000   Telecom Italia Capital SA(b)                                     5.250        11/15/2013            49,111
      75,000   Verizon Global Funding Corporation                               7.750         12/1/2030            86,055
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      886,463
=========================================================================================================================

Consumer Cyclical (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   AOL Time Warner, Inc.(b)                                         6.875          5/1/2012           108,984
     100,000   DaimlerChrysler North American Holdings Corporation(b)           4.750         1/15/2008           101,698
     150,000   Ford Motor Credit Company(b)                                     5.800         1/12/2009           152,651
      75,000   Ford Motor Credit Company(b)                                     7.250        10/25/2011            78,876
     100,000   General Motors Acceptance Corporation                            8.000         11/1/2031           101,544
     100,000   Target Corporation                                               6.350         1/15/2011           109,302
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                            653,055
=========================================================================================================================

Consumer Non-Cyclical (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012           114,799
      50,000   Coca-Cola HBC Finance BV(b)                                      5.125         9/17/2013            49,799
     100,000   ConAgra Foods, Inc.(b)                                           6.000         9/15/2006           105,354
     100,000   General Mills, Inc.                                              6.000         2/15/2012           105,376
      50,000   GlaxoSmithKline Capital, Inc.(b)                                 5.375         4/15/2034            46,140
      50,000   Merck & Company, Inc.(b)                                         5.950         12/1/2028            50,660
      75,000   Safeway, Inc.                                                    4.125         11/1/2008            73,956
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                        546,084
=========================================================================================================================

Energy (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   ConocoPhillips Company(b)                                        4.750        10/15/2012            98,593
     100,000   Pemex Project Funding Master Trust(b)                            9.125        10/13/2010           116,000
     100,000   Union Oil Company of California                                  6.700        10/15/2007           107,583
     100,000   Union Oil Company of California                                  5.050         10/1/2012            99,467
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                       421,643
=========================================================================================================================

Financials (6.3%)
-------------------------------------------------------------------------------------------------------------------------
     150,000   Allstate Corporation(b)                                          7.200         12/1/2009           172,137
      50,000   Australia & New Zealand Banking Group, Ltd. Capital Trust I(b)   5.360        12/15/2013            48,543
     250,000   Bank of America Corporation(b)                                   3.875         1/15/2008           250,735
     125,000   CIT Group, Inc.(b)                                               4.750        12/15/2010           124,092
      50,000   Citigroup, Inc.(b)                                               3.500          2/1/2008            49,508
     150,000   Citigroup, Inc.(b)                                               7.250         10/1/2010           170,491
     100,000   Countrywide Home Loans, Inc.(b)                                  4.000         3/22/2011            94,301
     125,000   Credit Suisse First Boston USA, Inc.(b)                          3.875         1/15/2009           122,736
      75,000   EOP Operating, LP(b)                                             4.750         3/15/2014            69,970
     125,000   General Motors Acceptance Corporation(b)                         5.625         5/15/2009           125,310
     150,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           163,103
     250,000   Honda Auto Receivables Owner Trust(b)                            2.480         7/18/2008           248,402
      75,000   Household Finance Corporation(b)                                 6.375        11/27/2012            80,520
      75,000   International Lease Finance Corporation(b)                       5.875          5/1/2013            77,672
      75,000   J.P. Morgan Chase & Company(b)                                   4.500        11/15/2010            73,546
      75,000   Lehman Brothers Holdings, Inc.                                   3.500          8/7/2008            73,281
      50,000   Merrill Lynch & Company, Inc.(b)                                 5.000          2/3/2014            48,241
      75,000   Morgan Stanley and Company(b)                                    3.875         1/15/2009            73,617
     100,000   PNC Funding Corporation(b)                                       6.875         7/15/2007           108,823
      50,000   SouthTrust Corporation                                           5.800         6/15/2014            51,603
      75,000   Union Planters Corporation(b)                                    4.375         12/1/2010            73,320
     100,000   Wachovia Bank NA(b)                                              7.800         8/18/2010           116,259
     100,000   Wells Fargo & Company(d)                                         3.500          4/4/2008            99,058
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,515,268
=========================================================================================================================

Foreign (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     150,000   European Investment Bank(b)                                      3.000         6/16/2008           147,310
      75,000   Export-Import Bank of Korea(b)                                   4.125         2/10/2009            73,319
     150,000   International Bank for Reconstruction and Development(d)         5.000         3/28/2006           155,655
     100,000   Province of Quebec                                               7.500         7/15/2023           121,676
     100,000   Republic of Italy                                                6.000         2/22/2011           108,478
     100,000   United Mexican States(b)                                         7.500         1/14/2012           110,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                      716,438
=========================================================================================================================

Mortgage-Backed Securities (23.4%)
-------------------------------------------------------------------------------------------------------------------------
      80,519   Federal Home Loan Mortgage Corporation
               30-Yr. Gold Conventional(b)                                      8.500          7/1/2021            88,782
   1,100,000   Federal Home Loan Mortgage Corporation
               30-Yr. Gold Conventional(e)                                      5.000          8/1/2034         1,071,468
     850,000   Federal Home Loan Mortgage Corporation
               30-Yr. Gold Conventional(e)                                      6.000          8/1/2034           871,515
      18,580   Federal Home Loan Mortgage Corporation Gold
               15-Yr. Pass Through                                              9.000          4/1/2010            20,129
      22,192   Federal Home Loan Mortgage Corporation Gold
               15-Yr. Pass Through                                              6.000          3/1/2014            23,238
      99,821   Federal Home Loan Mortgage Corporation Gold
               15-Yr. Pass Through(b)                                           7.500          1/1/2015           106,220
      98,703   Federal Home Loan Mortgage Corporation Gold
               15-Yr. Pass Through(b)                                           6.500          7/1/2016           104,469
      66,053   Federal Home Loan Mortgage Corporation Gold
               15-Yr. Pass Through                                              6.500         10/1/2016            69,912
     115,980   Federal Home Loan Mortgage Corporation Gold
               30-Yr. Pass Through(b)                                           8.000          5/1/2027           126,735
     161,859   Federal Home Loan Mortgage Corporation Gold
               30-Yr. Pass Through                                              7.500          1/1/2028           173,991
       6,859   Federal Home Loan Mortgage Corporation Gold
               30-Yr. Pass Through                                              8.000         10/1/2029             7,452
      15,145   Federal Home Loan Mortgage Corporation Gold
               30-Yr. Pass Through                                              8.000          2/1/2030            16,453
     260,346   Federal Home Loan Mortgage Corporation Gold
               30-Yr. Pass Through(b)                                           7.000          8/1/2032           275,568
       4,835   Federal National Mortgage Association
               15-Yr. Conventional                                              7.500          8/1/2006             4,993
     800,000   Federal National Mortgage Association
               15-Yr. Conventional(e)                                           4.500          8/1/2019           786,750
   1,275,000   Federal National Mortgage Association
               15-Yr. Conventional(e)                                           5.000          8/1/2019         1,284,165
   2,350,000   Federal National Mortgage Association
               30-Yr. Conventional(e)                                           5.500          8/1/2034         2,355,877
     245,245   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.500          8/1/2032           256,249
     144,535   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.000         10/1/2032           148,444
     252,315   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.500         12/1/2032           263,637
      15,198   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          4/1/2011            15,913
      82,884   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          1/1/2014            86,728
      15,193   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              5.500          4/1/2014            15,686
      56,277   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000         11/1/2014            58,888
      58,956   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          9/1/2016            61,618
      15,802   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          6/1/2008            16,141
      44,736   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028            46,074
      72,885   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          4/1/2031            74,907
      37,364   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2031            38,400
     156,089   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2032           163,093
      16,620   Government National Mortgage Association
               30-Yr. Pass Through                                              8.500         1/15/2017            18,349
      17,246   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         1/15/2025            18,956
      22,557   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         7/15/2026            24,762
       5,766   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000        10/15/2028             6,315
      79,040   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         1/15/2029            84,052
      22,840   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000        12/15/2029            25,007
       6,440   Government National Mortgage Association
               30-Yr. Pass Through                                              8.500        12/15/2029             7,044
       7,300   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         5/15/2030             7,988
       3,613   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         7/15/2030             3,953
      16,164   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         3/15/2031            17,180
      75,079   Government National Mortgage Association
               30-Yr. Pass Through                                              6.000         6/15/2031            77,398
      77,759   Government National Mortgage Association
               30-Yr. Pass Through                                              6.500         7/15/2031            81,462
      54,959   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         9/15/2031            58,415
     237,604   Government National Mortgage Association
               30-Yr. Pass Through                                              6.500         7/15/2032           248,906
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                 9,313,282
=========================================================================================================================

Transportation (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      50,000   CSX Corporation(b)                                               5.500          8/1/2013            49,860
      75,000   FedEx Corporation(b)                                             3.500          4/1/2009            72,396
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               122,256
=========================================================================================================================

U.S. Government (23.4%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Federal Farm Credit Bank                                         5.720         4/13/2005           307,357
     160,000   Federal Home Loan Bank                                           6.900          2/7/2007           174,104
     200,000   Federal Home Loan Bank                                           5.625         2/15/2008           212,865
     200,000   Federal Home Loan Bank                                           7.375         2/13/2015           236,617
     100,000   Federal Home Loan Bank                                           6.640        12/13/2016           113,753
     850,000   Federal Home Loan Mortgage Corporation                           2.875         9/15/2005           854,520
     100,000   Federal Home Loan Mortgage Corporation(d)                        6.000         6/15/2011           108,267
     150,000   Federal National Mortgage Association                            5.500          5/2/2006           156,737
     150,000   Federal National Mortgage Association                            6.660          3/5/2007           162,844
     100,000   Federal National Mortgage Association(d)                         5.250         1/15/2009           105,177
     250,000   Federal National Mortgage Association                            6.250          2/1/2011           270,728
     100,000   Federal National Mortgage Association                            6.210          8/6/2038           106,679
     200,000   Tennessee Valley Authority                                       6.150         1/15/2038           207,105
     300,000   U.S. Treasury Bonds(d)                                           8.125         8/15/2019           397,430
     100,000   U.S. Treasury Bonds(d)                                           8.125         8/15/2021           133,836
     300,000   U.S. Treasury Bonds(d)                                           6.250         8/15/2023           336,492
     100,000   U.S. Treasury Bonds(d)                                           6.625         2/15/2027           117,574
     200,000   U.S. Treasury Bonds(d)                                           6.125        11/15/2027           222,172
     400,000   U.S. Treasury Bonds(d)                                           5.250        11/15/2028           397,375
     200,000   U.S. Treasury Notes(d)                                           5.625         2/15/2006           209,734
     100,000   U.S. Treasury Notes(d)                                           2.000         5/15/2006            99,031
     200,000   U.S. Treasury Notes(d)                                           4.625         5/15/2006           207,109
      90,000   U.S. Treasury Notes(d)                                           7.000         7/15/2006            97,358
     450,000   U.S. Treasury Notes(d)                                           6.500        10/15/2006           485,350
     250,000   U.S. Treasury Notes(d)                                           3.500        11/15/2006           253,672
   2,250,000   U.S. Treasury Notes(d)                                           4.375         5/15/2007         2,330,507
     400,000   U.S. Treasury Notes(d)                                           6.125         8/15/2007           434,391
     175,000   U.S. Treasury Notes(d)                                           5.500         5/15/2009           189,328
     325,000   U.S. Treasury Notes(d)                                           6.500         2/15/2010           367,872
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                            9,295,984
=========================================================================================================================

Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      75,000   Duke Capital Corporation                                         7.500         10/1/2009            84,068
     100,000   ENSEARCH Corporation(b)                                          6.564          7/1/2005           102,746
      75,000   FirstEnergy Corporation                                          6.450        11/15/2011            79,330
      75,000   Niagara Mohawk Power Corporation                                 7.750         10/1/2008            84,626
     100,000   Oncor Electric Delivery Company(b)                               6.375         1/15/2015           107,324
      50,000   Pacific Gas & Electric Company(b)                                6.050          3/1/2034            48,168
     100,000   Public Service Company of Colorado(b)                            7.875         10/1/2012           119,087
      50,000   Southern California Edison Company(d)                            5.000         1/15/2014            49,384
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    674,733
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $26,345,117)                                                 26,635,350
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (17.0%)         Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   6,768,776   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A        $6,768,776
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $6,768,776)                                    6,768,776
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (16.1%)                        Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $790,000   Federal Agricultural Mortgage Corporation                        1.278%        8/12/2004          $789,676
   1,150,000   Federal Home Loan Mortgage Corporation                           1.278          8/3/2004         1,149,884
   1,850,000   Federal Home Loan Mortgage Corporation                           1.397         8/20/2004         1,848,628
   1,335,097   Thrivent Money Market Fund                                       0.956               N/A         1,335,097
   1,300,000   Windmill Funding Corporation                                     1.332         8/17/2004         1,299,184
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 6,422,469
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $39,536,362)                                                           $39,826,595
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(d) All or a portion of the security is on loan.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Limited Maturity Bond Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (72.1%)                            Interest Rate    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (6.0%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   American Express Credit Account Master Trust(b,c)                1.500%        8/15/2004        $1,001,705
     358,766   Capital Auto Receivables Asset Trust(c)                          1.470         8/15/2004           358,928
     399,305   Chase Manhattan Auto Owner Trust                                 5.070         2/15/2008           404,492
     500,000   Citibank Credit Card Issuance Trust                              4.100         12/7/2006           503,962
     215,962   Comed Transitional Funding Trust                                 5.440         3/25/2007           219,055
     500,000   CPL Transition Funding, LLC(d)                                   5.010         1/15/2010           517,159
     500,000   DaimlerChrysler AG(c)                                            1.430         8/15/2004           500,203
     750,000   First National Master Note Trust(c)                              1.480         8/15/2004           750,932
   1,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        1.580         8/25/2004         1,002,075
   1,000,000   Honda Auto Receivables Owner Trust                               2.960         4/20/2009           989,986
     500,000   MBNA Credit Card Master Note Trust(b,c)                          1.490         8/15/2004           500,882
     750,000   MBNA Credit Card Master Note Trust                               4.950         6/15/2009           781,534
     148,424   PSE&G Transition Funding, LLC                                    5.740         3/15/2007           150,546
   1,000,000   Residential Asset Securities Corporation                         3.250         5/25/2029           989,077
     750,000   Toyota Auto Receivables Owner Trust                              4.390         5/15/2009           763,995
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    9,434,531
=========================================================================================================================

Basic Materials (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   E.I. du Pont de Nemours and Company                              4.125         4/30/2010           493,753
     600,000   ICI Wilmington, Inc.                                             4.375         12/1/2008           593,106
      75,000   Peabody Energy Corporation                                       6.875         3/15/2013            77,250
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            1,164,109
=========================================================================================================================

Capital Goods (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   Allied Waste North America, Inc.(b)                              8.875          4/1/2008           490,500
     200,000   Allied Waste North America, Inc., Convertible                    4.250         4/15/2034           176,000
     200,000   Ball Corporation                                                 6.875        12/15/2012           204,250
     600,000   Caterpillar, Inc.(d)                                             4.500         6/15/2009           607,222
     250,000   Precision Castparts Corporation                                  5.600        12/15/2013           245,876
     359,433   Systems 2001 Asset Trust, LLC                                    6.664         9/15/2013           389,118
     300,000   Textron Financial Corporation                                    2.750          6/1/2006           297,979
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              2,410,945
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.4%)
-------------------------------------------------------------------------------------------------------------------------
     295,451   Banc of America Commercial Mortgage, Inc.                        3.366         7/11/2043           296,045
     700,000   Bear Stearns Commercial Mortgage Securities(b)                   3.869         2/11/2041           681,560
     500,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(b,c)                                      1.700         8/14/2004           500,180
     700,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.302         1/15/2038           678,658
   1,000,000   LB-UBS Commercial Mortgage Trust(b)                              3.323         3/15/2027           978,260
     581,086   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012           583,319
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      3,718,022
=========================================================================================================================

Communications Services (2.7%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           234,004
     200,000   British Sky Broadcasting Group plc                               8.200         7/15/2009           231,422
     250,000   CSC Holdings, Inc.                                               6.750         4/15/2012           241,250
     500,000   Deutsche Telekom International Finance BV(d,e)                   8.250         6/15/2005           524,253
     250,000   EchoStar DBS Corporation                                         5.750         10/1/2008           248,125
     400,000   News America, Inc.(f)                                            4.750         3/15/2010           401,476
     250,000   Nextel Communications, Inc.                                      5.950         3/15/2014           236,875
     700,000   R.R. Donnelley and Sons Company(d)                               3.750          4/1/2009           679,547
     750,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           842,242
     500,000   Verizon Pennsylvania, Inc.(b)                                    5.650        11/15/2011           514,181
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    4,153,375
=========================================================================================================================

Consumer Cyclical (4.0%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   American Honda Finance Corporation(d)                            3.850         11/6/2008           594,157
     600,000   American Honda Finance Corporation                               4.500         5/26/2009           605,039
     750,000   Carnival Corporation                                             3.750        11/15/2007           744,902
     150,000   Costco Wholesale Corporation, Convertible                  Zero Coupon         8/19/2017           138,938
     250,000   D.R. Horton, Inc.                                                7.500         12/1/2007           272,500
     200,000   DaimlerChrysler North American Holdings Corporation              4.750         1/15/2008           203,395
     500,000   Ford Credit Floorplan Master Owner Trust(c)                      1.520         8/15/2004           501,048
     500,000   Ford Motor Credit Company                                        7.375          2/1/2011           530,636
     500,000   General Motors Acceptance Corporation(f)                         4.500         7/15/2006           506,992
     100,000   Kerzner International, Convertible                               2.375         4/15/2024           100,625
     100,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031            88,375
     400,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009           402,500
     500,000   NIKE, Inc.                                                       5.500         8/15/2006           526,314
     750,000   Toyota Motor Credit Corporation                                  2.875          8/1/2008           722,065
     250,000   Yum! Brands, Inc.                                                7.650         5/15/2008           280,431
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          6,217,917
=========================================================================================================================

Consumer Non-Cyclical (2.9%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Bottling Group, LLC                                              2.450        10/16/2006           740,602
     400,000   Bunge Limited Finance Corporation                                7.800        10/15/2012           459,195
     750,000   Coca-Cola Enterprises, Inc.(b)                                   2.500         9/15/2006           740,496
     250,000   Fisher Scientific International, Inc.                            8.125          5/1/2012           273,438
     500,000   General Mills, Inc.(d)                                           2.625        10/24/2006           490,819
     250,000   Gillette Company                                                 3.500        10/15/2007           250,793
     500,000   Hospira, Inc.                                                    4.950         6/15/2009           505,566
     500,000   Kellogg Company                                                  6.000          4/1/2006           524,658
     600,000   UnitedHealth Group, Inc.                                         3.300         1/30/2008           589,288
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      4,574,855
=========================================================================================================================

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   EnCana Corporation(g)                                            4.600         8/15/2009           704,331
     300,000   Premcor Refining Group, Inc.                                     9.250          2/1/2010           337,500
     250,000   XTO Energy, Inc.                                                 6.250         4/15/2013           264,570
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,306,401
=========================================================================================================================

Financials (16.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Bank One Issuance Trust(b,c)                                     1.430         8/15/2004           500,203
     500,000   Bear Stearns Companies, Inc.                                     3.000         3/30/2006           500,517
     500,000   Capital One Bank                                                 4.250         12/1/2008           495,348
     250,000   Capital One Financial Corporation                                7.250          5/1/2006           265,351
     400,000   CIT Group, Inc.                                                  4.000          5/8/2008           399,012
     600,000   Citigroup, Inc.(b,c)                                             1.250          8/9/2004           600,394
     750,000   Countrywide Home Loans, Inc.                                     4.000         3/22/2011           707,256
     600,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.861         3/15/2036           592,516
     600,000   Credit Suisse First Boston USA, Inc.                             3.875         1/15/2009           589,133
   1,000,000   General Electric Capital Corporation(b,c)                        2.255          9/2/2004         1,002,500
     500,000   General Motors Acceptance Corporation                            5.625         5/15/2009           501,239
     700,000   Goldman Sachs Group, Inc.(d)                                     3.875         1/15/2009           687,202
     150,000   Goldman Sachs Group, Inc., Convertible                           1.500         7/23/2009           149,746
     500,000   Honda Auto Receivables Owner Trust                               2.480         7/18/2008           496,803
   1,000,000   Honda Auto Receivables Owner Trust                               2.790         3/16/2009           987,837
     500,000   HSBC Capital Funding, LP(c,e)                                    9.547         6/30/2010           614,951
     600,000   International Lease Finance Corporation                          3.300         1/23/2008           585,830
     600,000   John Hancock Global Funding II                                   3.750         9/30/2008           592,878
     840,000   Lehman Brothers, Inc.                                            6.539         8/15/2008           890,098
   1,000,000   Merrill Lynch & Company, Inc.(c)                                 1.960        10/21/2004           998,492
     500,000   Monumental Global Funding II                                     3.850          3/3/2008           502,057
   2,668,000   Morgan Stanley and Company(d)                                    5.878          3/1/2007         2,796,918
     700,000   Morgan Stanley and Company                                       3.875         1/15/2009           687,095
   1,000,000   National City Credit Card Master Trust(b,c                       1.530         8/15/2004         1,001,515
     700,000   New York Life Global Funding                                     3.875         1/15/2009           692,886
     700,000   Pacific Life Global Funding                                      3.750         1/15/2009           691,022
     600,000   Pearson Dollar Finance plc                                       4.700          6/1/2009           603,539
     600,000   Pricoa Global Funding I                                          4.350         6/15/2008           605,960
     750,000   SLM Corporation(b)                                               4.000         1/15/2009           741,491
     250,000   Sovereign Bancorp, Inc.                                         10.500        11/15/2006           285,960
     250,000   TIAA Global Markets                                              4.125        11/15/2007           253,849
     500,000   U.S. Bancorp                                                     2.750         3/30/2006           499,678
     750,000   Union Planters Bank                                              5.125         6/15/2007           787,763
     700,000   Washington Mutual, Inc.                                          8.250          4/1/2010           819,090
   1,000,000   Westpac Banking Corporation(c,d)                                 1.350         8/25/2004           999,829
   1,000,000   World Savings Bank FSB(c)                                        1.375          9/1/2004           999,195
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                25,125,153
=========================================================================================================================

Foreign (2.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Corporacion Andina de Fomento(d)                                 6.875         3/15/2012           547,922
     600,000   European Investment Bank                                         2.700         4/20/2007           590,170
     125,000   Export Development Canada                                        2.750        12/12/2005           125,596
     500,000   Korea Development Bank                                           4.750         7/20/2009           499,531
     250,000   Nordic Investment Bank(f)                                        2.750         1/11/2006           250,316
     229,167   Pemex Finance, Ltd.                                              8.450         2/15/2007           244,450
   1,000,000   Republic of Italy                                                2.750        12/15/2006           989,677
     500,000   United Mexican States                                            9.875          2/1/2010           608,750
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    3,856,412
=========================================================================================================================

Mortgage-Backed Securities (7.6%)
-------------------------------------------------------------------------------------------------------------------------
   8,500,000   Federal National Mortgage Association 15-Yr. Conventional(g)     5.500          8/1/2019         8,728,437
   3,000,000   Federal National Mortgage Association 30-Yr. Conventional(g)     6.000          8/1/2034         3,076,875
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                11,805,312
=========================================================================================================================

Municipal Bonds (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Minneapolis & St. Paul Metropolitan Airports Commission          4.850          1/1/2006           513,000
     400,000   Oregon School Boards Association Taxable Pension Bonds     Zero Coupon         6/30/2005           390,752
     750,000   Washington State Office of the State Treasurer                   4.500          7/1/2007           769,920
-------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds                                                                            1,673,672
=========================================================================================================================

Other (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Harvard University(d)                                            8.125         4/15/2007           844,050
-------------------------------------------------------------------------------------------------------------------------
               Total Other                                                                                        844,050
=========================================================================================================================

Technology (0.6%)
-------------------------------------------------------------------------------------------------------------------------
     800,000   International Business Machines Corporation(b,d)                 2.375         11/1/2006           790,118
     100,000   Unisys Corporation                                               6.875         3/15/2010           101,500
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   891,618
=========================================================================================================================

Transportation (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   American Airlines, Inc.                                          7.250          2/5/2009           282,000
     700,000   CSX Corporation(b)                                               6.750         3/15/2011           764,326
     700,000   FedEx Corporation(d)                                             3.500          4/1/2009           675,695
     250,000   Hertz Corporation                                                7.400          3/1/2011           264,368
     500,000   MISC Capital Ltd.                                                5.000          7/1/2009           506,464
     500,000   Southwest Airlines Company                                       5.496         11/1/2006           519,638
     500,000   Union Pacific Company(d)                                         3.625          6/1/2010           469,926
     736,183   United Air Lines, Inc.(h)                                        7.186          4/1/2011           610,060
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             4,092,477
=========================================================================================================================

U.S. Government (16.7%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Federal Home Loan Mortgage Corporation(f)                        1.500         8/15/2005         2,974,443
     500,000   Federal Home Loan Mortgage Corporation(f)                        2.750         8/15/2006           498,120
     500,000   Federal National Mortgage Association                            2.375        12/15/2005           498,964
     800,000   Federal National Mortgage Association(f)                         4.000          9/2/2008           800,992
   1,000,000   U.S. Department of Housing and Urban Development                 3.450          8/1/2006         1,009,011
     500,000   U.S. Treasury Notes                                              2.125        10/31/2004           500,801
   4,000,000   U.S. Treasury Notes(f)                                           1.625         3/31/2005         3,994,220
   7,600,000   U.S. Treasury Notes(f)                                           1.500         7/31/2005         7,557,546
   7,250,000   U.S. Treasury Notes(f)                                           2.375         8/15/2006         7,203,556
     600,000   U.S. Treasury Notes(f)                                           2.250         2/15/2007           590,227
     250,000   U.S. Treasury Notes(f)                                           2.625         3/15/2009           239,482
     300,000   U.S. Treasury Notes(f)                                           3.875         2/15/2013           289,910
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           26,157,272
=========================================================================================================================

Utilities (3.4%)
-------------------------------------------------------------------------------------------------------------------------
     150,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           161,250
     400,000   FirstEnergy Corporation                                          5.500        11/15/2006           416,286
     500,000   Indiana Michigan Power Company                                   6.125        12/15/2006           529,376
     500,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010           565,081
     250,000   Midamerican Energy Holdings Company                              3.500         5/15/2008           241,546
   1,000,000   Pacific Gas & Electric Company(d)                                3.600          3/1/2009           973,167
     299,245   Power Contract Financing, LLC                                    5.200          2/1/2006           300,906
     484,942   Power Receivables Finance, LLC                                   6.290          1/1/2012           496,343
     600,000   Sempra Energy(b)                                                 4.750         5/15/2009           608,643
     400,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           412,915
     600,000   Westar Energy, Inc.                                              7.875          5/1/2007           661,293
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  5,366,806
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $112,589,259)                                               112,792,927
=========================================================================================================================
      Shares   Preferred Stock (0.1%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
       1,750   Goldman Sachs Preferred Stock, Convertible(i)                                                     $165,790
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $175,000)                                                              165,790
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (14.9%)            Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  23,324,390   State Street Navigator Securities Lending Prime Portfolio        1.280%              N/A       $23,324,390
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $23,324,390)                                  23,324,390
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (12.9%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,000,000   Falcon Asset Securitization Corporation                       1.352%(i)        8/16/2004        $2,998,200
   1,000,000   Federal Home Loan Mortgage Corporation                        3.250           11/15/2004         1,004,696
   3,167,000   Kitty Hawk Funding Corporation                                1.402(i)         8/23/2004         3,164,167
   5,000,000   Preferred Receivables Funding Corporation(b)                  1.311(i)         8/12/2004         4,997,817
   2,019,493   Thrivent Money Market Fund                                    0.956(i)               N/A         2,019,493
   6,000,000   Triple A-1 Funding Corporation(d)                             1.281(i)          8/2/2004         5,999,573
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                20,183,946
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $156,272,595)                                                         $156,467,053
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At July 31, 2004, all or a portion of the denoted securities, valued at $12,624,442 were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                             Number of         Expiration                                        Principal    Unrealized
  Type                       Contracts             Date          Position       Value              Amount         Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures     90             September 2004      Short      $9,855,000          $9,700,358    $154,642

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a when-issued basis.

(h) In bankruptcy.

(i) Non-income producing security.

(j) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Money Market Fund

Schedule of Investments

As of July 31, 2004
 (unaudited)

Money Market Fund
Schedule of Investments as of July 31, 2004 (unaudited)(a)

   Principal
      Amount   Certificates of Deposit (9.5%)                           Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Banking - Foreign (4.9%)
-------------------------------------------------------------------------------------------------------------------------
 $18,750,000   Royal Bank of Canada NY                                          1.480%       11/19/2004       $18,749,328
  22,800,000   Royal Bank of Scotland New York                                  1.345         1/31/2005        22,799,429
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Foreign                                                                         41,548,757
=========================================================================================================================

Brokerage (4.6%)
-------------------------------------------------------------------------------------------------------------------------
  19,325,000   Goldman Sachs Group, Inc.(c)                                     1.410         8/23/2004        19,325,000
  19,125,000   Goldman Sachs Group, Inc.(c)                                     1.590        10/18/2004        19,126,016
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 38,451,016
-------------------------------------------------------------------------------------------------------------------------
               Total Certificate of Deposit                                                                    79,999,773
=========================================================================================================================
   Principal
      Amount   Commercial Paper (44.9%)                                 Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed (30.8%)
-------------------------------------------------------------------------------------------------------------------------
 $11,169,000   Barton Capital Corporation                                       1.281%         8/3/2004       $11,167,809
   9,065,000   Barton Capital Corporation                                       1.281          8/4/2004         9,063,711
  15,877,000   Falcon Asset Securitization Corporation                          1.291          8/9/2004        15,871,880
  23,170,000   Fountain Square Commercial Funding Corporation                   1.331          8/9/2004        23,162,296
   1,450,000   Govco, Inc.                                                      1.291          8/4/2004         1,449,792
  21,444,000   Kitty Hawk Funding Corporation                                   1.291          8/2/2004        21,442,463
   7,084,000   Nieuw Amsterdam Receivables Corporation                          1.350          8/3/2004         7,083,231
  19,310,000   Nieuw Amsterdam Receivables Corporation                          1.432         8/24/2004        19,291,591
   8,850,000   Park Avenue Receivables Corporation                              1.546        10/12/2004         8,822,363
  20,900,000   Sheffield Receivables Corporation                                1.361         8/19/2004        20,884,998
  14,590,000   Starfish Global Funding, LLC                                     1.281          8/3/2004        14,588,444
  10,000,000   Three Pillars Funding Corporation                                1.371         8/16/2004         9,993,911
  13,955,000   Three Pillars Funding Corporation                                1.402         8/23/2004        13,942,518
  23,254,000   Thunder Bay Funding, Inc.                                        1.361         8/20/2004        23,236,430
   8,489,000   Triple A-1 Funding Corporation                                   1.291          8/5/2004         8,487,479
  10,686,000   Triple A-1 Funding Corporation                                   1.381         8/18/2004        10,678,694
  23,050,000   Tulip Funding Corporation                                        1.218         8/11/2004        23,040,915
  17,790,000   Tulip Funding Corporation                                        1.462         8/31/2004        17,767,634
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed                                                                             259,976,159
=========================================================================================================================

Banking-Domestic (1.9%)
-------------------------------------------------------------------------------------------------------------------------
  10,000,000   Citicorp                                                         1.402         8/30/2004         9,988,333
   3,670,000   MLTC Funding, Inc.                                               1.472         8/31/2004         3,665,354
   2,209,000   River Fuel Trust Funding Company, Inc.                           1.271          8/2/2004         2,208,844
-------------------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                                          15,862,531
=========================================================================================================================

Brokerage (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   7,600,000   Merrill Lynch & Company, Inc.                                    1.690         1/14/2005         7,611,963
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                  7,611,963
=========================================================================================================================

Consumer Cyclical (2.7%)
-------------------------------------------------------------------------------------------------------------------------
  22,500,000   UnitedHealth Group, Inc.                                         1.351         8/16/2004        22,486,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         22,486,500
=========================================================================================================================

Education (4.1%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Northwestern University                                          1.302         8/10/2004         2,998,917
   5,000,000   Northwestern University                                          1.282         8/11/2004         4,998,044
   3,500,000   Northwestern University                                          1.535        10/12/2004         3,489,141
  23,070,000   Yale University                                                  1.292         8/11/2004        23,060,907
-------------------------------------------------------------------------------------------------------------------------
               Total Education                                                                                 34,547,009
=========================================================================================================================

Finance (2.9%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   ABN Amro North America Finance, Inc.                             1.453         9/13/2004         2,994,683
  20,000,000   Jupiter Securitization Corporation                               1.361         8/17/2004        19,987,156
   1,552,262   SSgA Money Market Fund                                           0.950               N/A         1,552,262
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   24,534,101
=========================================================================================================================

Insurance (1.6%)
-------------------------------------------------------------------------------------------------------------------------
  13,930,000   Torchmark Corporation                                            1.321          8/4/2004        13,927,957
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 13,927,957
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                         378,946,220
=========================================================================================================================
   Principal
      Amount   U.S. Government (8.0%)                                   Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $19,325,000   Federal Home Loan Bank                                           1.500%         5/4/2005       $19,324,169
  11,600,000   Federal Home Loan Bank                                           2.020          6/8/2005        11,600,000
   7,600,000   Federal Home Loan Mortgage Corporation                           3.250        11/15/2004         7,638,015
  15,200,000   Federal Home Loan Mortgage Corporation                           1,320(b)      1/11/2005        15,110,930
  13,300,000   Federal National Mortgage Association                            7.125         2/15/2005        13,706,137
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           67,379,251
=========================================================================================================================
   Principal
      Amount   Variable Rate Notes (37.6%)                            Interest Rate(b,c)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Banking-Domestic (7.8%)
-------------------------------------------------------------------------------------------------------------------------
  19,225,000   Credit Suisse First Boston, Inc.                                 1.610%        10/8/2004       $19,237,571
   7,800,000   US Bank NA                                                       1.600          8/5/2004         7,806,010
  19,225,000   Wells Fargo & Company                                            1.350         8/16/2004        19,225,000
  19,325,000   Wells Fargo Bank NA                                              1.303         8/11/2004        19,325,000
-------------------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                                          65,593,581
=========================================================================================================================

Brokerage (5.3%)
-------------------------------------------------------------------------------------------------------------------------
   6,340,000   Lehman Brothers Holdings                                         1.900        10/15/2004         6,354,883
  19,325,000   Lehman Brothers Holdings Floating                                1.380         8/19/2004        19,325,000
  19,400,000   Morgan Stanley and Company                                       1.426         8/16/2004        19,400,000
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 45,079,883
=========================================================================================================================

Consumer Cyclical (3.6%)
-------------------------------------------------------------------------------------------------------------------------
  30,720,000   American Honda Finance Corporation                               1.470          9/7/2004        30,750,159
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         30,750,159
=========================================================================================================================

Consumer Non-Cyclical (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   7,070,000   UnitedHealth Group, Inc.                                         1.790         8/11/2004         7,080,989
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      7,080,989
=========================================================================================================================

Finance (6.4%)
-------------------------------------------------------------------------------------------------------------------------
  15,380,000   American Express Credit Corporation                              1.390         8/16/2004        15,388,153
  19,325,000   American Express Credit Corporation                              1.510         8/16/2004        19,337,498
  19,225,000   Sheffield Receivables Corporation                                1.400         8/25/2004        19,224,051
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   53,949,702
=========================================================================================================================

Insurance (4.6%)
-------------------------------------------------------------------------------------------------------------------------
  19,325,000   Allstate Life Global Funding                                     1.305          8/9/2004        19,325,000
  19,225,000   Allstate Life Global Funding II                                  1.370         8/16/2004        19,225,000
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 38,550,000
=========================================================================================================================

U.S. Municipal (9.1%)
-------------------------------------------------------------------------------------------------------------------------
  26,900,000   Alaska State Housing Finance Corporation                         1.300          8/5/2004        26,900,000
   7,500,000   Alaska State Housing Finance Corporation                         1.400          9/1/2004         7,500,000
   8,000,000   Illinois Student Assistance Commission                           1.480          8/4/2004         8,000,000
  10,000,000   Ohio State Air Quality Development Authority
               Revenue Bonds (Columbus and Southern) (Series B)                 1.330          8/4/2004        10,000,000
  24,230,000   Texas State Veterans Housing General Obligation (Series A-2)     1.340          8/4/2004        24,230,000
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Municipal                                                                            76,630,000
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                      317,634,314
-------------------------------------------------------------------------------------------------------------------------
               Total Portfolio of Investments (at amortized cost)                                            $843,959,558
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and
Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund.
In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

U.S. Government Zero Coupon Target Fund, Series 2006

Schedule of Investments

As of July 31, 2004
 (unaudited)

U.S. Government Zero Coupon Target Fund, Series 2006
Schedule of Investments as of July 31, 2004 (unaudited)(a)

Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 (a)

---------------------------------------------------------------------------------------------------------------------
Principal                                                        Yield to          Maturity                Market
Amount         Long-Term Obligations (100.0%)                    Maturity            Date                   Value
---------------------------------------------------------------------------------------------------------------------

               U.S. Zero Coupon (100.0%)
$1,563,000     U.S. Government Zero Coupon Bonds                  2.723%          11/15/2006               $1,465,414

                                               TOTAL INVESTMENTS (100.0%)
                                               (amortized cost basis $1,303,721)                           $1,465,414
                                               ======================================================================

(a) The categories of investments are shown as a percentage of total investments.

Thrivent Mutual Funds
Notes to Schedules of Investments
July 31, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of  Investments  - Securities  traded on U.S. or foreign  securities exchanges or included in a national  market  system are valued at the official closing price at the close of each business day.  Over-the-counter  securities and listed  securities for which no price is readily  available  are valued at the current  bid price  considered  best to  represent  the value at that time.
Security prices are based on quotes that are  obtained  from an  independent pricing  service  approved by the Board of  Trustees.  The pricing service, in determining  values of  fixed-income  securities,  takes  into  consideration such  factors  as  current  quotations  by broker/dealers,  coupon,  maturity, quality,  type of issue,  trading  characteristics,  and other  yield and risk factors it deems relevant in determining  valuations.  Securities which cannot be valued by the approved  pricing service are valued using  valuations obtained from dealers that make markets in the securities.  Exchange listed options and futures  contracts  are valued at the last quoted sales price.

For all Funds other than the Money  Market  Fund,  short-term  securities  with maturities  of 60 days or less are valued at amortized cost.  Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates  market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.  The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair  valuation of  international  securities - As many foreign  markets  close before the U.S.  markets,  events may occur between the close of the  foreign market and the close of the U.S. markets that could have a material impact on the  valuation  of  foreign securities.  The Fund,  under the  supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other  securities  for which market values are not readily  available are appraised at fair value as determined in good faith under the direction of the
Board of Trustees.

Options - All Funds except the Money Market Fund may buy put and call options and write covered call  options.  The Funds intend to use such derivative instruments as hedges to facilitate buying or selling  securities or to provide protection  against adverse movements in security prices or interest  rates.
The Funds may also enter into options  contracts to protect  against  adverse foreign  exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded.  A Fund will realize a gain or loss upon expiration  or closing of the option  transaction.  When an option is  exercised,  the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts - Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations.  Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities - The High Yield and Partner High Yield
Funds invest  primarily in high-yielding  fixed-income securities.  Each of the other Funds except the  Municipal  Bond and Money Market  Funds may also invest in high-yielding securities. These securities will  typically be in the lower rating  categories or will be non-rated  and  generally  will involve more risk than securities  in the higher rating  categories.  Lower rated or unrated securities are more likely to react to  developments  affecting market risk and credit risk than are more highly rated securities, which react primarily to movements  in the general  level of interest rates.

Investments in Options and Futures Contracts - The movement in the price of the security  underlying an option or futures contract may not correlate  perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation  could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 28, 2004                                  THRIVENT MUTUAL FUNDS

                                                          By: /s/ Pamela J. Moret
                                                              ----------------------------------------
                                                              Pamela J. Moret
                                                              President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2004                                  By:  /s/ Pamela J. Moret
                                                               -----------------------------------------
                                                               Pamela J. Moret
                                                               President

Date: September 28, 2004                                  By:  /s/ Charles D. Gariboldi
                                                               -----------------------------------------
                                                               Charles D. Gariboldi
                                                               Treasurer

CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

1.  I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.  Based on my  knowledge,  this report does not contain any untrue  statement  of a material  fact or omit to state a material fact  necessary to make the  statements  made, in light of the  circumstances  under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my  knowledge,  the  schedules  of  investments  included  in this  report  fairly  present in all material  respects the  investments  of the  registrant  as of the end of the fiscal  quarter for which the report is filed;

4.  The  registrant's  other  certifying  officer(s) and  I  are  responsible  for establishing and maintaining disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940)
    and internal  control over financial  reporting (as defined in Rule 30a-3(d)  under the Investment  Company
    Act of 1940) for the registrant and have:

    a)  Designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our  supervision,  to ensure that material  information  relating to the  registrant, including  its  consolidated  subsidiaries,  is made  known  to us by  others  within  those  entities, particularly during the period in which this report is being prepared;

    b)  Designed  such  internal  control  over  financial  reporting,  or caused such  internal  control  over financial  reporting to be designed under our supervision,  to provide reasonable  assurance  regarding the  reliability  of financial  reporting  and the  preparation  of financial  statements  for external purposes in accordance with generally accepted accounting principles;

    c)  Evaluated the  effectiveness  of the registrant's  disclosure  controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d)  Disclosed in this report any change in the registrant's  internal control over financial reporting that occurred  during the  registrant's  most recent  fiscal  quarter that has  materially  affected,  or is reasonably likely to materially  affect,  the registrant's  internal control over financial  reporting;
        and

5.  The registrant's  other certifying  officer(s) and I have disclosed to registrant's  auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    a)  All significant  deficiencies and material  weaknesses in the design or operation of internal  controls over financial  reporting which are reasonably  likely to adversely affect the registrant's  ability to record, process, summarize, and report financial information; and

    b)  Any fraud, whether or not material,  that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2004                           /s/ Pamela J. Moret
                                                   -----------------------------------------
                                                   Pamela J. Moret
                                                   President

CERTIFICATION BY TREASURER

I, Charles D. Gariboldi, certify that:

1.  I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.  Based on my  knowledge,  this report does not contain any untrue  statement  of a material  fact or omit to state a material fact  necessary to make the  statements  made, in light of the  circumstances  under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my  knowledge,  the  schedules  of  investments  included  in this  report  fairly  present in all material  respects the  investments  of the  registrant  as of the end of the fiscal  quarter for which the report is filed;

4.  The  registrant's  other  certifying  officer(s)  and  I  are  responsible for establishing and maintaining disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940)
    and internal  control over financial  reporting (as defined in Rule 30a-3(d)  under the Investment  Company
    Act of 1940) for the registrant and have:

    a)  Designed such disclosure controls and procedures,  or caused such disclosure controls and procedures to be designed under our  supervision,  to ensure that material  information  relating to the  registrant, including  its  consolidated  subsidiaries,  is made  known  to us by  others  within  those  entities, particularly during the period in which this report is being prepared;

    b)  Designed  such  internal  control  over  financial  reporting,  or caused such  internal  control  over financial  reporting to be designed under our supervision,  to provide reasonable  assurance  regarding the  reliability  of financial  reporting  and the  preparation  of financial  statements  for external purposes in accordance with generally accepted accounting principles;

    c)  Evaluated the  effectiveness  of the registrant's  disclosure  controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d)  Disclosed in this report any change in the registrant's  internal control over financial reporting that occurred  during the  registrant's  most recent  fiscal  quarter that has  materially  affected,  or is reasonably likely to materially  affect,  the registrant's  internal control over financial  reporting;
        and

5.  The registrant's  other certifying  officer(s) and I have disclosed to registrant's  auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    a)  All significant  deficiencies and material  weaknesses in the design or operation of internal  controls over financial  reporting which are reasonably  likely to adversely affect the registrant's  ability to record, process, summarize, and report financial information; and

    b)  Any fraud, whether or not material,  that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 28, 2004                           /s/ Charles D. Gariboldi
                                                   -----------------------------------------
                                                   Charles D. Gariboldi
                                                   Treasurer